UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04041

STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.

(Exact name of registrant as specified in charter)

One Iron Street

Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Sean O’Malley, Esq. Senior Vice President and General Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Timothy W. Diggins, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

Item 1. Shareholder Reports.

(a)	The Report to Shareholders is attached herewith.

Annual Report
December 31, 2023
State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Annual Report
December 31, 2023

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

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State Street S&P 500 Index V.I.S. Fund
Notes to Performance — December 31, 2023 (Unaudited)
The information provided on the performance page relates to the State Street S&P 500 Index V.I.S. Fund (the “Fund”).
Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown. The performance data quoted represents past performance; past performance does not guarantee future results.
Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at www.ssga.com. for the most recent month-end performance data.
An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.
The S&P 500® Index is an unmanaged, market capitalization-weighted index of stocks of 500 widely held U.S. stocks recognized by investors to be representative of the stock market in general.
The Fund is not sponsored, endorsed, sold or promoted by S&P Global Ratings (“S&P”), and S&P makes no representation or warranty, express or implied, to the investors of the Fund or any member of the public regarding the advisability of investing in the securities generally or in this Fund particularly or the ability of the Fund to track general stock market performance.
The results shown for the foregoing index assume the reinvestment of net dividends or interest and do not reflect fees, expenses, or taxes. As such, the index returns do not reflect the actual cost of investing in the instruments that comprise the index.
The views expressed in this document reflect our judgement as of the publication date and are subject to change at any time without notice.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street S&P 500 Index V.I.S. Fund and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. ("SSGA FM" or the "Adviser") for investment advisory and administrative services.
Notes to Performance	1

State Street S&P 500 Index V.I.S. Fund
Management's Discussion of Fund Performance — December 31, 2023 (Unaudited)
The State Street S&P 500 Index V.I.S. Fund (the “Fund”) seeks growth of capital and accumulation of income that corresponds to the investment return of the S&P 500® Index. The Fund’s benchmark is the S&P 500 Index (the “Index”).
For the 12-month period ended December 31, 2023 (the “Reporting Period”), the total return for the Fund was 25.96% and the total return for the Index was 26.29%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, and cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
A volatile 2023 ended on a cautiously positive note, as developed market (DM) central banks reached the end of their tightening cycle and signaled that some relief on rates was not too far off. After negative third quarter, S&P 500 rallied in Q4, supported by prospects of rate cuts in 2024 as inflation softened and the Federal Reserve Chair’s supportive comments shored up investor sentiment. Q3 earnings also encouraged investors. Most sectors rallied over the fourth quarter, except for energy, which was dragged down by weak crude prices over the quarter. During 2023, global growth slowed at divergent rates across key economies – growth in the United States outpaced expectations but growth disappointed elsewhere.
On a quarterly basis, the S& P 500 reported earnings decline of -1.7% and -4.1% for Q1 2023 and Q2 2023, respectively. However, the Index reported earnings growth of 4.9% for Q3 2023 and was projected to report an earnings growth of 2.4% for Q4 2023. If 2.4% were the actual growth rate for Q4 2023, it will mark the second straight quarter of year-over-year (YoY) earnings growth for the Index. The forward 12-month P/E ratio for the S&P 500 was 19.3, above the 5-year (18.8) and 10-year averages (17.6).
Strong index performance was driven by Information Technology, Communication Services and Consumer Discretionary sectors. Utilities, Energy and Consumer Staples were the worst performing sectors with negative returns.
The Fund used futures in order to obtain desired exposure during the Reporting Period. The Fund’s use of futures helped the Fund track the Index.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Microsoft Corporation, Apple Inc. and NVIDIA Corporation. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Pfizer Inc., Chevron Corporation, and Johnson and Johnson.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
2	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Performance Summary — December 31, 2023 (Unaudited)
Sector Allocation
Portfolio composition as a % of Fair Value of $181,931 (in thousands) as of December 31, 2023 (a)(b)
Top Ten Largest Holdings
as of December 31, 2023 (as a % of Fair Value) (a)(b)
Apple, Inc.	6.92%
Microsoft Corp.	6.87%
Amazon.com, Inc.	3.39%
NVIDIA Corp.	3.01%
Alphabet, Inc., Class A	2.03%
Meta Platforms, Inc., Class A	1.94%
Alphabet, Inc., Class C	1.72%
Tesla, Inc.	1.69%
Berkshire Hathaway, Inc., Class B	1.59%
Broadcom, Inc.	1.21%
Average Annual Total Return for the years ended December 31, 2023
Class 1 Shares (Inception date: 4/15/85)
	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street S&P 500 Index V.I.S. Fund	25.96%	15.32%	11.68%	$30,170
S&P 500® Index	26.29%	15.69%	12.03%	$31,149

(a)	Fair Value basis is inclusive of a short-term investment in State Street Institutional Liquid Reserves Fund — Premier Class.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
State Street S&P 500 Index V.I.S. Fund	3

State Street S&P 500 Index V.I.S. Fund
Performance Summary, continued — December 31, 2023 (Unaudited)
Change in Value of a $10,000 Investment
Yearly periods ended December 31

See Notes to Performance beginning on page 1 for further information.
Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the fees or charges that would be associated with variable contracts through which shares of the Fund are offered.
4	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Understanding Your Fund’s Expenses — December 31, 2023 (Unaudited)
As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2023.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.
	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Beginning Account Value July 1, 2023	$1,000.00	$1,000.00
Ending Account value December 31, 2023	$1,079.30	$1,023.70
Expenses Paid During Period*	$ 1.52	$ 1.48
*	Expenses are equal to the Fund's annualized expense ratio of 0.29%** (for the period July 1, 2023 - December 31, 2023), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year's data.

State Street S&P 500 Index V.I.S. Fund	5

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments — December 31, 2023
	Number of Shares	Fair Value
Common Stock - 98.3% †
Advertising - 0.1%
Interpublic Group of Cos., Inc.	1,662	$ 54,248
Omnicom Group, Inc.	814	70,419
		124,667
Aerospace & Defense - 1.6%
Axon Enterprise, Inc. (a)	300	77,499
Boeing Co. (a)	2,518	656,342
General Dynamics Corp.	999	259,410
Howmet Aerospace, Inc.	1,436	77,716
Huntington Ingalls Industries, Inc.	200	51,928
L3Harris Technologies, Inc.	842	177,342
Lockheed Martin Corp.	987	447,348
Northrop Grumman Corp.	647	302,887
RTX Corp.	6,357	534,878
Textron, Inc.	1,023	82,270
TransDigm Group, Inc.	240	242,784
		2,910,404
Agricultural & Farm Machinery - 0.3%
Deere & Co.	1,171	468,248
Agricultural Products & Services - 0.1%
Archer-Daniels-Midland Co.	2,587	186,833
Bunge Global S.A.	700	70,665
		257,498
Air Freight & Logistics - 0.5%
CH Robinson Worldwide, Inc.	552	47,687
Expeditors International of Washington, Inc.	713	90,694
FedEx Corp.	1,036	262,077
United Parcel Service, Inc., Class B	3,256	511,941
		912,399
Apparel Retail - 0.4%
Ross Stores, Inc.	1,479	204,679
TJX Cos., Inc.	5,214	489,125
		693,804
Apparel, Accessories & Luxury Goods - 0.2%
Lululemon Athletica, Inc. (a)	500	255,645
Ralph Lauren Corp.	170	24,514
Tapestry, Inc.	1,189	43,767
VF Corp.	1,441	27,091
		351,017
	Number of Shares	Fair Value
Application Software - 2.6%
Adobe, Inc. (a)	2,035	$ 1,214,081
ANSYS, Inc. (a)	358	129,911
Autodesk, Inc. (a)	963	234,471
Cadence Design Systems, Inc. (a)	1,224	333,381
Fair Isaac Corp. (a)	100	116,401
Intuit, Inc.	1,275	796,913
PTC, Inc. (a)	500	87,480
Roper Technologies, Inc.	486	264,953
Salesforce, Inc. (a)	4,389	1,154,921
Synopsys, Inc. (a)	682	351,169
Tyler Technologies, Inc. (a)	200	83,624
		4,767,305
Asset Management & Custody Banks - 0.9%
Ameriprise Financial, Inc.	475	180,419
Bank of New York Mellon Corp.	3,217	167,445
BlackRock, Inc.	625	507,375
Blackstone, Inc.	3,100	405,852
Franklin Resources, Inc.	1,491	44,417
Invesco Ltd.	1,674	29,864
Northern Trust Corp.	920	77,630
State Street Corp. (b)	1,468	113,711
T Rowe Price Group, Inc.	928	99,936
		1,626,649
Automobile Manufacturers - 1.9%
Ford Motor Co.	17,533	213,727
General Motors Co.	6,122	219,902
Tesla, Inc. (a)	12,393	3,079,413
		3,513,042
Automotive Parts & Equipment - 0.1%
Aptiv PLC (a)	1,165	104,524
BorgWarner, Inc.	863	30,938
		135,462
Automotive Retail - 0.3%
AutoZone, Inc. (a)	81	209,434
CarMax, Inc. (a)	678	52,030
O'Reilly Automotive, Inc. (a)	279	265,072
		526,536
Biotechnology - 2.0%
AbbVie, Inc.	7,945	1,231,237
Amgen, Inc.	2,406	692,976

See Notes to Schedule of Investments and Notes to Financial Statements.
6	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
Biogen, Inc. (a)	625	$ 161,731
Gilead Sciences, Inc.	5,694	461,271
Incyte Corp. (a)	768	48,223
Moderna, Inc. (a)	1,415	140,722
Regeneron Pharmaceuticals, Inc. (a)	495	434,753
Vertex Pharmaceuticals, Inc. (a)	1,117	454,496
		3,625,409
Brewers - 0.0%*
Molson Coors Beverage Co., Class B	810	49,580
Broadcasting - 0.1%
Fox Corp., Class A	1,167	34,625
Fox Corp., Class B	740	20,461
Paramount Global, Class B	2,036	30,112
		85,198
Broadline Retail - 3.5%
Amazon.com, Inc. (a)(c)	40,614	6,170,891
eBay, Inc.	2,497	108,919
Etsy, Inc. (a)	600	48,630
		6,328,440
Building Products - 0.5%
A O Smith Corp.	607	50,041
Allegion PLC (c)	398	50,423
Builders FirstSource, Inc. (a)	500	83,470
Carrier Global Corp.	3,967	227,904
Johnson Controls International PLC	3,122	179,952
Masco Corp.	1,006	67,382
Trane Technologies PLC	1,077	262,680
		921,852
Cable & Satellite - 0.5%
Charter Communications, Inc., Class A (a)	454	176,461
Comcast Corp., Class A	17,864	783,336
		959,797
Cargo Ground Transportation - 0.1%
JB Hunt Transport Services, Inc.	354	70,708
Old Dominion Freight Line, Inc.	378	153,215
		223,923
	Number of Shares	Fair Value
Casinos & Gaming - 0.1%
Caesars Entertainment, Inc. (a)	1,071	$ 50,208
Las Vegas Sands Corp.	1,425	70,124
MGM Resorts International (a)	1,217	54,376
Wynn Resorts Ltd.	481	43,824
		218,532
Commodity Chemicals - 0.2%
Dow, Inc.	3,126	171,430
LyondellBasell Industries N.V., Class A	1,039	98,788
		270,218
Communications Equipment - 0.8%
Arista Networks, Inc. (a)	1,136	267,540
Cisco Systems, Inc.	18,360	927,547
F5, Inc. (a)	311	55,663
Juniper Networks, Inc.	1,508	44,456
Motorola Solutions, Inc.	715	223,859
		1,519,065
Computer & Electronics Retail - 0.0%*
Best Buy Co., Inc.	860	67,321
Construction & Engineering - 0.1%
Quanta Services, Inc.	633	136,601
Construction Machinery & Heavy Transportation Equipment - 0.6%
Caterpillar, Inc.	2,282	674,719
Cummins, Inc.	642	153,804
PACCAR, Inc.	2,317	226,255
Westinghouse Air Brake Technologies Corp.	736	93,398
		1,148,176
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	288	143,686
Vulcan Materials Co.	613	139,157
		282,843
Consumer Electronics - 0.1%
Garmin Ltd.	700	89,978
Consumer Finance - 0.5%
American Express Co.	2,575	482,401
Capital One Financial Corp.	1,670	218,970
Discover Financial Services	1,236	138,926

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street S&P 500 Index V.I.S. Fund	7

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
Synchrony Financial	2,066	$ 78,901
		919,198
Consumer Staples Merchandise Retail - 1.6%
Costco Wholesale Corp.	2,005	1,323,460
Dollar General Corp.	988	134,319
Dollar Tree, Inc. (a)	861	122,305
Target Corp.	2,036	289,967
Walmart, Inc.	6,428	1,013,374
		2,883,425
Copper - 0.2%
Freeport-McMoRan, Inc.	6,329	269,426
Data Center REITs - 0.3%
Digital Realty Trust, Inc.	1,408	189,489
Equinix, Inc.	429	345,512
		535,001
Data Processing & Outsourced Services - 0.1%
Broadridge Financial Solutions, Inc.	562	115,632
Distillers & Vintners - 0.1%
Brown-Forman Corp., Class B	755	43,111
Constellation Brands, Inc., Class A	740	178,895
		222,006
Distributors - 0.1%
Genuine Parts Co.	586	81,161
LKQ Corp.	1,238	59,164
Pool Corp.	151	60,205
		200,530
Diversified Banks - 2.9%
Bank of America Corp.	30,688	1,033,265
Citigroup, Inc.	8,712	448,145
Comerica, Inc.	648	36,165
Fifth Third Bancorp	3,184	109,816
JPMorgan Chase & Co.	12,884	2,191,569
KeyCorp	3,987	57,413
PNC Financial Services Group, Inc.	1,799	278,575
U.S. Bancorp	6,614	286,254
Wells Fargo & Co.	16,160	795,395
		5,236,597
	Number of Shares	Fair Value
Diversified Support Services - 0.2%
Cintas Corp.	377	$ 227,203
Copart, Inc. (a)	3,776	185,024
		412,227
Drug Retail - 0.0%*
Walgreens Boots Alliance, Inc.	3,007	78,513
Electric Utilities - 1.5%
Alliant Energy Corp. (c)	1,156	59,303
American Electric Power Co., Inc.	2,496	202,725
Constellation Energy Corp.	1,411	164,932
Duke Energy Corp.	3,452	334,982
Edison International	1,623	116,028
Entergy Corp.	900	91,071
Evergy, Inc.	1,088	56,794
Eversource Energy	1,562	96,407
Exelon Corp.	4,580	164,422
FirstEnergy Corp.	2,559	93,813
NextEra Energy, Inc.	9,256	562,209
NRG Energy, Inc.	991	51,235
PG&E Corp.	9,600	173,088
Pinnacle West Capital Corp.	489	35,130
PPL Corp.	3,455	93,630
Southern Co.	4,850	340,082
Xcel Energy, Inc.	2,701	167,219
		2,803,070
Electrical Components & Equipment - 0.6%
AMETEK, Inc.	968	159,613
Eaton Corp. PLC	1,821	438,533
Emerson Electric Co.	2,503	243,617
Generac Holdings, Inc. (a)	324	41,874
Hubbell, Inc.	200	65,786
Rockwell Automation, Inc.	514	159,587
		1,109,010
Electronic Components - 0.2%
Amphenol Corp., Class A	2,665	264,181
Corning, Inc.	3,162	96,283
		360,464
Electronic Equipment & Instruments - 0.2%
Keysight Technologies, Inc. (a)	798	126,954
Teledyne Technologies, Inc. (a)	194	86,580

See Notes to Schedule of Investments and Notes to Financial Statements.
8	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
Trimble, Inc. (a)	941	$ 50,061
Zebra Technologies Corp., Class A (a)	250	68,333
		331,928
Electronic Manufacturing Services - 0.1%
Jabil, Inc.	600	76,440
TE Connectivity Ltd.	1,336	187,708
		264,148
Environmental & Facilities Services - 0.3%
Republic Services, Inc.	892	147,100
Rollins, Inc.	1,200	52,404
Veralto Corp.	1,020	83,905
Waste Management, Inc.	1,666	298,381
		581,790
Fertilizers & Agricultural Chemicals - 0.2%
CF Industries Holdings, Inc.	949	75,445
Corteva, Inc.	3,036	145,485
FMC Corp.	553	34,867
Mosaic Co.	1,427	50,987
		306,784
Financial Exchanges & Data - 1.1%
Cboe Global Markets, Inc.	438	78,209
CME Group, Inc.	1,602	337,381
FactSet Research Systems, Inc.	180	85,869
Intercontinental Exchange, Inc.	2,591	332,762
MarketAxess Holdings, Inc.	180	52,713
Moody's Corp.	674	263,237
MSCI, Inc.	353	199,675
Nasdaq, Inc.	1,512	87,908
S&P Global, Inc.	1,438	633,468
		2,071,222
Food Distributors - 0.1%
Sysco Corp.	2,160	157,961
Food Retail - 0.1%
Kroger Co.	2,948	134,753
Footwear - 0.3%
NIKE, Inc., Class B	5,497	596,809
Gas Utilities - 0.0%*
Atmos Energy Corp.	560	64,904
	Number of Shares	Fair Value
Gold - 0.1%
Newmont Corp.	5,199	$ 215,187
Health Care REITs - 0.2%
Healthpeak Properties, Inc.	2,669	52,846
Ventas, Inc.	2,022	100,776
Welltower, Inc.	2,344	211,359
		364,981
Healthcare Distributors - 0.3%
Cardinal Health, Inc.	1,169	117,835
Cencora, Inc.	755	155,062
Henry Schein, Inc. (a)	663	50,196
McKesson Corp.	586	271,306
		594,399
Healthcare Equipment - 2.4%
Abbott Laboratories	7,724	850,181
Baxter International, Inc.	2,181	84,318
Becton Dickinson & Co.	1,352	329,658
Boston Scientific Corp. (a)	6,809	393,628
Dexcom, Inc. (a)	1,654	205,245
Edwards Lifesciences Corp. (a)	2,731	208,239
GE HealthCare Technologies, Inc.	1,621	125,336
Hologic, Inc. (a)	1,062	75,880
IDEXX Laboratories, Inc. (a)	363	201,483
Insulet Corp. (a)	300	65,094
Intuitive Surgical, Inc. (a)	1,537	518,522
Medtronic PLC	6,129	504,907
ResMed, Inc.	617	106,136
STERIS PLC	500	109,925
Stryker Corp.	1,548	463,564
Teleflex, Inc.	222	55,354
Zimmer Biomet Holdings, Inc.	862	104,905
		4,402,375
Healthcare Facilities - 0.2%
HCA Healthcare, Inc.	845	228,725
Universal Health Services, Inc., Class B	241	36,738
		265,463
Healthcare Services - 0.6%
Cigna Group	1,289	385,991
CVS Health Corp.	5,753	454,257
DaVita, Inc. (a)	158	16,552

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street S&P 500 Index V.I.S. Fund	9

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
Laboratory Corp. of America Holdings	393	$ 89,325
Quest Diagnostics, Inc.	458	63,149
		1,009,274
Healthcare Supplies - 0.1%
Align Technology, Inc. (a)	287	78,638
Cooper Cos., Inc.	235	88,933
DENTSPLY SIRONA, Inc.	977	34,772
		202,343
Home Building - 0.3%
DR Horton, Inc.	1,311	199,246
Lennar Corp., Class A	1,136	169,309
NVR, Inc. (a)	12	84,005
PulteGroup, Inc.	907	93,621
		546,181
Home Furnishings - 0.0%*
Mohawk Industries, Inc. (a)	275	28,463
Home Improvement Retail - 1.2%
Home Depot, Inc.	4,450	1,542,148
Lowe's Cos., Inc.	2,551	567,725
		2,109,873
Hotel & Resort REITs - 0.0%*
Host Hotels & Resorts, Inc.	2,755	53,640
Hotels, Resorts & Cruise Lines - 0.9%
Airbnb, Inc., Class A (a)	1,900	258,666
Booking Holdings, Inc. (a)	156	553,366
Carnival Corp. (a)	4,167	77,256
Expedia Group, Inc. (a)	589	89,404
Hilton Worldwide Holdings, Inc.	1,200	218,508
Marriott International, Inc., Class A	1,097	247,385
Norwegian Cruise Line Holdings Ltd. (a)	2,096	42,004
Royal Caribbean Cruises Ltd. (a)	936	121,203
		1,607,792
Household Appliances - 0.0%*
Whirlpool Corp.	267	32,513
Household Products - 1.2%
Church & Dwight Co., Inc.	1,069	101,085
Clorox Co.	513	73,149
	Number of Shares	Fair Value
Colgate-Palmolive Co.	3,719	$ 296,441
Kimberly-Clark Corp.	1,455	176,797
Procter & Gamble Co.	10,579	1,550,247
		2,197,719
Human Resource & Employment Services - 0.4%
Automatic Data Processing, Inc.	1,897	441,944
Ceridian HCM Holding, Inc. (a)	666	44,702
Paychex, Inc.	1,464	174,377
Paycom Software, Inc.	203	41,964
Robert Half, Inc.	390	34,289
		737,276
Independent Power Producers & Energy Traders - 0.0%*
AES Corp.	2,716	52,283
Industrial Conglomerates - 0.8%
3M Co.	2,466	269,583
General Electric Co.	4,912	626,918
Honeywell International, Inc.	2,929	614,241
		1,510,742
Industrial Gases - 0.6%
Air Products & Chemicals, Inc. (c)	963	263,669
Linde PLC	2,139	878,509
		1,142,178
Industrial Machinery & Supplies & Components - 0.9%
Dover Corp.	626	96,285
Fortive Corp.	1,584	116,630
IDEX Corp.	340	73,818
Illinois Tool Works, Inc.	1,194	312,756
Ingersoll Rand, Inc.	1,962	151,741
Nordson Corp.	237	62,606
Otis Worldwide Corp.	1,858	166,235
Parker-Hannifin Corp.	589	271,352
Pentair PLC	696	50,606
Snap-on, Inc.	282	81,453
Stanley Black & Decker, Inc.	649	63,667
Xylem, Inc.	1,057	120,879
		1,568,028
Industrial REITs - 0.3%
Prologis, Inc.	4,141	551,995
Insurance Brokers - 0.6%
Aon PLC, Class A	883	256,970

See Notes to Schedule of Investments and Notes to Financial Statements.
10	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
Arthur J Gallagher & Co.	1,027	$ 230,952
Brown & Brown, Inc.	1,145	81,421
Marsh & McLennan Cos., Inc.	2,207	418,160
Willis Towers Watson PLC	494	119,153
		1,106,656
Integrated Oil & Gas - 1.7%
Chevron Corp.	7,945	1,185,076
Exxon Mobil Corp.	17,835	1,783,143
Occidental Petroleum Corp.	3,143	187,669
		3,155,888
Integrated Telecommunication Services - 0.7%
AT&T, Inc.	31,883	534,997
Verizon Communications, Inc.	19,120	720,824
		1,255,821
Interactive Home Entertainment - 0.2%
Electronic Arts, Inc.	1,150	157,332
Take-Two Interactive Software, Inc. (a)	736	118,459
		275,791
Interactive Media & Services - 5.7%
Alphabet, Inc., Class C (a)	22,248	3,135,410
Alphabet, Inc., Class A (a)	26,475	3,698,293
Match Group, Inc. (a)	1,240	45,260
Meta Platforms, Inc., Class A (a)	9,957	3,524,380
		10,403,343
Internet Services & Infrastructure - 0.1%
Akamai Technologies, Inc. (a)	614	72,667
VeriSign, Inc. (a)	374	77,029
		149,696
Investment Banking & Brokerage - 0.9%
Charles Schwab Corp.	6,592	453,530
Goldman Sachs Group, Inc.	1,474	568,625
Morgan Stanley	5,780	538,985
Raymond James Financial, Inc.	793	88,419
		1,649,559
IT Consulting & Other Services - 1.1%
Accenture PLC, Class A	2,834	994,479
Cognizant Technology Solutions Corp., Class A	2,337	176,513
EPAM Systems, Inc. (a)	273	81,174
	Number of Shares	Fair Value
Gartner, Inc. (a)	328	$ 147,964
International Business Machines Corp.	4,167	681,513
		2,081,643
Leisure Products - 0.0%*
Hasbro, Inc.	692	35,334
Life & Health Insurance - 0.4%
Aflac, Inc. (c)	2,389	197,093
Globe Life, Inc.	457	55,626
MetLife, Inc.	2,995	198,059
Principal Financial Group, Inc.	1,011	79,535
Prudential Financial, Inc.	1,691	175,374
		705,687
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc. (c)	1,344	186,856
Bio-Rad Laboratories, Inc., Class A (a)	100	32,289
Bio-Techne Corp.	612	47,222
Charles River Laboratories International, Inc. (a)	226	53,427
Danaher Corp.	2,962	685,229
Illumina, Inc. (a)	664	92,455
IQVIA Holdings, Inc. (a)	844	195,285
Mettler-Toledo International, Inc. (a)	95	115,231
Revvity, Inc.	600	65,586
Thermo Fisher Scientific, Inc.	1,727	916,674
Waters Corp. (a)	268	88,234
West Pharmaceutical Services, Inc.	310	109,157
		2,587,645
Managed Healthcare - 1.7%
Centene Corp. (a)	2,324	172,464
Elevance Health, Inc.	1,047	493,723
Humana, Inc.	548	250,880
Molina Healthcare, Inc. (a)	252	91,050
UnitedHealth Group, Inc.	4,116	2,166,951
		3,175,068
Metal, Glass & Plastic Containers - 0.1%
Ball Corp.	1,464	84,209
Movies & Entertainment - 1.0%
Live Nation Entertainment, Inc. (a)	639	59,810
Netflix, Inc. (a)	1,924	936,757

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street S&P 500 Index V.I.S. Fund	11

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
Walt Disney Co.	8,110	$ 732,252
Warner Bros Discovery, Inc. (a)	9,394	106,904
		1,835,723
Multi-Family Residential REITs - 0.3%
AvalonBay Communities, Inc.	620	116,076
Camden Property Trust	500	49,645
Equity Residential	1,384	84,646
Essex Property Trust, Inc.	286	70,911
Mid-America Apartment Communities, Inc.	534	71,802
UDR, Inc.	1,498	57,358
		450,438
Multi-Line Insurance - 0.1%
American International Group, Inc.	3,186	215,852
Assurant, Inc.	252	42,459
		258,311
Multi-Sector Holdings - 1.6%
Berkshire Hathaway, Inc., Class B (a)	8,123	2,897,149
Multi-Utilities - 0.6%
Ameren Corp.	1,067	77,187
CenterPoint Energy, Inc.	2,964	84,681
CMS Energy Corp.	1,149	66,722
Consolidated Edison, Inc.	1,542	140,276
Dominion Energy, Inc.	3,580	168,260
DTE Energy Co.	902	99,454
NiSource, Inc.	2,025	53,764
Public Service Enterprise Group, Inc.	2,307	141,073
Sempra	2,742	204,910
WEC Energy Group, Inc.	1,435	120,784
		1,157,111
Office REITs - 0.1%
Alexandria Real Estate Equities, Inc.	700	88,739
Boston Properties, Inc.	678	47,575
		136,314
Oil & Gas Equipment & Services - 0.4%
Baker Hughes Co.	4,506	154,015
Halliburton Co.	4,315	155,987
	Number of Shares	Fair Value
Schlumberger N.V.	6,504	$ 338,468
		648,470
Oil & Gas Exploration & Production - 1.0%
APA Corp.	1,268	45,496
ConocoPhillips	5,267	611,341
Coterra Energy, Inc.	3,158	80,592
Devon Energy Corp.	2,946	133,454
Diamondback Energy, Inc.	794	123,133
EOG Resources, Inc.	2,734	330,677
EQT Corp.	1,700	65,722
Hess Corp.	1,179	169,965
Marathon Oil Corp.	2,562	61,898
Pioneer Natural Resources Co.	1,104	248,267
		1,870,545
Oil & Gas Refining & Marketing - 0.4%
Marathon Petroleum Corp.	1,657	245,833
Phillips 66	2,060	274,268
Valero Energy Corp.	1,553	201,890
		721,991
Oil & Gas Storage & Transportation - 0.3%
Kinder Morgan, Inc.	8,660	152,762
ONEOK, Inc.	2,665	187,136
Targa Resources Corp.	893	77,575
Williams Cos., Inc.	5,597	194,944
		612,417
Other Specialized REITs - 0.1%
Iron Mountain, Inc.	1,186	82,996
VICI Properties, Inc.	4,867	155,160
		238,156
Other Specialty Retail - 0.1%
Bath & Body Works, Inc.	892	38,499
Tractor Supply Co.	457	98,268
Ulta Beauty, Inc. (a)	212	103,878
		240,645
Packaged Foods & Meats - 0.7%
Campbell Soup Co.	776	33,546
Conagra Brands, Inc.	1,941	55,629
General Mills, Inc.	2,565	167,084
Hershey Co.	663	123,610
Hormel Foods Corp.	1,297	41,647
J M Smucker Co.	459	58,008

See Notes to Schedule of Investments and Notes to Financial Statements.
12	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
Kellanova	1,186	$ 66,309
Kraft Heinz Co.	3,317	122,663
Lamb Weston Holdings, Inc.	568	61,395
McCormick & Co., Inc.	1,028	70,336
Mondelez International, Inc., Class A	6,011	435,377
Tyson Foods, Inc., Class A	1,173	63,049
		1,298,653
Paper & Plastic Packaging Products & Materials - 0.2%
Amcor PLC	6,636	63,971
Avery Dennison Corp.	351	70,958
International Paper Co.	1,599	57,804
Packaging Corp. of America	446	72,658
Westrock Co.	928	38,530
		303,921
Passenger Airlines - 0.2%
American Airlines Group, Inc. (a)	2,697	37,057
Delta Air Lines, Inc.	2,886	116,104
Southwest Airlines Co.	2,670	77,109
United Airlines Holdings, Inc. (a)	1,288	53,143
		283,413
Passenger Ground Transportation - 0.3%
Uber Technologies, Inc. (a)	9,200	566,444
Personal Care Products - 0.2%
Estee Lauder Cos., Inc., Class A	1,010	147,713
Kenvue, Inc.	7,508	161,647
		309,360
Pharmaceuticals - 3.7%
Bristol-Myers Squibb Co.	9,084	466,100
Catalent, Inc. (a)	721	32,395
Eli Lilly & Co.	3,564	2,077,527
Johnson & Johnson	10,762	1,686,836
Merck & Co., Inc.	11,419	1,244,899
Pfizer, Inc.	25,699	739,874
Viatris, Inc.	4,835	52,363
Zoetis, Inc.	2,055	405,595
		6,705,589
Property & Casualty Insurance - 0.9%
Allstate Corp.	1,181	165,316
Arch Capital Group Ltd. (a)	1,700	126,259
	Number of Shares	Fair Value
Chubb Ltd.	1,851	$ 418,326
Cincinnati Financial Corp.	723	74,802
Hartford Financial Services Group, Inc.	1,419	114,059
Loews Corp.	746	51,914
Progressive Corp.	2,634	419,544
Travelers Cos., Inc.	1,045	199,062
W R Berkley Corp.	808	57,142
		1,626,424
Publishing - 0.0%*
News Corp., Class A	2,096	51,457
News Corp., Class B	748	19,238
		70,695
Rail Transportation - 0.7%
CSX Corp.	8,778	304,333
Norfolk Southern Corp.	1,074	253,872
Union Pacific Corp.	2,698	662,683
		1,220,888
Real Estate Services - 0.2%
CBRE Group, Inc., Class A (a)	1,320	122,879
CoStar Group, Inc. (a)	1,800	157,302
		280,181
Regional Banks - 0.3%
Citizens Financial Group, Inc.	2,100	69,594
Huntington Bancshares, Inc.	6,287	79,971
M&T Bank Corp.	705	96,641
Regions Financial Corp.	3,805	73,741
Truist Financial Corp.	5,722	211,256
Zions Bancorp NA	700	30,709
		561,912
Reinsurance - 0.0%*
Everest Group Ltd.	152	53,744
Research & Consulting Services - 0.2%
Equifax, Inc.	508	125,623
Jacobs Solutions, Inc.	548	71,130
Leidos Holdings, Inc.	645	69,815
Verisk Analytics, Inc.	654	156,215
		422,783
Restaurants - 1.1%
Chipotle Mexican Grill, Inc. (a)	122	279,009
Darden Restaurants, Inc.	493	81,000
Domino's Pizza, Inc.	137	56,475

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street S&P 500 Index V.I.S. Fund	13

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
McDonald's Corp.	3,280	$ 972,553
Starbucks Corp.	5,055	485,330
Yum! Brands, Inc.	1,210	158,099
		2,032,466
Retail REITs - 0.3%
Federal Realty Investment Trust	394	40,602
Kimco Realty Corp.	2,766	58,943
Realty Income Corp.	3,275	188,051
Regency Centers Corp.	620	41,540
Simon Property Group, Inc.	1,397	199,268
		528,404
Self Storage REITs - 0.2%
Extra Space Storage, Inc.	965	154,718
Public Storage	672	204,960
		359,678
Semiconductor Materials & Equipment - 0.9%
Applied Materials, Inc.	3,748	607,438
Enphase Energy, Inc. (a)	600	79,284
KLA Corp.	617	358,662
Lam Research Corp.	590	462,124
Teradyne, Inc.	677	73,468
		1,580,976
Semiconductors - 7.1%
Advanced Micro Devices, Inc. (a)	7,192	1,060,173
Analog Devices, Inc.	2,242	445,172
Broadcom, Inc.	1,978	2,207,942
First Solar, Inc. (a)	400	68,912
Intel Corp.	19,108	960,177
Microchip Technology, Inc.	2,445	220,490
Micron Technology, Inc.	4,849	413,814
Monolithic Power Systems, Inc.	206	129,941
NVIDIA Corp.	11,074	5,484,066
NXP Semiconductors N.V.	1,156	265,510
ON Semiconductor Corp. (a)	1,939	161,965
Qorvo, Inc. (a)	376	42,341
QUALCOMM, Inc.	5,008	724,307
Skyworks Solutions, Inc.	636	71,499
Texas Instruments, Inc.	4,138	705,363
		12,961,672
Single-Family Residential REITs - 0.1%
Invitation Homes, Inc.	2,500	85,275
	Number of Shares	Fair Value
Soft Drinks & Non-alcoholic Beverages - 1.3%
Coca-Cola Co.	17,449	$ 1,028,270
Keurig Dr Pepper, Inc.	4,613	153,705
Monster Beverage Corp. (a)	3,274	188,615
PepsiCo, Inc.	6,192	1,051,649
		2,422,239
Specialty Chemicals - 0.6%
Albemarle Corp.	541	78,164
Celanese Corp.	373	57,953
DuPont de Nemours, Inc.	2,059	158,399
Eastman Chemical Co.	541	48,593
Ecolab, Inc.	1,147	227,507
International Flavors & Fragrances, Inc.	1,159	93,844
PPG Industries, Inc.	988	147,755
Sherwin-Williams Co.	1,010	315,019
		1,127,234
Steel - 0.2%
Nucor Corp.	1,147	199,624
Steel Dynamics, Inc.	700	82,670
		282,294
Systems Software - 8.0%
Fortinet, Inc. (a)	2,835	165,933
Gen Digital, Inc.	2,772	63,257
Microsoft Corp.	33,213	12,489,416
Oracle Corp.	7,158	754,668
Palo Alto Networks, Inc. (a)	1,400	412,832
ServiceNow, Inc. (a)	936	661,275
		14,547,381
Technology Distributors - 0.1%
CDW Corp.	600	136,392
Technology Hardware, Storage & Peripherals - 7.1%
Apple, Inc.	65,344	12,580,680
Contra Abiomed, Inc. (a)	199	203
Hewlett Packard Enterprise Co.	5,833	99,044
HP, Inc.	3,529	106,188
NetApp, Inc.	938	82,694
Seagate Technology Holdings PLC	715	61,040
Western Digital Corp. (a)	1,358	71,118
		13,000,967

See Notes to Schedule of Investments and Notes to Financial Statements.
14	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
Telecom Tower REITs - 0.4%
American Tower Corp.	2,109	$ 455,291
Crown Castle, Inc.	2,058	237,061
SBA Communications Corp.	455	115,429
		807,781
Timber REITs - 0.1%
Weyerhaeuser Co.	3,043	105,805
Tobacco - 0.5%
Altria Group, Inc.	7,896	318,525
Philip Morris International, Inc.	6,915	650,563
		969,088
Trading Companies & Distributors - 0.3%
Fastenal Co.	2,671	173,001
United Rentals, Inc.	312	178,907
WW Grainger, Inc.	207	171,539
		523,447
Transaction & Payment Processing Services - 2.5%
Fidelity National Information Services, Inc.	2,647	159,005
Fiserv, Inc. (a)	2,733	363,052
FleetCor Technologies, Inc. (a)	323	91,283
	Number of Shares	Fair Value
Global Payments, Inc.	1,129	$ 143,383
Jack Henry & Associates, Inc.	349	57,030
Mastercard, Inc., Class A	3,675	1,567,424
PayPal Holdings, Inc. (a)	4,994	306,682
Visa, Inc., Class A	7,081	1,843,538
		4,531,397
Water Utilities - 0.1%
American Water Works Co., Inc.	817	107,836
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	2,283	366,033
Total Common Stock (Cost $53,488,777)		178,976,049
Short-Term Investments - 1.6%
State Street Institutional Liquid Reserves Fund - Premier Class 5.49% (d)(e) (Cost $2,955,249)	2,954,234	2,955,416
Total Investments (Cost $56,444,026)		181,931,465
Other Assets and Liabilities, net - 0.1%		225,106
NET ASSETS - 100.0%		$ 182,156,571

Other Information:
The Fund had the following long futures contracts open at December 31, 2023:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-mini Index Futures	March 2024	14	$ 3,284,860	$ 3,373,968	$ 89,108
During the year ended December 31, 2023, the average notional value related to long futures contracts was $2,887,384.
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	State Street Corporation is the parent company of SSGA Funds Management, Inc., the Fund's investment adviser and administrator, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street S&P 500 Index V.I.S. Fund	15

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
(c)	At December 31, 2023, all or a portion of this security was pledged to cover collateral requirements for futures.
(d)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(e)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2023.
*	Less than 0.05%.
Abbreviations:
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2023:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$ 178,975,846	$ 203	$ —	$ 178,976,049
Short-Term Investments	2,955,416	—	—	2,955,416
Total Investments in Securities	$ 181,931,262	$ 203	$ —	$ 181,931,465
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$ 89,108	$ —	$ —	$ 89,108
Total Other Financial Instruments	$ 89,108	$ —	$ —	$ 89,108

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Corp.	1,635	$ 126,827	$ —	$ 12,369	$(1,415)	$ 668	1,468	$ 113,711	$ 3,876
State Street Institutional Liquid Reserves Fund, Premier Class	3,444,537	3,445,226	27,130,109	27,620,395	(29)	505	2,954,234	2,955,416	147,054
TOTAL		$3,572,053	$27,130,109	$27,632,764	$(1,444)	$1,173		$3,069,127	$150,930
See Notes to Schedule of Investments and Notes to Financial Statements.
16	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Financial Highlights
Selected data based on a share outstanding throughout the fiscal years indicated
	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Inception date					4/15/85
Net asset value, beginning of period	$ 40.12	$ 57.58	$ 49.96	$ 46.61	$ 38.13
Income/(loss) from investment operations:
Net investment income(a)	0.64	0.65	0.60	0.72	0.75
Net realized and unrealized gains/(losses) on investments	9.78	(11.22)	13.56	7.61	11.09
Total income/(loss) from investment operations	10.42	(10.57)	14.16	8.33	11.84
Less distributions from:
Net investment income	(0.63)	(0.68)	(0.66)	(0.88)	(0.62)
Net realized gains	(1.65)	(6.21)	(5.88)	(4.10)	(2.74)
Total distributions	(2.28)	(6.89)	(6.54)	(4.98)	(3.36)
Net asset value, end of period	$ 48.26	$ 40.12	$ 57.58	$ 49.96	$ 46.61
Total Return(b)	25.96%	(18.31)%	28.27%	17.92%	31.05%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$182,157	$146,235	$208,535	$184,164	$186,771
Ratios to average net assets:
Net expenses	0.31%	0.32%	0.31%	0.31%	0.34%
Gross expenses	0.31%	0.32%	0.31%	0.31%	0.34%
Net investment income	1.42%	1.29%	1.06%	1.54%	1.67%
Portfolio turnover rate	6%	5%	2%	3%	2%
Notes to Financial Highlights
(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	17

State Street S&P 500 Index V.I.S. Fund
Statement of Assets and Liabilities — December 31, 2023
Assets
Investments in unaffiliated securities, at fair value (cost $53,420,645)	$ 178,862,338
Investments in affiliated securities, at fair value (cost $3,023,381)	3,069,127
Cash	987
Net cash collateral on deposit with broker for future contracts	96,060
Income receivables	179,196
Receivable for accumulated variation margin on futures contracts	89,141
Other assets	931
Total assets	182,297,780
Liabilities
Payable for investments purchased	11,182
Payable for fund shares redeemed	36,121
Payable to the Adviser	38,064
Payable for custody, fund accounting and sub-administration fees	7,711
Accrued other expenses	48,131
Total liabilities	141,209

Net Assets	$ 182,156,571
Net Assets Consist of:
Capital paid in	$ 56,715,628
Total distributable earnings (loss)	125,440,943
Net Assets	$ 182,156,571
Shares outstanding ($0.01 par value; unlimited shares authorized)	3,774,246
Net asset value per share	$ 48.26
The accompanying Notes are an integral part of these financial statements.
18	Statement of Assets and Liabilities

State Street S&P 500 Index V.I.S. Fund
Statement of Operations — For the year ended December 31, 2023
Investment Income
Income
Dividend	$ 2,633,652
Income from affiliated investments	150,930
Less: Foreign taxes withheld	(703)
Total income	2,783,879
Expenses
Advisory and administration fees	403,493
Directors' fees	22,250
Custody, fund accounting and sub-administration fees	37,322
Professional fees	25,759
Other expenses	5,721
Total expenses	494,545
Net investment income (loss)	$ 2,289,334
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$ 2,656,479
Affiliated investments	(1,444)
Futures	594,592
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	31,636,965
Affiliated investments	1,173
Futures	125,718
Net realized and unrealized gain (loss) on investments	35,013,483
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 37,302,817
The accompanying Notes are an integral part of these financial statements.
Statement of Operations	19

State Street S&P 500 Index V.I.S. Fund
Statements of Changes in Net Assets
	Year Ended December 31, 2023	Year Ended December 31, 2022
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$ 2,289,334	$ 2,178,121
Net realized gain (loss) on investments and futures	3,249,627	22,703,164
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	31,763,856	(61,761,294)
Net increase (decrease) from operations	37,302,817	(36,880,009)
Distributions to shareholders:
Total distributions	(8,223,707)	(21,459,700)
Increase (decrease) in assets from operations and distributions	29,079,110	(58,339,709)
Share transactions:
Proceeds from sale of shares	19,116,934	8,996,904
Value of distributions reinvested	8,223,707	21,459,700
Cost of shares redeemed	(20,498,253)	(34,416,637)
Net increase (decrease) from share transactions	6,842,388	(3,960,033)
Total increase (decrease) in net assets	35,921,498	(62,299,742)
Net Assets
Beginning of year	146,235,073	208,534,815
End of year	$ 182,156,571	$ 146,235,073
Changes in Fund Shares
Shares sold	418,923	167,535
Issued for distributions reinvested	170,263	536,358
Shares redeemed	(459,622)	(680,840)
Net increase (decrease) in fund shares	129,564	23,053
The accompanying Notes are an integral part of these financial statements.
20	Statements of Changes in Net Assets

State Street S&P 500 Index V.I.S. Fund
Notes to Financial Statements — December 31, 2023
1. Organization of the Company
State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund (the “Fund”), State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act, except for the State Street Premier Growth Equity V.I.S. Fund, which is a non-diversified investment company.
Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.
The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.
Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.
2.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company's Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•	Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to the valuation policy and procedures approved by the Board.
Notes to Financial Statements	21

State Street S&P 500 Index V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2023
•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2023 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
The Fund invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Fund’s policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year-end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
22	Notes to Financial Statements

State Street S&P 500 Index V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2023
Expenses Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.
Distributions The Fund declares and pays any dividends from net investment income annually.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.Derivative Financial Instruments
Futures Contracts The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the fiscal year ended December 31, 2023, the Fund entered into futures contracts for cash equitization.
The following tables summarize the value of the Fund’s derivative instruments as of December 31, 2023 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street S&P 500 Index V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	$ 89,141	$ —	$ 89,141

Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street S&P 500 Index V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	$ 594,592	$ —	$ 594,592

Notes to Financial Statements	23

State Street S&P 500 Index V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2023
Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street S&P 500 Index V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	$ 125,718	$ —	$ 125,718
4.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.25%.
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.
Other Transactions with Affiliates The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the fiscal year ended December 31, 2023 are disclosed in the Schedule of Investments.
5.Directors’ Fees
The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the fiscal year ended December 31, 2023 were as follows:
Non-U.S. Government Securities
Purchases	Sales
$ 11,565,263	$ 9,427,168
7.Income Taxes
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on NAVs or results of operations. Temporary book-tax
24	Notes to Financial Statements

State Street S&P 500 Index V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2023 differences will reverse in the future. These book-tax differences are primarily due to nontaxable dividend adjustments to income, REITs, investments in futures, corporate actions, and wash sale loss deferrals.
The tax character of distributions paid during the year ended December 31, 2023 was as follows:
Ordinary Income	Long-Term Capital Gains	Total
$ 2,441,645	$ 5,782,062	$ 8,223,707
The tax character of distributions paid during the year ended December 31, 2022 was as follows:
Ordinary Income	Long-Term Capital Gains	Total
$ 2,185,194	$ 19,274,506	$ 21,459,700
At December 31, 2023, the components of distributable earnings on a tax basis were as follows:
Undistributed Ordinary Income	Tax Exempt Income	Capital Loss Carryforwards	Undistributed long term gain	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
$ 704,970	$ —	$ —	$ 2,144,742	$ 122,591,231	$ —	$ 125,440,943
As of December 31, 2023, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$ 59,429,342	$ 124,543,990	$ 1,952,759	$ 122,591,231
8.Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $180 million of a $960 million ($200 million of $1.275 billion prior to October 5, 2023) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2024 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the
New York Fed Bank Rate and the one-month SOFR Rate.
The Fund had no outstanding loans as of December 31, 2023.
9.Risks
Concentration Risk As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Credit Risk The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth
Notes to Financial Statements	25

State Street S&P 500 Index V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2023 or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
10.Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
26	Notes to Financial Statements

State Street S&P 500 Index V.I.S. Fund
Report of Independent Registered Public Accounting Firm
 To the Shareholders of State Street S&P 500 Index V.I.S. Fund and the Board of Directors of State Street Variable Insurance Series Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street S&P 500 Index V.I.S. Fund (the “Fund”) (one of the series constituting State Street Variable Insurance Series Funds, Inc. (the “Company”)), including the schedule of investments, as of December 31, 2023, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Variable Insurance Series Funds, Inc.) at December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 16, 2024
Report of Independent Registered Public Accounting Firm	27

State Street S&P 500 Index V.I.S. Fund
Other Information — December 31, 2023 (Unaudited)
Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for their fiscal year ended December 31, 2023.
Dividends Received Deduction
The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Long Term Capital Gain Distributions
Long term capital gains dividends were paid from the Fund during the year ended December 31, 2023 in the amount of $5,782,062.
Proxy Voting Policies and Procedures and Record
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Adviser to vote proxies relating to the Fund’s portfolios of securities are available (i) without charge, upon request by calling 1-800-242-0134 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Fund voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov and on the Fund's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, a complete Schedule of Investments is filed with the SEC as an exhibit to its reports on Form N-PORT, which can be found on the SEC’s website at www.sec.gov and on the Fund's website at www.ssga.com. The Fund's Schedules of Investments are available upon request, without charge, by calling 1-800-242-0134 (toll free).
28	Other Information

State Street S&P 500 Index V.I.S. Fund
Other Information, continued — December 31, 2023 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Director and Chairperson of the Board	Term: Indefinite Appointed: 4/16 Elected: 1/19	Associate Justice of the Superior Court, Commonwealth of Massachusetts (2002 – May 2010); Partner, Riley, Burke & Donahue, L.L.P. (law firm) (1985 – 2002); Independent Director, State Street Global Advisors Europe (investment company) (1998 – 2023); Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc) (1998 – 2023); Independent Director, SSGA Fixed Income plc (January 2009 – present); and Independent Director, SSGA Qualified Funds plc (January 2009 – 2019).	54	Board Director and Chairman,
SSGA SPDR ETFs Europe I, plc Board (2011 – March 2023); Board Director and Chairman, SPDR Europe II, plc (2013 – March 2023). Board Director,
State Street Liquidity plc
(1998 – March 2023).

John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1997	Executive, Kleinfeld Bridal Corp. (January 2023 – present); Senior Advisor to NGN Capital LLC (January 2020 – present); Managing General Partner, NGN Capital LLC (2006 – December 2019).	54	Director of Kleinfeld Bridal
Corp. (January 2016 – present);
Trustee of Neuroscience
Research Institute (1986 – 2017); Trustee of Fordham
University (1989 – 1995 and
2001 – 2007) and Trustee
Emeritus (2007 – present);
Trustee and Independent Chairperson of GE Funds (1993 – February 2011); Director, Muscular Dystrophy Association (2019 – present);
Trustee of Gregorian
University Foundation (1992 –
2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 – present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 – present); Trustee, Gallim Dance (December 2021 – present).
Other Information	29

State Street S&P 500 Index V.I.S. Fund
Other Information, continued — December 31, 2023 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS (continued)

Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Director, Chairperson of the Audit Committee, Vice-Chairperson of the Nominating Committee and Vice Chairperson of the Governance Committee	Term: Indefinite Appointed: 1/12 Elected: 6/16	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	54	Director- Graduate Management Admissions Council (2015 – present); Trustee of Emmanuel College (2010 – 2019).

Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Chairperson of the Valuation Committee	Term: Indefinite Elected: 1/19	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004 – 2016).	54	None.

Margaret McLaughlin c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Director, Vice-Chairperson of the Audit Committee and Vice-Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Appointed: 9/22	Consultant, Bates Group (consultants) (September 2020 – January 2023); Consultant, Madison Dearborn Partners (private equity) (2019 – 2020); General Counsel/CCO, Kramer Van Kirk Credit Strategies L.P./Mariana Systems LLC (Investment Adviser/SaaS Technology) (2011 – 2019).	54	Director, Manning & Napier Fund Inc (2021 – 2022).

George M. Pereira c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1964	Director, Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Indefinite Appointed: 9/22	Chief Operating Officer (January 2011 – September 2020) and Chief Financial Officer (November 2004 – September 2020), Charles Schwab Investment Management.	54	Director, Pave Finance Inc. (May 2023 – present); Director, Pacific Premier Bancorp, Pacific Premier Bank (2021 – present); Director, Charles Schwab Asset Management (Ireland) Ltd., & Charles Schwab Worldwide Funds plc (2005 – 2020); Director, Rotaplast International, Inc. (non-profit providing free medical services to children worldwide) (2012 – 2018).
30	Other Information

State Street S&P 500 Index V.I.S. Fund
Other Information, continued — December 31, 2023 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS (continued)

Mark E. Swanson c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1963	Director and Vice-Chairperson of the Valuation Committee	Term: Indefinite Appointed: 3/23	Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Funds (“RIF”) (1998 – 2022); Global Head of Fund Services, Russell Investments (2013 – 2022); Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Company (“RIC”) (1998 – 2022); President and Chief Executive Officer, RIF (2016 – 2017 and 2020 – 2022); President and Chief Executive Officer, RIC (2016 – 2017 and 2020 – 2022).	54	Director and
President, Russell
Investments Fund
Services, LLC
(2010 – 2023
Director, Russell
Investment
Management, LLC,
Russell Investments
Trust Company and Russell Investments
Financial Services,
LLC (2010 – 2023).

†	For the purpose of determining the number of portfolios overseen by the Directors, “Fund Complex” comprises registered investment companies for which SSGA FM serves as Adviser.

Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS:
Ann M. Carpenter SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	President and Principal Executive Officer; Deputy Treasurer	Term: Indefinite Served: since 10/12 Term: Indefinite Served: since 5/23	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 – present)*; Managing Director, State Street Global Advisors (April 2005 – present).*

Bruce S. Rosenberg SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Served: since 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).
Other Information	31

State Street S&P 500 Index V.I.S. Fund
Other Information, continued — December 31, 2023 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS: (continued)

Chad C. Hallett SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Served: since 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present).

Darlene Anderson-Vasquez SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Served: since 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).

Arthur A. Jensen SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Served: since 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present).

David K. Lancaster SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Served: since 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 – present); Assistant Vice President, State Street Bank and Trust Company (November 2011 – July 2017).*

John Bettencourt SSGA Funds Management, Inc. One Iron Street Boston MA 02210 YOB: 1976	Assistant Treasurer	Term: Indefinite Served: since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (March 2020 – present); Assistant Vice President, State Street Global Advisors (June 2007 – March 2020).

Vedran Vukovic SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Treasurer	Term: Indefinite Served: since 2/24	Vice President, State Street Global Advisors (2023 – present); Assistant Vice President, Brown Brothers Harriman & Co. (2011 – 2023).

Brian Harris SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Served: since 6/16 Term: Indefinite Served: since 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 – present).*
32	Other Information

State Street S&P 500 Index V.I.S. Fund
Other Information, continued — December 31, 2023 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS: (continued)

Andrew J. DeLorme SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1975	Chief Legal Officer	Term: Indefinite Served: since 2/24	Managing Director and Managing Counsel, State Street Global Advisors (March 2023 – present); Counsel, K&L Gates (February 2021 – March 2023); Vice President and Senior Counsel, State Street Global Advisors (August 2014 – February 2021).

David Barr SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Served: since 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 – present); Vice President and Counsel, Eaton Vance Corp. (October 2010 – October 2019).

E. Gerard Maiorana, Jr. SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Secretary	Term: Indefinite Served: Since 5/23	Assistant Vice President, State Street Global Advisors (July 2014 – present).

David Urman SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Served: since 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).

*	Served in various capacities and/or with various affiliated entities during noted time period.
Other Information	33

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Directors
Patrick J. Riley, Chairperson
John R. Costantino
Michael A. Jessee
Margaret McLaughlin
George M. Pereira
Donna M. Rapaccioli
Mark E. Swanson
Officers
Ann M. Carpenter, President and Principal Executive Officer; Deputy Treasurer
Bruce S. Rosenberg, Treasurer and Principal Financial Officer
Chad C. Hallett, Deputy Treasurer
Darlene Anderson-Vasquez, Deputy Treasurer
Arthur A. Jensen, Deputy Treasurer
David Lancaster, Assistant Treasurer
John Bettencourt, Assistant Treasurer
Vedran Vukovic, Assistant Treasurer
Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer, Code of Ethics Compliance Officer
Andrew J. DeLorme, Chief Legal Officer
David Barr, Secretary
E. Gerard Maiorana, Jr., Assistant Secretary
David Urman, Assistant Secretary
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, Massachusetts 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, Massachusetts 02210
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Annual Report
December 31, 2023
State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Annual Report
December 31, 2023

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

[This page intentionally left blank]

State Street Small-Cap Equity V.I.S. Fund
Notes to Performance — December 31, 2023 (Unaudited)
The information provided on the performance page relates to the State Street Small-Cap Equity V.I.S. Fund (the “Fund”).
Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.
The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at www.ssga.com for the most recent month-end performance data.
An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.
The Russell 2000® Index is an unmanaged market capitalization-weighted index that measures the performance of the small-cap segment of the U.S. equity universe.
The results shown for the foregoing index assume the reinvestment of net dividends or interest and do not reflect fees, expenses, or taxes. As such, the index returns do not reflect the actual cost of investing in the instruments that comprise the index.
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street Small-Cap Equity V.I.S. Fund and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. ("SSGA FM" or the "Adviser") for investment advisory and administrative services.
Notes to Performance	1

State Street Small-Cap Equity V.I.S. Fund
Management's Discussion of Fund Performance — December 31, 2023 (Unaudited)
The State Street Small-Cap Equity V.I.S. (the "Fund") seeks long-term growth of capital.The Fund’s benchmark is the Russell 2000 Index (the “Index”).
For the 12-month period ended December 31, 2023 (the “Reporting Period”), the total return for the Fund was 13.55%, and the total return for the Index was 16.93%. The Fund and Index returns reflect the reinvestment of dividends and other income.The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
Palisade, SouthernSun and Champlain were primary drivers of Fund performance during the Reporting Period relative to the Index. SouthernSun, Palisade and Champlain had tough relative performance over the last year very much driven by the last 3 months of the year with each underperforming the Russell 2000 Index by -3.03%, -3.43% and -3.38%, respectively. Kennedy, the funds dedicated value manager, outperformed the funds Russell 2000 Index benchmark by 1.04% as well its own style benchmark, the Russell 2000 Value Index, by 3.32%.The Index finished the last quarter of the year very strongly with an absolute performance of 14.03%.This type of market environment is generally challenging for the underlying strategies as they all have a lower beta profile, which was a headwind in the last 3 months of the year and the primary driver of relative performance for the calendar year.
The Fund used e-mini Russell 2000 Index futures in order to equitize cash in the liquidity sleeve of the Fund to manage daily flows and to maintain market exposure on the cash during the Reporting Period.The Fund’s use of e-mini Russell 2000 Index futures are meant to match the Index and not to speculate in either direction.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Brink's Company, Live Oak Bancshares, Inc. and Saia Inc.. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Ingevity Corp., AdaptHealth Corp. and Darling International Inc..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
2	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Performance Summary — December 31, 2023 (Unaudited)
Sector Allocation
Portfolio composition as a % of Fair Value of $25,980 (in thousands) as of December 31, 2023 (a)(b)
Top Ten Largest Holdings
as of December 31, 2023 (as a % of Fair Value) (a)(b)
Enerpac Tool Group Corp.	1.73%
MGP Ingredients, Inc.	1.56%
Dycom Industries, Inc.	1.41%
Darling Ingredients, Inc.	1.30%
Ingevity Corp.	1.13%
RB Global, Inc.	1.10%
Live Oak Bancshares, Inc.	1.05%
U.S. Physical Therapy, Inc.	0.99%
Pure Storage, Inc., Class A	0.98%
Belden, Inc.	0.92%
Average Annual Total Return for the years ended December 31, 2023
Class 1 Shares (Inception date: 4/28/00)
	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street Small-Cap Equity V.I.S. Fund	13.55%	10.84%	7.68%	$20,962
Russell 2000 Index	16.93%	9.97%	7.16%	$19,959

(a)	Fair Value basis is inclusive of a short-term investment in the State Street Institutional U.S. Government Money Market Fund - Class G Shares.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
State Street Small-Cap Equity V.I.S. Fund	3

State Street Small-Cap Equity V.I.S. Fund
Performance Summary, continued — December 31, 2023 (Unaudited)
Change in Value of a $10,000 Investment
Yearly periods ended December 31

See Notes to Performance beginning on page 1 for further information.
Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the fees or charges that would be associated with variable contracts through which shares of the Fund are offered.
4	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Understanding Your Fund’s Expenses — December 31, 2023 (Unaudited)
As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2023.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.
	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Beginning Account Value July 1, 2023	$1,000.00	$1,000.00
Ending Account value December 31, 2023	$1,052.40	$1,018.90
Expenses Paid During Period*	$ 6.47	$ 6.36
*	Expenses are equal to the Fund's annualized expense ratio of 1.25%** (for the period July 1, 2023 - December 31, 2023), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year's data.

State Street Small-Cap Equity V.I.S. Fund	5

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments — December 31, 2023
	Number of Shares	Fair Value
Common Stock - 95.8% †
Aerospace & Defense - 0.3%
Woodward, Inc.	591	$ 80,453
Agricultural & Farm Machinery - 1.3%
AGCO Corp.	1,945	236,142
Alamo Group, Inc.	420	88,280
		324,422
Agricultural Products & Services - 1.3%
Darling Ingredients, Inc. (a)	6,763	337,068
Apparel Retail - 1.3%
Boot Barn Holdings, Inc. (a)	2,711	208,096
Buckle, Inc.	2,047	97,274
J Jill, Inc. (a)	398	10,260
Revolve Group, Inc. (a)	1,929	31,983
		347,613
Application Software - 6.6%
ACI Worldwide, Inc. (a)	3,830	117,198
Altair Engineering, Inc., Class A (a)	1,207	101,569
Asana, Inc., Class A (a)	4,170	79,272
Blackbaud, Inc. (a)	2,030	176,001
BlackLine, Inc. (a)	798	49,827
Box, Inc., Class A (a)	4,470	114,477
Braze, Inc., Class A (a)	2,550	135,481
CCC Intelligent Solutions Holdings, Inc. (a)	6,556	74,673
Freshworks, Inc., Class A Revenue (a)	7,820	183,692
Nutanix, Inc., Class A (a)	3,840	183,129
Q2 Holdings, Inc. (a)	2,200	95,502
Smartsheet, Inc., Class A (a)	3,600	172,152
Vertex, Inc., Class A (a)(b)	3,922	105,659
Workiva, Inc. (a)	1,110	112,698
		1,701,330
Automobile Manufacturers - 0.7%
Thor Industries, Inc.	1,537	181,750
Automotive Parts & Equipment - 1.3%
Dana, Inc.	3,460	50,550
Dorman Products, Inc. (a)	2,529	210,944
LCI Industries	153	19,234
Modine Manufacturing Co. (a)	939	56,058
		336,786
	Number of Shares	Fair Value
Automotive Retail - 1.3%
America's Car-Mart, Inc. (a)	175	$ 13,260
Group 1 Automotive, Inc.	377	114,887
Monro, Inc.	969	28,430
Murphy USA, Inc.	509	181,489
		338,066
Biotechnology - 1.0%
Avid Bioservices, Inc. (a)	6,834	44,421
Catalyst Pharmaceuticals, Inc. (a)	3,333	56,028
Emergent BioSolutions, Inc. (a)	1,644	3,945
Halozyme Therapeutics, Inc. (a)	1,272	47,013
Heron Therapeutics, Inc. (a)	13,541	23,020
Veracyte, Inc. (a)(b)	2,880	79,229
		253,656
Brewers - 0.8%
Boston Beer Co., Inc., Class A (a)	600	207,354
Broadline Retail - 0.2%
Ollie's Bargain Outlet Holdings, Inc. (a)	700	53,123
Building Products - 3.3%
Armstrong World Industries, Inc.	2,237	219,942
AZZ, Inc.	883	51,293
CSW Industrials, Inc.	550	114,076
Gibraltar Industries, Inc. (a)	2,644	208,823
Hayward Holdings, Inc. (a)	8,020	109,072
Insteel Industries, Inc.	1,500	57,435
Simpson Manufacturing Co., Inc.	358	70,877
UFP Industries, Inc.	278	34,903
		866,421
Cargo Ground Transportation - 0.6%
Saia, Inc. (a)	331	145,051
Commodity Chemicals - 0.2%
Hawkins, Inc.	885	62,322
Communications Equipment - 0.1%
Cambium Networks Corp. (a)	3,970	23,820

See Notes to Schedule of Investments and Notes to Financial Statements.
6	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
Construction & Engineering - 1.6%
Dycom Industries, Inc. (a)	3,180	$ 365,986
IES Holdings, Inc. (a)	427	33,827
Valmont Industries, Inc. (b)	78	18,214
		418,027
Construction Machinery & Heavy Transportation Equipment - 0.4%
Astec Industries, Inc.	564	20,981
Miller Industries, Inc. (b)	224	9,473
Oshkosh Corp.	195	21,140
Wabash National Corp.	2,204	56,466
		108,060
Construction Materials - 0.2%
Eagle Materials, Inc.	265	53,753
Consumer Finance - 0.3%
PROG Holdings, Inc. (a)	2,168	67,013
Data Processing & Outsourced Services - 0.9%
CSG Systems International, Inc.	1,850	98,439
Verra Mobility Corp. (a)(b)	5,740	132,192
		230,631
Distillers & Vintners - 1.7%
Duckhorn Portfolio, Inc. (a)	2,168	21,355
MGP Ingredients, Inc.	4,113	405,213
		426,568
Distributors - 0.6%
LKQ Corp.	3,207	153,263
Diversified Metals & Mining - 0.2%
Compass Minerals International, Inc.	1,064	26,940
Materion Corp.	246	32,012
		58,952
Diversified REITs - 0.3%
Alpine Income Property Trust, Inc.	1,575	26,633
American Assets Trust, Inc.	1,106	24,896
Essential Properties Realty Trust, Inc.	732	18,710
		70,239
	Number of Shares	Fair Value
Diversified Support Services - 1.8%
Healthcare Services Group, Inc.	5,089	$ 52,773
Matthews International Corp., Class A	2,291	83,965
RB Global, Inc.	4,254	284,550
Vestis Corp.	2,512	53,104
		474,392
Education Services - 0.7%
Bright Horizons Family Solutions, Inc. (a)	580	54,659
Stride, Inc. (a)	2,280	135,364
		190,023
Electric Utilities - 0.9%
ALLETE, Inc.	512	31,314
IDACORP, Inc.	2,052	201,753
		233,067
Electrical Components & Equipment - 0.5%
Acuity Brands, Inc.	132	27,038
Atkore, Inc. (a)	405	64,800
Regal Rexnord Corp.	170	25,163
		117,001
Electronic Components - 1.6%
Belden, Inc.	3,089	238,625
Coherent Corp. (a)	536	23,332
Littelfuse, Inc.	560	149,834
		411,791
Electronic Equipment & Instruments - 0.9%
Novanta, Inc. (a)	680	114,519
Vontier Corp. (b)	3,313	114,464
		228,983
Electronic Manufacturing Services - 0.1%
Plexus Corp. (a)	282	30,493
Environmental & Facilities Services - 0.3%
Aris Water Solutions, Inc., Class A	3,589	30,112
Montrose Environmental Group, Inc. (a)	1,800	57,834
		87,946

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Small-Cap Equity V.I.S. Fund	7

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
Food Distributors - 0.6%
Performance Food Group Co. (a)	2,087	$ 144,316
Footwear - 0.4%
Deckers Outdoor Corp. (a)	79	52,806
Steven Madden Ltd.	873	36,666
		89,472
Forest Products - 0.9%
Louisiana-Pacific Corp.	3,234	229,064
Gas Utilities - 0.1%
UGI Corp.	726	17,860
Health Care REITs - 0.3%
Community Healthcare Trust, Inc.	3,021	80,479
Healthcare Distributors - 0.3%
AdaptHealth Corp. (a)	8,255	60,179
Owens & Minor, Inc. (a)	1,151	22,180
		82,359
Healthcare Equipment - 5.3%
AtriCure, Inc. (a)	2,740	97,791
Axonics, Inc. (a)	2,520	156,820
CONMED Corp.	1,260	137,983
Envista Holdings Corp. (a)	1,400	33,684
Globus Medical, Inc., Class A (a)	2,605	138,820
Inspire Medical Systems, Inc. (a)	840	170,881
Integra LifeSciences Holdings Corp. (a)	3,210	139,796
iRhythm Technologies, Inc. (a)	370	39,605
LeMaitre Vascular, Inc.	638	36,213
Omnicell, Inc. (a)	1,980	74,507
Penumbra, Inc. (a)	610	153,439
PROCEPT BioRobotics Corp. (a)	2,085	87,382
SI-BONE, Inc. (a)	1,570	32,954
Tandem Diabetes Care, Inc. (a)	2,020	59,752
		1,359,627
Healthcare Facilities - 1.6%
Acadia Healthcare Co., Inc. (a)	2,166	168,428
	Number of Shares	Fair Value
U.S. Physical Therapy, Inc. (b)	2,762	$ 257,253
		425,681
Healthcare Services - 0.3%
Addus HomeCare Corp. (a)	431	40,018
Castle Biosciences, Inc. (a)	1,965	42,405
		82,423
Healthcare Supplies - 0.6%
Neogen Corp. (a)	7,280	146,401
Healthcare Technology - 0.3%
Definitive Healthcare Corp. (a)	4,088	40,635
Simulations Plus, Inc.	916	40,991
		81,626
Home Building - 0.7%
Cavco Industries, Inc. (a)	71	24,610
Green Brick Partners, Inc. (a)	298	15,478
Installed Building Products, Inc.	229	41,866
Taylor Morrison Home Corp. (a)	1,735	92,562
		174,516
Home Furnishing Retail - 0.2%
Aaron's Co., Inc.	5,043	54,868
Home Furnishings - 0.1%
Mohawk Industries, Inc. (a)	113	11,696
Hotel & Resort REITs - 0.6%
RLJ Lodging Trust	9,225	108,117
Xenia Hotels & Resorts, Inc.	3,032	41,296
		149,413
Household Products - 0.4%
Central Garden & Pet Co., Class A (a)	2,390	105,256
Human Resource & Employment Services - 0.1%
First Advantage Corp.	1,250	20,713
Industrial Machinery & Supplies & Components - 8.0%
Albany International Corp., Class A	1,380	135,544
Barnes Group, Inc.	4,842	157,994
Chart Industries, Inc. (a)	292	39,808
Enerpac Tool Group Corp.	14,424	448,442
Enpro, Inc.	233	36,520

See Notes to Schedule of Investments and Notes to Financial Statements.
8	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
ESCO Technologies, Inc.	1,520	$ 177,886
Helios Technologies, Inc.	604	27,391
Hillenbrand, Inc.	1,282	61,344
John Bean Technologies Corp.	1,890	187,961
Mueller Industries, Inc.	3,588	169,174
RBC Bearings, Inc. (a)	700	199,423
Standex International Corp.	810	128,288
Timken Co.	2,902	232,595
Xylem, Inc.	666	76,164
		2,078,534
Industrial REITs - 0.7%
EastGroup Properties, Inc.	1,004	184,274
Insurance Brokers - 0.4%
BRP Group, Inc., Class A (a)	4,670	112,173
Investment Banking & Brokerage - 1.1%
Houlihan Lokey, Inc.	97	11,631
Piper Sandler Cos.	268	46,865
Raymond James Financial, Inc.	1,495	166,693
Stifel Financial Corp.	1,011	69,911
		295,100
IT Consulting & Other Services - 0.1%
Unisys Corp. (a)	6,020	33,832
Leisure Facilities - 0.6%
Bowlero Corp., Class A (a)	3,320	47,011
Planet Fitness, Inc., Class A (a)	1,570	114,610
		161,621
Leisure Products - 1.4%
Johnson Outdoors, Inc., Class A	276	14,744
Malibu Boats, Inc., Class A (a)	3,288	180,248
Polaris, Inc.	1,882	178,357
		373,349
Life & Health Insurance - 0.1%
American Equity Investment Life Holding Co. (a)	432	24,106
Life Sciences Tools & Services - 2.4%
Azenta, Inc. (a)	1,889	123,049
BioLife Solutions, Inc. (a)	4,273	69,436
Bruker Corp.	2,021	148,503
	Number of Shares	Fair Value
ICON PLC (a)	340	$ 96,244
Mesa Laboratories, Inc.	326	34,155
Repligen Corp. (a)	881	158,404
		629,791
Metal, Glass & Plastic Containers - 0.3%
TriMas Corp.	2,565	64,971
Multi-Family Residential REITs - 0.1%
NexPoint Residential Trust, Inc.	757	26,064
Multi-Line Insurance - 0.3%
Horace Mann Educators Corp.	2,007	65,629
Multi-Utilities - 0.1%
Avista Corp.	1,008	36,026
Office REITs - 0.7%
COPT Defense Properties	954	24,451
Cousins Properties, Inc.	3,891	94,746
Easterly Government Properties, Inc.	5,292	71,124
		190,321
Office Services & Supplies - 0.8%
MSA Safety, Inc.	1,207	203,778
Oil & Gas Drilling - 0.1%
Helmerich & Payne, Inc.	514	18,617
Oil & Gas Equipment & Services - 0.7%
ChampionX Corp.	1,146	33,475
Oil States International, Inc. (a)	16,536	112,280
ProPetro Holding Corp. (a)	4,209	35,271
		181,026
Oil & Gas Exploration & Production - 2.0%
Civitas Resources, Inc.	705	48,208
Northern Oil & Gas, Inc.	5,421	200,956
SM Energy Co.	6,147	238,012
Southwestern Energy Co. (a)	5,816	38,095
		525,271
Other Specialty Retail - 0.4%
Leslie's, Inc. (a)	5,980	41,322
Sally Beauty Holdings, Inc. (a)	5,150	68,392
		109,714

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Small-Cap Equity V.I.S. Fund	9

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
Packaged Foods & Meats - 2.6%
Calavo Growers, Inc.	1,408	$ 41,409
Freshpet, Inc. (a)	1,600	138,816
J & J Snack Foods Corp.	490	81,899
Lancaster Colony Corp.	810	134,776
Simply Good Foods Co. (a)	4,045	160,182
Utz Brands, Inc. (b)	7,350	119,364
		676,446
Paper & Plastic Packaging Products & Materials - 0.1%
Ranpak Holdings Corp. (a)	3,742	21,778
Personal Care Products - 0.2%
BellRing Brands, Inc. (a)	829	45,951
Pharmaceuticals - 0.1%
ANI Pharmaceuticals, Inc. (a)	670	36,944
Property & Casualty Insurance - 2.0%
AMERISAFE, Inc.	2,017	94,355
James River Group Holdings Ltd.	1,870	17,279
Palomar Holdings, Inc. (a)	1,680	93,240
RLI Corp.	768	102,236
Selective Insurance Group, Inc.	1,410	140,267
Skyward Specialty Insurance Group, Inc. (a)	1,820	61,661
Trupanion, Inc. (a)	623	19,008
		528,046
Publishing - 0.4%
John Wiley & Sons, Inc., Class A	3,395	107,757
Regional Banks - 10.0%
1st Source Corp.	1,099	60,390
Banc of California, Inc.	2,514	33,763
BancFirst Corp.	740	72,024
Bank OZK	1,439	71,705
BankUnited, Inc.	932	30,225
Cadence Bank	885	26,187
Columbia Banking System, Inc.	951	25,373
Community Bank System, Inc.	1,260	65,658
Cullen/Frost Bankers, Inc.	2,136	231,735
Enterprise Financial Services Corp.	791	35,318
	Number of Shares	Fair Value
First Financial Bankshares, Inc.	3,390	$ 102,717
Fulton Financial Corp.	4,997	82,251
German American Bancorp, Inc.	1,860	60,283
Heritage Commerce Corp.	4,991	49,511
Home BancShares, Inc.	2,681	67,910
Independent Bank Corp.	2,326	153,074
Lakeland Financial Corp.	588	38,314
Live Oak Bancshares, Inc.	5,974	271,817
National Bank Holdings Corp., Class A	1,842	68,504
Origin Bancorp, Inc.	1,106	39,340
Peapack-Gladstone Financial Corp.	1,849	55,137
Pinnacle Financial Partners, Inc.	671	58,525
Prosperity Bancshares, Inc.	1,768	119,747
Renasant Corp.	3,489	117,509
ServisFirst Bancshares, Inc.	1,400	93,282
SouthState Corp.	369	31,162
Stock Yards Bancorp, Inc.	1,480	76,205
Texas Capital Bancshares, Inc. (a)	881	56,939
WaFd, Inc.	1,410	46,474
Westamerica BanCorp	1,515	85,461
Wintrust Financial Corp.	846	78,466
WSFS Financial Corp.	4,169	191,482
		2,596,488
Research & Consulting Services - 0.2%
Resources Connection, Inc.	4,114	58,295
Restaurants - 1.6%
Bloomin' Brands, Inc.	1,523	42,872
Brinker International, Inc. (a)	786	33,940
Cheesecake Factory, Inc.	1,688	59,097
Shake Shack, Inc., Class A (a)	1,620	120,074
Texas Roadhouse, Inc.	928	113,429
Wingstop, Inc.	220	56,448
		425,860
Retail REITs - 0.4%
Kite Realty Group Trust	2,271	51,915
Macerich Co.	2,570	39,655
		91,570
Security & Alarm Services - 0.9%
Brink's Co.	2,615	229,989

See Notes to Schedule of Investments and Notes to Financial Statements.
10	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
Self Storage REITs - 0.1%
National Storage Affiliates Trust	741	$ 30,729
Semiconductor Materials & Equipment - 0.7%
Ichor Holdings Ltd. (a)	1,382	46,477
Onto Innovation, Inc. (a)	894	136,692
		183,169
Semiconductors - 0.4%
Diodes, Inc. (a)	405	32,610
MaxLinear, Inc. (a)	875	20,799
Semtech Corp. (a)	2,667	58,434
		111,843
Soft Drinks & Non-alcoholic Beverages - 0.5%
Primo Water Corp.	7,788	117,209
Specialized Consumer Services - 0.5%
European Wax Center, Inc., Class A (a)	4,330	58,845
OneSpaWorld Holdings Ltd. (a)	4,595	64,789
		123,634
Specialty Chemicals - 4.3%
Avient Corp.	3,954	164,368
HB Fuller Co.	512	41,682
Ingevity Corp. (a)	6,184	292,008
Innospec, Inc.	1,030	126,937
Quaker Chemical Corp.	697	148,754
Sensient Technologies Corp.	1,770	116,820
Stepan Co.	2,224	210,279
		1,100,848
Steel - 0.5%
Carpenter Technology Corp.	661	46,799
Commercial Metals Co.	1,712	85,668
		132,467
Systems Software - 0.5%
CommVault Systems, Inc. (a)	690	55,096
	Number of Shares	Fair Value
Progress Software Corp.	432	$ 23,458
Tenable Holdings, Inc. (a)	1,310	60,339
		138,893
Technology Distributors - 0.3%
Insight Enterprises, Inc. (a)	358	63,434
Technology Hardware, Storage & Peripherals - 1.3%
Corsair Gaming, Inc. (a)	5,036	71,008
Pure Storage, Inc., Class A (a)	7,120	253,899
		324,907
Timber REITs - 0.2%
PotlatchDeltic Corp.	822	40,360
Trading Companies & Distributors - 1.3%
Applied Industrial Technologies, Inc.	1,380	238,312
Transcat, Inc. (a)	470	51,385
WESCO International, Inc.	309	53,729
		343,426
Transaction & Payment Processing Services - 0.2%
Shift4 Payments, Inc., Class A (a)	852	63,338
Water Utilities - 0.1%
American States Water Co.	324	26,056
Total Common Stock (Cost $18,342,521)		24,808,841
Short-Term Investments - 4.5%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 5.36% (c)(d) (Cost $1,171,516)	1,171,516	1,171,516
Total Investments (Cost $19,514,037)		25,980,357
Liabilities in Excess of Other Assets, net - (0.3)%		(70,421)
NET ASSETS - 100.0%		$ 25,909,936

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Small-Cap Equity V.I.S. Fund	11

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
Other Information:
The Fund had the following long futures contracts open at December 31, 2023:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index Futures	March 2024	4	$ 389,389	$ 409,540	$ 20,151
During the year ended December 31, 2023, the average notional value related to long futures contracts was $385,706.
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At December 31, 2023, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2023.
Abbreviations:
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2023:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$ 24,808,841	$ —	$ —	$ 24,808,841
Short-Term Investments	1,171,516	—	—	1,171,516
Total Investments in Securities	$ 25,980,357	$ —	$ —	$ 25,980,357
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$ 20,151	$ —	$ —	$ 20,151
Total Other Financial Instruments	$ 20,151	$ —	$ —	$ 20,151

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	1,061,790	$1,061,790	$9,213,673	$9,103,947	$—	$—	1,171,516	$1,171,516	$65,340
See Notes to Schedule of Investments and Notes to Financial Statements.
12	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Financial Highlights
Selected data based on a share outstanding throughout the fiscal years indicated
	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Inception date					4/28/00
Net asset value, beginning of period	$ 11.90	$ 14.93	$ 14.66	$ 13.16	$ 11.24
Income/(loss) from investment operations:
Net investment income (loss)(a)	0.02	(0.03)	(0.04)	(0.01)	(0.00) (b)
Net realized and unrealized gains/(losses) on investments	1.61	(2.27)	3.06	1.92	2.94
Total income/(loss) from investment operations	1.63	(2.30)	3.02	1.91	2.94
Less distributions from:
Net realized gains	(1.16)	(0.73)	(2.75)	(0.41)	(1.02)
Total distributions	(1.16)	(0.73)	(2.75)	(0.41)	(1.02)
Net asset value, end of period	$ 12.37	$ 11.90	$ 14.93	$ 14.66	$ 13.16
Total Return(c)	13.55%	(15.40)%	20.53%	14.53%	26.12%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$25,910	$26,066	$36,890	$34,621	$33,600
Ratios to average net assets:
Net expenses	1.28%	1.31%	1.21%	1.27%	1.24%
Gross expenses	1.28%	1.31%	1.21%	1.27%	1.24%
Net investment income (loss)	0.13%	(0.21)%	(0.22)%	(0.06)%	(0.02)%
Portfolio turnover rate	30%	29%	39%	37%	29%
Notes to Financial Highlights
(a)	Per share values have been calculated using the average shares method.
(b)	Rounds to less than $0.01.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	13

State Street Small-Cap Equity V.I.S. Fund
Statement of Assets and Liabilities — December 31, 2023
Assets
Investments in unaffiliated securities, at fair value (cost $18,342,521)	$ 24,808,841
Investments in affiliated securities, at fair value (cost $1,171,516)	1,171,516
Cash	416
Net cash collateral on deposit with broker for future contracts	2,079
Income receivables	18,457
Income receivable from affiliated investments	5,693
Receivable for accumulated variation margin on futures contracts	20,160
Other assets	146
Total assets	26,027,308
Liabilities
Payable for investments purchased	18,396
Payable for fund shares redeemed	32,144
Payable to the Adviser	20,301
Payable for custody, fund accounting and sub-administration fees	4,832
Accrued other expenses	41,699
Total liabilities	117,372

Net Assets	$ 25,909,936
Net Assets Consist of:
Capital paid in	$ 19,860,093
Total distributable earnings (loss)	6,049,843
Net Assets	$ 25,909,936
Shares outstanding ($0.01 par value; unlimited shares authorized)	2,093,786
Net asset value per share	$ 12.37
The accompanying Notes are an integral part of these financial statements.
14	Statement of Assets and Liabilities

State Street Small-Cap Equity V.I.S. Fund
Statement of Operations — For the year ended December 31, 2023
Investment Income
Income
Dividend	$ 294,102
Income from affiliated investments	65,340
Less: Foreign taxes withheld	(2,052)
Total income	357,390
Expenses
Advisory and administration fees	240,562
Directors' fees	21,209
Custody, fund accounting and sub-administration fees	28,500
Professional fees	33,086
Other expenses	1,486
Total expenses	324,843
Net investment income (loss)	$ 32,547
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$ 1,968,302
Futures	23,271
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	1,214,791
Futures	20,102
Net realized and unrealized gain (loss) on investments	3,226,466
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 3,259,013
The accompanying Notes are an integral part of these financial statements.
Statement of Operations	15

State Street Small-Cap Equity V.I.S. Fund
Statements of Changes in Net Assets
	Year Ended December 31, 2023	Year Ended December 31, 2022
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$ 32,547	$ (61,338)
Net realized gain (loss) on investments and futures	1,991,573	794,429
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	1,234,893	(6,235,886)
Net increase (decrease) from operations	3,259,013	(5,502,795)
Distributions to shareholders:
Total distributions	(2,232,962)	(1,506,672)
Increase (decrease) in assets from operations and distributions	1,026,051	(7,009,467)
Share transactions:
Proceeds from sale of shares	193,752	209,130
Value of distributions reinvested	2,232,962	1,506,672
Cost of shares redeemed	(3,608,386)	(5,530,725)
Net increase (decrease) from share transactions	(1,181,672)	(3,814,923)
Total increase (decrease) in net assets	(155,621)	(10,824,390)
Net Assets
Beginning of year	26,065,557	36,889,947
End of year	$ 25,909,936	$ 26,065,557
Changes in Fund Shares
Shares sold	15,689	16,120
Issued for distributions reinvested	178,067	126,931
Shares redeemed	(289,897)	(423,590)
Net increase (decrease) in fund shares	(96,141)	(280,539)
The accompanying Notes are an integral part of these financial statements.
16	Statements of Changes in Net Assets

State Street Small-Cap Equity V.I.S. Fund
Notes to Financial Statements — December 31, 2023
1. Organization of the Company
State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund (the “Fund”), State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act, except for the State Street Premier Growth Equity V.I.S. Fund, which is a non-diversified investment company.
Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.
The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.
Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.
2.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company's Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
Notes to Financial Statements	17

State Street Small-Cap Equity V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2023
•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2023 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
The Fund invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Fund’s policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year-end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.
18	Notes to Financial Statements

State Street Small-Cap Equity V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2023
Foreign Taxes The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2023, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.
Distributions The Fund declares and pays any dividends from net investment income annually.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.Derivative Financial Instruments
Futures Contracts The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the fiscal year ended December 31, 2023, the Fund entered into futures contracts for cash equitization.
The following tables summarize the value of the Fund’s derivative instruments as of December 31, 2023 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Small-Cap Equity V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	$ 20,160	$ —	$ 20,160

Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Small-Cap Equity V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	$ 23,271	$ —	$ 23,271

Notes to Financial Statements	19

State Street Small-Cap Equity V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2023
Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Small-Cap Equity V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	$ 20,102	$ —	$ 20,102
4.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.95%.
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.
Due to Custodian In certain circumstances, the Fund may have a cash overdraft with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street as custodian, who is an affiliate of the Fund.
Other Transactions with Affiliates The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the fiscal year ended December 31, 2023 are disclosed in the Schedule of Investments.
5.Sub-Advisory Fees
Pursuant to investment sub-advisory agreements with SSGA FM, the assets of the Fund are allocated to and managed by each of the following sub-advisers: (i) Palisade Capital Management, L.L.C.; (ii) Champlain Investment Partners, LLC; (iii) Kennedy Capital Management, Inc.; and (iv) SouthernSun Asset Management, LLC. SSGA FM is responsible for allocating the Fund’s assets among the sub-advisers in its discretion (“Allocated Assets”), and for managing the Fund’s cash position, while each sub-adviser is responsible for the day-to-day management of their portion of the Allocated Assets, under the general supervision and oversight of SSGA FM and the Board. For their services, SSGA FM pays each sub-adviser an investment sub-advisory fee, which is calculated as a percentage of the average daily net assets of the respective Allocated Assets that it manages.
6.Directors' Fees
The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the fiscal year ended December 31, 2023 were as follows:
Non-U.S. Government Securities
Purchases	Sales
$ 7,338,599	$ 10,729,671
20	Notes to Financial Statements

State Street Small-Cap Equity V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2023
8.Income Taxes
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to nontaxable dividend adjustments to income, REITs, investments in futures, and wash sale loss deferrals.
The tax character of distributions paid during the fiscal year ended December 31, 2023 were as follows:
Ordinary Income	Long-Term Capital Gains	Total
$ 142,246	$ 2,090,716	$ 2,232,962
The tax character of distributions paid during the fiscal year ended December 31, 2022 was as follows:
Ordinary Income	Long-Term Capital Gains	Total
$ 28,032	$ 1,478,640	$ 1,506,672
At December 31, 2023, the components of distributable earnings on a tax basis were as follows:
Undistributed Ordinary Income	Tax Exempt Income	Capital Loss Carryforwards	Undistributed long term gain	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
$ 70,842	$ —	$ —	$ 73,895	$ 5,905,106	$ —	$ 6,049,843
As of December 31, 2023, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$ 20,095,402	$ 7,235,945	$ 1,330,839	$ 5,905,106
9.Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $180 million of a $960 million ($200 million of $1.275 billion prior to October 5, 2023) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2024 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense
Notes to Financial Statements	21

State Street Small-Cap Equity V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2023 related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the
New York Fed Bank Rate and the one-month SOFR Rate.
The Fund had no outstanding loans as of December 31, 2023.
10.Risks
Concentration Risk As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Credit Risk The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
11.Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
22	Notes to Financial Statements

State Street Small-Cap Equity V.I.S. Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of State Street Small-Cap Equity V.I.S. Fund and the Board of Directors of State Street Variable Insurance Series Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Small-Cap Equity V.I.S. Fund (the “Fund”) (one of the series constituting State Street Variable Insurance Series Funds, Inc. (the “Company”)), including the schedule of investments, as of December 31, 2023, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Variable Insurance Series Funds, Inc.) at December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
 Boston, Massachusetts
February 16, 2024
Report of Independent Registered Public Accounting Firm	23

State Street Small-Cap Equity V.I.S. Fund
Other Information — December 31, 2023 (Unaudited)
Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for their fiscal year ended December 31, 2023.
Dividends Received Deduction
The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Long Term Capital Gain Distributions
Long term capital gains dividends were paid from the Fund during the year ended December 31, 2023 in the amount of $2,090,716.
Proxy Voting Policies and Procedures and Record
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Adviser to vote proxies relating to the Fund’s portfolios of securities are available (i) without charge, upon request by calling 1-800-242-0134 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Fund voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov and on the Fund's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, a complete Schedule of Investments is filed with the SEC as an exhibit to its reports on Form N-PORT, which can be found on the SEC’s website at www.sec.gov and on the Fund's website at www.ssga.com. The Fund's Schedules of Investments are available upon request, without charge, by calling 1-800-242-0134 (toll free).
24	Other Information

State Street Small-Cap Equity V.I.S. Fund
Other Information, continued — December 31, 2023 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Director and Chairperson of the Board	Term: Indefinite Appointed: 4/16 Elected: 1/19	Associate Justice of the Superior Court, Commonwealth of Massachusetts (2002 – May 2010); Partner, Riley, Burke & Donahue, L.L.P. (law firm) (1985 – 2002); Independent Director, State Street Global Advisors Europe (investment company) (1998 – 2023); Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc) (1998 – 2023); Independent Director, SSGA Fixed Income plc (January 2009 – present); and Independent Director, SSGA Qualified Funds plc (January 2009 – 2019).	54	Board Director and Chairman,
SSGA SPDR ETFs Europe I, plc Board (2011 – March 2023); Board Director and Chairman, SPDR Europe II, plc (2013 – March 2023). Board Director,
State Street Liquidity plc
(1998 – March 2023).

John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1997	Executive, Kleinfeld Bridal Corp. (January 2023 – present); Senior Advisor to NGN Capital LLC (January 2020 – present); Managing General Partner, NGN Capital LLC (2006 – December 2019).	54	Director of Kleinfeld Bridal
Corp. (January 2016 – present);
Trustee of Neuroscience
Research Institute (1986 – 2017); Trustee of Fordham
University (1989 – 1995 and
2001 – 2007) and Trustee
Emeritus (2007 – present);
Trustee and Independent Chairperson of GE Funds (1993 – February 2011); Director, Muscular Dystrophy Association (2019 – present);
Trustee of Gregorian
University Foundation (1992 –
2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 – present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 – present); Trustee, Gallim Dance (December 2021 – present).
Other Information	25

State Street Small-Cap Equity V.I.S. Fund
Other Information, continued — December 31, 2023 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS (continued)

Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Director, Chairperson of the Audit Committee, Vice-Chairperson of the Nominating Committee and Vice Chairperson of the Governance Committee	Term: Indefinite Appointed: 1/12 Elected: 6/16	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	54	Director- Graduate Management Admissions Council (2015 – present); Trustee of Emmanuel College (2010 – 2019).

Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Chairperson of the Valuation Committee	Term: Indefinite Elected: 1/19	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004 – 2016).	54	None.

Margaret McLaughlin c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Director, Vice-Chairperson of the Audit Committee and Vice-Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Appointed: 9/22	Consultant, Bates Group (consultants) (September 2020 – January 2023); Consultant, Madison Dearborn Partners (private equity) (2019 – 2020); General Counsel/CCO, Kramer Van Kirk Credit Strategies L.P./Mariana Systems LLC (Investment Adviser/SaaS Technology) (2011 – 2019).	54	Director, Manning & Napier Fund Inc (2021 – 2022).

George M. Pereira c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1964	Director, Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Indefinite Appointed: 9/22	Chief Operating Officer (January 2011 – September 2020) and Chief Financial Officer (November 2004 – September 2020), Charles Schwab Investment Management.	54	Director, Pave Finance Inc. (May 2023 – present); Director, Pacific Premier Bancorp, Pacific Premier Bank (2021 – present); Director, Charles Schwab Asset Management (Ireland) Ltd., & Charles Schwab Worldwide Funds plc (2005 – 2020); Director, Rotaplast International, Inc. (non-profit providing free medical services to children worldwide) (2012 – 2018).
26	Other Information

State Street Small-Cap Equity V.I.S. Fund
Other Information, continued — December 31, 2023 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS (continued)

Mark E. Swanson c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1963	Director and Vice-Chairperson of the Valuation Committee	Term: Indefinite Appointed: 3/23	Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Funds (“RIF”) (1998 – 2022); Global Head of Fund Services, Russell Investments (2013 – 2022); Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Company (“RIC”) (1998 – 2022); President and Chief Executive Officer, RIF (2016 – 2017 and 2020 – 2022); President and Chief Executive Officer, RIC (2016 – 2017 and 2020 – 2022).	54	Director and
President, Russell
Investments Fund
Services, LLC
(2010 – 2023
Director, Russell
Investment
Management, LLC,
Russell Investments
Trust Company and Russell Investments
Financial Services,
LLC (2010 – 2023).

†	For the purpose of determining the number of portfolios overseen by the Directors, “Fund Complex” comprises registered investment companies for which SSGA FM serves as Adviser.

Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS:
Ann M. Carpenter SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	President and Principal Executive Officer; Deputy Treasurer	Term: Indefinite Served: since 10/12 Term: Indefinite Served: since 5/23	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 – present)*; Managing Director, State Street Global Advisors (April 2005 – present).*

Bruce S. Rosenberg SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Served: since 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).
Other Information	27

State Street Small-Cap Equity V.I.S. Fund
Other Information, continued — December 31, 2023 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS: (continued)

Chad C. Hallett SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Served: since 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present).

Darlene Anderson-Vasquez SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Served: since 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).

Arthur A. Jensen SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Served: since 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present).

David K. Lancaster SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Served: since 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 – present); Assistant Vice President, State Street Bank and Trust Company (November 2011 – July 2017).*

John Bettencourt SSGA Funds Management, Inc. One Iron Street Boston MA 02210 YOB: 1976	Assistant Treasurer	Term: Indefinite Served: since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (March 2020 – present); Assistant Vice President, State Street Global Advisors (June 2007 – March 2020).

Vedran Vukovic SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Treasurer	Term: Indefinite Served: since 2/24	Vice President, State Street Global Advisors (2023 – present); Assistant Vice President, Brown Brothers Harriman & Co. (2011 – 2023).

Brian Harris SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Served: since 6/16 Term: Indefinite Served: since 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 – present).*
28	Other Information

State Street Small-Cap Equity V.I.S. Fund
Other Information, continued — December 31, 2023 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS: (continued)

Andrew J. DeLorme SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1975	Chief Legal Officer	Term: Indefinite Served: since 2/24	Managing Director and Managing Counsel, State Street Global Advisors (March 2023 – present); Counsel, K&L Gates (February 2021 – March 2023); Vice President and Senior Counsel, State Street Global Advisors (August 2014 – February 2021).

David Barr SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Served: since 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 – present); Vice President and Counsel, Eaton Vance Corp. (October 2010 – October 2019).

E. Gerard Maiorana, Jr. SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Secretary	Term: Indefinite Served: Since 5/23	Assistant Vice President, State Street Global Advisors (July 2014 – present).

David Urman SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Served: since 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).

*	Served in various capacities and/or with various affiliated entities during noted time period.
Other Information	29

Directors
Patrick J. Riley, Chairperson
John R. Costantino
Michael A. Jessee
Margaret McLaughlin
George M. Pereira
Donna M. Rapaccioli
Mark E. Swanson
Officers
Ann M. Carpenter, President and Principal Executive Officer; Deputy Treasurer
Bruce S. Rosenberg, Treasurer and Principal Financial Officer
Chad C. Hallett, Deputy Treasurer
Darlene Anderson-Vasquez, Deputy Treasurer
Arthur A. Jensen, Deputy Treasurer
David Lancaster, Assistant Treasurer
John Bettencourt, Assistant Treasurer
Vedran Vukovic, Assistant Treasurer
Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer, Code of Ethics Compliance Officer
Andrew J. DeLorme, Chief Legal Officer
David Barr, Secretary
E. Gerard Maiorana, Jr., Assistant Secretary
David Urman, Assistant Secretary
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, Massachusetts 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, Massachusetts 02210
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Annual Report
December 31, 2023
State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S. Fund
Annual Report
December 31, 2023

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

[This page intentionally left blank]

State Street U.S. Equity V.I.S. Fund
Notes to Performance — December 31, 2023 (Unaudited)
The information provided on the performance pages relates to the State Street U.S. Equity V.I.S. Fund (the “Fund”).
Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.
The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at http://www.ssga.com/geam for the most recent month-end performance data.
An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.
The S&P 500® Index is an unmanaged, market capitalization-weighted index of stocks of 500 widely held U.S. stocks recognized by investors to be representative of the stock market in general.
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street U.S. Equity V.I.S. Fund and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. ("SSGA FM" or the "Adviser") for investment advisory and administrative services.
Notes to Performance	1

State Street U.S. Equity V.I.S. Fund
Management's Discussion of Fund Performance — December 31, 2023 (Unaudited)
The State Street U.S. Equity V.I.S. Fund (the "Fund") seeks to provide long-term growth of capital. The Fund’s benchmark is the S&P 500 Index (the “Index”).
For the 12-month period ended December 31, 2023 (the “Reporting Period”), the total return for the Fund was 27.91%, and the total return for the Index was 26.29%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
Primary drivers of the Fund's performance relative to the Index during the Reporting Period included outperformance in the industrials sector, key positions in interactive media, and, on the negative side, exposure to two companies impacted by the March 2023 banking crisis. Overall, the Fund delivered broad-based outperformance versus the Index in a market that was notable for surprising resilience and narrowness of leadership that most active U.S. funds found challenging.
In industrials, we had a broadly positive view of the sector driven by tailwinds such as pent-up capex demand, new growth drivers such as electrification and reshoring, and recent U.S. legislation providing incentives for investments in strategically important industries. Within the portfolio, we held several names that were direct beneficiaries of this including United Rentals, Parker Hannifin, Eaton, and Trane Technologies. The average return of the Fund’s industrials holdings was 34.1% for the year, well ahead of the broader Index.
Interactive media is a component of the broader communication services sector that focuses on online platforms. This segment is dominated by Meta Platforms (formerly Facebook) and Alphabet, both of which the Fund is overweight and both of which outperformed significantly during the Reporting Period. These companies have dominant market positions in their respective specialties: Meta in social media, and Alphabet in online search, cloud, and other areas. They compete for online advertising, but between the two, have well over half of the total market. They also have new growth drivers in areas such as generative AI. Their strong performance over the last year should be put in context of the previous few years, where they experienced a massive surge during the early COVID-19 years only to give up much of it in 2022. This was especially the case with Meta, which experienced a particularly volatile two years. Their jump over the Reporting Period brings them close to the previous peak in late 2021.
Negative contribution came predominantly from two names in the financial sector: SVB Financial (Silicon Valley Bank) and First Republic Bank. Our financials positions provided some useful defensiveness in 2022 as the U.S. markets plunged, but were weak from then on as higher rates, initially a positive for the sector, raised deposit costs and then ultimately hit asset valuations. Our view was that in a slowing economy, credit risk was the biggest potential issue for banks, leading us to focus on banks with very low exposure in this area, namely SVB Financial and First Republic Bank. The risk we underappreciated was that deposit outflows could threaten solvency in these mid-sized banks. This was especially the case with SVB, whose depositors were concentrated in a single industry adding to the potential for herd behavior, and whose assets were largely invested in long-dated fixed income, which derated as rates rose. Ultimately, nervousness about SVB’s solvency led to an extremely rapid bank run and a takeover of the business by U.S. banking regulators. While First Republic’s depositors were more diversified, it was impacted by contagion fears and experienced large deposit outflows. Their impaired business was taken over by JPMorgan.
The Fund used futures in order to efficiently manage cash flows during the Reporting Period. The Fund’s use of futures detracted slightly from Fund performance relative to the Index.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Microsoft Corp., Amazon.com, Inc. and Apple, Inc. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were First Republic Bank, SVB Financial, and Charles Schwab Corp.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors,
2	State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S. Fund
Management's Discussion of Fund Performance, continued — December 31, 2023 (Unaudited)
may not be relied on as an indication of trading intent on behalf of any fund.
State Street U.S. Equity V.I.S. Fund	3

State Street U.S. Equity V.I.S. Fund
Performance Summary — December 31, 2023 (Unaudited)
Sector Allocation
Portfolio composition as a % of Fair Value of $21,253 (in thousands) as of December 31, 2023 (a)(b)
Top Ten Largest Holdings
as of December 31, 2023 (as a % of Fair Value) (a)(b)
Microsoft Corp.	7.28%
Apple, Inc.	5.73%
Amazon.com, Inc.	4.51%
Alphabet, Inc., Class A	4.28%
NVIDIA Corp.	4.19%
Meta Platforms, Inc., Class A	2.82%
Bank of America Corp.	1.99%
Broadcom, Inc.	1.97%
Merck & Co., Inc.	1.70%
UnitedHealth Group, Inc.	1.67%
Average Annual Total Return for the years ended December 31, 2023
(Inception date: 1/3/95)
	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street U.S. Equity V.I.S. Fund	27.91%	16.03%	11.37%	$29,343
S&P 500® Index	26.29%	15.69%	12.03%	$31,149

(a)	Fair Value basis is inclusive of a short-term investment in the State Street Institutional U.S. Government Money Market Fund - Class G Shares.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
4	State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S. Fund
Performance Summary, continued — December 31, 2023 (Unaudited)
Change in Value of a $10,000 Investment
Yearly periods ended December 31

See Notes to Performance beginning on page 1 for further information.
Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the fees or changes that would be associated with variable contracts through which shares of the Fund are offered.
State Street U.S. Equity V.I.S. Fund	5

State Street U.S. Equity V.I.S. Fund
Understanding Your Fund’s Expenses — December 31, 2023 (Unaudited)
As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2023.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.
	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Beginning Account Value July 1, 2023	$1,000.00	$1,000.00
Ending Account value December 31, 2023	$1,092.10	$1,020.80
Expenses Paid During Period*	$ 4.59	$ 4.43
*	Expenses are equal to the Fund's annualized expense ratio of 0.87%** (for the period July 1, 2023 - December 31, 2023), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year's data.

6	State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S. Fund
Schedule of Investments — December 31, 2023
	Number of Shares	Fair Value
Common Stock - 97.0% †
Aerospace & Defense - 0.5%
RTX Corp.	1,378	$ 115,945
Apparel Retail - 1.0%
Ross Stores, Inc.	1,514	209,522
Application Software - 3.1%
Adobe, Inc. (a)	278	165,855
Intuit, Inc.	118	73,754
Salesforce, Inc. (a)	1,210	318,399
Splunk, Inc. (a)	620	94,457
		652,465
Automobile Manufacturers - 1.1%
General Motors Co.	2,879	103,414
Tesla, Inc. (a)	530	131,694
		235,108
Automotive Retail - 0.6%
O'Reilly Automotive, Inc. (a)	132	125,411
Biotechnology - 1.8%
BioMarin Pharmaceutical, Inc. (a)	2,294	221,187
Vertex Pharmaceuticals, Inc. (a)	411	167,232
		388,419
Broadline Retail - 4.5%
Amazon.com, Inc. (a)	6,314	959,349
Building Products - 0.6%
Trane Technologies PLC	479	116,828
Cable & Satellite - 0.2%
Charter Communications, Inc., Class A (a)	86	33,427
Construction Materials - 0.5%
Martin Marietta Materials, Inc.	222	110,758
Consumer Staples Merchandise Retail - 2.5%
Costco Wholesale Corp.	322	212,545
Target Corp.	1,295	184,434
Walmart, Inc.	852	134,318
		531,297
Diversified Banks - 2.8%
Bank of America Corp.	12,523	421,650
	Number of Shares	Fair Value
JPMorgan Chase & Co.	964	$ 163,976
		585,626
Diversified Support Services - 0.9%
Cintas Corp.	164	98,836
Copart, Inc. (a)	2,086	102,214
		201,050
Electric Utilities - 1.2%
NextEra Energy, Inc.	4,066	246,969
Electrical Components & Equipment - 1.0%
Eaton Corp. PLC	922	222,036
Electronic Components - 1.1%
Amphenol Corp., Class A	2,355	233,451
Environmental & Facilities Services - 1.3%
Waste Management, Inc.	1,480	265,068
Financial Exchanges & Data - 2.8%
CME Group, Inc.	829	174,588
MSCI, Inc.	134	75,797
S&P Global, Inc.	791	348,451
		598,836
Healthcare Equipment - 1.9%
Becton Dickinson & Co.	389	94,850
Edwards Lifesciences Corp. (a)	1,336	101,870
IDEXX Laboratories, Inc. (a)	118	65,496
Teleflex, Inc.	272	67,820
Zimmer Biomet Holdings, Inc.	603	73,385
		403,421
Home Improvement Retail - 0.8%
Home Depot, Inc.	461	159,760
Hotels, Resorts & Cruise Lines - 0.4%
Marriott International, Inc., Class A	376	84,792
Household Products - 0.9%
Procter & Gamble Co.	1,343	196,803
Industrial Conglomerates - 0.6%
Honeywell International, Inc.	636	133,376
Industrial Gases - 1.4%
Linde PLC	736	302,283

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street U.S. Equity V.I.S. Fund	7

State Street U.S. Equity V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
Industrial Machinery & Supplies & Components - 1.4%
Parker-Hannifin Corp.	633	$ 291,623
Insurance Brokers - 0.3%
Marsh & McLennan Cos., Inc.	341	64,609
Integrated Oil & Gas - 0.7%
Chevron Corp.	1,063	158,557
Interactive Media & Services - 7.7%
Alphabet, Inc., Class C (a)(b)	865	121,905
Alphabet, Inc., Class A (a)	6,503	908,404
Meta Platforms, Inc., Class A (a)	1,693	599,254
		1,629,563
Investment Banking & Brokerage - 0.5%
Charles Schwab Corp.	1,438	98,934
IT Consulting & Other Services - 0.4%
Accenture PLC, Class A	250	87,728
Life Sciences Tools & Services - 2.2%
IQVIA Holdings, Inc. (a)	713	164,974
Thermo Fisher Scientific, Inc.	569	302,019
		466,993
Managed Healthcare - 2.9%
Humana, Inc.	555	254,084
UnitedHealth Group, Inc.	674	354,841
		608,925
Movies & Entertainment - 0.4%
Walt Disney Co.	892	80,539
Multi-Line Insurance - 0.2%
American International Group, Inc.	696	47,154
Multi-Sector Holdings - 1.3%
Berkshire Hathaway, Inc., Class B (a)	760	271,062
Multi-Utilities - 0.9%
CMS Energy Corp.	999	58,012
Sempra	1,806	134,962
		192,974
Oil & Gas Equipment & Services - 1.1%
Schlumberger N.V.	4,546	236,574
	Number of Shares	Fair Value
Oil & Gas Exploration & Production - 1.7%
ConocoPhillips	2,299	$ 266,845
Pioneer Natural Resources Co.	435	97,823
		364,668
Packaged Foods & Meats - 0.6%
Mondelez International, Inc., Class A	1,822	131,967
Personal Care Products - 1.0%
Kenvue, Inc.	9,579	206,236
Pharmaceuticals - 4.5%
AstraZeneca PLC ADR (b)	1,749	117,795
Bristol-Myers Squibb Co.	1,237	63,471
Elanco Animal Health, Inc. (a)	4,390	65,411
Johnson & Johnson	2,242	351,411
Merck & Co., Inc.	3,307	360,529
		958,617
Property & Casualty Insurance - 1.1%
Chubb Ltd.	996	225,096
Rail Transportation - 0.6%
Union Pacific Corp.	522	128,214
Regional Banks - 0.5%
Regions Financial Corp.	4,956	96,047
Reinsurance - 0.1%
RenaissanceRe Holdings Ltd.	104	20,384
Restaurants - 0.5%
McDonald's Corp.	371	110,005
Semiconductor Materials & Equipment - 1.9%
Applied Materials, Inc.	1,239	200,805
ASML Holding N.V. (b)	279	211,180
		411,985
Semiconductors - 8.7%
Advanced Micro Devices, Inc. (a)	1,137	167,605
ARM Holdings PLC ADR (a)(b)	557	41,856
Broadcom, Inc.	375	418,594
NVIDIA Corp.	1,799	890,901
ON Semiconductor Corp. (a)	2,285	190,866

See Notes to Schedule of Investments and Notes to Financial Statements.
8	State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
Texas Instruments, Inc.	716	$ 122,049
		1,831,871
Soft Drinks & Non-alcoholic Beverages - 1.0%
Monster Beverage Corp. (a)	1,629	93,847
PepsiCo, Inc.	740	125,681
		219,528
Specialty Chemicals - 0.5%
DuPont de Nemours, Inc.	431	33,157
Ecolab, Inc.	240	47,604
International Flavors & Fragrances, Inc.	374	30,283
		111,044
Systems Software - 8.6%
Microsoft Corp.	4,117	1,548,156
Oracle Corp.	1,118	117,871
ServiceNow, Inc. (a)	206	145,537
		1,811,564
Technology Hardware, Storage & Peripherals - 5.8%
Apple, Inc.	6,324	1,217,560
Telecom Tower REITs - 1.1%
American Tower Corp.	1,113	240,274
Trading Companies & Distributors - 1.6%
United Rentals, Inc.	490	280,976
	Number of Shares	Fair Value
WW Grainger, Inc.	72	$ 59,666
		340,642
Transaction & Payment Processing Services - 3.4%
Fidelity National Information Services, Inc.	465	27,933
Mastercard, Inc., Class A	829	353,577
PayPal Holdings, Inc. (a)	1,622	99,607
Visa, Inc., Class A	890	231,711
		712,828
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc.	357	57,238
Total Common Stock (Cost $12,102,275)		20,543,003
Short-Term Investments - 3.4%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 5.36% (c)(d) (Cost $709,663)	709,663	709,663
Total Investments (Cost $12,811,938)		21,252,666
Liabilities in Excess of Other Assets, net - (0.4)%		(82,992)
NET ASSETS - 100.0%		$ 21,169,674

Other Information:
The Fund had the following long futures contracts open at December 31, 2023:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-mini Index Futures	March 2024	1	$ 232,074	$ 241,000	$ 8,926
During the period ended December 31, 2023, the average notional value related to long futures contracts was $219,838.
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security.
See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street U.S. Equity V.I.S. Fund	9

State Street U.S. Equity V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
(b)	At December 31, 2023, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2023.
Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2023:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$ 20,543,003	$ —	$ —	$ 20,543,003
Short-Term Investments	709,663	—	—	709,663
Total Investments in Securities	$ 21,252,666	$ —	$ —	$ 21,252,666
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$ 8,926	$ —	$ —	$ 8,926
Total Other Financial Instruments	$ 8,926	$ —	$ —	$ 8,926

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	374,873	$374,873	$5,622,845	$5,288,055	$—	$—	709,663	$709,663	$25,699
See Notes to Schedule of Investments and Notes to Financial Statements.
10	State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S. Fund
Financial Highlights
Selected data based on a share outstanding throughout the fiscal years indicated
	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Inception date					1/3/95
Net asset value, beginning of period	$ 40.76	$ 56.55	$ 53.28	$ 46.97	$ 38.07
Income/(loss) from investment operations:
Net investment income(a)	0.22	0.22	0.18	0.27	0.33
Net realized and unrealized gains/(losses) on investments	11.15	(10.93)	13.47	10.34	11.78
Total income/(loss) from investment operations	11.37	(10.71)	13.65	10.61	12.11
Less distributions from:
Net investment income	(0.23)	(0.24)	(0.22)	(0.27)	(0.32)
Net realized gains	(3.49)	(4.84)	(10.16)	(4.03)	(2.89)
Total distributions	(3.72)	(5.08)	(10.38)	(4.30)	(3.21)
Net asset value, end of period	$ 48.41	$ 40.76	$ 56.55	$ 53.28	$ 46.97
Total Return(b)	27.91%	(18.91)%	25.49%	22.64%	31.77%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$21,170	$20,449	$29,595	$27,729	$25,951
Ratios to average net assets:
Net expenses	0.91%	0.88%	0.82%	0.86%	0.88%
Gross expenses	0.91%	0.88%	0.82%	0.86%	0.88%
Net investment income	0.48%	0.46%	0.30%	0.56%	0.74%
Portfolio turnover rate	42%	33%	32%	38%	31%
Notes to Financial Highlights
(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	11

State Street U.S. Equity V.I.S. Fund
Statement of Assets and Liabilities — December 31, 2023
Assets
Investments in unaffiliated securities, at fair value (cost $12,102,275)	$ 20,543,003
Investments in affiliated securities, at fair value (cost $709,663)	709,663
Net cash collateral on deposit with broker for future contracts	3,450
Income receivables	20,991
Receivable for fund shares sold	254
Income receivable from affiliated investments	3,300
Receivable for accumulated variation margin on futures contracts	8,929
Other assets	116
Total assets	21,289,706
Liabilities
Payable for investments purchased	60,369
Payable for fund shares redeemed	5,974
Payable to the Adviser	9,716
Payable for custody, fund accounting and sub-administration fees	3,319
Accrued other expenses	40,654
Total liabilities	120,032

Net Assets	$ 21,169,674
Net Assets Consist of:
Capital paid in	$ 12,140,874
Total distributable earnings (loss)	9,028,800
Net Assets	$ 21,169,674
Shares outstanding ($0.01 par value; unlimited shares authorized)	437,314
Net asset value per share	$ 48.41
The accompanying Notes are an integral part of these financial statements.
12	Statement of Assets and Liabilities

State Street U.S. Equity V.I.S. Fund
Statement of Operations — For the year ended December 31, 2023
Investment Income
Income
Dividend	$ 254,955
Income from affiliated investments	25,699
Less: Foreign taxes withheld	(244)
Total income	280,410
Expenses
Advisory and administration fees	111,200
Directors' fees	21,163
Custody, fund accounting and sub-administration fees	20,091
Professional fees	28,981
Other expenses	1,844
Total expenses	183,279
Net investment income (loss)	$ 97,131
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$ 2,006,040
Futures	(15,960)
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	2,910,657
Futures	8,926
Net realized and unrealized gain (loss) on investments	4,909,663
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 5,006,794
The accompanying Notes are an integral part of these financial statements.
Statement of Operations	13

State Street U.S. Equity V.I.S. Fund
Statements of Changes in Net Assets
	Year Ended December 31, 2023	Year Ended December 31, 2022
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$ 97,131	$ 108,119
Net realized gain (loss) on investments and futures	1,990,080	1,487,131
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	2,919,583	(6,913,702)
Net increase (decrease) from operations	5,006,794	(5,318,452)
Distributions to shareholders:
Total distributions	(1,515,250)	(2,265,516)
Increase (decrease) in assets from operations and distributions	3,491,544	(7,583,968)
Share transactions:
Proceeds from sale of shares	253,428	231,552
Value of distributions reinvested	1,515,250	2,265,516
Cost of shares redeemed	(4,539,387)	(4,059,426)
Net increase (decrease) from share transactions	(2,770,709)	(1,562,358)
Total increase (decrease) in net assets	720,835	(9,146,326)
Net Assets
Beginning of year	20,448,839	29,595,165
End of year	$ 21,169,674	$ 20,448,839
Changes in Fund Shares
Shares sold	5,608	4,930
Issued for distributions reinvested	31,281	55,787
Shares redeemed	(101,242)	(82,353)
Net increase (decrease) in fund shares	(64,353)	(21,636)
The accompanying Notes are an integral part of these financial statements.
14	Statements of Changes in Net Assets

State Street U.S. Equity V.I.S. Fund
Notes to Financial Statements — December 31, 2023
1. Organization of the Company
State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund (the "Fund"), State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act, except for the State Street Premier Growth Equity V.I.S. Fund, which is a non-diversified investment company.
Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.
The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.
Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.
2.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company's Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
Notes to Financial Statements	15

State Street U.S. Equity V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2023
•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2023 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
The Fund invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Fund’s policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year-end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.
16	Notes to Financial Statements

State Street U.S. Equity V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2023
Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2023, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.
Distributions The Fund declares and pays any dividends from net investment income annually.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.Derivative Financial Instruments
Futures Contracts The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the fiscal year ended December 31, 2023, the Fund entered into futures contracts for cash equitization.
The following tables summarize the value of the Fund’s derivative instruments as of December 31, 2023 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street U.S. Equity V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	$ 8,929	$ —	$ 8,929

Notes to Financial Statements	17

State Street U.S. Equity V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2023
Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street U.S. Equity V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	$ (15,960)	$ —	$ (15,960)

Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street U.S. Equity V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	$ 8,926	$ —	$ 8,926
4.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.55%.
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.
Other Transactions with Affiliates The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the fiscal year ended December 31, 2023 are disclosed in the Schedule of Investments.
5.Directors’ Fees
The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the fiscal year ended December 31, 2023 were as follows:
Non-U.S. Government Securities
Purchases	Sales
$ 8,388,577	$ 12,914,851
7.Income Taxes
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending
18	Notes to Financial Statements

State Street U.S. Equity V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2023 upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on NAVs or results of operations. Temporary book-tax differences will reverse in the future. These book- tax differences are primarily due to nontaxable dividend adjustments to income, investments in futures, and wash sale loss deferrals.
The tax character of distributions paid during the fiscal year ended December 31, 2023 were as follows:
Ordinary Income	Long-Term Capital Gains	Total
$ 95,392	$ 1,419,858	$ 1,515,250
The tax character of distributions paid during the year ended December 31, 2022 was as follows:
Ordinary Income	Long-Term Capital Gains	Total
$ 123,965	$ 2,141,551	$ 2,265,516
At December 31, 2023, the components of distributable earnings on a tax basis were as follows:
Undistributed Ordinary Income	Tax Exempt Income	Capital Loss Carryforwards	Undistributed long term gain	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
$ 26,897	$ —	$ —	$ 741,880	$ 8,260,023	$ —	$ 9,028,800
As of December 31, 2023, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$ 13,001,569	$ 8,358,676	$ 98,653	$ 8,260,023
8.Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $180 million of a $960 million ($200 million of $1.275 billion prior to October 5, 2023) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2024 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the
New York Fed Bank Rate and the one-month SOFR Rate.
The Fund had no outstanding loans as of December 31, 2023.
9.Risks
Concentration Risk As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Notes to Financial Statements	19

State Street U.S. Equity V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2023
Credit Risk The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
10.Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
20	Notes to Financial Statements

State Street U.S. Equity V.I.S. Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of State Street U.S. Equity V.I.S. Fund and the Board of Directors of State Street Variable Insurance Series Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street U.S. Equity V.I.S. Fund (the “Fund”) (one of the series constituting State Street Variable Insurance Series Funds, Inc. (the “Company”)), including the schedule of investments, as of December 31, 2023, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Variable Insurance Series Funds, Inc.) at December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 16, 2024
Report of Independent Registered Public Accounting Firm	21

State Street U.S. Equity V.I.S. Fund
Other Information — December 31, 2023 (Unaudited)
Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2023.
Dividends Received Deduction
The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Long Term Capital Gain Distributions
Long term capital gains dividends were paid from the Fund during the year ended December 31, 2023 in the amount of $1,419,858.
Proxy Voting Policies and Procedures and Record
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Adviser to vote proxies relating to the Fund’s portfolios of securities are available (i) without charge, upon request by calling 1-800-242-0134 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Fund voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov and on the Fund's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, a complete Schedule of Investments is filed with the SEC as an exhibit to its reports on Form N-PORT, which can be found on the SEC’s website at www.sec.gov and on the Fund's website at www.ssga.com. The Fund's Schedules of Investments are available upon request, without charge, by calling 1-800-242-0134 (toll free).
22	Other Information

State Street U.S. Equity V.I.S. Fund
Other Information, continued — December 31, 2023 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Director and Chairperson of the Board	Term: Indefinite Appointed: 4/16 Elected: 1/19	Associate Justice of the Superior Court, Commonwealth of Massachusetts (2002 – May 2010); Partner, Riley, Burke & Donahue, L.L.P. (law firm) (1985 – 2002); Independent Director, State Street Global Advisors Europe (investment company) (1998 – 2023); Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc) (1998 – 2023); Independent Director, SSGA Fixed Income plc (January 2009 – present); and Independent Director, SSGA Qualified Funds plc (January 2009 – 2019).	54	Board Director and Chairman,
SSGA SPDR ETFs Europe I, plc Board (2011 – March 2023); Board Director and Chairman, SPDR Europe II, plc (2013 – March 2023). Board Director,
State Street Liquidity plc
(1998 – March 2023).

John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1997	Executive, Kleinfeld Bridal Corp. (January 2023 – present); Senior Advisor to NGN Capital LLC (January 2020 – present); Managing General Partner, NGN Capital LLC (2006 – December 2019).	54	Director of Kleinfeld Bridal
Corp. (January 2016 – present);
Trustee of Neuroscience
Research Institute (1986 – 2017); Trustee of Fordham
University (1989 – 1995 and
2001 – 2007) and Trustee
Emeritus (2007 – present);
Trustee and Independent Chairperson of GE Funds (1993 – February 2011); Director, Muscular Dystrophy Association (2019 – present);
Trustee of Gregorian
University Foundation (1992 –
2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 – present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 – present); Trustee, Gallim Dance (December 2021 – present).
Other Information	23

State Street U.S. Equity V.I.S. Fund
Other Information, continued — December 31, 2023 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS (continued)

Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Director, Chairperson of the Audit Committee, Vice-Chairperson of the Nominating Committee and Vice Chairperson of the Governance Committee	Term: Indefinite Appointed: 1/12 Elected: 6/16	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	54	Director- Graduate Management Admissions Council (2015 – present); Trustee of Emmanuel College (2010 – 2019).

Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Chairperson of the Valuation Committee	Term: Indefinite Elected: 1/19	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004 – 2016).	54	None.

Margaret McLaughlin c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Director, Vice-Chairperson of the Audit Committee and Vice-Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Appointed: 9/22	Consultant, Bates Group (consultants) (September 2020 – January 2023); Consultant, Madison Dearborn Partners (private equity) (2019 – 2020); General Counsel/CCO, Kramer Van Kirk Credit Strategies L.P./Mariana Systems LLC (Investment Adviser/SaaS Technology) (2011 – 2019).	54	Director, Manning & Napier Fund Inc (2021 – 2022).

George M. Pereira c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1964	Director, Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Indefinite Appointed: 9/22	Chief Operating Officer (January 2011 – September 2020) and Chief Financial Officer (November 2004 – September 2020), Charles Schwab Investment Management.	54	Director, Pave Finance Inc. (May 2023 – present); Director, Pacific Premier Bancorp, Pacific Premier Bank (2021 – present); Director, Charles Schwab Asset Management (Ireland) Ltd., & Charles Schwab Worldwide Funds plc (2005 – 2020); Director, Rotaplast International, Inc. (non-profit providing free medical services to children worldwide) (2012 – 2018).
24	Other Information

State Street U.S. Equity V.I.S. Fund
Other Information, continued — December 31, 2023 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS (continued)

Mark E. Swanson c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1963	Director and Vice-Chairperson of the Valuation Committee	Term: Indefinite Appointed: 3/23	Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Funds (“RIF”) (1998 – 2022); Global Head of Fund Services, Russell Investments (2013 – 2022); Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Company (“RIC”) (1998 – 2022); President and Chief Executive Officer, RIF (2016 – 2017 and 2020 – 2022); President and Chief Executive Officer, RIC (2016 – 2017 and 2020 – 2022).	54	Director and
President, Russell
Investments Fund
Services, LLC
(2010 – 2023
Director, Russell
Investment
Management, LLC,
Russell Investments
Trust Company and Russell Investments
Financial Services,
LLC (2010 – 2023).

†	For the purpose of determining the number of portfolios overseen by the Directors, “Fund Complex” comprises registered investment companies for which SSGA FM serves as Adviser.

Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS:
Ann M. Carpenter SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	President and Principal Executive Officer; Deputy Treasurer	Term: Indefinite Served: since 10/12 Term: Indefinite Served: since 5/23	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 – present)*; Managing Director, State Street Global Advisors (April 2005 – present).*

Bruce S. Rosenberg SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Served: since 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).
Other Information	25

State Street U.S. Equity V.I.S. Fund
Other Information, continued — December 31, 2023 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS: (continued)

Chad C. Hallett SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Served: since 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present).

Darlene Anderson-Vasquez SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Served: since 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).

Arthur A. Jensen SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Served: since 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present).

David K. Lancaster SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Served: since 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 – present); Assistant Vice President, State Street Bank and Trust Company (November 2011 – July 2017).*

John Bettencourt SSGA Funds Management, Inc. One Iron Street Boston MA 02210 YOB: 1976	Assistant Treasurer	Term: Indefinite Served: since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (March 2020 – present); Assistant Vice President, State Street Global Advisors (June 2007 – March 2020).

Vedran Vukovic SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Treasurer	Term: Indefinite Served: since 2/24	Vice President, State Street Global Advisors (2023 – present); Assistant Vice President, Brown Brothers Harriman & Co. (2011 – 2023).

Brian Harris SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Served: since 6/16 Term: Indefinite Served: since 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 – present).*
26	Other Information

State Street U.S. Equity V.I.S. Fund
Other Information, continued — December 31, 2023 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS: (continued)

Andrew J. DeLorme SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1975	Chief Legal Officer	Term: Indefinite Served: since 2/24	Managing Director and Managing Counsel, State Street Global Advisors (March 2023 – present); Counsel, K&L Gates (February 2021 – March 2023); Vice President and Senior Counsel, State Street Global Advisors (August 2014 – February 2021).

David Barr SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Served: since 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 – present); Vice President and Counsel, Eaton Vance Corp. (October 2010 – October 2019).

E. Gerard Maiorana, Jr. SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Secretary	Term: Indefinite Served: Since 5/23	Assistant Vice President, State Street Global Advisors (July 2014 – present).

David Urman SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Served: since 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).

*	Served in various capacities and/or with various affiliated entities during noted time period.
Other Information	27

Directors
Patrick J. Riley, Chairperson
John R. Costantino
Michael A. Jessee
Margaret McLaughlin
George M. Pereira
Donna M. Rapaccioli
Mark E. Swanson
Officers
Ann M. Carpenter, President and Principal Executive Officer; Deputy Treasurer
Bruce S. Rosenberg, Treasurer and Principal Financial Officer
Chad C. Hallett, Deputy Treasurer
Darlene Anderson-Vasquez, Deputy Treasurer
Arthur A. Jensen, Deputy Treasurer
David Lancaster, Assistant Treasurer
John Bettencourt, Assistant Treasurer
Vedran Vukovic, Assistant Treasurer
Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer, Code of Ethics Compliance Officer
Andrew J. DeLorme, Chief Legal Officer
David Barr, Secretary
E. Gerard Maiorana, Jr., Assistant Secretary
David Urman, Assistant Secretary
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, Massachusetts 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, Massachusetts 02210
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Annual Report
December 31, 2023
State Street Premier Growth Equity V.I.S. Fund

State Street Premier Growth Equity V.I.S. Fund
Annual Report
December 31, 2023

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

[This page intentionally left blank]

State Street Premier Growth Equity V.I.S. Fund
Notes to Performance — December 31, 2023 (Unaudited)
The information provided on the performance pages relates to the State Street Premier Growth Equity V.I.S. Fund (the “Fund”).
Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.
The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at www.ssga.com for the most recent month-end performance data.
An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.
The S&P 500® Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap U.S. stock market performance.
The Russell 1000® Growth Index is an unmanaged index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership.
The results shown for the foregoing indices assume the reinvestment of net dividends or interest and do not reflect fees, expenses, or taxes. As such, the index returns do not reflect the actual cost of investing in the instruments that comprise each index.
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street Premier Growth Equity V.I.S. Fund and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. ("SSGA FM" or the "Adviser") for investment advisory and administrative services.
Notes to Performance	1

State Street Premier Growth Equity V.I.S. Fund
Management's Discussion of Fund Performance — December 31, 2023 (Unaudited)
The State Street Premier Growth Equity V.I.S. Fund (the "Fund") seeks long-term growth of capital and future income rather than current income. The Fund’s benchmark are the Russell 1000 Growth Index, S&P 500 Index (the “Indices”).
For the 12-month period ended December 31, 2023 (the “Reporting Period”), the total return for the Fund was 46.28%, the total return for Russell 1000 Growth Index was 42.68%, and the total return for S&P 500 Index was 26.29%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
Primary drivers of Fund performance relative to the index during the Reporting Period included stock selection in information technology, key positions in interactive media, and on the negative side, exposure to two companies impacted by the March 2023 banking crisis. Overall, the Fund delivered strong, broad-based outperformance versus the Index in a market that was notable for surprising resilience and narrowness of leadership that most active U.S. funds found challenging.
The IT sector was very strong in 2023, up more than 63% in the Russell 1000 Growth Index driven largely by so-called “Magnificent 7” names such as Apple, Microsoft, and Nvidia, which rose an average 115% during the year. Notably, the Fund was able to outperform significantly in IT despite being slightly underweight on average these three names (underweight Apple, overweight the other two). The Fund’s outperformance came primarily in the software and semiconductor space, with positions such as Advanced Micro Devices Inc., Salesforce Inc., Servicenow, Inc. and Applied Materials, Inc.. Overall, the Fund returned 69.1% in the sector, well ahead of the Index.
Interactive media is a component of the broader communication services sector that focuses on online platforms. This segment is dominated by Meta Platforms (formerly Facebook) and Alphabet, both of which the Fund is overweight and both of which outperformed significantly during the Reporting Period. These companies have dominant market positions in their respective specialties: Meta in social media, and Alphabet in online search, cloud, and other areas. They compete for online advertising, but between the two, have well over half of the total market. They also have new growth drivers in areas such as generative AI. Their strong performance over the last year should be put in context of the previous few years, where they experienced a massive surge during the early COVID-19 years only to give up much of it in 2022. This was especially the case with Meta, which experienced a particularly volatile two years. Their jump over the Reporting Period brings them close to the previous peak in late 2021.
Negative contribution came from two names in the financial sector that were impaired during the U.S. regional banking crisis early in 2023: First Republic Bank and Charles Schwab. The rise in interest rates in 2022 and 2023 was initially a positive for the financial sector but turned into a negative as deposit costs rose and asset valuations fell. Our view was that in a slowing economy, credit risk was the biggest potential issue in the sector, leading us to focus on positions with very low exposure in this area, including First Republic Bank and Charles Schwab. The risk we underappreciated was that deposit outflows could threaten solvency in mid-sized banks. The failure of Silicon Valley Bank, which was not held by the Fund, in March of 2023 led rapidly to turmoil in U.S. financials, which First Republic was caught up in. Another portfolio holding, Charles Schwab, while not a bank, was also impacted, raising concerns about the resilience of its business model. Both positions were exited during the Reporting Period.
The Fund used futures in order to efficiently manage cash flows during the Reporting Period. The Fund’s use of futures detracted slightly from Fund performance relative to the Index.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Microsoft Corp., NVIDIA Corp. and Apple. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were First Republic Bank, Charles Schwab and Chewy Inc..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
2	State Street Premier Growth Equity V.I.S. Fund

State Street Premier Growth Equity V.I.S. Fund
Performance Summary — December 31, 2023 (Unaudited)
Sector Allocation
Portfolio composition as a % of Fair Value of $32,049 (in thousands) as of December 31, 2023 (a)(b)
Top Ten Largest Holdings
as of December 31, 2023 (as a % of Fair Value) (a)(b)
Microsoft Corp.	12.54%
Apple, Inc.	9.67%
Amazon.com, Inc.	7.29%
NVIDIA Corp.	6.40%
Meta Platforms, Inc., Class A	4.88%
Alphabet, Inc., Class C	4.58%
Alphabet, Inc., Class A	3.33%
Visa, Inc., Class A	2.99%
Broadcom, Inc.	2.91%
UnitedHealth Group, Inc.	2.87%
Average Annual Total Return for the years ended December 31, 2023
Class 1 shares (Inception date: 12/12/97)
	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street Premier Growth Equity V.I.S. Fund	46.28%	18.47%	13.41%	$35,192
S&P 500® Index	26.29%	15.69%	12.03%	$31,149
Russell 1000® Growth Index	42.68%	19.50%	14.86%	$39,972

(a)	Fair Value basis is inclusive of a short-term investment in the State Street Institutional U.S. Government Money Market Fund - Class G Shares.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
State Street Premier Growth Equity V.I.S. Fund	3

State Street Premier Growth Equity V.I.S. Fund
Performance Summary, continued — December 31, 2023 (Unaudited)
Change in Value of a $10,000 Investment
Yearly periods ended December 31

See Notes to Performance beginning on page 1 for further information.
Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the fees or charges that would be associated with variable contracts through which shares of the Fund are offered.
4	State Street Premier Growth Equity V.I.S. Fund

State Street Premier Growth Equity V.I.S. Fund
Understanding Your Fund’s Expenses — December 31, 2023 (Unaudited)
As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2023.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.
	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Beginning Account Value July 1, 2023	$1,000.00	$1,000.00
Ending Account value December 31, 2023	$1,119.70	$1,020.80
Expenses Paid During Period*	$ 4.65	$ 4.43
*	Expenses are equal to the Fund's annualized expense ratio of 0.87%** (for the period July 1, 2023 - December 31, 2023), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year's data.

State Street Premier Growth Equity V.I.S. Fund	5

State Street Premier Growth Equity V.I.S. Fund
Schedule of Investments — December 31, 2023
	Number of Shares	Fair Value
Common Stock - 97.2% †
Apparel Retail - 1.5%
Ross Stores, Inc.	3,421	$ 473,432
Application Software - 4.3%
Adobe, Inc. (a)	1,110	662,226
Salesforce, Inc. (a)	2,706	712,057
		1,374,283
Automobile Manufacturers - 0.8%
Tesla, Inc. (a)(b)	1,047	260,159
Biotechnology - 3.1%
BioMarin Pharmaceutical, Inc. (a)	5,342	515,075
Vertex Pharmaceuticals, Inc. (a)	1,165	474,027
		989,102
Broadline Retail - 7.3%
Amazon.com, Inc. (a)	15,386	2,337,749
Cable & Satellite - 1.0%
Charter Communications, Inc., Class A (a)	863	335,431
Consumer Staples Merchandise Retail - 2.3%
Costco Wholesale Corp.	1,104	728,728
Electrical Components & Equipment - 1.3%
Eaton Corp. PLC	1,722	414,692
Electronic Components - 1.4%
Amphenol Corp., Class A	4,594	455,403
Financial Exchanges & Data - 1.4%
S&P Global, Inc.	1,057	465,630
Healthcare Equipment - 2.3%
Boston Scientific Corp. (a)	5,716	330,442
IDEXX Laboratories, Inc. (a)	762	422,948
		753,390
Industrial Machinery & Supplies & Components - 1.8%
Parker-Hannifin Corp.	1,286	592,460
Interactive Media & Services - 12.8%
Alphabet, Inc., Class C (a)	10,418	1,468,209
Alphabet, Inc., Class A (a)	7,647	1,068,209
Meta Platforms, Inc., Class A (a)	4,420	1,564,503
		4,100,921
Life Sciences Tools & Services - 2.1%
Thermo Fisher Scientific, Inc.	1,284	681,534
	Number of Shares	Fair Value
Managed Healthcare - 2.9%
UnitedHealth Group, Inc.	1,750	$ 921,323
Other Specialty Retail - 0.6%
Chewy, Inc., Class A (a)(b)	8,529	201,540
Pharmaceuticals - 1.8%
AstraZeneca PLC ADR	8,571	577,257
Semiconductor Materials & Equipment - 3.1%
Applied Materials, Inc.	3,291	533,372
ASML Holding N.V.	603	456,423
		989,795
Semiconductors - 9.9%
Broadcom, Inc.	836	933,185
NVIDIA Corp.	4,141	2,050,706
ON Semiconductor Corp. (a)(b)	2,234	186,606
		3,170,497
Soft Drinks & Non-alcoholic Beverages - 1.6%
Monster Beverage Corp. (a)	8,656	498,672
Systems Software - 14.8%
Microsoft Corp.	10,688	4,019,115
ServiceNow, Inc. (a)	1,024	723,446
		4,742,561
Technology Hardware, Storage & Peripherals - 9.7%
Apple, Inc.	16,090	3,097,808
Telecom Tower REITs - 1.7%
American Tower Corp.	2,487	536,894
Trading Companies & Distributors - 2.0%
United Rentals, Inc.	1,106	634,203
Transaction & Payment Processing Services - 5.7%
Mastercard, Inc., Class A	2,008	856,432
Visa, Inc., Class A	3,675	956,786
		1,813,218
Total Common Stock (Cost $13,123,009)		31,146,682

See Notes to Schedule of Investments and Notes to Financial Statements.
6	State Street Premier Growth Equity V.I.S. Fund

State Street Premier Growth Equity V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
Short-Term Investments - 2.8%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 5.36% (b)(c)(d) (Cost $902,796)	902,796	$ 902,796
Total Investments (Cost $14,025,805)		32,049,478
Liabilities in Excess of Other Assets, net - (0.0)%*		(4,762)
NET ASSETS - 100.0%		$ 32,044,716

Other Information:
The Fund had the following long futures contracts open at December 31, 2023:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-mini Index Futures	March 2024	3	$ 696,221	$ 723,000	$ 26,779
During the year ended December 31, 2023, the average notional value related to long futures contracts was $442,093.
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At December 31, 2023, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2023.
*	Less than 0.05%.
Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2023:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$ 31,146,682	$ —	$ —	$ 31,146,682
Short-Term Investments	902,796	—	—	902,796
Total Investments in Securities	$ 32,049,478	$ —	$ —	$ 32,049,478
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$ 26,779	$ —	$ —	$ 26,779
Total Other Financial Instruments	$ 26,779	$ —	$ —	$ 26,779

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Premier Growth Equity V.I.S. Fund	7

State Street Premier Growth Equity V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	500,571	$500,571	$7,013,133	$6,610,908	$—	$—	902,796	$902,796	$36,894
See Notes to Schedule of Investments and Notes to Financial Statements.
8	State Street Premier Growth Equity V.I.S. Fund

State Street Premier Growth Equity V.I.S. Fund
Financial Highlights
Selected data based on a share outstanding throughout the fiscal years indicated
	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Inception date					12/12/97
Net asset value, beginning of period	$ 77.05	$126.76	$122.96	$100.89	$ 82.51
Income/(loss) from investment operations:
Net investment income (loss)(a)	(0.09)	(0.32)	(0.44)	(0.22)	0.03
Net realized and unrealized gains/(losses) on investments	35.75	(38.35)	31.51	34.12	30.84
Total income/(loss) from investment operations	35.66	(38.67)	31.07	33.90	30.87
Less distributions from:
Net investment income	—	—	—	(0.04)	—
Net realized gains	(2.46)	(11.04)	(27.27)	(11.79)	(12.49)
Total distributions	(2.46)	(11.04)	(27.27)	(11.83)	(12.49)
Net asset value, end of period	$110.25	$ 77.05	$126.76	$122.96	$100.89
Total Return(b)	46.28%	(30.43)%	24.97%	33.61%	37.33%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$32,045	$25,498	$41,961	$39,144	$35,502
Ratios to average net assets:
Net expenses	0.91%	0.93%	0.88%	0.89%	0.91%
Gross expenses	0.91%	0.93%	0.88%	0.89%	0.91%
Net investment income (loss)	(0.09)%	(0.31)%	(0.32)%	(0.19)%	0.03%
Portfolio turnover rate	24%	23%	30%	22%	22%
Notes to Financial Highlights
(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	9

State Street Premier Growth Equity V.I.S. Fund
Statement of Assets and Liabilities — December 31, 2023
Assets
Investments in unaffiliated securities, at fair value (cost $13,123,009)	$ 31,146,682
Investments in affiliated securities, at fair value (cost $902,796)	902,796
Net cash collateral on deposit with broker for future contracts	10,277
Income receivables	22,318
Income receivable from affiliated investments	4,477
Receivable for accumulated variation margin on futures contracts	26,786
Other assets	172
Total assets	32,113,508
Liabilities
Payable for fund shares redeemed	4,503
Payable to the Adviser	17,409
Payable for custody, fund accounting and sub-administration fees	3,653
Accrued other expenses	43,227
Total liabilities	68,792

Net Assets	$ 32,044,716
Net Assets Consist of:
Capital paid in	$ 13,520,353
Total distributable earnings (loss)	18,524,363
Net Assets	$ 32,044,716
Shares outstanding ($0.01 par value; unlimited shares authorized)	290,649
Net asset value per share	$ 110.25
The accompanying Notes are an integral part of these financial statements.
10	Statement of Assets and Liabilities

State Street Premier Growth Equity V.I.S. Fund
Statement of Operations — For the year ended December 31, 2023
Investment Income
Income
Dividend	$ 201,324
Income from affiliated investments	36,894
Less: Foreign taxes withheld	(143)
Total income	238,075
Expenses
Advisory and administration fees	188,918
Directors' fees	21,226
Custody, fund accounting and sub-administration fees	21,075
Professional fees	29,070
Other expenses	3,914
Total expenses	264,203
Net investment income (loss)	$ (26,128)
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$ 1,120,529
Futures	33,993
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	9,765,101
Futures	34,995
Net realized and unrealized gain (loss) on investments	10,954,618
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 10,928,490
The accompanying Notes are an integral part of these financial statements.
Statement of Operations	11

State Street Premier Growth Equity V.I.S. Fund
Statements of Changes in Net Assets
	Year Ended December 31, 2023	Year Ended December 31, 2022
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$ (26,128)	$ (98,064)
Net realized gain (loss) on investments and futures	1,154,522	1,629,901
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	9,800,096	(13,722,753)
Net increase (decrease) from operations	10,928,490	(12,190,916)
Distributions to shareholders:
Total distributions	(702,283)	(3,197,147)
Increase (decrease) in assets from operations and distributions	10,226,207	(15,388,063)
Share transactions:
Proceeds from sale of shares	282,062	256,572
Value of distributions reinvested	702,283	3,197,147
Cost of shares redeemed	(4,663,584)	(4,528,893)
Net increase (decrease) from share transactions	(3,679,239)	(1,075,174)
Total increase (decrease) in net assets	6,546,968	(16,463,237)
Net Assets
Beginning of year	25,497,748	41,960,985
End of year	$ 32,044,716	$ 25,497,748
Changes in Fund Shares
Shares sold	2,971	2,585
Issued for distributions reinvested	6,362	41,853
Shares redeemed	(49,598)	(44,556)
Net increase (decrease) in fund shares	(40,265)	(118)
The accompanying Notes are an integral part of these financial statements.
12	Statement of Operations

State Street Premier Growth Equity V.I.S. Fund
Notes to Financial Statements — December 31, 2023
1. Organization of the Company
State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund (the "Fund"), State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act, except for the State Street Premier Growth Equity V.I.S. Fund, which is a non-diversified investment company.
Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.
The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.
Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.
2.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company's Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
Notes to Financial Statements	13

State Street Premier Growth Equity V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2023
•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2023 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
The Fund invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Fund’s policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year-end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.
14	Notes to Financial Statements

State Street Premier Growth Equity V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2023
Distributions The Fund declares and pays any dividends from net investment income annually.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.Derivative Financial Instruments
Futures Contracts The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is shown as Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the fiscal year ended December 31, 2023, the Fund entered into futures contracts for cash equitization.
The following tables summarize the value of the Fund’s derivative instruments as of December 31, 2023 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Premier Growth Equity V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	$ 26,786	$ —	$ 26,786

Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Premier Growth Equity V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	$ 33,993	$ —	$ 33,993

Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Premier Growth Equity V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	$ 34,995	$ —	$ 34,995
Notes to Financial Statements	15

State Street Premier Growth Equity V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2023
4.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.65%.
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.
Other Transactions with Affiliates The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the fiscal year ended December 31, 2023 are disclosed in the Schedule of Investments.
5.Directors' Fees
The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the fiscal year ended December 31, 2023 were as follows:
Non-U.S. Government Securities
Purchases	Sales
$ 6,763,706	$ 11,547,386
7.Income Taxes
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to futures contracts and wash sale loss deferrals.
The tax character of distributions paid during the fiscal year ended December 31, 2023 were as follows:
Ordinary Income	Long-Term Capital Gains	Total
$ —	$ 702,283	$ 702,283
16	Notes to Financial Statements

State Street Premier Growth Equity V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2023
The tax character of distributions paid during the fiscal year ended December 31, 2022 was as follows:
Ordinary Income	Long-Term Capital Gains	Total
$ —	$ 3,197,147	$ 3,197,147
At December 31, 2023, the components of distributable earnings on a tax basis were as follows:
Undistributed Ordinary Income	Tax Exempt Income	Capital Loss Carryforwards	Undistributed long term gain	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
$ 38,076	$ —	$ —	$ 643,784	$ 17,842,503	$ —	$ 18,524,363
As of December 31, 2023, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$ 14,233,753	$ 18,123,160	$ 280,656	$ 17,842,504
8.Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $180 million of a $960 million ($200 million of $1.275 billion prior to October 5, 2023) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2024 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the
New York Fed Bank Rate and the one-month SOFR Rate.
The Fund had no outstanding loans as of December 31, 2023.
9.Risks
Concentration Risk As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Credit Risk The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
Notes to Financial Statements	17

State Street Premier Growth Equity V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2023
10.Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
18	Notes to Financial Statements

State Street Premier Growth Equity V.I.S. Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of State Street Premier Growth Equity V.I.S. Fund and the Board of Directors of State Street Variable Insurance Series Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Premier Growth Equity V.I.S. Fund (the “Fund”) (one of the series constituting State Street Variable Insurance Series Funds, Inc. (the “Company”)), including the schedule of investments, as of December 31, 2023, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Variable Insurance Series Funds, Inc.) at December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 16, 2024
Report of Independent Registered Public Accounting Firm	19

State Street Premier Growth Equity V.I.S. Fund
Other Information — December 31, 2023 (Unaudited)
Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2023.
Dividends Received Deduction
The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Long Term Capital Gain Distributions
Long term capital gains dividends were paid from the Fund during the year ended December 31, 2023 in the amount of $702,283.
Proxy Voting Policies and Procedures and Record
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Adviser to vote proxies relating to the Fund’s portfolios of securities are available (i) without charge, upon request by calling 1-800-242-0134 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Fund voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov and on the Fund's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, a complete Schedule of Investments is filed with the SEC as an exhibit to its reports on Form N-PORT, which can be found on the SEC’s website at www.sec.gov and on the Fund's website at www.ssga.com. The Fund's Schedules of Investments are available upon request, without charge, by calling 1-800-242-0134 (toll free).
20	Other Information

State Street Premier Growth Equity V.I.S. Fund
Other Information, continued — December 31, 2023 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Director and Chairperson of the Board	Term: Indefinite Appointed: 4/16 Elected: 1/19	Associate Justice of the Superior Court, Commonwealth of Massachusetts (2002 – May 2010); Partner, Riley, Burke & Donahue, L.L.P. (law firm) (1985 – 2002); Independent Director, State Street Global Advisors Europe (investment company) (1998 – 2023); Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc) (1998 – 2023); Independent Director, SSGA Fixed Income plc (January 2009 – present); and Independent Director, SSGA Qualified Funds plc (January 2009 – 2019).	54	Board Director and Chairman,
SSGA SPDR ETFs Europe I, plc Board (2011 – March 2023); Board Director and Chairman, SPDR Europe II, plc (2013 – March 2023). Board Director,
State Street Liquidity plc
(1998 – March 2023).

John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1997	Executive, Kleinfeld Bridal Corp. (January 2023 – present); Senior Advisor to NGN Capital LLC (January 2020 – present); Managing General Partner, NGN Capital LLC (2006 – December 2019).	54	Director of Kleinfeld Bridal
Corp. (January 2016 – present);
Trustee of Neuroscience
Research Institute (1986 – 2017); Trustee of Fordham
University (1989 – 1995 and
2001 – 2007) and Trustee
Emeritus (2007 – present);
Trustee and Independent Chairperson of GE Funds (1993 – February 2011); Director, Muscular Dystrophy Association (2019 – present);
Trustee of Gregorian
University Foundation (1992 –
2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 – present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 – present); Trustee, Gallim Dance (December 2021 – present).
Other Information	21

State Street Premier Growth Equity V.I.S. Fund
Other Information, continued — December 31, 2023 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS (continued)

Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Director, Chairperson of the Audit Committee, Vice-Chairperson of the Nominating Committee and Vice Chairperson of the Governance Committee	Term: Indefinite Appointed: 1/12 Elected: 6/16	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	54	Director- Graduate Management Admissions Council (2015 – present); Trustee of Emmanuel College (2010 – 2019).

Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Chairperson of the Valuation Committee	Term: Indefinite Elected: 1/19	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004 – 2016).	54	None.

Margaret McLaughlin c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Director, Vice-Chairperson of the Audit Committee and Vice-Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Appointed: 9/22	Consultant, Bates Group (consultants) (September 2020 – January 2023); Consultant, Madison Dearborn Partners (private equity) (2019 – 2020); General Counsel/CCO, Kramer Van Kirk Credit Strategies L.P./Mariana Systems LLC (Investment Adviser/SaaS Technology) (2011 – 2019).	54	Director, Manning & Napier Fund Inc (2021 – 2022).

George M. Pereira c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1964	Director, Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Indefinite Appointed: 9/22	Chief Operating Officer (January 2011 – September 2020) and Chief Financial Officer (November 2004 – September 2020), Charles Schwab Investment Management.	54	Director, Pave Finance Inc. (May 2023 – present); Director, Pacific Premier Bancorp, Pacific Premier Bank (2021 – present); Director, Charles Schwab Asset Management (Ireland) Ltd., & Charles Schwab Worldwide Funds plc (2005 – 2020); Director, Rotaplast International, Inc. (non-profit providing free medical services to children worldwide) (2012 – 2018).
22	Other Information

State Street Premier Growth Equity V.I.S. Fund
Other Information, continued — December 31, 2023 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS (continued)

Mark E. Swanson c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1963	Director and Vice-Chairperson of the Valuation Committee	Term: Indefinite Appointed: 3/23	Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Funds (“RIF”) (1998 – 2022); Global Head of Fund Services, Russell Investments (2013 – 2022); Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Company (“RIC”) (1998 – 2022); President and Chief Executive Officer, RIF (2016 – 2017 and 2020 – 2022); President and Chief Executive Officer, RIC (2016 – 2017 and 2020 – 2022).	54	Director and
President, Russell
Investments Fund
Services, LLC
(2010 – 2023
Director, Russell
Investment
Management, LLC,
Russell Investments
Trust Company and Russell Investments
Financial Services,
LLC (2010 – 2023).

†	For the purpose of determining the number of portfolios overseen by the Directors, “Fund Complex” comprises registered investment companies for which SSGA FM serves as Adviser.

Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS:
Ann M. Carpenter SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	President and Principal Executive Officer; Deputy Treasurer	Term: Indefinite Served: since 10/12 Term: Indefinite Served: since 5/23	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 – present)*; Managing Director, State Street Global Advisors (April 2005 – present).*

Bruce S. Rosenberg SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Served: since 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).
Other Information	23

State Street Premier Growth Equity V.I.S. Fund
Other Information, continued — December 31, 2023 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS: (continued)

Chad C. Hallett SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Served: since 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present).

Darlene Anderson-Vasquez SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Served: since 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).

Arthur A. Jensen SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Served: since 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present).

David K. Lancaster SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Served: since 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 – present); Assistant Vice President, State Street Bank and Trust Company (November 2011 – July 2017).*

John Bettencourt SSGA Funds Management, Inc. One Iron Street Boston MA 02210 YOB: 1976	Assistant Treasurer	Term: Indefinite Served: since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (March 2020 – present); Assistant Vice President, State Street Global Advisors (June 2007 – March 2020).

Vedran Vukovic SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Treasurer	Term: Indefinite Served: since 2/24	Vice President, State Street Global Advisors (2023 – present); Assistant Vice President, Brown Brothers Harriman & Co. (2011 – 2023).

Brian Harris SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Served: since 6/16 Term: Indefinite Served: since 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 – present).*
24	Other Information

State Street Premier Growth Equity V.I.S. Fund
Other Information, continued — December 31, 2023 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS: (continued)

Andrew J. DeLorme SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1975	Chief Legal Officer	Term: Indefinite Served: since 2/24	Managing Director and Managing Counsel, State Street Global Advisors (March 2023 – present); Counsel, K&L Gates (February 2021 – March 2023); Vice President and Senior Counsel, State Street Global Advisors (August 2014 – February 2021).

David Barr SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Served: since 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 – present); Vice President and Counsel, Eaton Vance Corp. (October 2010 – October 2019).

E. Gerard Maiorana, Jr. SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Secretary	Term: Indefinite Served: Since 5/23	Assistant Vice President, State Street Global Advisors (July 2014 – present).

David Urman SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Served: since 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).

*	Served in various capacities and/or with various affiliated entities during noted time period.
Other Information	25

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Directors
Patrick J. Riley, Chairperson
John R. Costantino
Michael A. Jessee
Margaret McLaughlin
George M. Pereira
Donna M. Rapaccioli
Mark E. Swanson
Officers
Ann M. Carpenter, President and Principal Executive Officer; Deputy Treasurer
Bruce S. Rosenberg, Treasurer and Principal Financial Officer
Chad C. Hallett, Deputy Treasurer
Darlene Anderson-Vasquez, Deputy Treasurer
Arthur A. Jensen, Deputy Treasurer
David Lancaster, Assistant Treasurer
John Bettencourt, Assistant Treasurer
Vedran Vukovic, Assistant Treasurer
Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer, Code of Ethics Compliance Officer
Andrew J. DeLorme, Chief Legal Officer
David Barr, Secretary
E. Gerard Maiorana, Jr., Assistant Secretary
David Urman, Assistant Secretary
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, Massachusetts 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, Massachusetts 02210
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Annual Report
December 31, 2023
State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Annual Report
December 31, 2023

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

[This page intentionally left blank]

State Street Income V.I.S. Fund
Notes to Performance — December 31, 2023 (Unaudited)
The information provided on the performance pages relates to the State Street Income V.I.S. Fund (the “Fund”).
Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.
The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at www.ssga.com for the most recent month-end performance data.
An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.
The Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate pass-throughs), ABS and CMBS (agency and non-agency).
The results shown for the foregoing index assume the reinvestment of net dividends or interest and do not reflect fees, expenses, or taxes. As such, the index returns do not reflect the actual cost of investing in the instruments that comprise the index.
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street Income V.I.S. Fund and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. ("SSGA FM" or the "Adviser") for investment advisory and administrative services.
Notes to Performance	1

State Street Income V.I.S. Fund
Management's Discussion of Fund Performance — December 31, 2023 (Unaudited)
The investment objective of the State Street Income V.I.S. Fund (the “Fund”) is to seek maximum income consistent with prudent investment management and the preservation of capital.The Fund’s benchmark is the Bloomberg U.S. Aggregate Bond Index (the “Index”).
For the 12-month period ended December 31, 2023 (the “Reporting Period”), the total return for the Fund was 4.68% and the total return for the Index was 5.53%.The Fund and Index returns reflect the reinvestment of dividends and other income.The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
On a gross basis, sector allocation and security selection were the primary drivers of the Fund's performance during the Reporting Period relative to the Index, while duration was a detractor of Fund performance during the Reporting Period relative to the Index. A modest allocation over-weights to investment-grade and  high-yield corporate credit, and a modest allocation under-weight to U.S. Treasury securities, explains the Fund’s gross out-performance relative to the Index. Of note is the Fund’s small size and high fee structure.
Our view in the fourth quarter of 2022 was that after an increase in the the U.S. Federal Reserve (the "Fed") Funds rate of 425 basis points during the prior Reporting Period, there was value in fixed income as compared to long-term fair value estimates, both in the form of Treasury rates and credit spreads, and that modest allocation over-weights were  warranted in duration and credit. During the Reporting Period, the Fed raised the Fed Funds rate by an additional 100 basis points. In the first quarter of the Reporting Period several regional banks failed, which caused the Fed to offer emergency liquidity and attractive terms in order to reduce the risk of a sharp decline in deposits and further bank failures.The Fed’s measures proved effective and the sharp decline in rates and widening in credit spreads largely reversed during the second quarter of the Reporting Period. In the fourth quarter of the Reporting Period the U.S. Treasury announced lower than expected  auctions with a shift to shorter maturities, and the Fed signaled additional rate cuts in 2024.These announcements led to a sharp decline in interest rates and credit spreads.The Fund’s modest over-weight to both investment-grade and high-yield credit generated positive excess returns relative to the Index as each sector produced positive excess returns relative to duration-neutral treasury equivalents during the Reporting Period.
The Fund used treasury futures and index credit default swaps in order to actively manage duration and credit spread duration during the Reporting Period.The Fund’s use of index credit default swaps contributed to the Fund's performance relative to the Index, while its use of treasury futures detracted from the Fund's performance.
Security selection in the investment-grade credit allocation generated positive excess returns as our bottom-up fundamental underwriting assisted our portfolio construction process to select higher value securities, while security selection in the commercial mortgage-backed securities allocation detracted from the Fund's performance relative to the Index.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to  update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
2	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Performance Summary — December 31, 2023 (Unaudited)
Sector Allocation
Portfolio composition as a % of Fair Value of $11,013 (in thousands) as of December 31, 2023 (a)(b)
Quality Ratings
as of December 31, 2023 as a % of Fair Value (a)(b)
Moody’s / S&P / Rating*	Percentage of Fair Value
Aaa / AAA	5.15%
Aa / AA	56.95%
A / A	7.43%
Baa / BBB	15.17%
Ba / BB and lower	1.73%
NR / Other	13.57%
100.00%
Average Annual Total Return for the years ended December 31, 2023
(Inception date: 1/3/95)
	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street Income V.I.S. Fund	4.68%	0.46%	1.16%	$11,225
Bloomberg U.S. Aggregate Bond Index	5.53%	1.10%	1.81%	$11,964

(a)	Fair Value basis is inclusive of a short-term investment in the State Street Institutional U.S. Government Money Market Fund - Class G Shares.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
*	Moody’s Investors Services, Inc. (“Moody’s”) and S&P Global Ratings (“S&P”) are nationally recognized statistical rating organizations. The quality ratings represent the lower of Moody’s or S&P credit ratings. When a rating from only one of the rating agencies is available, that rating is used. Securities not rated by Moody’s or S&P are categorized as not rated. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standard of quality. In formulating investment decisions for the Fund, SSGA Funds Management, Inc. (“SSGA FM”) develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.
State Street Income V.I.S. Fund	3

State Street Income V.I.S. Fund
Performance Summary, continued — December 31, 2023 (Unaudited)
Change in Value of a $10,000 Investment
Yearly periods ended December 31

See Notes to Performance beginning on page 1 for further information.
Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the fees or charges that would be associated with variable contracts through which shares of the Fund are offered.
4	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Understanding Your Fund’s Expenses — December 31, 2023 (Unaudited)
As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2023.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Beginning Account Value July 1, 2023	$1,000.00	$1,000.00
Ending Account value December 31, 2023	$1,029.90	$1,018.20
Expenses Paid During Period*	$ 7.06	$ 7.02
*	Expenses are equal to the Fund's annualized net expense ratio of 1.38%** (for the period July 1, 2023 - December 31, 2023), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year's data.

State Street Income V.I.S. Fund	5

State Street Income V.I.S. Fund
Schedule of Investments — December 31, 2023
	Principal Amount	Fair Value
Bonds and Notes - 95.3% †
U.S. Treasuries - 32.8%
U.S. Treasury Bonds
2.25%, 08/15/46 (a)	$ 105,000	$ 74,780
3.00%, 08/15/48 (a)	286,000	233,313
3.88%, 05/15/43 (a)	10,000	9,553
4.13%, 08/15/53 (a)	108,000	109,468
4.38%, 08/15/43 (a)	162,000	165,670
U.S. Treasury Notes
0.25%, 07/31/25 (a)	50,900	47,669
0.75%, 01/31/28 (a)	283,000	249,526
1.63%, 05/15/31 (a)	103,000	88,371
2.75%, 08/15/32 (a)	655,000	600,246
3.50%, 04/30/28 (a)	139,000	136,817
3.88%, 12/31/27 - 08/15/33 (a)	678,100	677,466
4.25%, 10/15/25 (a)	46,000	45,919
4.38%, 08/15/26 (a)	59,000	59,410
4.63%, 10/15/26 - 09/30/30 (a)	720,000	742,002
5.00%, 09/30/25 (a)	87,000	87,894
		3,328,104
Agency Mortgage Backed - 26.4%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/43 - 10/01/49 (a)	288,328	260,699
4.50%, 06/01/33 - 02/01/35 (a)	1,068	1,062
5.00%, 07/01/35 (a)	13,086	13,238
5.50%, 01/01/38 (a)	12,752	13,185
6.00%, 04/01/29 - 11/01/37 (a)	41,446	43,257
6.50%, 02/01/29 (a)	14	15
6.93%, 06/01/26 (a)(b)	60,000	63,406
7.00%, 12/01/29 - 08/01/36 (a)	9,802	10,485
7.50%, 01/01/30 - 09/01/33 (a)	1,326	1,372
8.00%, 11/01/30 (a)	2,148	2,248
8.50%, 04/01/30 (a)	2,216	2,433
Federal National Mortgage Association
2.50%, 03/01/51 (a)	226,466	192,515
3.00%, 03/01/50 (a)	51,949	46,487
3.50%, 08/01/45 - 01/01/48 (a)	103,851	97,347
4.00%, 01/01/41 - 01/01/50 (a)	149,766	144,603
	Principal Amount	Fair Value
4.50%, 07/01/33 - 12/01/48 (a)	$ 61,877	$ 61,493
5.00%, 03/01/34 - 08/01/35 (a)	14,968	15,123
5.50%, 12/01/32 - 01/01/39 (a)	55,192	56,725
6.00%, 02/01/33 - 07/01/35 (a)	63,764	66,539
6.50%, 01/01/29 - 08/01/34 (a)	9,313	9,809
7.00%, 10/01/32 - 02/01/34 (a)	3,966	4,219
7.50%, 12/01/26 - 03/01/33 (a)	4,204	4,356
8.00%, 08/01/25 - 10/01/31 (a)	1,531	1,559
Federal National Mortgage Association 1.60% + 1 year RFUCCT
4.97%, 04/01/37 (a)(c)	530	527
Government National Mortgage Association
3.00%, 12/20/42 - 05/20/45 (a)	239,055	220,036
3.50%, 08/20/48 (a)	42,687	40,268
4.00%, 01/20/41 - 04/20/43 (a)	42,142	41,147
4.50%, 08/15/33 - 03/20/41 (a)	32,293	32,007
6.00%, 04/15/27 - 04/15/34 (a)	37,167	38,636
6.50%, 03/15/24 - 08/15/34 (a)	13,057	13,632
7.00%, 01/15/28 - 10/15/36 (a)	9,609	9,791
Government National Mortgage Association 1.50% + 1 year CMT Rate
2.75%, 12/20/24 (a)(c)	50	50
3.63%, 02/20/26 (a)(c)	48	47
Uniform Mortgage-Backed Security, TBA
2.00%, 01/01/54	297,304	242,955
2.50%, 01/01/54	496,276	422,185
3.00%, 01/01/54	192,464	170,076
3.50%, 01/01/54	68,183	62,499
5.00%, 01/01/54	171,898	170,124
5.50%, 01/01/39	103,139	104,552
		2,680,707

See Notes to Schedule of Investments and Notes to Financial Statements.
6	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Principal Amount	Fair Value
Agency Collateralized Mortgage Obligations - 1.0%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.51%, 07/25/29	$ 55,000	$ 49,974
4.05%, 09/25/28 (c)	31,000	30,556
Federal Home Loan Mortgage Corp. REMICS
5.50%, 06/15/33 (d)	6,445	912
7.50%, 07/15/27 (d)	402	28
Federal Home Loan Mortgage Corp. STRIPS
0.00%, 08/01/27 (e)	60	55
8.00%, 07/01/24 (d)**	16	—
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
0.08%, 09/25/43 (c)(d)	239,629	2,768
Federal National Mortgage Association Interest STRIPS
0.01%, 12/25/34 (e)	5,737	4,717
4.50%, 08/25/35 - 01/25/36 (d)	6,124	801
5.00%, 03/25/38 - 05/25/38 (d)	3,956	626
5.50%, 12/25/33 (d)	1,823	306
6.00%, 01/25/35 (d)	3,260	578
8.00%, 07/25/24 (d)**	30	—
Federal National Mortgage Association REMICS
1.18%, 12/25/42 (c)(d)	11,559	431
5.00%, 09/25/40 (d)	2,672	267
Federal National Mortgage Association REMICS 5.89% + SOFR
0.55%, 07/25/38 (c)(d)	2,336	210
Federal National Mortgage Association REMICS 6.44% + SOFR
1.10%, 11/25/41 (c)(d)	109,157	14,048
		106,277
Corporate Notes - 27.4%
3M Co.
3.13%, 09/19/46 (a)	2,000	1,464
7-Eleven, Inc.
0.95%, 02/10/26 (a)(f)	3,000	2,773
Abbott Laboratories
3.75%, 11/30/26 (a)	4,000	3,947
4.90%, 11/30/46 (a)	6,000	6,152
	Principal Amount	Fair Value
AbbVie, Inc.
2.60%, 11/21/24 (a)	$ 5,000	$ 4,886
2.95%, 11/21/26 (a)	3,000	2,877
3.20%, 05/14/26 - 11/21/29 (a)	8,000	7,547
4.05%, 11/21/39 (a)	3,000	2,713
4.25%, 11/21/49 (a)	2,000	1,785
4.30%, 05/14/36 (a)	3,000	2,876
4.40%, 11/06/42 (a)	2,000	1,857
4.63%, 10/01/42 (a)	2,000	1,897
4.88%, 11/14/48 (a)	3,000	2,934
Advanced Micro Devices, Inc.
4.39%, 06/01/52 (a)	3,000	2,845
AEP Texas, Inc.
3.45%, 05/15/51 (a)	6,000	4,305
AEP Transmission Co. LLC
5.40%, 03/15/53 (a)	3,000	3,125
Aetna, Inc.
3.50%, 11/15/24 (a)	2,000	1,968
Aircastle Ltd.
4.25%, 06/15/26 (a)	3,000	2,902
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/33 (a)	3,000	2,338
2.95%, 03/15/34 (a)	3,000	2,503
3.55%, 03/15/52 (a)	3,000	2,192
4.70%, 07/01/30 (a)	3,000	2,941
Allstate Corp.
4.20%, 12/15/46 (a)	2,000	1,698
Allstate Corp. (8.58% fixed rate until 01/29/24; 3.20% + 3-month Term SOFR)
8.58%, 08/15/53 (a)(c)	9,000	8,970
Ally Financial, Inc.
2.20%, 11/02/28 (a)	3,000	2,566
Altria Group, Inc.
3.40%, 02/04/41 (a)	4,000	2,936
4.00%, 02/04/61 (a)	2,000	1,462
4.25%, 08/09/42 (a)	2,000	1,631
4.45%, 05/06/50 (a)	3,000	2,384
4.50%, 05/02/43 (a)	3,000	2,501
Amazon.com, Inc.
1.50%, 06/03/30 (a)	2,000	1,694
2.50%, 06/03/50 (a)	3,000	1,999
2.70%, 06/03/60 (a)	3,000	1,988
2.88%, 05/12/41 (a)	2,000	1,571
3.15%, 08/22/27 (a)	2,000	1,922
3.25%, 05/12/61 (a)	3,000	2,208
4.05%, 08/22/47 (a)	3,000	2,706

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	7

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Principal Amount	Fair Value
Ameren Corp.
3.65%, 02/15/26 (a)	$ 3,000	$ 2,912
American Electric Power Co., Inc.
2.30%, 03/01/30 (a)	3,000	2,565
3.25%, 03/01/50 (a)	3,000	2,141
American Honda Finance Corp.
5.85%, 10/04/30 (a)	15,000	16,023
American Tower Corp.
1.50%, 01/31/28 (a)	2,000	1,749
2.90%, 01/15/30 (a)	2,000	1,787
3.70%, 10/15/49 (a)	3,000	2,279
3.80%, 08/15/29 (a)	2,000	1,898
American Water Capital Corp.
2.95%, 09/01/27 (a)	8,000	7,562
Amgen, Inc.
2.45%, 02/21/30 (a)	2,000	1,773
3.00%, 01/15/52 (a)	2,000	1,401
3.15%, 02/21/40 (a)	3,000	2,337
5.51%, 03/02/26 (a)	3,000	3,001
5.60%, 03/02/43 (a)	3,000	3,102
5.65%, 03/02/53 (a)	3,000	3,163
5.75%, 03/02/63 (a)	3,000	3,155
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36 (a)	7,000	6,986
4.90%, 02/01/46 (a)	8,000	7,893
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30 (a)	4,000	3,812
4.35%, 06/01/40 (a)	4,000	3,743
4.38%, 04/15/38 (a)	8,000	7,600
4.75%, 04/15/58 (a)	6,000	5,712
5.55%, 01/23/49 (a)	2,000	2,157
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51 (a)	2,000	1,310
Apollo Management Holdings LP
2.65%, 06/05/30 (a)(f)	2,000	1,724
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 year CMT thereafter)
4.95%, 01/14/50 (a)(c)(f)	5,000	4,710
Apple, Inc.
2.20%, 09/11/29 (a)	3,000	2,716
2.65%, 02/08/51 (a)	4,000	2,746
	Principal Amount	Fair Value
2.80%, 02/08/61 (a)	$ 2,000	$ 1,363
2.95%, 09/11/49 (a)	3,000	2,206
3.45%, 02/09/45 (a)	2,000	1,669
3.95%, 08/08/52 (a)	3,000	2,632
4.85%, 05/10/53 (a)	7,000	7,142
Applied Materials, Inc.
4.35%, 04/01/47 (a)	2,000	1,889
Aptiv PLC
4.40%, 10/01/46 (a)	3,000	2,427
ArcelorMittal S.A.
4.55%, 03/11/26 (a)	9,000	8,866
6.80%, 11/29/32 (a)	2,000	2,164
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	2,000	1,904
ARES Capital Corp.
2.88%, 06/15/28 (a)	3,000	2,658
Arthur J Gallagher & Co.
3.50%, 05/20/51 (a)	3,000	2,224
Ascension Health
4.85%, 11/15/53 (a)	7,000	6,778
Astrazeneca Finance LLC
1.75%, 05/28/28 (a)	6,000	5,374
AstraZeneca PLC
3.00%, 05/28/51 (a)	3,000	2,242
4.00%, 01/17/29 (a)	3,000	2,962
4.38%, 08/17/48 (a)	2,000	1,881
AT&T, Inc.
2.75%, 06/01/31 (a)	8,000	7,009
3.65%, 06/01/51 (a)	7,000	5,283
3.85%, 06/01/60 (a)	5,000	3,736
4.35%, 03/01/29 (a)	2,000	1,974
4.50%, 05/15/35 (a)	3,000	2,846
4.55%, 03/09/49 (a)	2,000	1,753
4.75%, 05/15/46 (a)	2,000	1,813
5.40%, 02/15/34 (a)	2,000	2,064
Athene Holding Ltd.
4.13%, 01/12/28 (a)	2,000	1,913
6.15%, 04/03/30 (a)	3,000	3,100
Atmos Energy Corp.
6.20%, 11/15/53 (a)	3,000	3,523
Avangrid, Inc.
3.15%, 12/01/24 (a)	4,000	3,909
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26 (a)	4,000	3,722
Bank of America Corp.
3.25%, 10/21/27 (a)	3,000	2,856
4.18%, 11/25/27 (a)	2,000	1,945
4.25%, 10/22/26 (a)	2,000	1,964

See Notes to Schedule of Investments and Notes to Financial Statements.
8	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Principal Amount	Fair Value
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR thereafter)
2.09%, 06/14/29 (a)(c)	$ 3,000	$ 2,646
Bank of America Corp. (2.97% fixed rate until 07/21/51; 1.56% + SOFR thereafter)
2.97%, 07/21/52 (a)(c)	5,000	3,528
Bank of America Corp. (3.37% fixed rate until 01/23/25; 1.07% + 3-month Term SOFR)
3.37%, 01/23/26 (a)(c)	2,000	1,953
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.77% + 3-month Term SOFR)
3.71%, 04/24/28 (a)(c)	2,000	1,911
Bank of America Corp. (3.85% fixed rate until 03/08/32; 2.00% + 5 year CMT thereafter)
3.85%, 03/08/37 (a)(c)	2,000	1,756
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.45% + 3-month Term SOFR)
3.95%, 01/23/49 (a)(c)	2,000	1,682
Bank of America Corp. (4.30% fixed rate until 01/28/25; 2.93% + 3-month Term SOFR)
4.30%, 01/28/25 (a)(c)	7,000	6,592
Bank of America Corp. (5.29% fixed rate until 04/25/33; 1.91% + SOFR thereafter)
5.29%, 04/25/34 (a)(c)	8,000	8,022
Bank of America Corp. 1.84% + SOFR
5.87%, 09/15/34 (a)(c)	9,000	9,431
Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.39% + 3-month Term SOFR)
4.63%, 09/20/26 (a)(c)	4,000	3,807
Bank of Nova Scotia (8.34% fixed rate until 04/12/24; 2.91% + 3-month Term SOFR)
8.34%, 04/12/24 (a)(c)	8,000	7,271
Barrick North America Finance LLC
5.70%, 05/30/41 (a)	3,000	3,158
	Principal Amount	Fair Value
BAT Capital Corp.
2.73%, 03/25/31 (a)	$ 2,000	$ 1,678
3.73%, 09/25/40 (a)	2,000	1,474
4.39%, 08/15/37 (a)	3,000	2,516
4.54%, 08/15/47 (a)	2,000	1,538
4.91%, 04/02/30 (a)	2,000	1,967
6.42%, 08/02/33 (a)	3,000	3,141
7.08%, 08/02/53 (a)	3,000	3,210
Baxter International, Inc.
1.92%, 02/01/27 (a)	9,000	8,249
2.27%, 12/01/28 (a)	3,000	2,688
3.13%, 12/01/51 (a)	3,000	2,069
3.95%, 04/01/30 (a)	3,000	2,846
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	7,000	6,784
4.67%, 06/06/47 (a)	3,000	2,798
4.69%, 12/15/44 (a)	2,000	1,873
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	2,000	1,900
3.70%, 07/15/30 (a)	3,000	2,842
3.80%, 07/15/48 (a)	3,000	2,380
4.25%, 10/15/50 (a)	2,000	1,697
6.13%, 04/01/36 (a)	3,000	3,251
Berkshire Hathaway Finance Corp.
2.85%, 10/15/50 (a)	4,000	2,807
4.25%, 01/15/49 (a)	2,000	1,869
Berry Global, Inc.
4.88%, 07/15/26 (a)(f)	4,000	3,942
BHP Billiton Finance USA Ltd.
4.90%, 02/28/33 (a)	3,000	3,069
5.25%, 09/08/33 (a)	6,000	6,229
5.50%, 09/08/53 (a)	3,000	3,279
Biogen, Inc.
2.25%, 05/01/30 (a)	3,000	2,561
Block Financial LLC
2.50%, 07/15/28 (a)	3,000	2,675
3.88%, 08/15/30 (a)	3,000	2,744
Boardwalk Pipelines LP
4.80%, 05/03/29 (a)	2,000	1,964
Boeing Co.
2.70%, 02/01/27 (a)	2,000	1,887
2.95%, 02/01/30 (a)	2,000	1,805
3.25%, 03/01/28 (a)	3,000	2,820
3.75%, 02/01/50 (a)	2,000	1,558
5.04%, 05/01/27 (a)	3,000	3,028
5.15%, 05/01/30 (a)	3,000	3,054
5.81%, 05/01/50 (a)	3,000	3,111

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	9

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Principal Amount	Fair Value
Boston Properties LP
3.40%, 06/21/29 (a)	$ 6,000	$ 5,395
BP Capital Markets America, Inc.
3.00%, 02/24/50 (a)	3,000	2,126
3.38%, 02/08/61 (a)	4,000	2,898
4.81%, 02/13/33 (a)	4,000	4,037
BP Capital Markets PLC (4.88% fixed rate until 03/22/30; 4.40% + 5 year CMT thereafter)
4.88%, 03/22/30 (a)(c)	7,000	6,565
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (a)	2,000	1,643
2.35%, 11/13/40 (a)	2,000	1,396
3.20%, 06/15/26 (a)	2,000	1,941
3.40%, 07/26/29 (a)	2,000	1,896
4.13%, 06/15/39 (a)	3,000	2,706
4.25%, 10/26/49 (a)	3,000	2,603
4.55%, 02/20/48 (a)	2,000	1,820
6.25%, 11/15/53 (a)	2,000	2,291
Brixmor Operating Partnership LP
2.25%, 04/01/28 (a)	4,000	3,552
Broadcom, Inc.
3.14%, 11/15/35 (a)(f)	3,000	2,464
3.42%, 04/15/33 (a)(f)	8,000	7,028
3.47%, 04/15/34 (a)(f)	2,000	1,741
4.15%, 11/15/30 (a)	2,000	1,911
4.30%, 11/15/32 (a)	2,000	1,918
Brooklyn Union Gas Co.
4.87%, 08/05/32 (a)(f)	11,000	10,285
Brown-Forman Corp.
4.00%, 04/15/38 (a)	2,000	1,812
Bunge Ltd. Finance Corp.
3.75%, 09/25/27 (a)	3,000	2,892
Burlington Northern Santa Fe LLC
4.15%, 12/15/48 (a)	2,000	1,762
4.55%, 09/01/44 (a)	3,000	2,800
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	3,000	2,914
4.95%, 06/01/47 (a)	2,000	1,816
Canadian Pacific Railway Co.
1.75%, 12/02/26 (a)	3,000	2,769
3.50%, 05/01/50 (a)	3,000	2,301
Cantor Fitzgerald LP
4.88%, 05/01/24 (a)(f)	3,000	2,965
	Principal Amount	Fair Value
Capital One Financial Corp.
3.75%, 07/28/26 (a)	$ 3,000	$ 2,874
Cardinal Health, Inc.
3.08%, 06/15/24 (a)	2,000	1,976
Carlisle Cos., Inc.
2.20%, 03/01/32 (a)	3,000	2,433
Carrier Global Corp.
2.72%, 02/15/30 (a)	3,000	2,686
3.58%, 04/05/50 (a)	2,000	1,568
Caterpillar, Inc.
3.25%, 09/19/49 - 04/09/50 (a)	6,000	4,753
Cenovus Energy, Inc.
2.65%, 01/15/32 (a)	3,000	2,489
3.75%, 02/15/52 (a)	3,000	2,212
Centene Corp.
3.00%, 10/15/30 (a)	3,000	2,611
3.38%, 02/15/30 (a)	12,000	10,768
4.25%, 12/15/27 (a)	18,000	17,385
CenterPoint Energy, Inc.
2.65%, 06/01/31 (a)	3,000	2,567
Charles Schwab Corp.
2.45%, 03/03/27 (a)	29,000	26,998
Charles Schwab Corp. 2.01% + SOFR
6.14%, 08/24/34 (a)(c)	6,000	6,336
Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 year CMT thereafter)
4.00%, 12/01/30 (a)(c)	8,000	6,340
Charles Schwab Corp. (5.64% fixed rate until 05/19/28; 2.21% + SOFR thereafter)
5.64%, 05/19/29 (a)(c)	10,000	10,267
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41 (a)	2,000	1,414
3.70%, 04/01/51 (a)	13,000	8,467
4.80%, 03/01/50 (a)	3,000	2,335
5.05%, 03/30/29 (a)	4,000	3,961
5.75%, 04/01/48 (a)	3,000	2,667
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (a)	3,000	3,007
Cheniere Energy Partners LP
4.50%, 10/01/29 (a)	7,000	6,687

See Notes to Schedule of Investments and Notes to Financial Statements.
10	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Principal Amount	Fair Value
Chevron USA, Inc.
3.85%, 01/15/28 (a)	$ 2,000	$ 1,974
3.90%, 11/15/24 (a)	2,000	1,982
Chubb INA Holdings, Inc.
4.35%, 11/03/45 (a)	2,000	1,880
Church & Dwight Co., Inc.
2.30%, 12/15/31 (a)	3,000	2,547
Cigna Group
2.40%, 03/15/30 (a)	3,000	2,628
3.25%, 04/15/25 (a)	5,000	4,880
3.40%, 03/01/27 (a)	5,000	4,819
4.13%, 11/15/25 (a)	3,000	2,963
4.38%, 10/15/28 (a)	3,000	2,976
Cisco Systems, Inc.
5.90%, 02/15/39 (a)	3,000	3,331
Citigroup, Inc.
4.45%, 09/29/27 (a)	3,000	2,931
4.65%, 07/23/48 (a)	9,000	8,327
Citigroup, Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%, 11/05/30 (a)(c)	6,000	5,349
Citigroup, Inc. (3.88% fixed rate until 01/24/38; 1.43% + 3-month Term SOFR)
3.88%, 01/24/39 (a)(c)	6,000	5,180
Citigroup, Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR thereafter)
4.70%, 01/30/25 (a)(c)	6,000	5,591
Citigroup, Inc. (6.17% fixed rate until 05/25/33; 2.66% + SOFR thereafter)
6.17%, 05/25/34 (a)(c)	4,000	4,149
Cleveland Electric Illuminating Co.
4.55%, 11/15/30 (a)(f)	4,000	3,796
Clorox Co.
1.80%, 05/15/30 (a)	2,000	1,670
CME Group, Inc.
3.75%, 06/15/28 (a)	2,000	1,957
CMS Energy Corp.
4.88%, 03/01/44 (a)	5,000	4,752
Coca-Cola Co.
2.60%, 06/01/50 (a)	3,000	2,068
2.75%, 06/01/60 (a)	3,000	2,080
Comcast Corp.
2.80%, 01/15/51 (a)	3,000	2,000
2.94%, 11/01/56 (a)	3,000	1,977
2.99%, 11/01/63 (a)	3,000	1,938
	Principal Amount	Fair Value
3.20%, 07/15/36 (a)	$ 3,000	$ 2,524
3.25%, 11/01/39 (a)	3,000	2,437
3.97%, 11/01/47 (a)	3,000	2,522
4.15%, 10/15/28 (a)	3,000	2,958
CommonSpirit Health
4.35%, 11/01/42 (a)	16,000	13,891
Conagra Brands, Inc.
5.30%, 11/01/38 (a)	3,000	2,934
5.40%, 11/01/48 (a)	2,000	1,937
ConocoPhillips Co.
4.30%, 11/15/44 (a)	2,000	1,792
5.55%, 03/15/54 (a)	3,000	3,193
5.70%, 09/15/63 (a)	3,000	3,246
Consolidated Edison Co. of New York, Inc.
3.35%, 04/01/30 (a)	3,000	2,801
3.88%, 06/15/47 (a)	2,000	1,626
3.95%, 04/01/50 (a)	3,000	2,511
Constellation Brands, Inc.
3.15%, 08/01/29 (a)	2,000	1,860
3.70%, 12/06/26 (a)	2,000	1,950
4.50%, 05/09/47 (a)	2,000	1,782
Constellation Energy Generation LLC
6.50%, 10/01/53 (a)	3,000	3,390
Continental Resources, Inc.
2.88%, 04/01/32 (a)(f)	3,000	2,434
3.80%, 06/01/24 (a)	8,000	7,929
Corebridge Financial, Inc.
3.90%, 04/05/32 (a)	13,000	11,777
Corning, Inc.
4.38%, 11/15/57 (a)	2,000	1,748
Corporate Office Properties LP
2.00%, 01/15/29 (a)	5,000	4,152
2.25%, 03/15/26 (a)	3,000	2,801
2.75%, 04/15/31 (a)	3,000	2,444
Crown Castle, Inc.
2.90%, 03/15/27 (a)	6,000	5,616
4.15%, 07/01/50 (a)	3,000	2,429
5.20%, 02/15/49 (a)	2,000	1,891
CSL Finance PLC
4.25%, 04/27/32 (a)(f)	4,000	3,893
CSX Corp.
4.50%, 03/15/49 - 08/01/54 (a)	8,000	7,376
CubeSmart LP
2.50%, 02/15/32 (a)	3,000	2,493
4.38%, 02/15/29 (a)	3,000	2,912

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	11

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Principal Amount	Fair Value
CVS Health Corp.
3.00%, 08/15/26 (a)	$ 2,000	$ 1,913
3.25%, 08/15/29 (a)	3,000	2,793
3.63%, 04/01/27 (a)	3,000	2,909
3.75%, 04/01/30 (a)	3,000	2,828
4.25%, 04/01/50 (a)	3,000	2,509
4.78%, 03/25/38 (a)	3,000	2,836
5.00%, 12/01/24 (a)	4,000	3,975
5.13%, 07/20/45 (a)	2,000	1,895
5.30%, 06/01/33 - 12/05/43 (a)	5,000	5,017
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (a)	2,000	1,980
6.02%, 06/15/26 (a)	2,000	2,047
DH Europe Finance II SARL
2.60%, 11/15/29 (a)	2,000	1,810
3.25%, 11/15/39 (a)	3,000	2,490
3.40%, 11/15/49 (a)	3,000	2,374
Diamondback Energy, Inc.
3.13%, 03/24/31 (a)	2,000	1,780
3.50%, 12/01/29 (a)	3,000	2,788
4.40%, 03/24/51 (a)	3,000	2,494
Digital Realty Trust LP
3.60%, 07/01/29 (a)	4,000	3,759
Discovery Communications LLC
3.95%, 03/20/28 (a)	2,000	1,905
4.95%, 05/15/42 (a)	2,000	1,634
5.00%, 09/20/37 (a)	3,000	2,690
Dollar General Corp.
3.50%, 04/03/30 (a)	2,000	1,843
4.13%, 04/03/50 (a)	2,000	1,586
Dollar Tree, Inc.
4.00%, 05/15/25 (a)	3,000	2,947
Dominion Energy, Inc.
3.07%, 08/15/24 (a)(b)	4,000	3,931
3.38%, 04/01/30 (a)	4,000	3,686
Dover Corp.
2.95%, 11/04/29 (a)	3,000	2,715
Dow Chemical Co.
2.10%, 11/15/30 (a)	3,000	2,569
3.60%, 11/15/50 (a)	3,000	2,320
4.25%, 10/01/34 (a)	3,000	2,873
6.30%, 03/15/33 (a)	3,000	3,310
DTE Energy Co.
2.85%, 10/01/26 (a)	7,000	6,617
Duke Energy Carolinas LLC
3.95%, 03/15/48 (a)	3,000	2,482
	Principal Amount	Fair Value
Duke Energy Corp.
2.55%, 06/15/31 (a)	$ 4,000	$ 3,413
3.30%, 06/15/41 (a)	5,000	3,835
3.50%, 06/15/51 (a)	5,000	3,679
3.75%, 09/01/46 (a)	3,000	2,323
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 year CMT thereafter)
4.88%, 09/16/24 (a)(c)	9,000	8,877
Duke Energy Progress LLC
4.15%, 12/01/44 (a)	9,000	7,685
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (a)(f)	5,000	4,664
Eastman Chemical Co.
4.65%, 10/15/44 (a)	2,000	1,764
Eaton Corp.
3.10%, 09/15/27 (a)	2,000	1,915
Edison International
4.95%, 04/15/25 (a)	8,000	7,946
EIDP, Inc.
2.30%, 07/15/30 (a)	2,000	1,752
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	3,000	2,504
Elevance Health, Inc.
2.88%, 09/15/29 (a)	3,000	2,751
3.60%, 03/15/51 (a)	3,000	2,356
3.70%, 09/15/49 (a)	3,000	2,383
Emera U.S. Finance LP
2.64%, 06/15/31 (a)	6,000	4,922
Emerson Electric Co.
1.80%, 10/15/27 (a)	2,000	1,826
2.75%, 10/15/50 (a)	2,000	1,371
Enbridge Energy Partners LP
5.50%, 09/15/40 (a)	2,000	1,969
Enbridge, Inc.
1.60%, 10/04/26 (a)	3,000	2,747
Enbridge, Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 year CMT thereafter)
5.75%, 07/15/80 (a)(c)	9,000	8,280
Energy Transfer LP
4.50%, 04/15/24 (a)	2,000	1,992
4.95%, 06/15/28 (a)	4,000	3,991
5.30%, 04/01/44 - 04/15/47 (a)	5,000	4,608
5.35%, 05/15/45 (a)	2,000	1,858
5.75%, 02/15/33 (a)	3,000	3,100
6.10%, 12/01/28 (a)	8,000	8,422
6.40%, 12/01/30 (a)	3,000	3,209

See Notes to Schedule of Investments and Notes to Financial Statements.
12	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Principal Amount	Fair Value
6.50%, 02/01/42 (a)	$ 2,000	$ 2,116
Energy Transfer LP (6.75% fixed rate until 05/15/25; 5.13% + 5 year CMT thereafter)
6.75%, 05/15/25 (a)(c)	19,000	18,217
Enterprise Products Operating LLC
4.25%, 02/15/48 (a)	6,000	5,279
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.30% + 3-month Term SOFR)
5.25%, 08/16/77 (a)(c)	3,000	2,881
EOG Resources, Inc.
4.95%, 04/15/50 (a)	3,000	2,956
5.10%, 01/15/36 (a)	2,000	1,963
Equinix, Inc.
1.25%, 07/15/25 (a)	3,000	2,825
2.15%, 07/15/30 (a)	2,000	1,699
Equinor ASA
3.25%, 11/18/49 (a)	4,000	3,031
ERP Operating LP
4.50%, 07/01/44 (a)	8,000	7,098
Estee Lauder Cos., Inc.
2.38%, 12/01/29 (a)	3,000	2,672
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/52 (a)	3,000	2,058
Eversource Energy
3.45%, 01/15/50 (a)	3,000	2,169
Exelon Corp.
4.05%, 04/15/30 (a)	3,000	2,867
4.45%, 04/15/46 (a)	3,000	2,609
4.70%, 04/15/50 (a)	2,000	1,807
Extra Space Storage LP
2.20%, 10/15/30 (a)	4,000	3,329
5.90%, 01/15/31 (a)	5,000	5,225
Exxon Mobil Corp.
2.61%, 10/15/30 (a)	2,000	1,787
3.45%, 04/15/51 (a)	2,000	1,574
FedEx Corp.
4.10%, 02/01/45 (a)	4,000	3,374
Fidelity National Information Services, Inc.
1.15%, 03/01/26 (a)	2,000	1,849
1.65%, 03/01/28 (a)	3,000	2,675
FirstEnergy Transmission LLC
4.55%, 04/01/49 (a)(f)	5,000	4,328
	Principal Amount	Fair Value
Fiserv, Inc.
3.50%, 07/01/29 (a)	$ 3,000	$ 2,825
4.40%, 07/01/49 (a)	3,000	2,650
Florida Power & Light Co.
2.85%, 04/01/25 (a)	5,000	4,881
4.13%, 02/01/42 (a)	6,000	5,404
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	3,000	2,524
Flowserve Corp.
2.80%, 01/15/32 (a)	3,000	2,485
Freeport-McMoRan, Inc.
4.25%, 03/01/30 (a)	3,000	2,818
GA Global Funding Trust
1.63%, 01/15/26 (a)(f)	3,000	2,759
General Dynamics Corp.
4.25%, 04/01/50 (a)	3,000	2,786
General Mills, Inc.
3.00%, 02/01/51 (a)	3,000	2,092
General Motors Co.
5.20%, 04/01/45 (a)	3,000	2,705
5.40%, 04/01/48 (a)	2,000	1,833
6.13%, 10/01/25 (a)	2,000	2,026
6.80%, 10/01/27 (a)	3,000	3,182
General Motors Financial Co., Inc.
1.25%, 01/08/26 (a)	2,000	1,851
2.35%, 01/08/31 (a)	2,000	1,654
5.25%, 03/01/26 (a)	8,000	8,007
5.85%, 04/06/30 (a)	13,000	13,416
6.10%, 01/07/34 (a)	11,000	11,312
Genuine Parts Co.
2.75%, 02/01/32 (a)	3,000	2,510
George Washington University
4.13%, 09/15/48 (a)	8,000	7,128
Georgia-Pacific LLC
1.75%, 09/30/25 (a)(f)	2,000	1,893
3.60%, 03/01/25 (a)(f)	9,000	8,843
Gilead Sciences, Inc.
2.60%, 10/01/40 (a)	2,000	1,473
3.50%, 02/01/25 (a)	2,000	1,969
3.65%, 03/01/26 (a)	2,000	1,960
4.15%, 03/01/47 (a)	3,000	2,617
4.60%, 09/01/35 (a)	3,000	2,968
5.25%, 10/15/33 (a)	3,000	3,131
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	3,000	2,891
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/25 (a)	4,000	3,934

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	13

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Principal Amount	Fair Value
Glencore Funding LLC
3.88%, 04/27/51 (a)(f)	$ 2,000	$ 1,546
Goldman Sachs Group, Inc.
3.85%, 01/26/27 (a)	2,000	1,947
4.25%, 10/21/25 (a)	2,000	1,963
5.15%, 05/22/45 (a)	3,000	2,902
Goldman Sachs Group, Inc. (2.38% fixed rate until 07/21/31; 1.25% + SOFR thereafter)
2.38%, 07/21/32 (a)(c)	4,000	3,289
Goldman Sachs Group, Inc. (2.91% fixed rate until 07/21/41; 1.47% + SOFR thereafter)
2.91%, 07/21/42 (a)(c)	4,000	2,923
Goldman Sachs Group, Inc. (3.21% fixed rate until 04/22/41; 1.51% + SOFR thereafter)
3.21%, 04/22/42 (a)(c)	4,000	3,061
Goldman Sachs Group, Inc. (3.44% fixed rate until 02/24/42; 1.63% + SOFR thereafter)
3.44%, 02/24/43 (a)(c)	6,000	4,696
Goldman Sachs Group, Inc. (3.81% fixed rate until 04/23/28; 1.42% + 3-month Term SOFR)
3.81%, 04/23/29 (a)(c)	2,000	1,900
Goldman Sachs Group, Inc. (4.02% fixed rate until 10/31/37; 1.64% + 3-month Term SOFR)
4.02%, 10/31/38 (a)(c)	2,000	1,746
Goldman Sachs Group, Inc. (4.22% fixed rate until 05/01/28; 1.56% + 3-month Term SOFR)
4.22%, 05/01/29 (a)(c)	2,000	1,934
Graphic Packaging International LLC
1.51%, 04/15/26 (a)(f)	6,000	5,457
Gray Oak Pipeline LLC
2.60%, 10/15/25 (a)(f)	4,000	3,794
Halliburton Co.
5.00%, 11/15/45 (a)	2,000	1,939
	Principal Amount	Fair Value
Hartford Financial Services Group, Inc. (7.77% fixed rate until 01/29/24; 2.39% + 3-month Term SOFR)
7.77%, 02/12/67 (a)(c)(f)	$ 2,000	$ 1,723
HCA, Inc.
3.13%, 03/15/27 (a)	8,000	7,585
3.50%, 09/01/30 (a)	3,000	2,721
3.63%, 03/15/32 (a)	3,000	2,684
4.63%, 03/15/52 (a)	2,000	1,707
5.38%, 02/01/25 (a)	21,000	20,991
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/30 (a)(f)	3,000	2,559
3.20%, 06/01/50 (a)(f)	2,000	1,420
Healthcare Realty Holdings LP
2.00%, 03/15/31 (a)	3,000	2,410
Helmerich & Payne, Inc.
2.90%, 09/29/31 (a)	3,000	2,518
Hess Corp.
5.60%, 02/15/41	2,000	2,101
5.80%, 04/01/47 (a)	2,000	2,157
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 (a)	3,000	3,240
Highwoods Realty LP
4.13%, 03/15/28 (a)	3,000	2,761
4.20%, 04/15/29 (a)	2,000	1,815
Home Depot, Inc.
2.70%, 04/15/30 (a)	2,000	1,830
3.35%, 04/15/50 (a)	3,000	2,332
3.50%, 09/15/56 (a)	3,000	2,361
3.90%, 12/06/28 (a)	2,000	1,971
4.50%, 12/06/48 (a)	2,000	1,890
Honeywell International, Inc.
1.75%, 09/01/31 (a)	3,000	2,504
2.70%, 08/15/29 (a)	2,000	1,849
Hormel Foods Corp.
1.80%, 06/11/30 (a)	3,000	2,552
Humana, Inc.
1.35%, 02/03/27 (a)	3,000	2,708
2.15%, 02/03/32 (a)	3,000	2,470
Huntington Bancshares, Inc.
2.55%, 02/04/30 (a)	3,000	2,568
Hyundai Capital America
1.30%, 01/08/26 (a)(f)	4,000	3,693
Indiana Michigan Power Co.
3.25%, 05/01/51 (a)	3,000	2,141
Ingersoll Rand, Inc.
5.70%, 08/14/33 (a)	3,000	3,174

See Notes to Schedule of Investments and Notes to Financial Statements.
14	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Principal Amount	Fair Value
Ingredion, Inc.
3.90%, 06/01/50 (a)	$ 2,000	$ 1,481
Intel Corp.
2.00%, 08/12/31 (a)	2,000	1,691
2.45%, 11/15/29 (a)	4,000	3,602
2.80%, 08/12/41 (a)	3,000	2,252
3.10%, 02/15/60 (a)	3,000	2,071
5.63%, 02/10/43 (a)	3,000	3,214
5.70%, 02/10/53 (a)	3,000	3,246
5.90%, 02/10/63 (a)	3,000	3,343
Intercontinental Exchange, Inc.
1.85%, 09/15/32 (a)	2,000	1,605
2.65%, 09/15/40 (a)	2,000	1,493
Interstate Power & Light Co.
3.40%, 08/15/25 (a)	8,000	7,772
Intuit, Inc.
5.50%, 09/15/53 (a)	3,000	3,292
ITC Holdings Corp.
2.95%, 05/14/30 (a)(f)	4,000	3,523
J M Smucker Co.
6.50%, 11/15/43 - 11/15/53 (a)	6,000	6,811
Jabil, Inc.
3.95%, 01/12/28 (a)	2,000	1,907
4.25%, 05/15/27 (a)	6,000	5,846
Jacobs Engineering Group, Inc.
5.90%, 03/01/33 (a)	13,000	13,273
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.13%, 02/01/28 (a)	6,000	5,961
5.75%, 04/01/33 (a)	3,000	2,964
Jefferies Financial Group, Inc.
5.88%, 07/21/28 (a)	8,000	8,204
John Deere Capital Corp.
2.45%, 01/09/30 (a)	9,000	8,119
5.15%, 09/08/33 (a)	17,000	17,901
Johnson & Johnson
3.63%, 03/03/37 (a)	3,000	2,768
Johnson Controls International PLC
4.50%, 02/15/47 (a)	3,000	2,689
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + 3-month Term SOFR)
2.96%, 05/13/31 (a)(c)	3,000	2,639
	Principal Amount	Fair Value
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + SOFR thereafter)
3.16%, 04/22/42 (a)(c)	$ 2,000	$ 1,552
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.62% + 3-month Term SOFR)
3.88%, 07/24/38 (a)(c)	2,000	1,773
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.48% + 3-month Term SOFR)
3.90%, 01/23/49 (a)(c)	10,000	8,321
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.38% + 3-month Term SOFR)
4.01%, 04/23/29 (a)(c)	2,000	1,925
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.72% + 3-month Term SOFR)
4.03%, 07/24/48 (a)(c)	3,000	2,558
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + 3-month Term SOFR)
4.49%, 03/24/31 (a)(c)	2,000	1,951
JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + 3-month Term SOFR)
4.60%, 02/01/25 (a)(c)	6,000	5,780
Kaiser Foundation Hospitals
3.00%, 06/01/51 (a)	4,000	2,854
Kenvue, Inc.
4.90%, 03/22/33 (a)	9,000	9,269
5.05%, 03/22/53 (a)	2,000	2,069
Keurig Dr Pepper, Inc.
3.20%, 05/01/30 (a)	3,000	2,758
3.80%, 05/01/50 (a)	2,000	1,623
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (a)	2,000	1,718
5.00%, 03/01/43 (a)	2,000	1,791
6.38%, 03/01/41 (a)	3,000	3,081
Kinder Morgan, Inc.
1.75%, 11/15/26 (a)	6,000	5,520
5.05%, 02/15/46 (a)	8,000	7,160
5.20%, 06/01/33 (a)	3,000	2,984

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	15

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Principal Amount	Fair Value
KLA Corp.
3.30%, 03/01/50 (a)	$ 3,000	$ 2,293
Kraft Heinz Foods Co.
5.20%, 07/15/45 (a)	2,000	1,960
L3Harris Technologies, Inc.
3.85%, 12/15/26 (a)	2,000	1,961
Lear Corp.
4.25%, 05/15/29 (a)	3,000	2,886
Leidos, Inc.
3.63%, 05/15/25 (a)	3,000	2,926
4.38%, 05/15/30 (a)	3,000	2,870
5.75%, 03/15/33 (a)	3,000	3,122
Liberty Mutual Group, Inc.
3.95%, 05/15/60 (a)(f)	3,000	2,169
Lincoln National Corp.
4.35%, 03/01/48 (a)	4,000	3,196
Lockheed Martin Corp.
4.50%, 05/15/36 (a)	3,000	2,971
Lowe's Cos., Inc.
1.30%, 04/15/28 (a)	3,000	2,636
1.70%, 09/15/28 - 10/15/30 (a)	6,000	5,148
3.00%, 10/15/50 (a)	3,000	2,043
4.05%, 05/03/47 (a)	2,000	1,650
5.63%, 04/15/53 (a)	2,000	2,108
LYB International Finance III LLC
3.63%, 04/01/51 (a)	3,000	2,190
Masco Corp.
3.50%, 11/15/27 (a)	2,000	1,899
McCormick & Co., Inc.
1.85%, 02/15/31 (a)	3,000	2,468
3.25%, 11/15/25 (a)	5,000	4,833
McDonald's Corp.
3.60%, 07/01/30 (a)	7,000	6,644
3.63%, 09/01/49 (a)	3,000	2,411
4.88%, 12/09/45 (a)	7,000	6,900
Medtronic Global Holdings SCA
4.50%, 03/30/33 (a)	16,000	16,001
Medtronic, Inc.
4.63%, 03/15/45 (a)	2,000	1,948
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52 (a)	7,000	6,131
Merck & Co., Inc.
1.90%, 12/10/28 (a)	8,000	7,204
2.45%, 06/24/50 (a)	3,000	1,981
2.75%, 12/10/51 (a)	3,000	2,067
4.00%, 03/07/49 (a)	2,000	1,767
	Principal Amount	Fair Value
4.50%, 05/17/33 (a)	$ 4,000	$ 4,029
5.00%, 05/17/53 (a)	3,000	3,089
Meta Platforms, Inc.
3.85%, 08/15/32 (a)	4,000	3,804
4.45%, 08/15/52 (a)	2,000	1,840
MetLife, Inc.
4.72%, 12/15/44 (a)	4,000	3,760
Micron Technology, Inc.
3.37%, 11/01/41 (a)	3,000	2,253
3.48%, 11/01/51 (a)	3,000	2,189
Microsoft Corp.
2.40%, 08/08/26 (a)	2,000	1,909
2.68%, 06/01/60 (a)	3,000	2,014
2.92%, 03/17/52 (a)	3,000	2,210
3.45%, 08/08/36 (a)	3,000	2,759
3.50%, 02/12/35 (a)	3,000	2,844
Mid-America Apartments LP
2.88%, 09/15/51 (a)	5,000	3,279
Molson Coors Beverage Co.
4.20%, 07/15/46 (a)	2,000	1,707
Morgan Stanley
3.97%, 07/22/38 (a)(c)	7,000	6,137
Morgan Stanley (1.51% fixed rate until 07/20/26; 0.86% + SOFR thereafter)
1.51%, 07/20/27 (a)(c)	6,000	5,482
Morgan Stanley (2.48% fixed rate until 09/16/31; 1.36% + SOFR thereafter)
2.48%, 09/16/36 (a)(c)	10,000	7,938
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80%, 01/25/52 (a)(c)	11,000	7,338
MPLX LP
2.65%, 08/15/30 (a)	3,000	2,592
Mylan, Inc.
5.20%, 04/15/48 (a)	3,000	2,487
Nevada Power Co.
6.00%, 03/15/54 (a)	3,000	3,292
Newmont Corp.
4.88%, 03/15/42 (a)	3,000	2,923
NextEra Energy Capital Holdings, Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3-month USD LIBOR thereafter)
5.65%, 05/01/79 (a)(c)	3,000	2,810
NGPL PipeCo LLC
3.25%, 07/15/31 (a)(f)	4,000	3,470

See Notes to Schedule of Investments and Notes to Financial Statements.
16	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Principal Amount	Fair Value
NIKE, Inc.
3.38%, 03/27/50 (a)	$ 2,000	$ 1,639
NiSource, Inc.
3.60%, 05/01/30 (a)	3,000	2,799
3.95%, 03/30/48 (a)	2,000	1,620
5.25%, 03/30/28 (a)	20,000	20,425
NNN REIT, Inc.
4.00%, 11/15/25 (a)	2,000	1,959
Norfolk Southern Corp.
3.95%, 10/01/42 (a)	2,000	1,708
Northern Trust Corp.
6.13%, 11/02/32 (a)	3,000	3,221
Northwestern Mutual Life Insurance Co.
3.45%, 03/30/51 (a)(f)	8,000	5,990
NOV, Inc.
3.60%, 12/01/29 (a)	3,000	2,774
Novant Health, Inc.
3.32%, 11/01/61 (a)	4,000	2,694
Novartis Capital Corp.
2.20%, 08/14/30 (a)	2,000	1,761
3.00%, 11/20/25 (a)	3,000	2,919
Nutrien Ltd.
4.90%, 03/27/28 - 06/01/43 (a)	10,000	9,958
NVIDIA Corp.
2.85%, 04/01/30 (a)	2,000	1,850
3.50%, 04/01/50 (a)	2,000	1,671
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 11/30/51 (a)	5,000	3,579
Occidental Petroleum Corp.
6.13%, 01/01/31 (a)	6,000	6,241
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (a)	3,000	2,739
Oncor Electric Delivery Co. LLC
3.80%, 09/30/47 (a)	2,000	1,614
ONEOK, Inc.
4.35%, 03/15/29 (a)	2,000	1,943
5.80%, 11/01/30 (a)	20,000	20,811
6.10%, 11/15/32 (a)	3,000	3,188
6.63%, 09/01/53 (a)	4,000	4,485
Oracle Corp.
2.95%, 04/01/30 (a)	7,000	6,318
3.60%, 04/01/50 (a)	2,000	1,481
3.65%, 03/25/41 (a)	3,000	2,385
3.80%, 11/15/37 (a)	3,000	2,553
3.95%, 03/25/51 (a)	3,000	2,358
	Principal Amount	Fair Value
4.00%, 07/15/46 - 11/15/47 (a)	$ 5,000	$ 3,996
4.10%, 03/25/61 (a)	3,000	2,292
5.55%, 02/06/53 (a)	3,000	3,005
6.15%, 11/09/29 (a)	6,000	6,450
6.90%, 11/09/52 (a)	3,000	3,516
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	3,000	2,887
2.57%, 02/15/30 (a)	3,000	2,671
3.36%, 02/15/50 (a)	3,000	2,326
Owens Corning
3.88%, 06/01/30 (a)	8,000	7,518
4.40%, 01/30/48 (a)	3,000	2,612
Pacific Gas & Electric Co.
2.10%, 08/01/27 (a)	3,000	2,705
2.50%, 02/01/31 (a)	2,000	1,652
3.00%, 06/15/28 (a)	3,000	2,734
3.30%, 08/01/40 (a)	2,000	1,466
3.50%, 08/01/50 (a)	3,000	2,079
4.30%, 03/15/45 (a)	4,000	3,128
PacifiCorp
2.70%, 09/15/30 (a)	3,000	2,595
2.90%, 06/15/52 (a)	6,000	3,863
6.25%, 10/15/37 (a)	2,000	2,145
Paramount Global
2.90%, 01/15/27 (a)	2,000	1,853
3.70%, 06/01/28 (a)	2,000	1,847
5.25%, 04/01/44 (a)	3,000	2,455
Parker-Hannifin Corp.
3.25%, 06/14/29 (a)	3,000	2,824
4.50%, 09/15/29 (a)	3,000	3,010
Patterson-UTI Energy, Inc.
7.15%, 10/01/33 (a)	3,000	3,180
PayPal Holdings, Inc.
2.65%, 10/01/26 (a)	2,000	1,900
3.25%, 06/01/50 (a)	2,000	1,500
PepsiCo, Inc.
1.63%, 05/01/30 (a)	3,000	2,557
2.75%, 10/21/51 (a)	3,000	2,134
Petroleos Mexicanos
5.35%, 02/12/28 (a)	10,000	8,667
6.70%, 02/16/32 (a)	10,000	8,293
7.69%, 01/23/50 (a)	10,000	7,123
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/28 (a)	12,000	12,002
4.75%, 05/19/33 (a)	5,000	5,009
Pfizer, Inc.
2.70%, 05/28/50 (a)	4,000	2,785

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	17

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Principal Amount	Fair Value
3.90%, 03/15/39 (a)	$ 3,000	$ 2,660
4.40%, 05/15/44 (a)	2,000	1,891
Philip Morris International, Inc.
1.50%, 05/01/25 (a)	2,000	1,912
2.10%, 05/01/30 (a)	3,000	2,581
4.13%, 03/04/43 (a)	2,000	1,697
5.13%, 02/15/30 (a)	11,000	11,196
5.38%, 02/15/33 (a)	3,000	3,079
5.63%, 11/17/29 (a)	7,000	7,343
Phillips 66 Co.
2.15%, 12/15/30 (a)	4,000	3,374
3.15%, 12/15/29 (a)	4,000	3,681
3.30%, 03/15/52 (a)	3,000	2,152
3.75%, 03/01/28 (a)	3,000	2,885
4.68%, 02/15/45 (a)	2,000	1,818
Pilgrim's Pride Corp.
6.25%, 07/01/33 (a)	3,000	3,087
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	9,000	8,361
2.15%, 01/15/31 (a)	4,000	3,405
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	3,000	2,762
Precision Castparts Corp.
4.38%, 06/15/45 (a)	2,000	1,816
Progressive Corp.
3.00%, 03/15/32 (a)	8,000	7,140
Prologis LP
3.05%, 03/01/50 (a)	4,000	2,866
3.25%, 06/30/26 (a)	2,000	1,934
Prospect Capital Corp.
3.36%, 11/15/26 (a)	7,000	6,296
Prudential Financial, Inc.
3.94%, 12/07/49 (a)	4,000	3,300
Prudential Financial, Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3-month USD LIBOR thereafter)
5.70%, 09/15/48 (a)(c)	3,000	2,918
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	3,000	2,886
PVH Corp.
4.63%, 07/10/25 (a)	3,000	2,951
QUALCOMM, Inc.
4.30%, 05/20/47 (a)	3,000	2,752
4.50%, 05/20/52 (a)	2,000	1,869
Quanta Services, Inc.
2.35%, 01/15/32 (a)	3,000	2,487
	Principal Amount	Fair Value
3.05%, 10/01/41 (a)	$ 3,000	$ 2,213
Realty Income Corp.
2.85%, 12/15/32 (a)	3,000	2,556
3.00%, 01/15/27 (a)	3,000	2,848
3.25%, 01/15/31 (a)	3,000	2,729
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	4,000	3,289
RenaissanceRe Holdings Ltd.
5.75%, 06/05/33 (a)	3,000	3,034
Republic Services, Inc.
5.00%, 04/01/34 (a)	3,000	3,072
Rio Tinto Finance USA PLC
4.13%, 08/21/42	2,000	1,809
Rockwell Automation, Inc.
4.20%, 03/01/49 (a)	2,000	1,801
Rogers Communications, Inc.
5.00%, 03/15/44 (a)	2,000	1,875
Roper Technologies, Inc.
2.95%, 09/15/29 (a)	2,000	1,832
Ross Stores, Inc.
4.70%, 04/15/27 (a)	3,000	2,968
Royalty Pharma PLC
1.20%, 09/02/25 (a)	3,000	2,801
1.75%, 09/02/27 (a)	3,000	2,693
2.20%, 09/02/30 (a)	3,000	2,525
RPM International, Inc.
3.75%, 03/15/27 (a)	2,000	1,923
RTX Corp.
1.90%, 09/01/31 (a)	3,000	2,441
2.82%, 09/01/51 (a)	3,000	1,981
3.95%, 08/16/25 (a)	2,000	1,972
4.15%, 05/15/45 (a)	3,000	2,560
4.45%, 11/16/38 (a)	2,000	1,842
6.10%, 03/15/34 (a)	5,000	5,422
6.40%, 03/15/54 (a)	5,000	5,794
Ryder System, Inc.
2.90%, 12/01/26 (a)	3,000	2,831
Salesforce, Inc.
1.95%, 07/15/31 (a)	4,000	3,417
2.70%, 07/15/41 (a)	3,000	2,293
Schlumberger Holdings Corp.
3.90%, 05/17/28 (a)(f)	2,000	1,942
Schlumberger Investment S.A.
4.85%, 05/15/33 (a)	8,000	8,128
Sealed Air Corp.
1.57%, 10/15/26 (a)(f)	8,000	7,203

See Notes to Schedule of Investments and Notes to Financial Statements.
18	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Principal Amount	Fair Value
Selective Insurance Group, Inc.
5.38%, 03/01/49 (a)	$ 3,000	$ 2,902
Sempra
3.80%, 02/01/38 (a)	2,000	1,713
4.00%, 02/01/48 (a)	2,000	1,647
Sempra (4.13% fixed rate until 01/01/27; 2.87% + 5 year CMT thereafter)
4.13%, 04/01/52 (a)(c)	5,000	4,307
Shell International Finance BV
2.38%, 11/07/29 (a)	5,000	4,500
3.75%, 09/12/46 (a)	6,000	4,989
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26 (a)	3,000	2,887
Simon Property Group LP
3.38%, 06/15/27 (a)	2,000	1,918
Sonoco Products Co.
2.85%, 02/01/32 (a)	3,000	2,560
Southern California Edison Co.
4.00%, 04/01/47 (a)	9,000	7,383
4.20%, 03/01/29 (a)	8,000	7,841
5.65%, 10/01/28 (a)	25,000	26,068
Southern Co.
3.70%, 04/30/30 (a)	4,000	3,772
Southern Co. Gas Capital Corp.
3.95%, 10/01/46 (a)	2,000	1,559
4.40%, 05/30/47 (a)	2,000	1,692
Southwest Airlines Co.
2.63%, 02/10/30 (a)	7,000	6,119
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	3,000	2,820
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	2,000	1,926
4.50%, 03/15/45 (a)	3,000	2,572
Starbucks Corp.
4.00%, 11/15/28 (a)	2,000	1,970
Stryker Corp.
1.95%, 06/15/30 (a)	5,000	4,276
Sumitomo Mitsui Financial Group, Inc.
6.18%, 07/13/43 (a)	6,000	6,684
Suncor Energy, Inc.
4.00%, 11/15/47 (a)	3,000	2,377
Sysco Corp.
3.25%, 07/15/27 (a)	2,000	1,913
	Principal Amount	Fair Value
Take-Two Interactive Software, Inc.
3.70%, 04/14/27 (a)	$ 15,000	$ 14,530
4.00%, 04/14/32 (a)	3,000	2,854
Tampa Electric Co.
2.40%, 03/15/31 (a)	6,000	5,064
3.45%, 03/15/51 (a)	3,000	2,181
4.35%, 05/15/44 (a)	6,000	5,120
Tapestry, Inc.
7.35%, 11/27/28 (a)	15,000	15,743
7.85%, 11/27/33 (a)	5,000	5,339
Targa Resources Corp.
6.50%, 03/30/34 (a)	11,000	11,897
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28 (a)	6,000	5,930
Target Corp.
1.95%, 01/15/27 (a)	2,000	1,866
Teck Resources Ltd.
5.40%, 02/01/43 (a)	2,000	1,912
Texas Instruments, Inc.
3.88%, 03/15/39 (a)	2,000	1,850
Thermo Fisher Scientific, Inc.
2.80%, 10/15/41 (a)	3,000	2,278
Time Warner Cable LLC
6.55%, 05/01/37 (a)	3,000	2,958
T-Mobile USA, Inc.
3.50%, 04/15/31 (a)	17,000	15,550
3.75%, 04/15/27 (a)	2,000	1,941
4.50%, 04/15/50 (a)	3,000	2,656
4.80%, 07/15/28 (a)	13,000	13,104
Toronto-Dominion Bank
3.20%, 03/10/32 (a)	11,000	9,744
4.46%, 06/08/32 (a)	3,000	2,915
Toronto-Dominion Bank (3.63% fixed rate until 9/15/26; 2.21% + 5 year swap Rate thereafter)
3.63%, 09/15/31 (a)(c)	4,000	3,843
Tractor Supply Co.
5.25%, 05/15/33 (a)	3,000	3,079
Trane Technologies Financing Ltd.
3.55%, 11/01/24 (a)	3,000	2,944
3.80%, 03/21/29 (a)	2,000	1,938
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	7,000	6,821

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	19

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Principal Amount	Fair Value
Transcanada Trust (5.63% fixed rate until 05/20/25; 3.53% + 3-month USD LIBOR thereafter)
5.63%, 05/20/75 (a)(c)	$ 9,000	$ 8,495
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (a)	2,000	1,939
Travelers Cos., Inc.
2.55%, 04/27/50 (a)	4,000	2,646
Truist Financial Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 year CMT thereafter)
4.80%, 09/01/24 (a)(c)	9,000	8,265
TWDC Enterprises 18 Corp.
4.13%, 06/01/44 (a)	2,000	1,786
Tyco Electronics Group S.A.
3.13%, 08/15/27 (a)	3,000	2,863
U.S. Bancorp (4.97% fixed rate until 07/22/32; 2.11% + SOFR thereafter)
4.97%, 07/22/33 (a)(c)	11,000	10,439
UDR, Inc.
2.10%, 08/01/32 (a)	3,000	2,358
3.00%, 08/15/31 (a)	3,000	2,654
Union Pacific Corp.
3.55%, 05/20/61 (a)	3,000	2,264
3.80%, 04/06/71 (a)	4,000	3,166
4.10%, 09/15/67 (a)	4,000	3,325
UnitedHealth Group, Inc.
2.00%, 05/15/30 (a)	4,000	3,459
4.20%, 05/15/32 (a)	3,000	2,934
4.45%, 12/15/48 (a)	2,000	1,834
4.75%, 07/15/45 - 05/15/52 (a)	4,000	3,864
5.05%, 04/15/53 (a)	3,000	3,035
5.20%, 04/15/63 (a)	3,000	3,066
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	21,000	20,330
Vale Overseas Ltd.
6.13%, 06/12/33 (a)	5,000	5,180
Ventas Realty LP
3.25%, 10/15/26 (a)	7,000	6,630
Verizon Communications, Inc.
2.36%, 03/15/32 (a)	4,000	3,330
3.00%, 03/22/27 (a)	2,000	1,902
3.40%, 03/22/41 (a)	2,000	1,597
3.55%, 03/22/51 (a)	3,000	2,314
3.70%, 03/22/61 (a)	4,000	3,062
	Principal Amount	Fair Value
4.40%, 11/01/34 (a)	$ 5,000	$ 4,815
Viatris, Inc.
1.65%, 06/22/25 (a)	16,000	15,152
4.00%, 06/22/50 (a)	2,000	1,408
Virginia Electric & Power Co.
4.00%, 11/15/46 (a)	3,000	2,487
Visa, Inc.
2.70%, 04/15/40 (a)	2,000	1,546
Vistra Operations Co. LLC
3.55%, 07/15/24 (a)(f)	4,000	3,940
Vontier Corp.
2.40%, 04/01/28 (a)	4,000	3,532
2.95%, 04/01/31 (a)	2,000	1,683
Vornado Realty LP
2.15%, 06/01/26 (a)	2,000	1,803
Vulcan Materials Co.
3.90%, 04/01/27 (a)	2,000	1,934
Walmart, Inc.
1.80%, 09/22/31 (a)	3,000	2,544
2.50%, 09/22/41 (a)	3,000	2,221
Walt Disney Co.
2.65%, 01/13/31 (a)	2,000	1,780
3.38%, 11/15/26 (a)	3,000	2,913
3.60%, 01/13/51 (a)	2,000	1,609
4.75%, 11/15/46 (a)	2,000	1,918
6.65%, 11/15/37 (a)	2,000	2,350
Warnermedia Holdings, Inc.
4.28%, 03/15/32 (a)	17,000	15,553
Waste Connections, Inc.
2.20%, 01/15/32 (a)	3,000	2,505
2.95%, 01/15/52 (a)	3,000	2,115
WEC Energy Group, Inc.
3.55%, 06/15/25 (a)	2,000	1,948
Wells Fargo & Co.
4.15%, 01/24/29 (a)	7,000	6,810
4.75%, 12/07/46 (a)	2,000	1,767
5.88%, 06/15/25 (a)(c)	13,000	12,871
Wells Fargo & Co. (2.19% fixed rate until 04/30/25; 2.00% + SOFR thereafter)
2.19%, 04/30/26 (a)(c)	8,000	7,668
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39%, 06/02/28 (a)(c)	2,000	1,832
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07%, 04/30/41 (a)(c)	7,000	5,292

See Notes to Schedule of Investments and Notes to Financial Statements.
20	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Principal Amount	Fair Value
Wells Fargo & Co. (6.49% fixed rate until 10/23/33; 2.06% + SOFR thereafter)
6.49%, 10/23/34 (a)(c)	$ 9,000	$ 9,802
Westlake Corp.
2.88%, 08/15/41 (a)	3,000	2,123
3.13%, 08/15/51 (a)	3,000	1,991
3.38%, 08/15/61 (a)	2,000	1,294
Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 year CMT thereafter)
2.89%, 02/04/30 (a)(c)	7,000	6,746
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 year CMT thereafter)
4.11%, 07/24/34 (a)(c)	3,000	2,750
Weyerhaeuser Co.
4.00%, 03/09/52 (a)	3,000	2,467
Williams Cos., Inc.
3.75%, 06/15/27 (a)	3,000	2,892
4.85%, 03/01/48 (a)	3,000	2,729
4.90%, 01/15/45 (a)	2,000	1,821
5.40%, 03/04/44 (a)	2,000	1,949
Willis North America, Inc.
3.88%, 09/15/49 (a)	2,000	1,548
Workday, Inc.
3.50%, 04/01/27 (a)	3,000	2,901
3.70%, 04/01/29 (a)	6,000	5,762
WPP Finance 2010
3.75%, 09/19/24 (a)	8,000	7,856
Xcel Energy, Inc.
3.40%, 06/01/30 (a)	3,000	2,766
Zoetis, Inc.
3.00%, 09/12/27 (a)	3,000	2,848
3.90%, 08/20/28 (a)	2,000	1,958
5.60%, 11/16/32 (a)	8,000	8,577
		2,783,019
Non-Agency Collateralized Mortgage Obligations - 6.4%
Bank
3.18%, 09/15/60	158,000	147,200
4.41%, 11/15/61 (c)	66,000	64,120
BPR Trust 1.90% + 3-month Term SOFR
7.26%, 04/15/37 (c)(f)	24,770	24,365
Cantor Commercial Real Estate Lending
3.01%, 01/15/53	34,000	30,188
	Principal Amount	Fair Value
CD Mortgage Trust
2.91%, 08/15/57	$ 63,000	$ 55,993
Citigroup Commercial Mortgage Trust
4.03%, 12/10/49 (c)	31,273	28,569
COMM Mortgage Trust
4.53%, 02/10/47 (c)	25,000	24,373
GS Mortgage Securities Trust
2.75%, 09/10/52	105,000	92,589
3.05%, 11/10/52	56,000	50,023
4.14%, 03/10/51 (c)	25,000	23,420
4.42%, 11/10/48 (c)	25,000	20,000
JPMBB Commercial Mortgage Securities Trust
4.65%, 11/15/48 (c)	20,000	10,235
MASTR Alternative Loan Trust
5.00%, 08/25/18 (d)	430	39
Morgan Stanley Bank of America Merrill Lynch Trust
0.84%, 03/15/48 (c)(d)	306,366	2,196
Wells Fargo Commercial Mortgage Trust
4.32%, 08/15/50	28,250	23,991
WFRBS Commercial Mortgage Trust
4.35%, 03/15/47 (c)	58,000	56,967
		654,268
Sovereign Bonds - 0.6%
Mexico Government International Bonds
4.75%, 03/08/44 (a)	20,000	17,160
Peru Government International Bonds
1.86%, 12/01/32 (a)	10,000	7,825
2.78%, 12/01/60 (a)	15,000	9,342
5.63%, 11/18/50 (a)	11,000	11,461
Uruguay Government International Bonds
5.10%, 06/18/50 (a)	14,040	14,076
		59,864
Municipal Bonds and Notes - 0.7%
American Municipal Power, Inc., OH
6.27%, 02/15/50 (a)	15,000	16,352
Board of Regents of the University of Texas System, TX
3.35%, 08/15/47 (a)	10,000	7,922

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	21

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Principal Amount	Fair Value
Port Authority of New York & New Jersey, NY
4.46%, 10/01/62 (a)	$ 25,000	$ 22,812
State of California, CA
4.60%, 04/01/38 (a)	15,000	14,462
State of Illinois, IL
5.10%, 06/01/33 (a)	10,000	9,894
		71,442
Total Bonds and Notes (Cost $10,185,329)		9,683,681
Total Investments in Securities (Cost $10,185,329)		9,683,681
	Number of Shares	Fair Value
Short-Term Investments - 13.1%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 5.36% (g)(h) (Cost $1,329,784)	1,329,784	$ 1,329,784
Total Investments (Cost $11,515,113)		11,013,465
Liabilities in Excess of Other Assets, net - (8.4)%		(856,853)
NET ASSETS - 100.0%		$ 10,156,612

Other Information:
Centrally Cleared Credit Default Swaps:
Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Sell Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$237	5.00%/ Quarterly	12/20/28	$13,798	$28	$13,770
The Fund had the following long futures contracts open at December 31, 2023:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Ultra Futures	March 2024	9	$ 1,010,741	$ 1,062,140	$ 51,399
2 Yr. U.S. Treasury Notes Futures	March 2024	4	815,291	823,656	8,365
5 Yr. U.S. Treasury Notes Futures	March 2024	9	954,921	978,995	24,074
					$ 83,838
The Fund had the following short futures contracts open at December 31, 2023:
Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Notes Futures	March 2024	7	$ (764,132)	$ (790,234)	$ (26,102)
See Notes to Schedule of Investments and Notes to Financial Statements.
22	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
During the year ended December 31, 2023, average notional values related to derivative contracts were as follows:
	Long Futures Contracts	Short Futures Contracts	Credit Default Swap Contracts
Average Notional Value	$2,340,648	$654,929	$333,338
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At December 31, 2023, all or a portion of this security was pledged to cover collateral requirements for futures, options, swaps and/or TBAs.
(b)	Step coupon bond.
(c)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
(e)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.
(f)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2023, these securities amounted to $143,036 or 1.41% of the net assets of the State Street Income V.I.S. Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Directors.
(g)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(h)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2023.
**	Amount is less than $0.50.
Abbreviations:
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
REIT - Real Estate Investment Trust
REMICS - Real Estate Mortgage Investment Conduits
RFUCCT - Refinitiv USD IBOR Consumer Cash Fallbacks Term
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	23

State Street Income V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2023:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasuries	$ —	$ 3,328,104	$ —	$ 3,328,104
Agency Mortgage Backed	—	2,680,707	—	2,680,707
Agency Collateralized Mortgage Obligations	—	106,277	—	106,277
Corporate Notes	—	2,783,019	—	2,783,019
Non-Agency Collateralized Mortgage Obligations	—	654,268	—	654,268
Sovereign Bonds	—	59,864	—	59,864
Municipal Bonds and Notes	—	71,442	—	71,442
Short-Term Investments	1,329,784	—	—	1,329,784
Total Investments in Securities	$ 1,329,784	$ 9,683,681	$ —	$ 11,013,465
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Appreciation	$ —	$ 13,770	$ —	$ 13,770
Long Futures Contracts - Unrealized Appreciation	83,838	—	—	83,838
Short Futures Contracts - Unrealized Depreciation	(26,102)	—	—	(26,102)
Total Other Financial Instruments	$ 57,736	$ 13,770	$ —	$ 71,506

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	2,022,424	$2,022,424	$3,794,238	$4,486,878	$—	$—	1,329,784	$1,329,784	$95,234
See Notes to Schedule of Investments and Notes to Financial Statements.
24	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Financial Highlights
Selected data based on a share outstanding throughout the fiscal years indicated
	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Inception date					1/3/95
Net asset value, beginning of period	$ 9.73	$ 11.86	$ 12.48	$ 12.00	$ 11.07
Income/(loss) from investment operations:
Net investment income(a)	0.26	0.17	0.12	0.19	0.24
Net realized and unrealized gains/(losses) on investments	0.20	(1.87)	(0.35)	0.65	0.71
Total income/(loss) from investment operations	0.46	(1.70)	(0.23)	0.84	0.95
Less distributions from:
Net investment income	(0.21)	(0.29)	(0.28)	(0.32)	(0.02)
Net realized gains	—	(0.14)	(0.11)	(0.04)	—
Total distributions	(0.21)	(0.43)	(0.39)	(0.36)	(0.02)
Net asset value, end of period	$ 9.98	$ 9.73	$ 11.86	$ 12.48	$ 12.00
Total Return(b)	4.68%	(14.38)%	(1.81)%	7.03%	8.62%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$10,157	$10,616	$14,766	$17,435	$17,112
Ratios to average net assets:
Net expenses	1.36%	1.24%	1.06%	1.06%	1.06%
Gross expenses	1.38%	1.24%	1.06%	1.06%	1.06%
Net investment income	2.69%	1.62%	1.01%	1.50%	2.05%
Portfolio turnover rate	59% (c)	51% (c)	81% (c)	120% (c)	90%
Notes to Financial Highlights
(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(c)	The portfolio turnover calculated for the fiscal years ended 12/31/2023, 12/31/22, 12/31/21 and 12/31/20 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 263%, 178%, 183% and 277%, respectively.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	25

State Street Income V.I.S. Fund
Statement of Assets and Liabilities — December 31, 2023
Assets
Investments in unaffiliated securities, at fair value (cost $10,185,329)	$ 9,683,681
Investments in affiliated securities, at fair value (cost $1,329,784)	1,329,784
Receivable for investments sold	521,660
Income receivables	79,974
Receivable for fund shares sold	6
Income receivable from affiliated investments	6,423
Receivable for accumulated variation margin on swap contracts	14,193
Receivable for accumulated variation margin on futures contracts	57,724
Other assets	58
Total assets	11,693,503
Liabilities
Net cash collateral on futures contracts due to broker	57,280
Net cash collateral on swap contracts due to broker	14,297
Payable for investments purchased	1,408,196
Payable for fund shares redeemed	102
Payable to the Adviser	4,143
Payable for custody, fund accounting and sub-administration fees	8,923
Accrued other expenses	43,950
Total liabilities	1,536,891

Net Assets	$ 10,156,612
Net Assets Consist of:
Capital paid in	$ 11,658,652
Total distributable earnings (loss)	(1,502,040)
Net Assets	$ 10,156,612
Shares outstanding ($0.01 par value; unlimited shares authorized)	1,017,873
Net asset value per share	$ 9.98
The accompanying Notes are an integral part of these financial statements.
26	Statement of Assets and Liabilities

State Street Income V.I.S. Fund
Statement of Operations — For the year ended December 31, 2023
Investment Income
Income
Dividend	$ 1,160
Interest	317,174
Income from affiliated investments	95,234
Less: Foreign taxes withheld	(11)
Total income	413,557
Expenses
Advisory and administration fees	50,969
Directors' fees	21,084
Custody, fund accounting and sub-administration fees	29,031
Professional fees	32,938
Other expenses	6,202
Total expenses before waivers	140,224
Less: Fees waived by the adviser	(1,325)
Net expenses	138,899
Net investment income (loss)	$ 274,658
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$ (498,702)
Futures	(76,905)
Swap contracts	33,759
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	685,703
Futures	50,051
Swap contracts	(4,822)
Net realized and unrealized gain (loss) on investments	189,084
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 463,742
The accompanying Notes are an integral part of these financial statements.
Statement of Operations	27

State Street Income V.I.S. Fund
Statements of Changes in Net Assets
	Year Ended December 31, 2023	Year Ended December 31, 2022
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$ 274,658	$ 195,470
Net realized gain (loss) on investments, futures and swap contracts	(541,848)	(627,344)
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures and swap contracts	730,932	(1,538,893)
Net increase (decrease) from operations	463,742	(1,970,767)
Distributions to shareholders:
Total distributions	(204,660)	(446,838)
Increase (decrease) in assets from operations and distributions	259,082	(2,417,605)
Share transactions:
Proceeds from sale of shares	503,196	654,513
Value of distributions reinvested	204,660	446,838
Cost of shares redeemed	(1,426,452)	(2,833,564)
Net increase (decrease) from share transactions	(718,596)	(1,732,213)
Total increase (decrease) in net assets	(459,514)	(4,149,818)
Net Assets
Beginning of year	10,616,126	14,765,944
End of year	$ 10,156,612	$ 10,616,126
Changes in Fund Shares
Shares sold	50,808	58,331
Issued for distributions reinvested	20,569	45,783
Shares redeemed	(144,078)	(259,005)
Net increase (decrease) in fund shares	(72,701)	(154,891)
The accompanying Notes are an integral part of these financial statements.
28	Statements of Changes in Net Assets

State Street Income V.I.S. Fund
Notes to Financial Statements — December 31, 2023
1. Organization of the Company
State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund (the "Fund") and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act, except for the State Street Premier Growth Equity V.I.S. Fund, which is a non-diversified investment company.
Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.
The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.
Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.
2.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company's Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair
Notes to Financial Statements	29

State Street Income V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2023 valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•	Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•	Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2023 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
30	Notes to Financial Statements

State Street Income V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2023
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
Expenses Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.
Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2023, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.
Distributions The Fund declares and pays any dividends from net investment income annually.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities During the fiscal year ended December 31, 2023, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
To-Be-Announced Transactions The Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. The Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
Notes to Financial Statements	31

State Street Income V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2023
Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
4.Derivative Financial Instruments
Futures Contracts The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the fiscal year ended December 31, 2023, the Fund entered into futures contracts to manage interest rate risk.
Credit Default Swaps During the fiscal year ended December 31, 2023, the Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation.
As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For
32	Notes to Financial Statements

State Street Income V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2023 financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
The following tables summarize the value of the Fund’s derivative instruments as of December 31, 2023 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Income V.I.S. Fund
Futures Contracts	$ 57,724	$ —	$ —	$ —	$ —	$ 57,724
Swap Contracts	—	—	14,193	—	—	14,193

Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Income V.I.S. Fund
Futures Contracts	$ (76,905)	$ —	$ —	$ —	$ —	$ (76,905)
Swap Contracts	—	—	33,759	—	—	33,759

Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Income V.I.S. Fund
Futures Contracts	$ 50,051	$ —	$ —	$ —	$ —	$ 50,051
Swap Contracts	—	—	(4,822)	—	—	(4,822)
5.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.50%. SSGA FM is contractually obligated until April 30, 2024 to waive its management fee and/or reimburse certain expenses for the Fund, in an amount equal to any acquired fund fees and expenses (“AFFEs”), excluding AFFEs derived from the Fund’s holdings in acquired funds for cash management purposes, if any. This fee waiver and/or expense reimbursement arrangement may not be terminated prior to April 30, 2024 except with approval of the Board.
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.
Notes to Financial Statements	33

State Street Income V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2023
Other Transactions with Affiliates The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the fiscal year ended December 31, 2023 are disclosed in the Schedule of Investments.
6.Directors’ Fees
The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the fiscal year ended December 31, 2023 were as follows:
U.S. Government Securities
Purchases	Sales
$ 25,324,621	$ 25,811,843
Non-U.S. Government Securities
Purchases	Sales
$ 909,400	$ 1,377,385
8.Income Taxes
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on NAVs or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to capital loss carryforwards, straddles, premium amortization, investments in futures, paydown gains and losses, swaps, and wash sale loss deferrals
The tax character of distributions paid during the fiscal year ended December 31, 2023 were as follows:
Ordinary Income	Long-Term Capital Gains	Total
$ 204,660	$ —	$ 204,660
The tax character of distributions paid during the fiscal year ended December 31, 2022 was as follows:
Ordinary Income	Long-Term Capital Gains	Total
$ 310,929	$ 135,909	$ 446,838
34	Notes to Financial Statements

State Street Income V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2023
At December 31, 2023, the components of distributable earnings on a tax basis were as follows:
Undistributed Ordinary Income	Tax Exempt Income	Capital Loss Carryforwards	Undistributed long term gain	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
$ 295,469	$ —	$ (1,205,083)	$ —	$ (592,426)	$ —	$ (1,502,040)
As of December 31, 2023, the Fund had capital loss carryforwards available to offset future realized capital gains as follows:
Non-Expiring Short Term	Non-Expiring Long Term
$ 347,687	$ 857,396
As of December 31, 2023, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$ 11,677,396	$ 149,870	$ 742,295	$ (592,425)
9.Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $180 million of a $960 million ($200 million of $1.275 billion prior to October 5, 2023) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2024 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the
New York Fed Bank Rate and the one-month SOFR Rate.
The Fund had no outstanding loans as of December 31, 2023.
10.Risks
Concentration Risk As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Interest Rate Risk The risk that fixed income securities will decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise. Changes in governmental policy, including changes in central bank monetary policy, could cause interest rates to rise rapidly, or cause investors to expect a rapid rise in interest rates. This could lead to heightened levels of interest rate, volatility and liquidity risks for the fixed income markets generally and could have a substantial and immediate effect on the values of the Fund’s investments. The U.S. Federal Reserve has been engaged in an aggressive campaign to raise interest rates in an effort to combat high levels of inflation. Interest rate increases may continue. High levels of inflation and/or a significantly changing interest rate environment can lead to heightened levels of volatility and reduced liquidity.
Foreign and Emerging Markets Risk Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government
Notes to Financial Statements	35

State Street Income V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2023 regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
11.Recent Accounting Pronouncement
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2206 Reference Rate Reform (Topic 848). ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
12.Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
36	Notes to Financial Statements

State Street Income V.I.S. Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of State Street Income V.I.S. Fund and the Board of Directors of State Street Variable Insurance Series Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Income V.I.S. Fund (the “Fund”) (one of the series constituting State Street Variable Insurance Series Funds, Inc. (the “Company”)), including the schedule of investments, as of December 31, 2023, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Variable Insurance Series Funds, Inc.) at December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 16, 2024
Report of Independent Registered Public Accounting Firm	37

State Street Income V.I.S. Fund
Other Information — December 31, 2023 (Unaudited)
Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2023.
Interest Dividends
The Fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
Proxy Voting Policies and Procedures and Record
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Adviser to vote proxies relating to the Fund’s portfolios of securities are available (i) without charge, upon request by calling 1-800-242-0134 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Fund voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov and on the Fund's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, a complete Schedule of Investments is filed with the SEC as an exhibit to its reports on Form N-PORT, which can be found on the SEC’s website at www.sec.gov and on the Fund's website at www.ssga.com. The Fund's Schedules of Investments are available upon request, without charge, by calling 1-800-242-0134 (toll free).
38	Other Information

State Street Income V.I.S. Fund
Other Information, continued — December 31, 2023 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Director and Chairperson of the Board	Term: Indefinite Appointed: 4/16 Elected: 1/19	Associate Justice of the Superior Court, Commonwealth of Massachusetts (2002 – May 2010); Partner, Riley, Burke & Donahue, L.L.P. (law firm) (1985 – 2002); Independent Director, State Street Global Advisors Europe (investment company) (1998 – 2023); Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc) (1998 – 2023); Independent Director, SSGA Fixed Income plc (January 2009 – present); and Independent Director, SSGA Qualified Funds plc (January 2009 – 2019).	54	Board Director and Chairman,
SSGA SPDR ETFs Europe I, plc Board (2011 – March 2023); Board Director and Chairman, SPDR Europe II, plc (2013 – March 2023). Board Director,
State Street Liquidity plc
(1998 – March 2023).

John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1997	Executive, Kleinfeld Bridal Corp. (January 2023 – present); Senior Advisor to NGN Capital LLC (January 2020 – present); Managing General Partner, NGN Capital LLC (2006 – December 2019).	54	Director of Kleinfeld Bridal
Corp. (January 2016 – present);
Trustee of Neuroscience
Research Institute (1986 – 2017); Trustee of Fordham
University (1989 – 1995 and
2001 – 2007) and Trustee
Emeritus (2007 – present);
Trustee and Independent Chairperson of GE Funds (1993 – February 2011); Director, Muscular Dystrophy Association (2019 – present);
Trustee of Gregorian
University Foundation (1992 –
2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 – present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 – present); Trustee, Gallim Dance (December 2021 – present).
Other Information	39

State Street Income V.I.S. Fund
Other Information, continued — December 31, 2023 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS (continued)

Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Director, Chairperson of the Audit Committee, Vice-Chairperson of the Nominating Committee and Vice Chairperson of the Governance Committee	Term: Indefinite Appointed: 1/12 Elected: 6/16	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	54	Director- Graduate Management Admissions Council (2015 – present); Trustee of Emmanuel College (2010 – 2019).

Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Chairperson of the Valuation Committee	Term: Indefinite Elected: 1/19	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004 – 2016).	54	None.

Margaret McLaughlin c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Director, Vice-Chairperson of the Audit Committee and Vice-Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Appointed: 9/22	Consultant, Bates Group (consultants) (September 2020 – January 2023); Consultant, Madison Dearborn Partners (private equity) (2019 – 2020); General Counsel/CCO, Kramer Van Kirk Credit Strategies L.P./Mariana Systems LLC (Investment Adviser/SaaS Technology) (2011 – 2019).	54	Director, Manning & Napier Fund Inc (2021 – 2022).

George M. Pereira c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1964	Director, Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Indefinite Appointed: 9/22	Chief Operating Officer (January 2011 – September 2020) and Chief Financial Officer (November 2004 – September 2020), Charles Schwab Investment Management.	54	Director, Pave Finance Inc. (May 2023 – present); Director, Pacific Premier Bancorp, Pacific Premier Bank (2021 – present); Director, Charles Schwab Asset Management (Ireland) Ltd., & Charles Schwab Worldwide Funds plc (2005 – 2020); Director, Rotaplast International, Inc. (non-profit providing free medical services to children worldwide) (2012 – 2018).
40	Other Information

State Street Income V.I.S. Fund
Other Information, continued — December 31, 2023 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS (continued)

Mark E. Swanson c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1963	Director and Vice-Chairperson of the Valuation Committee	Term: Indefinite Appointed: 3/23	Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Funds (“RIF”) (1998 – 2022); Global Head of Fund Services, Russell Investments (2013 – 2022); Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Company (“RIC”) (1998 – 2022); President and Chief Executive Officer, RIF (2016 – 2017 and 2020 – 2022); President and Chief Executive Officer, RIC (2016 – 2017 and 2020 – 2022).	54	Director and
President, Russell
Investments Fund
Services, LLC
(2010 – 2023
Director, Russell
Investment
Management, LLC,
Russell Investments
Trust Company and Russell Investments
Financial Services,
LLC (2010 – 2023).

†	For the purpose of determining the number of portfolios overseen by the Directors, “Fund Complex” comprises registered investment companies for which SSGA FM serves as Adviser.

Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS:
Ann M. Carpenter SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	President and Principal Executive Officer; Deputy Treasurer	Term: Indefinite Served: since 10/12 Term: Indefinite Served: since 5/23	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 – present)*; Managing Director, State Street Global Advisors (April 2005 – present).*

Bruce S. Rosenberg SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Served: since 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).
Other Information	41

State Street Income V.I.S. Fund
Other Information, continued — December 31, 2023 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS: (continued)

Chad C. Hallett SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Served: since 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present).

Darlene Anderson-Vasquez SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Served: since 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).

Arthur A. Jensen SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Served: since 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present).

David K. Lancaster SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Served: since 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 – present); Assistant Vice President, State Street Bank and Trust Company (November 2011 – July 2017).*

John Bettencourt SSGA Funds Management, Inc. One Iron Street Boston MA 02210 YOB: 1976	Assistant Treasurer	Term: Indefinite Served: since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (March 2020 – present); Assistant Vice President, State Street Global Advisors (June 2007 – March 2020).

Vedran Vukovic SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Treasurer	Term: Indefinite Served: since 2/24	Vice President, State Street Global Advisors (2023 – present); Assistant Vice President, Brown Brothers Harriman & Co. (2011 – 2023).

Brian Harris SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Served: since 6/16 Term: Indefinite Served: since 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 – present).*
42	Other Information

State Street Income V.I.S. Fund
Other Information, continued — December 31, 2023 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS: (continued)

Andrew J. DeLorme SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1975	Chief Legal Officer	Term: Indefinite Served: since 2/24	Managing Director and Managing Counsel, State Street Global Advisors (March 2023 – present); Counsel, K&L Gates (February 2021 – March 2023); Vice President and Senior Counsel, State Street Global Advisors (August 2014 – February 2021).

David Barr SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Served: since 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 – present); Vice President and Counsel, Eaton Vance Corp. (October 2010 – October 2019).

E. Gerard Maiorana, Jr. SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Secretary	Term: Indefinite Served: Since 5/23	Assistant Vice President, State Street Global Advisors (July 2014 – present).

David Urman SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Served: since 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).

*	Served in various capacities and/or with various affiliated entities during noted time period.
Other Information	43

Directors
Patrick J. Riley, Chairperson
John R. Costantino
Michael A. Jessee
Margaret McLaughlin
George M. Pereira
Donna M. Rapaccioli
Mark E. Swanson
Officers
Ann M. Carpenter, President and Principal Executive Officer; Deputy Treasurer
Bruce S. Rosenberg, Treasurer and Principal Financial Officer
Chad C. Hallett, Deputy Treasurer
Darlene Anderson-Vasquez, Deputy Treasurer
Arthur A. Jensen, Deputy Treasurer
David Lancaster, Assistant Treasurer
John Bettencourt, Assistant Treasurer
Vedran Vukovic, Assistant Treasurer
Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer, Code of Ethics Compliance Officer
Andrew J. DeLorme, Chief Legal Officer
David Barr, Secretary
E. Gerard Maiorana, Jr., Assistant Secretary
David Urman, Assistant Secretary
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, Massachusetts 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, Massachusetts 02210
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Annual Report
December 31, 2023
State Street Real Estate Securities V.I.S. Fund

State Street Real Estate Securities V.I.S. Fund
Annual Report
December 31, 2023

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

[This page intentionally left blank]

State Street Real Estate Securities V.I.S. Fund
Notes to Performance — December 31, 2023 (Unaudited)
The information provided on the performance page relates to the State Street Real Estate Securities V.I.S Fund (the “Fund”).
Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.
The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at www.ssga.com for the most recent month-end performance data.
An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.
FTSE NAREIT Equity REITs Index is an unmanaged index of all tax-qualified equity real estate investment trusts (“REITs”) listed on the New York Stock Exchange, NYSE Amex and NASDAQ which have 75% or more of their gross invested book assets invested directly or indirectly in the equity ownership of real estate. The returns of the index do not reflect the actual cost of investing in the instruments that comprise the index.
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street Real Estate Securities V.I.S. Fund and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. ("SSGA FM" or the "Adviser") for investment advisory and administrative services.
Notes to Performance	1

State Street Real Estate Securities V.I.S. Fund
Management's Discussion of Fund Performance — December 31, 2023 (Unaudited)
The State Street Real Estate Securities V.I.S. Fund (the “Fund”) seeks maximum total return through current income and capital appreciation by investing at least 80% of its net assets under normal circumstances in common and preferred stocks and other types of equity securities and debt securities of U.S. issuers that are principally engaged in or related to the real estate industry, including those that own significant real estate assets.The Fund’s benchmark is the FTSE NAREIT Equity REITs Index (the “Index”).
For the 12-month period ended December 31, 2023 (the “Reporting Period”), the total return for the Fund was 13.50%, and the total return for the Index was 13.73%.The Fund and Index returns reflect the reinvestment of dividends and other income.The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
Stock selection across multiple sectors was the primary driver of performance in calendar year 2023. Rising interest rates and indications from the U.S. Federal Reserve ("the Fed") officials that they would keep monetary policy tight created a challenging environment for REIT returns. Sectors and individual companies in which we had high conviction saw their relative valuations decrease and become more attractive due more to the macroeconomic environment than fundamental performance. As inflation cooled and interest rates began to move lower in the fourth quarter, the REIT market experienced a rapid, sharp rise in valuations.
The portfolio benefited from stock selection within the Shopping Center, Self-Storage and Apartment sectors. In the Shopping Center and Self-Storage sectors, companies with strong fundamentals were temporarily out of favor before rising in the late-year rally. The timing of the relative weight to Self-Storage wasalso beneficial. The sector outperformed early and late in the year when the portfolio had more exposure and underperformed in the middle of the year when the portfolio had less.The Apartments sector underperformed other sectors on an absolute basis throughout the year due to concerns about growing supply and its effects on rents. The underweight allocation to the sector added to relative performance from sector selection. We also generated alpha from Apartments through a focus on companies with exposure to coastal suburban markets which had less supply growth and thus better relative performance than companies with exposure in Sunbelt markets. Finally, Data Centers generated strong absolute and relative returns for the portfolio, rising along with other tech-related shares in a period of investor enthusiasm for all companies that may benefit from supporting the growth of artificial intelligence.  An overweight to Data Centers as well as positioning within the sector added to relative performance.
Relative performance was partially offset by an underweight to some of the riskiest REITs that benefitted from a late year rally spurred by the presumed end of the Fed rate hiking cycle. For example, despite a secular downward trend and concerns about weakening consumer spending in the event of a recession, Regional Mall REITs rallied strongly towards year-end. Our underweight to Regional Mall detracted from performance. Health Care, a sector in which we have high conviction, also detracted. A wide disparity in returns across the sector led to stock selection underperformance, particularly for holdings focused in the medical office sub-sector category. The impact of fees and fund expenses and the fund’s small cash holding also detracted from relative performance.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Prologis, Inc., Digital Realty Trust, Inc., and Equinix, Inc., The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Medical Properties Trust, Inc., Healthpeak Properties, Inc., and Realty Income Corp..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
2	State Street Real Estate Securities V.I.S. Fund

State Street Real Estate Securities V.I.S. Fund
Performance Summary — December 31, 2023 (Unaudited)
Sector Allocation
Portfolio composition as a % of Fair Value of $65,137 (in thousands) as of December 31, 2023 (a)(b)
Top Ten Largest Holdings
as of December 31, 2023 (as a % of Fair Value) (a)(b)
Prologis, Inc.	9.73%
Equinix, Inc.	8.00%
Extra Space Storage, Inc.	4.56%
Welltower, Inc.	4.50%
Realty Income Corp.	4.28%
Digital Realty Trust, Inc.	3.91%
Equity Residential	3.75%
Ventas, Inc.	3.69%
Public Storage	3.43%
Sun Communities, Inc.	3.20%
Average Annual Total Return for the years ended December 31, 2023
Class 1 Shares (Inception date: 5/1/95)
	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street Real Estate Securities V.I.S. Fund	13.50%	7.63%	7.94%	$21,472
FTSE NAREIT Equity REITs Index	13.73%	7.39%	7.65%	$20,890

(a)	Fair Value basis is inclusive of a short-term investment in the State Street Institutional U.S. Government Money Market Fund - Class G Shares.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
State Street Real Estate Securities V.I.S. Fund	3

State Street Real Estate Securities V.I.S. Fund
Performance Summary, continued — December 31, 2023 (Unaudited)
Change in Value of a $10,000 Investment
Yearly periods ended December 31

See Notes to Performance beginning on page 1 for further information.
Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the fees or charges that would be associated with variable contracts through which shares of the Fund are offered.
4	State Street Real Estate Securities V.I.S. Fund

State Street Real Estate Securities V.I.S. Fund
Understanding Your Fund’s Expenses — December 31, 2023 (Unaudited)
As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2023.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.
	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Beginning Account Value July 1, 2023	$1,000.00	$1,000.00
Ending Account value December 31, 2023	$1,073.80	$1,020.30
Expenses Paid During Period*	$ 5.07	$ 4.94
*	Expenses are equal to the Fund's annualized expense ratio of 0.97%** (for the period July 1, 2023 - December 31, 2023), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year's data.

State Street Real Estate Securities V.I.S. Fund	5

State Street Real Estate Securities V.I.S. Fund
Schedule of Investments — December 31, 2023
	Number of Shares	Fair Value
Common Stock (REITs) - 99.3% †
Alternate Housing - 7.1%
American Homes 4 Rent, Class A	5,070	$ 182,317
Invitation Homes, Inc.	48,560	1,656,382
Sun Communities, Inc.	15,580	2,082,267
Tricon Residential, Inc.	78,960	718,536
		4,639,502
Data Center - 11.9%
Digital Realty Trust, Inc.	18,910	2,544,908
Equinix, Inc.	6,471	5,211,678
		7,756,586
Healthcare - 15.4%
Alexandria Real Estate Equities, Inc.	9,370	1,187,835
CareTrust REIT, Inc.	19,690	440,662
Healthpeak Properties, Inc.	90,430	1,790,514
Medical Properties Trust, Inc.	78,429	385,087
Omega Healthcare Investors, Inc.	29,150	893,739
Ventas, Inc.	48,230	2,403,783
Welltower, Inc.	32,530	2,933,230
		10,034,850
Hotel - 3.4%
DiamondRock Hospitality Co.	48,570	456,072
Host Hotels & Resorts, Inc.	71,880	1,399,504
Xenia Hotels & Resorts, Inc.	28,770	391,847
		2,247,423
Industrial - 14.7%
Americold Realty Trust, Inc.	10,550	319,349
First Industrial Realty Trust, Inc.	30,060	1,583,260
Prologis, Inc.	47,528	6,335,482
Rexford Industrial Realty, Inc.	24,600	1,380,060
		9,618,151
Multifamily - 10.1%
AvalonBay Communities, Inc.	4,322	809,165
Camden Property Trust	8,320	826,093
Elme Communities	16,812	245,455
Equity Residential	39,910	2,440,896
Independence Realty Trust, Inc.	17,230	263,619
UDR, Inc.	51,980	1,990,314
		6,575,542
Net Lease - 8.8%
Agree Realty Corp.	24,110	1,517,725
	Number of Shares	Fair Value
Broadstone Net Lease, Inc.	31,920	$ 549,662
NNN REIT, Inc.	20,900	900,790
Realty Income Corp.	48,490	2,784,296
		5,752,473
Office - 5.2%
Boston Properties, Inc.	13,460	944,488
Cousins Properties, Inc.	36,800	896,080
Douglas Emmett, Inc.	29,170	422,965
Highwoods Properties, Inc.	11,860	272,306
Kilroy Realty Corp.	18,110	721,502
Paramount Group, Inc.	22,550	116,584
		3,373,925
Regional Malls - 3.2%
Simon Property Group, Inc.	14,570	2,078,265
Self Storage - 8.8%
CubeSmart	11,230	520,511
Extra Space Storage, Inc.	18,550	2,974,121
Public Storage	7,320	2,232,600
		5,727,232
Shopping Centers - 6.7%
Brixmor Property Group, Inc.	61,120	1,422,262
Kimco Realty Corp.	61,150	1,303,107
Retail Opportunity Investments Corp.	59,040	828,331
RPT Realty	32,375	415,371
Urban Edge Properties	21,484	393,157
		4,362,228
Specialty - 4.0%
American Tower Corp.	1,510	325,979
Lamar Advertising Co., Class A	3,740	397,487
Outfront Media, Inc.	6,149	85,840
VICI Properties, Inc.	56,910	1,814,291
		2,623,597
Total Common Stock (REITs) (Cost $61,111,160)		64,789,774

See Notes to Schedule of Investments and Notes to Financial Statements.
6	State Street Real Estate Securities V.I.S. Fund

State Street Real Estate Securities V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
Short-Term Investments - 0.5%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 5.36% (a)(b) (Cost $347,181)	347,181	$ 347,181
Total Investments (Cost $61,458,341)		65,136,955
Other Assets and Liabilities, net - 0.2%		109,236
NET ASSETS - 100.0%		$ 65,246,191
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(b)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2023.
Abbreviations:
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2023:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$ 64,789,774	$ —	$ —	$ 64,789,774
Short-Term Investments	347,181	—	—	347,181
Total Investments in Securities	$ 65,136,955	$ —	$ —	$ 65,136,955

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	300,858	$300,858	$31,134,266	$31,087,943	$—	$—	347,181	$347,181	$21,075
See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Real Estate Securities V.I.S. Fund	7

State Street Real Estate Securities V.I.S. Fund
Financial Highlights
Selected data based on a share outstanding throughout the fiscal years indicated
	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Inception date					5/1/95
Net asset value, beginning of period	$ 8.77	$ 13.89	$ 12.02	$ 12.92	$ 11.14
Income/(loss) from investment operations:
Net investment income(a)	0.25	0.20	0.13	0.17	0.25
Net realized and unrealized gains/(losses) on investments	0.93	(3.66)	4.85	(0.85)	2.65
Total income/(loss) from investment operations	1.18	(3.46)	4.98	(0.68)	2.90
Less distributions from:
Net investment income	(0.21)	(0.17)	(0.34)	(0.06)	(0.19)
Net realized gains	—	(1.49)	(2.77)	(0.16)	(0.93)
Total distributions	(0.21)	(1.66)	(3.11)	(0.22)	(1.12)
Net asset value, end of period	$ 9.74	$ 8.77	$ 13.89	$ 12.02	$ 12.92
Total Return(b)	13.50%	(24.93)%	41.80%	(5.23)%	26.15%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$65,246	$40,669	$45,748	$47,588	$55,266
Ratios to average net assets:
Net expenses	1.00%	1.05%	1.04%	1.04%	1.04%
Gross expenses	1.00%	1.05%	1.04%	1.04%	1.04%
Net investment income	2.75%	1.72%	0.93%	1.49%	1.91%
Portfolio turnover rate	54%	86%	85%	108%	72%
Notes to Financial Highlights
(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
The accompanying Notes are an integral part of these financial statements.
8	Financial Highlights

State Street Real Estate Securities V.I.S. Fund
Statement of Assets and Liabilities — December 31, 2023
Assets
Investments in unaffiliated securities, at fair value (cost $61,111,160)	$ 64,789,774
Investments in affiliated securities, at fair value (cost $347,181)	347,181
Receivable for investments sold	108,432
Income receivables	309,469
Income receivable from affiliated investments	662
Other assets	230
Total assets	65,555,748
Liabilities
Payable for investments purchased	128,440
Payable for fund shares redeemed	89,868
Payable to the Adviser	46,920
Payable for custody, fund accounting and sub-administration fees	4,468
Accrued other expenses	39,861
Total liabilities	309,557

Net Assets	$ 65,246,191
Net Assets Consist of:
Capital paid in	$ 65,402,395
Total distributable earnings (loss)	(156,204)
Net Assets	$ 65,246,191
Shares outstanding ($0.01 par value, unlimited shares authorized)	6,699,005
Net asset value per share	$ 9.74
The accompanying Notes are an integral part of these financial statements.
Statement of Assets and Liabilities	9

State Street Real Estate Securities V.I.S. Fund
Statement of Operations — For the year ended December 31, 2023
Investment Income
Income
Dividend	$ 1,862,171
Income from affiliated investments	21,075
Less: Foreign taxes withheld	(1,845)
Total income	1,881,401
Expenses
Advisory and administration fees	426,899
Directors' fees	21,365
Custody, fund accounting and sub-administration fees	22,863
Professional fees	29,316
Other expenses	1,744
Total expenses	502,187
Net investment income (loss)	$ 1,379,214
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on investments	$ (2,942,655)
Increase (decrease) in unrealized appreciation/(depreciation) on investments	7,683,727
Net realized and unrealized gain (loss) on investments	4,741,072
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 6,120,286
The accompanying Notes are an integral part of these financial statements.
10	Statement of Operations

State Street Real Estate Securities V.I.S. Fund
Statements of Changes in Net Assets
	Year Ended December 31, 2023	Year Ended December 31, 2022
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$ 1,379,214	$ 631,786
Net realized gain (loss) on investments	(2,942,655)	3,664,669
Net increase (decrease) in unrealized appreciation/depreciation on investments	7,683,727	(15,093,357)
Net increase (decrease) from operations	6,120,286	(10,796,902)
Distributions to shareholders:
Total distributions	(1,420,514)	(6,496,308)
Increase (decrease) in assets from operations and distributions	4,699,772	(17,293,210)
Share transactions:
Proceeds from sale of shares	27,811,078	22,268,925
Value of distributions reinvested	1,420,514	6,496,308
Cost of shares redeemed	(9,353,725)	(16,551,322)
Net increase (decrease) from share transactions	19,877,867	12,213,911
Total increase (decrease) in net assets	24,577,639	(5,079,299)
Net Assets
Beginning of year	40,668,552	45,747,851
End of year	$ 65,246,191	$ 40,668,552
Changes in Fund Shares
Shares sold	2,918,808	1,927,883
Issued for distributions reinvested	145,544	738,217
Shares redeemed	(1,001,549)	(1,323,809)
Net increase (decrease) in fund shares	2,062,803	1,342,291
The accompanying Notes are an integral part of these financial statements.
Statements of Changes in Net Assets	11

State Street Real Estate Securities V.I.S. Fund
Notes to Financial Statements — December 31, 2023
1. Organization of the Company
State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund (the “Fund”). Each Fund is a diversified investment company within the meaning of the 1940 Act, except for the State Street Premier Growth Equity V.I.S. Fund, which is a non-diversified investment company.
Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.
The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.
Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.
2.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company's Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
12	Notes to Financial Statements

State Street Real Estate Securities V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2023
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2023 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
The Fund invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Fund’s policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year-end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.
Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Notes to Financial Statements	13

State Street Real Estate Securities V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2023
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2023, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.
Distributions The Fund declares and pays any dividends from net investment income annually.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund. The Management Fee is stated in the following schedule:
Average Daily Net Assets of the Fund	Management Fee
First $100 million	0.85%
Next $100 million	0.80%
Over $200 million	0.75%
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.
Other Transactions with Affiliates The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the fiscal year ended December 31, 2023 are disclosed in the Schedule of Investments.
4.Sub-Advisory Fees
Pursuant to an investment sub-advisory agreement with SSGA FM, CenterSquare Investment Management LLC (“CenterSquare”) is the sub-adviser to the Fund. CenterSquare is responsible for the day-to-day portfolio management of the assets of the Fund, including the responsibility for making decisions to buy, sell or hold a particular security, under the general supervision of SSGA FM and the Board. For its services, SSGA FM pays CenterSquare monthly sub-advisory fees which are calculated as a percentage of the average daily net assets of the Fund.
5.Directors’ Fees
The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
14	Notes to Financial Statements

State Street Real Estate Securities V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2023
6.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the fiscal year ended December 31, 2023 were as follows:
Non-U.S. Government Securities
Purchases	Sales
$ 47,202,970	$ 27,181,539
7.Income Taxes
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on NAVs or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to capital loss carryforwards, REITs, and wash sale loss deferrals.
The tax character of distributions paid during the fiscal year ended December 31, 2023 were as follows:
Ordinary Income	Long-Term Capital Gains	Total
$ 1,420,514	$ —	$ 1,420,514
The tax character of distributions paid during the fiscal year ended December 31, 2022 was as follows:
Ordinary Income	Long-Term Capital Gains	Total
$ 891,115	$ 5,605,193	$ 6,496,308
At December 31, 2023, the components of distributable earnings on a tax basis were as follows:
Undistributed Ordinary Income	Tax Exempt Income	Capital Loss Carryforwards	Undistributed long term gain	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
$ 163,274	$ —	$ (2,669,071)	$ —	$ 2,349,593	$ —	$ (156,204)
As of December 31, 2023, the Fund had capital loss carryforwards available to offset future realized capital gains as follows
Non-Expiring Short Term	Non-Expiring Long Term
$ 338,046	$ 2,331,025
Notes to Financial Statements	15

State Street Real Estate Securities V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2023
As of December 31, 2023, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$ 62,787,361	$ 4,683,871	$ 2,334,277	$ 2,349,594
8.Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $180 million of a $960 million ($200 million of $1.275 billion prior to October 5, 2023) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2024 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the
New York Fed Bank Rate and the one-month SOFR Rate.
The Fund had no outstanding loans as of December 31, 2023.
9.Risks
Concentration Risk As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.
Credit Risk The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
10.Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
16	Notes to Financial Statements

State Street Real Estate Securities V.I.S. Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of State Street Real Estate Securities V.I.S. Fund and the Board of Directors of State Street Variable Insurance Series Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Real Estate Securities V.I.S. Fund (the “Fund”) (one of the series constituting State Street Variable Insurance Series Funds, Inc. (the “Company”)), including the schedule of investments, as of December 31, 2023, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Variable Insurance Series Funds, Inc.) at December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 16, 2024
Report of Independent Registered Public Accounting Firm	17

State Street Real Estate Securities V.I.S. Fund
Other Information — December 31, 2023 (Unaudited)
Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2023.
Dividends Received Deduction
The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Proxy Voting Policies and Procedures and Record
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Adviser to vote proxies relating to the Fund’s portfolios of securities are available (i) without charge, upon request by calling 1-800-242-0134 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Fund voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov and on the Fund's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, a complete Schedule of Investments is filed with the SEC as an exhibit to its reports on Form N-PORT, which can be found on the SEC’s website at www.sec.gov and on the Fund's website at www.ssga.com. The Fund's Schedules of Investments are available upon request, without charge, by calling 1-800-242-0134 (toll free).
18	Other Information

State Street Real Estate Securities V.I.S. Fund
Other Information, continued — December 31, 2023 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Director and Chairperson of the Board	Term: Indefinite Appointed: 4/16 Elected: 1/19	Associate Justice of the Superior Court, Commonwealth of Massachusetts (2002 – May 2010); Partner, Riley, Burke & Donahue, L.L.P. (law firm) (1985 – 2002); Independent Director, State Street Global Advisors Europe (investment company) (1998 – 2023); Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc) (1998 – 2023); Independent Director, SSGA Fixed Income plc (January 2009 – present); and Independent Director, SSGA Qualified Funds plc (January 2009 – 2019).	54	Board Director and Chairman,
SSGA SPDR ETFs Europe I, plc Board (2011 – March 2023); Board Director and Chairman, SPDR Europe II, plc (2013 – March 2023). Board Director,
State Street Liquidity plc
(1998 – March 2023).

John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1997	Executive, Kleinfeld Bridal Corp. (January 2023 – present); Senior Advisor to NGN Capital LLC (January 2020 – present); Managing General Partner, NGN Capital LLC (2006 – December 2019).	54	Director of Kleinfeld Bridal
Corp. (January 2016 – present);
Trustee of Neuroscience
Research Institute (1986 – 2017); Trustee of Fordham
University (1989 – 1995 and
2001 – 2007) and Trustee
Emeritus (2007 – present);
Trustee and Independent Chairperson of GE Funds (1993 – February 2011); Director, Muscular Dystrophy Association (2019 – present);
Trustee of Gregorian
University Foundation (1992 –
2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 – present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 – present); Trustee, Gallim Dance (December 2021 – present).
Other Information	19

State Street Real Estate Securities V.I.S. Fund
Other Information, continued — December 31, 2023 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS (continued)

Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Director, Chairperson of the Audit Committee, Vice-Chairperson of the Nominating Committee and Vice Chairperson of the Governance Committee	Term: Indefinite Appointed: 1/12 Elected: 6/16	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	54	Director- Graduate Management Admissions Council (2015 – present); Trustee of Emmanuel College (2010 – 2019).

Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Chairperson of the Valuation Committee	Term: Indefinite Elected: 1/19	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004 – 2016).	54	None.

Margaret McLaughlin c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Director, Vice-Chairperson of the Audit Committee and Vice-Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Appointed: 9/22	Consultant, Bates Group (consultants) (September 2020 – January 2023); Consultant, Madison Dearborn Partners (private equity) (2019 – 2020); General Counsel/CCO, Kramer Van Kirk Credit Strategies L.P./Mariana Systems LLC (Investment Adviser/SaaS Technology) (2011 – 2019).	54	Director, Manning & Napier Fund Inc (2021 – 2022).

George M. Pereira c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1964	Director, Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Indefinite Appointed: 9/22	Chief Operating Officer (January 2011 – September 2020) and Chief Financial Officer (November 2004 – September 2020), Charles Schwab Investment Management.	54	Director, Pave Finance Inc. (May 2023 – present); Director, Pacific Premier Bancorp, Pacific Premier Bank (2021 – present); Director, Charles Schwab Asset Management (Ireland) Ltd., & Charles Schwab Worldwide Funds plc (2005 – 2020); Director, Rotaplast International, Inc. (non-profit providing free medical services to children worldwide) (2012 – 2018).
20	Other Information

State Street Real Estate Securities V.I.S. Fund
Other Information, continued — December 31, 2023 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS (continued)

Mark E. Swanson c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1963	Director and Vice-Chairperson of the Valuation Committee	Term: Indefinite Appointed: 3/23	Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Funds (“RIF”) (1998 – 2022); Global Head of Fund Services, Russell Investments (2013 – 2022); Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Company (“RIC”) (1998 – 2022); President and Chief Executive Officer, RIF (2016 – 2017 and 2020 – 2022); President and Chief Executive Officer, RIC (2016 – 2017 and 2020 – 2022).	54	Director and
President, Russell
Investments Fund
Services, LLC
(2010 – 2023
Director, Russell
Investment
Management, LLC,
Russell Investments
Trust Company and Russell Investments
Financial Services,
LLC (2010 – 2023).

†	For the purpose of determining the number of portfolios overseen by the Directors, “Fund Complex” comprises registered investment companies for which SSGA FM serves as Adviser.

Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS:
Ann M. Carpenter SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	President and Principal Executive Officer; Deputy Treasurer	Term: Indefinite Served: since 10/12 Term: Indefinite Served: since 5/23	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 – present)*; Managing Director, State Street Global Advisors (April 2005 – present).*

Bruce S. Rosenberg SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Served: since 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).
Other Information	21

State Street Real Estate Securities V.I.S. Fund
Other Information, continued — December 31, 2023 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS: (continued)

Chad C. Hallett SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Served: since 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present).

Darlene Anderson-Vasquez SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Served: since 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).

Arthur A. Jensen SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Served: since 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present).

David K. Lancaster SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Served: since 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 – present); Assistant Vice President, State Street Bank and Trust Company (November 2011 – July 2017).*

John Bettencourt SSGA Funds Management, Inc. One Iron Street Boston MA 02210 YOB: 1976	Assistant Treasurer	Term: Indefinite Served: since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (March 2020 – present); Assistant Vice President, State Street Global Advisors (June 2007 – March 2020).

Vedran Vukovic SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Treasurer	Term: Indefinite Served: since 2/24	Vice President, State Street Global Advisors (2023 – present); Assistant Vice President, Brown Brothers Harriman & Co. (2011 – 2023).

Brian Harris SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Served: since 6/16 Term: Indefinite Served: since 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 – present).*
22	Other Information

State Street Real Estate Securities V.I.S. Fund
Other Information, continued — December 31, 2023 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS: (continued)

Andrew J. DeLorme SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1975	Chief Legal Officer	Term: Indefinite Served: since 2/24	Managing Director and Managing Counsel, State Street Global Advisors (March 2023 – present); Counsel, K&L Gates (February 2021 – March 2023); Vice President and Senior Counsel, State Street Global Advisors (August 2014 – February 2021).

David Barr SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Served: since 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 – present); Vice President and Counsel, Eaton Vance Corp. (October 2010 – October 2019).

E. Gerard Maiorana, Jr. SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Secretary	Term: Indefinite Served: Since 5/23	Assistant Vice President, State Street Global Advisors (July 2014 – present).

David Urman SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Served: since 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).

*	Served in various capacities and/or with various affiliated entities during noted time period.
Other Information	23

Directors
Patrick J. Riley, Chairperson
John R. Costantino
Michael A. Jessee
Margaret McLaughlin
George M. Pereira
Donna M. Rapaccioli
Mark E. Swanson
Officers
Ann M. Carpenter, President and Principal Executive Officer; Deputy Treasurer
Bruce S. Rosenberg, Treasurer and Principal Financial Officer
Chad C. Hallett, Deputy Treasurer
Darlene Anderson-Vasquez, Deputy Treasurer
Arthur A. Jensen, Deputy Treasurer
David Lancaster, Assistant Treasurer
John Bettencourt, Assistant Treasurer
Vedran Vukovic, Assistant Treasurer
Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer, Code of Ethics Compliance Officer
Andrew J. DeLorme, Chief Legal Officer
David Barr, Secretary
E. Gerard Maiorana, Jr., Assistant Secretary
David Urman, Assistant Secretary
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, Massachusetts 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, Massachusetts 02210
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Annual Report
December 31, 2023
State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Annual Report
December 31, 2023

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

[This page intentionally left blank]

State Street Total Return V.I.S. Fund
Notes to Performance — December 31, 2023 (Unaudited)
The information provided on the performance page relates to the State Street Total Return V.I.S Fund (the “Fund”).
Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.
The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at www.ssga.com for the most recent month-end performance data.
An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.
The S&P 500® Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap U.S. stock market performance.
The MSCI ACWI ex USA Index is a market-capitalization weighted index designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The MSCI ACWI ex USA Index includes both developed and emerging markets.
The Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate pass-throughs), ABS and CMBS (agency and non-agency).
The results shown for the foregoing indices assume the reinvestment of net dividends or interest and do not reflect fees, expenses, or taxes. As such, the index returns do not reflect the actual cost of investing in the instruments that comprise each index.
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street Total Return V.I.S. Fund and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. ("SSGA FM" or the "Adviser") for investment advisory and administrative services.
Notes to Performance	1

State Street Total Return V.I.S. Fund
Management's Discussion of Fund Performance — December 31, 2023 (Unaudited)
The State Street Total Return V.I.S. Fund (the “Fund”) seeks the highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk. The Fund’s benchmark are the S&P 500 Index, MSCI ACWI ex USA Index, Bloomberg U.S. Aggregate Bond Index (the “Indices”).
For the 12-month period ended December 31, 2023 (the “Reporting Period”), the total return for the Fund’s Class 1 and Class 3 Shares were 15.48% and 15.21% respectively. The total return for the S&P 500 Index was 26,29%. The total return for the MSCI ACWI ex USA Index was 15.62%. The total return for the Bloomberg U.S. Aggregate Bond Index was 5.53%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
Tactical decisions to overweight positioning within global equities, particularly U.S. Large Cap Equity, and underweight U.S. Investment grade fixed income markets were the primary drivers of Fund performance during the Reporting Period relative to the Index.
After a dismal 2022, equity and fixed income markets broadly performed well in 2023. Global equities posted double digit returns despite banking sector woes to start the year, a fragile economic backdrop, and sizable swings in bond yields. Ultimately, the U.S. economy fared better than expected and inflation decelerated through the course of the year, leading to market participants to price easier monetary policy in 2024.
Global equity markets proved resilient in the first quarter of 2023. Stocks broadly started the year strong but the collapse of Silicon Valley Bank and broader concerns around the financial sector in March pulled down banking sector stocks. However, investors took comfort as regulators and central banks intervened to stabilize the sector. The global economy expanded in the second quarter, but momentum slowed in June as activity in the services sector showed signs of moderating. On balance, risk assets rallied in the second quarter as the economic data indicated U.S. inflation was moving in the right direction while the job markets remained healthy. Through the first half of the year, U.S. markets were driven significantly by a select group of stocks known as the ‘Magnificent Seven.’ These stocks were responsible for the majority of the market rally due to optimism around artificial intelligence (“AI”), while the rest of the market remained relatively flat. Global economic growth remained lackluster in the third quarter, with manufacturing activity contracting and the service sector showing signs of deceleration. Risk assets ended the third quarter down amid a sharp increase in interest rates and risk of financial instability in China. A volatile 2023 ended on a cautiously positive note, as developed market central banks generally signaled an end to their respective tightening cycles. Global economic activity also edged higher with service sector activity expanding. Inflation continued to decline during the quarter. During 2023, global growth slowed at divergent rates across key economies – growth in the United States outpaced expectations but growth disappointed elsewhere. In the fourth quarter, risk assets generally rose as rates rallied on the back of anticipated policy easing in 2024. Developed markets registered double-digit gains and outperformed emerging markets. The S&P 500 Index returned 11.69% for the fourth quarter of 2023, while the Russell Small Cap Index returned 14.66% for the quarter. These Indices returned 26.29% and 24.81% respectively for the Reporting Period. Global equity markets ended 2023 with a rally, as recession concerns eased. The MSCI ACWI ex USA Index returned 9.81% over the fourth quarter of 2023 and 15.62% over the Reporting Period.
The tone of the December Federal Open Market Committee (“FOMC”) meeting shifted as Fed Chair, Jerome Powell, did not push against markets pricing of rate cuts in 2024. The U.S. Federal Reserve’s (the “Fed”) had maintained restrictive monetary policy throughout 2023 but signaled multiple rate cuts to the Fed Funds rate over the course of 2024 may be appropriate as economic conditions are expected to weaken. U.S. investment grade bonds fared well in 2023 following a difficult year in 2022. Despite higher yields throughout the year of 2023, U.S. investment grade bonds saw healthy issuance. The Bloomberg U.S. Aggregate Index ended the year up 6.8% for the fourth quarter and returned 5.52% for the Reporting Period. Bloomberg Long U.S. Treasury Index rose by 12.7% for the fourth quarter of 2023 and 3.1% for the Reporting Period. In December, the yields on U.S. high yield bonds declined to the lowest level since August 2022 as spreads narrowed by 73 basis points in the fourth quarter. U.S. high yield defaults picked up through the year but were not high by historic standards. Overall, for the year, the Bloomberg U.S. High Yield Very Liquid Index returned 7.51% for the fourth quarter and 13.76% for the Reporting Period.
2	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Management's Discussion of Fund Performance, continued — December 31, 2023 (Unaudited)
Inflation steadily declined through the year. Core inflation remained a bit sticky as the core services component remained elevated. Market based inflation expectations for the U.S., measured by five-year break-evens, fell by 9 basis points during the fourth quarter to 2.15%. The Bloomberg 1-10 Year U.S. Government Inflation-Linked Bond Index rose 3.77% over the fourth quarter and 4.39% over the Reporting Period.
The Fund used equity futures contracts in order to equitize cash in the portfolio and To-Be-Announced securities (TBAs) to gain cost effective exposure to mortgage-backed securities during the Reporting Period. The Fund’s use of derivatives did not have a material impact on Fund performance.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
State Street Total Return V.I.S. Fund	3

State Street Total Return V.I.S. Fund
Performance Summary — December 31, 2023 (Unaudited)
Sector Allocation
Portfolio composition as a % of Fair Value of $1,366,186 (in thousands) as of December 31, 2023 (a)(b)
Top Ten Largest Holdings
as of December 31, 2023 (as a % of Fair Value) (a)(b)
SPDR Portfolio Aggregate Bond ETF	5.44%
SPDR Bloomberg High Yield Bond ETF	2.96%
Apple, Inc.	2.29%
Microsoft Corp.	2.26%
SPDR Bloomberg International Treasury Bond ETF	2.01%
SPDR Gold Shares	1.99%
SPDR Portfolio Long Term Treasury ETF	1.52%
Amazon.com, Inc.	1.10%
NVIDIA Corp.	0.95%
Alphabet, Inc., Class A	0.67%
Average Annual Total Return for the years ended December 31, 2023
Class 1 Shares (Inception date: 7/1/85)
	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street Total Return V.I.S. Fund	15.48%	6.16%	4.92%	$16,164
S&P 500® Index	26.29%	15.69%	12.03%	$31,149
Bloomberg U.S. Aggregate Bond Index	5.53%	1.10%	1.81%	$11,964
MSCI ACWI ex USA Index	15.62%	7.08%	3.83%	$14,561
Class 3 Shares (Inception date: 5/1/06)
	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street Total Return V.I.S. Fund	15.21%	5.90%	4.66%	$15,770
S&P 500® Index	26.29%	15.69%	12.03%	$31,149
Bloomberg U.S. Aggregate Bond Index	5.53%	1.10%	1.81%	$11,964
MSCI ACWI ex USA Index	15.62%	7.08%	3.83%	$14,561

(a)	Fair Value basis is inclusive of a short-term investment in the State Street Institutional U.S. Government Money Market Fund - Class G Shares.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
4	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Performance Summary, continued — December 31, 2023 (Unaudited)
Class 1 Shares
Change in Value of a $10,000 Investment
Yearly periods ended December 31
Class 3 Shares
Change in Value of a $10,000 Investment
Yearly periods ended December 31

See Notes to Performance beginning on page 1 for further information.
Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the fees or charges that would be associated with variable contracts through which shares of the Fund are offered.
State Street Total Return V.I.S. Fund	5

State Street Total Return V.I.S. Fund
Understanding Your Fund’s Expenses — December 31, 2023 (Unaudited)
As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2023.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.
Class 1	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Beginning Account Value July 1, 2023	$1,000.00	$1,000.00
Ending Account Value December 31, 2023	$1,059.10	$1,022.50
Expenses Paid During Period*	$ 2.80	$ 2.75
Class 3	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Beginning Account Value July 1, 2023	$1,000.00	$1,000.00
Ending Account Value December 31, 2023	$1,058.00	$1,021.20
Expenses Paid During Period*	$ 4.10	$ 4.02
*	Expenses are equal to the Fund's annualized expense ratio of 0.54%** for Class 1 and 0.79%** for Class 3 (for the period July 1, 2023 - December 31, 2023), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year's data.

6	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments — December 31, 2023
	Number of Shares	Fair Value
Domestic Equity - 45.2% †
Common Stock - 45.2%
Advertising - 0.1%
Advantage Solutions, Inc. (a)	4,888	$ 17,695
Boston Omaha Corp., Class A (a)	1,276	20,071
Cardlytics, Inc. (a)	1,712	15,768
Clear Channel Outdoor Holdings, Inc. (a)	18,632	33,910
Emerald Holding, Inc. (a)	546	3,265
Entravision Communications Corp., Class A	3,408	14,211
Integral Ad Science Holding Corp. (a)	2,550	36,694
Interpublic Group of Cos., Inc.	3,942	128,667
Magnite, Inc. (a)	6,456	60,299
Omnicom Group, Inc.	2,027	175,356
PubMatic, Inc., Class A (a)	2,148	35,034
Stagwell, Inc. (a)	4,051	26,858
TechTarget, Inc. (a)	1,267	44,168
Thryv Holdings, Inc. (a)	1,543	31,400
Trade Desk, Inc., Class A (a)	4,811	346,200
		989,596
Aerospace & Defense - 0.7%
AAR Corp. (a)	1,629	101,650
AeroVironment, Inc. (a)	1,256	158,306
AerSale Corp. (a)	1,315	16,694
Archer Aviation, Inc., Class A (a)	7,450	45,743
Astronics Corp. (a)	1,318	22,960
Axon Enterprise, Inc. (a)	800	206,664
Boeing Co. (a)	6,146	1,602,016
BWX Technologies, Inc.	1,000	76,730
Cadre Holdings, Inc.	987	32,462
Curtiss-Wright Corp.	400	89,116
Ducommun, Inc. (a)	700	36,442
Eve Holding, Inc.	1,070	7,832
General Dynamics Corp.	2,715	705,004
HEICO Corp.	500	89,435
HEICO Corp., Class A	1,000	142,440
Hexcel Corp.	1,100	81,125
Howmet Aerospace, Inc.	4,397	237,966
Huntington Ingalls Industries, Inc.	400	103,856
Kaman Corp.	1,405	33,650
Kratos Defense & Security Solutions, Inc. (a)	6,207	125,940
L3Harris Technologies, Inc.	2,080	438,090
Leonardo DRS, Inc. (a)	3,372	67,575
Lockheed Martin Corp.	2,452	1,111,344
Mercury Systems, Inc. (a)	600	21,942
Moog, Inc., Class A	1,372	198,638
National Presto Industries, Inc.	263	21,114
Northrop Grumman Corp.	1,578	738,725
	Number of Shares	Fair Value
Park Aerospace Corp.	964	$ 14,171
Redwire Corp. (a)	404	1,151
Rocket Lab USA, Inc. (a)	13,885	76,784
RTX Corp.	15,886	1,336,648
Spirit AeroSystems Holdings, Inc., Class A (a)	1,100	34,958
Terran Orbital Corp. (a)	2,969	3,385
Textron, Inc.	2,271	182,634
TransDigm Group, Inc.	594	600,890
Triumph Group, Inc. (a)	3,239	53,703
V2X, Inc. (a)	578	26,842
Virgin Galactic Holdings, Inc. (a)	16,347	40,050
Woodward, Inc.	600	81,678
		8,966,353
Agricultural & Farm Machinery - 0.1%
AGCO Corp. (b)	623	75,638
Alamo Group, Inc.	499	104,885
Deere & Co.	2,939	1,175,218
Lindsay Corp.	543	70,134
Titan International, Inc. (a)	2,626	39,075
Toro Co.	1,068	102,517
		1,567,467
Agricultural Products & Services - 0.1%
Alico, Inc.	357	10,382
Archer-Daniels-Midland Co.	5,872	424,076
Benson Hill, Inc. (a)	7,944	1,381
Bunge Global S.A.	1,537	155,160
Darling Ingredients, Inc. (a)	1,600	79,744
Fresh Del Monte Produce, Inc.	1,654	43,417
Ingredion, Inc.	744	80,746
Limoneira Co.	982	20,259
		815,165
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	2,669	47,001
CH Robinson Worldwide, Inc.	1,169	100,990
Expeditors International of Washington, Inc.	1,601	203,647
FedEx Corp.	2,572	650,639
Forward Air Corp.	1,289	81,039
GXO Logistics, Inc. (a)	1,173	71,741
Hub Group, Inc., Class A (a)	1,558	143,243
Radiant Logistics, Inc. (a)	1,858	12,337
United Parcel Service, Inc., Class B	7,892	1,240,859
		2,551,496
Alternative Carriers - 0.0%*
Anterix, Inc. (a)	661	22,025
AST SpaceMobile, Inc. (a)	3,688	22,239

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	7

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
Bandwidth, Inc., Class A (a)	1,337	$ 19,346
Charge Enterprises, Inc. (a)	6,770	772
Cogent Communications Holdings, Inc.	2,149	163,453
EchoStar Corp., Class A (a)	5,968	98,890
Globalstar, Inc. (a)	33,689	65,357
Iridium Communications, Inc.	1,200	49,392
Lumen Technologies, Inc. (a)	49,546	90,669
		532,143
Aluminum - 0.0%*
Alcoa Corp.	2,058	69,972
Century Aluminum Co. (a)	2,668	32,389
Constellium SE (a)	6,267	125,089
Kaiser Aluminum Corp.	758	53,962
Tredegar Corp.	1,338	7,239
		288,651
Apparel Retail - 0.2%
Abercrombie & Fitch Co., Class A (a)	2,362	208,376
American Eagle Outfitters, Inc.	8,832	186,885
Boot Barn Holdings, Inc. (a)	1,472	112,991
Buckle, Inc.	1,500	71,280
Burlington Stores, Inc. (a)	835	162,391
Caleres, Inc.	1,694	52,057
Cato Corp., Class A	921	6,576
Chico's FAS, Inc. (a)	5,862	44,434
Children's Place, Inc. (a)	659	15,302
Designer Brands, Inc., Class A	2,150	19,027
Destination XL Group, Inc. (a)	3,332	14,661
Duluth Holdings, Inc., Class B (a)	917	4,933
Foot Locker, Inc.	4,065	126,625
Gap, Inc.	2,400	50,184
Genesco, Inc. (a)	583	20,527
Guess?, Inc.	1,444	33,299
J Jill, Inc. (a)	279	7,193
Lands' End, Inc. (a)	947	9,053
Revolve Group, Inc. (a)	1,979	32,812
Ross Stores, Inc.	3,685	509,967
Shoe Carnival, Inc.	844	25,497
Stitch Fix, Inc., Class A (a)	4,336	15,480
ThredUp, Inc., Class A (a)	4,042	9,094
Tilly's, Inc., Class A (a)	1,159	8,739
TJX Cos., Inc.	12,653	1,186,978
Torrid Holdings, Inc. (a)	662	3,820
Urban Outfitters, Inc. (a)	3,160	112,780
Victoria's Secret & Co. (a)	739	19,613
Zumiez, Inc. (a)	904	18,387
		3,088,961
Apparel, Accessories & Luxury Goods - 0.1%
Capri Holdings Ltd. (a)	1,105	55,515
	Number of Shares	Fair Value
Carter's, Inc.	400	$ 29,956
Columbia Sportswear Co.	400	31,816
Figs, Inc., Class A (a)	6,223	43,250
Fossil Group, Inc. (a)	3,159	4,612
G-III Apparel Group Ltd. (a)	2,031	69,013
Hanesbrands, Inc.	17,298	77,149
Kontoor Brands, Inc.	2,714	169,408
Lululemon Athletica, Inc. (a)	1,227	627,353
Movado Group, Inc.	780	23,517
Oxford Industries, Inc.	737	73,700
PVH Corp.	600	73,272
Ralph Lauren Corp.	500	72,100
Tapestry, Inc.	2,474	91,068
Under Armour, Inc., Class A (a)	2,700	23,733
Under Armour, Inc., Class C (a)	4,000	33,400
Vera Bradley, Inc. (a)	1,527	11,758
VF Corp.	3,400	63,920
		1,574,540
Application Software - 1.6%
8x8, Inc. (a)	5,737	21,686
ACI Worldwide, Inc. (a)	5,238	160,283
Adobe, Inc. (a)(b)	5,037	3,005,074
Agilysys, Inc. (a)	988	83,802
Alarm.com Holdings, Inc. (a)	2,376	153,537
Alkami Technology, Inc. (a)	1,899	46,051
Altair Engineering, Inc., Class A (a)	2,671	224,765
Alteryx, Inc., Class A (a)	600	28,296
American Software, Inc., Class A	1,800	20,340
Amplitude, Inc., Class A (a)	3,290	41,849
ANSYS, Inc. (a)	971	352,356
Appfolio, Inc., Class A (a)	927	160,593
AppLovin Corp., Class A (a)	2,300	91,655
Asana, Inc., Class A (a)	3,913	74,386
Aspen Technology, Inc. (a)	320	70,448
Atlassian Corp., Class A (a)	1,696	403,411
Aurora Innovation, Inc. (a)	16,177	70,693
Autodesk, Inc. (a)	2,374	578,022
AvePoint, Inc. (a)	7,521	61,747
Bentley Systems, Inc., Class B	2,000	104,360
Bill Holdings, Inc. (a)	992	80,937
Blackbaud, Inc. (a)	2,105	182,503
BlackLine, Inc. (a)	2,800	174,832
Box, Inc., Class A (a)	6,813	174,481
Braze, Inc., Class A (a)	2,598	138,032
C3.ai, Inc., Class A (a)	3,920	112,543
Cadence Design Systems, Inc. (a)	2,951	803,764
CCC Intelligent Solutions Holdings, Inc. (a)	3,000	34,170
Cerence, Inc. (a)	2,009	39,497

See Notes to Schedule of Investments and Notes to Financial Statements.
8	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
Cipher Mining, Inc. (a)	2,185	$ 9,024
Cleanspark, Inc. (a)	7,458	82,262
Clear Secure, Inc., Class A	4,115	84,975
Confluent, Inc., Class A (a)	1,800	42,120
Consensus Cloud Solutions, Inc. (a)	995	26,079
CoreCard Corp. (a)	428	5,919
CS Disco, Inc. (a)	1,287	9,768
Datadog, Inc., Class A (a)	2,996	363,654
Digimarc Corp. (a)	718	25,934
Digital Turbine, Inc. (a)	4,767	32,702
DocuSign, Inc. (a)	2,089	124,191
Domo, Inc., Class B (a)	1,550	15,950
DoubleVerify Holdings, Inc. (a)	1,300	47,814
Dropbox, Inc., Class A (a)	2,600	76,648
Dynatrace, Inc. (a)	2,800	153,132
E2open Parent Holdings, Inc. (a)	8,722	38,290
eGain Corp. (a)	1,301	10,837
Elastic NV (a)	900	101,430
Enfusion, Inc., Class A (a)	2,075	20,128
EngageSmart, Inc. (a)	2,378	54,456
Envestnet, Inc. (a)	2,478	122,711
Everbridge, Inc. (a)	1,982	48,182
EverCommerce, Inc. (a)	1,177	12,982
Expensify, Inc., Class A (a)	3,148	7,776
Fair Isaac Corp. (a)	266	309,627
Five9, Inc. (a)	800	62,952
Freshworks, Inc., Class A Revenue (a)	7,833	183,997
Guidewire Software, Inc. (a)	800	87,232
HashiCorp, Inc., Class A (a)	1,400	33,096
HubSpot, Inc. (a)	518	300,720
Informatica, Inc., Class A (a)	1,000	28,390
Instructure Holdings, Inc. (a)	985	26,605
Intapp, Inc. (a)	1,380	52,468
InterDigital, Inc.	1,275	138,388
Intuit, Inc.	3,044	1,902,591
Jamf Holding Corp. (a)	3,425	61,856
Kaltura, Inc. (a)	4,889	9,534
LivePerson, Inc. (a)	3,971	15,050
LiveRamp Holdings, Inc. (a)	3,256	123,337
Manhattan Associates, Inc. (a)	631	135,867
Marathon Digital Holdings, Inc. (a)	10,303	242,017
Matterport, Inc. (a)	12,466	33,534
MeridianLink, Inc. (a)	1,329	32,919
MicroStrategy, Inc., Class A (a)	592	373,919
Mitek Systems, Inc. (a)	2,158	28,140
Model N, Inc. (a)	1,801	48,501
nCino, Inc. (a)	500	16,815
NCR Voyix Corp. (a)	1,300	21,983
NextNav, Inc. (a)	2,812	12,513
Nutanix, Inc., Class A (a)	3,000	143,070
	Number of Shares	Fair Value
Olo, Inc., Class A (a)	5,149	$ 29,452
ON24, Inc.	1,859	14,649
PagerDuty, Inc. (a)	4,385	101,513
Palantir Technologies, Inc., Class A (a)	20,529	352,483
Pegasystems, Inc.	700	34,202
PowerSchool Holdings, Inc., Class A (a)	2,749	64,766
Procore Technologies, Inc. (a)	800	55,376
PROS Holdings, Inc. (a)	2,204	85,493
PTC, Inc. (a)	1,348	235,846
Q2 Holdings, Inc. (a)	2,816	122,243
Red Violet, Inc. (a)	640	12,781
Rimini Street, Inc. (a)	2,472	8,083
RingCentral, Inc., Class A (a)	900	30,555
Riot Platforms, Inc. (a)	9,181	142,030
Roper Technologies, Inc.	1,175	640,575
Salesforce, Inc. (a)	10,421	2,742,182
SEMrush Holdings, Inc., Class A (a)	1,745	23,837
Smartsheet, Inc., Class A (a)	1,400	66,948
SoundHound AI, Inc., Class A (a)	7,624	16,163
SoundThinking, Inc. (a)	429	10,957
Splunk, Inc. (a)	1,710	260,518
Sprinklr, Inc., Class A (a)	5,373	64,691
Sprout Social, Inc., Class A (a)	2,369	145,551
SPS Commerce, Inc. (a)	1,780	345,035
Synopsys, Inc. (a)	1,682	866,079
Terawulf, Inc. (a)	7,663	18,391
Tyler Technologies, Inc. (a)	450	188,154
Unity Software, Inc. (a)	3,198	130,766
Verint Systems, Inc. (a)	3,080	83,252
Veritone, Inc. (a)	1,607	2,909
Viant Technology, Inc., Class A (a)	600	4,134
Weave Communications, Inc. (a)	1,821	20,887
Workday, Inc., Class A (a)	2,210	610,093
Workiva, Inc. (a)	2,434	247,124
Yext, Inc. (a)	4,993	29,409
Zeta Global Holdings Corp., Class A (a)	6,623	58,415
Zoom Video Communications, Inc., Class A (a)	2,974	213,860
		21,515,600
Asset Management & Custody Banks - 0.5%
Affiliated Managers Group, Inc. (b)	400	60,568
AlTi Global, Inc. (a)	1,236	10,827
Ameriprise Financial, Inc.	1,167	443,262
ARES Management Corp., Class A	1,822	216,672
Artisan Partners Asset Management, Inc., Class A	3,043	134,440

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	9

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
AssetMark Financial Holdings, Inc. (a)	1,101	$ 32,975
Bank of New York Mellon Corp.	8,506	442,737
BlackRock, Inc.	1,656	1,344,341
Blackstone, Inc.	7,812	1,022,747
Blue Owl Capital, Inc.	4,400	65,560
Brightsphere Investment Group, Inc.	1,629	31,212
Carlyle Group, Inc.	2,051	83,455
Cohen & Steers, Inc.	1,282	97,086
Diamond Hill Investment Group, Inc.	147	24,342
Franklin Resources, Inc.	3,600	107,244
GCM Grosvenor, Inc., Class A	2,322	20,805
Hamilton Lane, Inc., Class A	1,767	200,449
Invesco Ltd.	4,300	76,712
Janus Henderson Group PLC	1,100	33,165
KKR & Co., Inc.	7,505	621,789
Northern Trust Corp.	2,132	179,898
P10, Inc., Class A	2,172	22,198
SEI Investments Co.	1,000	63,550
Silvercrest Asset Management Group, Inc., Class A	496	8,432
State Street Corp. (c)	3,361	260,343
StepStone Group, Inc., Class A	2,653	84,445
T Rowe Price Group, Inc.	2,357	253,825
TPG, Inc.	900	38,853
Victory Capital Holdings, Inc., Class A	1,328	45,736
Virtus Investment Partners, Inc.	341	82,440
WisdomTree, Inc.	6,719	46,563
		6,156,671
Automobile Manufacturers - 0.7%
Fisker, Inc. (a)	10,262	17,959
Ford Motor Co.	42,491	517,965
General Motors Co.	14,927	536,178
Lucid Group, Inc. (a)	7,700	32,417
Rivian Automotive, Inc., Class A (a)	6,800	159,528
Stellantis NV	22,875	534,437
Tesla, Inc. (a)	30,477	7,572,925
Thor Industries, Inc.	534	63,145
Winnebago Industries, Inc.	1,450	105,676
Workhorse Group, Inc. (a)	7,669	2,761
		9,542,991
Automotive Parts & Equipment - 0.2%
Adient PLC (a)	4,531	164,747
American Axle & Manufacturing Holdings, Inc. (a)	5,557	48,957
Aptiv PLC (a)	3,091	277,325
	Number of Shares	Fair Value
Atmus Filtration Technologies, Inc. (a)	843	$ 19,802
BorgWarner, Inc.	2,386	85,538
Cooper-Standard Holdings, Inc. (a)	953	18,622
Dana, Inc.	6,436	94,030
Dorman Products, Inc. (a)	1,302	108,600
Fox Factory Holding Corp. (a)	2,115	142,720
Gentex Corp.	2,958	96,608
Gentherm, Inc. (a)	1,630	85,347
Holley, Inc. (a)	2,944	14,337
LCI Industries	1,193	149,972
Lear Corp.	600	84,726
Luminar Technologies, Inc. (a)	12,888	43,433
Modine Manufacturing Co. (a)	2,552	152,355
Patrick Industries, Inc.	1,055	105,869
Phinia, Inc.	577	17,477
QuantumScape Corp. (a)	2,200	15,290
Solid Power, Inc. (a)	8,527	12,364
Standard Motor Products, Inc.	1,027	40,885
Stoneridge, Inc. (a)	1,325	25,930
Visteon Corp. (a)	1,333	166,492
XPEL, Inc. (a)	1,078	58,050
		2,029,476
Automotive Retail - 0.2%
Advance Auto Parts, Inc.	698	42,599
America's Car-Mart, Inc. (a)	269	20,382
Arko Corp.	4,047	33,388
Asbury Automotive Group, Inc. (a)	1,002	225,420
AutoNation, Inc. (a)	282	42,351
AutoZone, Inc. (a)	185	478,338
Camping World Holdings, Inc., Class A	2,041	53,596
CarMax, Inc. (a)	1,900	145,806
CarParts.com, Inc. (a)	2,475	7,821
Carvana Co. (a)	4,648	246,065
EVgo, Inc. (a)	5,568	19,933
Group 1 Automotive, Inc.	660	201,128
Lazydays Holdings, Inc. (a)	484	3,412
Lithia Motors, Inc.	300	98,784
Monro, Inc.	1,520	44,597
Murphy USA, Inc.	200	71,312
OneWater Marine, Inc., Class A (a)	558	18,855
O'Reilly Automotive, Inc. (a)	651	618,502
Penske Automotive Group, Inc.	170	27,287
Sonic Automotive, Inc., Class A	761	42,776
Valvoline, Inc.	1,100	41,338
		2,483,690

See Notes to Schedule of Investments and Notes to Financial Statements.
10	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
Biotechnology - 1.5%
2seventy bio, Inc. (a)	2,854	$ 12,187
4D Molecular Therapeutics, Inc. (a)	1,882	38,129
89bio, Inc. (a)	3,275	36,582
Aadi Bioscience, Inc. (a)	1,122	2,266
AbbVie, Inc. (b)	19,472	3,017,576
ACADIA Pharmaceuticals, Inc. (a)	5,852	183,226
ACELYRIN, Inc. (a)	1,701	12,689
Acrivon Therapeutics, Inc. (a)	376	1,850
Actinium Pharmaceuticals, Inc. (a)	1,534	7,793
Adicet Bio, Inc. (a)	1,535	2,901
ADMA Biologics, Inc. (a)	10,211	46,154
Aduro Biotech, Inc.	4,580	595
Aerovate Therapeutics, Inc. (a)	461	10,432
Agenus, Inc. (a)	19,502	16,146
Agios Pharmaceuticals, Inc. (a)	2,765	61,577
Akero Therapeutics, Inc. (a)	2,443	57,044
Aldeyra Therapeutics, Inc. (a)	2,558	8,979
Alector, Inc. (a)	3,218	25,680
Alkermes PLC (a)	8,024	222,586
Allakos, Inc. (a)	3,894	10,631
Allogene Therapeutics, Inc. (a)	4,225	13,562
Allovir, Inc. (a)	3,038	2,065
Alnylam Pharmaceuticals, Inc. (a)	1,281	245,196
Alpine Immune Sciences, Inc. (a)	1,724	32,859
Altimmune, Inc. (a)	2,245	25,256
ALX Oncology Holdings, Inc. (a)	987	14,696
Amgen, Inc.	5,929	1,707,671
Amicus Therapeutics, Inc. (a)	13,913	197,425
AnaptysBio, Inc. (a)	947	20,285
Anavex Life Sciences Corp. (a)	3,531	32,874
Anika Therapeutics, Inc. (a)	821	18,604
Annexon, Inc. (a)	2,885	13,098
Apellis Pharmaceuticals, Inc. (a)	1,000	59,860
Apogee Therapeutics, Inc.	1,001	27,968
Arbutus Biopharma Corp. (a)	6,956	17,390
Arcellx, Inc. (a)	1,874	104,007
Arcturus Therapeutics Holdings, Inc. (a)	1,169	36,859
Arcus Biosciences, Inc. (a)	2,548	48,667
Arcutis Biotherapeutics, Inc. (a)	2,598	8,392
Ardelyx, Inc. (a)	10,419	64,598
Arrowhead Pharmaceuticals, Inc. (a)	5,008	153,245
ARS Pharmaceuticals, Inc. (a)	1,406	7,705
	Number of Shares	Fair Value
Astria Therapeutics, Inc. (a)	1,452	$ 11,151
Atara Biotherapeutics, Inc. (a)	4,598	2,358
Aura Biosciences, Inc. (a)	1,527	13,529
Avid Bioservices, Inc. (a)	3,088	20,072
Avidity Biosciences, Inc. (a)	3,539	32,028
Avita Medical, Inc. (a)	1,212	16,629
Beam Therapeutics, Inc. (a)	3,442	93,691
BioAtla, Inc. (a)	1,541	3,791
BioCryst Pharmaceuticals, Inc. (a)	9,437	56,528
Biogen, Inc. (a)	1,592	411,962
Biohaven Ltd. (a)	3,294	140,983
BioMarin Pharmaceutical, Inc. (a)	1,989	191,779
Biomea Fusion, Inc. (a)	1,095	15,899
Bioxcel Therapeutics, Inc. (a)	871	2,569
Bluebird Bio, Inc. (a)	5,833	8,050
Blueprint Medicines Corp. (a)	2,943	271,462
Bridgebio Pharma, Inc. (a)	5,538	223,569
Cabaletta Bio, Inc. (a)	1,619	36,751
CareDx, Inc. (a)	2,615	31,380
Caribou Biosciences, Inc. (a)	4,024	23,058
Carisma Therapeutics, Inc.	1,665	4,878
Cartesian Therapeutics, Inc. (a)	7,221	4,978
Cartesian Therapeutics, Inc.	7,221	1,300
Catalyst Pharmaceuticals, Inc. (a)	4,934	82,941
Celcuity, Inc. (a)	1,024	14,920
Celldex Therapeutics, Inc. (a)	2,284	90,583
Century Therapeutics, Inc. (a)	612	2,032
Cerevel Therapeutics Holdings, Inc. (a)	3,370	142,888
Chinook Therapeutics, Inc.	2,824	1,101
Cogent Biosciences, Inc. (a)	4,263	25,066
Coherus Biosciences, Inc. (a)	5,363	17,859
Compass Therapeutics, Inc. (a)	5,218	8,140
Crinetics Pharmaceuticals, Inc. (a)	3,194	113,643
CSL Ltd.	5,002	978,369
Cue Biopharma, Inc. (a)	1,204	3,179
Cullinan Oncology, Inc. (a)	1,139	11,606
Cytokinetics, Inc. (a)	4,495	375,288
Day One Biopharmaceuticals, Inc. (a)	2,961	43,231
Deciphera Pharmaceuticals, Inc. (a)	2,541	40,986
Denali Therapeutics, Inc. (a)	5,840	125,326
Design Therapeutics, Inc. (a)	1,688	4,473
Disc Medicine, Inc. (a)	475	27,436
Dynavax Technologies Corp. (a)	6,391	89,346
Dyne Therapeutics, Inc. (a)	2,050	27,265
Eagle Pharmaceuticals, Inc. (a)	607	3,175

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	11

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
Editas Medicine, Inc. (a)	3,888	$ 39,385
Emergent BioSolutions, Inc. (a)	2,883	6,919
Enanta Pharmaceuticals, Inc. (a)	1,124	10,577
Entrada Therapeutics, Inc. (a)	1,181	17,821
Erasca, Inc. (a)	3,602	7,672
Exact Sciences Corp. (a)	2,100	155,358
Exelixis, Inc. (a)	3,200	76,768
Fate Therapeutics, Inc. (a)	4,845	18,120
FibroGen, Inc. (a)	3,057	2,709
Foghorn Therapeutics, Inc. (a)	1,203	7,759
Genelux Corp. (a)	1,007	14,108
Generation Bio Co. (a)	2,581	4,259
Geron Corp. (a)	26,088	55,046
Gilead Sciences, Inc.	13,955	1,130,495
Graphite Bio, Inc. (a)	976	2,557
Gritstone bio, Inc. (a)	5,007	10,214
Halozyme Therapeutics, Inc. (a)	6,283	232,220
Heron Therapeutics, Inc. (a)	5,147	8,750
HilleVax, Inc. (a)	1,184	19,003
Humacyte, Inc. (a)	3,612	10,258
Icosavax, Inc. (a)	1,371	21,607
Ideaya Biosciences, Inc. (a)	2,996	106,598
IGM Biosciences, Inc. (a)	539	4,479
Immuneering Corp., Class A (a)	1,303	9,577
ImmunityBio, Inc. (a)	6,566	32,961
ImmunoGen, Inc. (a)	11,614	344,355
Immunovant, Inc. (a)	2,667	112,361
Incyte Corp. (a)	1,946	122,189
Inhibrx, Inc. (a)	1,724	65,512
Inozyme Pharma, Inc. (a)	1,990	8,477
Insmed, Inc. (a)	6,679	206,982
Intellia Therapeutics, Inc. (a)	4,368	133,180
Ionis Pharmaceuticals, Inc. (a)	1,500	75,885
Iovance Biotherapeutics, Inc. (a)	11,276	91,674
Ironwood Pharmaceuticals, Inc. (a)	6,813	77,941
iTeos Therapeutics, Inc. (a)	1,196	13,096
Janux Therapeutics, Inc. (a)	862	9,249
KalVista Pharmaceuticals, Inc. (a)	1,379	16,893
Karuna Therapeutics, Inc. (a)	400	126,604
Karyopharm Therapeutics, Inc. (a)	6,758	5,846
Keros Therapeutics, Inc. (a)	1,121	44,571
Kezar Life Sciences, Inc. (a)	2,657	2,517
Kiniksa Pharmaceuticals Ltd., Class A (a)	1,578	27,678
Kodiak Sciences, Inc. (a)	1,076	3,271
Krystal Biotech, Inc. (a)	1,069	132,620
Kura Oncology, Inc. (a)	3,339	48,015
Kymera Therapeutics, Inc. (a)	1,890	48,119
	Number of Shares	Fair Value
Larimar Therapeutics, Inc. (a)	894	$ 4,068
Legend Biotech Corp. ADR (a)	1,100	66,187
Lexicon Pharmaceuticals, Inc. (a)	4,215	6,449
Lineage Cell Therapeutics, Inc. (a)	7,531	8,209
Lyell Immunopharma, Inc. (a)	8,855	17,179
MacroGenics, Inc. (a)	2,935	28,235
Madrigal Pharmaceuticals, Inc. (a)	714	165,205
MannKind Corp. (a)	12,368	45,020
MeiraGTx Holdings PLC (a)	1,671	11,730
Merrimack Pharmaceuticals, Inc. (a)	642	8,609
Mersana Therapeutics, Inc. (a)	6,315	14,651
MiMedx Group, Inc. (a)	5,622	49,305
Mineralys Therapeutics, Inc. (a)	855	7,353
Mirati Therapeutics, Inc. (a)	500	29,375
Mirum Pharmaceuticals, Inc. (a)	1,270	37,490
Moderna, Inc. (a)	3,708	368,761
Monte Rosa Therapeutics, Inc. (a)	1,484	8,385
Morphic Holding, Inc. (a)	1,793	51,782
Mural Oncology PLC (a)	873	5,168
Myriad Genetics, Inc. (a)	3,976	76,101
Natera, Inc. (a)	1,100	68,904
Neurocrine Biosciences, Inc. (a)	1,000	131,760
Nkarta, Inc. (a)	1,076	7,102
Novavax, Inc. (a)	4,359	20,923
Nurix Therapeutics, Inc. (a)	2,392	24,685
Nuvalent, Inc., Class A (a)	1,323	97,360
Nuvectis Pharma, Inc.	496	4,137
Ocean Biomedical, Inc. (a)	304	201
Olema Pharmaceuticals, Inc. (a)	1,476	20,708
Omega Therapeutics, Inc. (a)	849	2,556
Organogenesis Holdings, Inc. (a)	4,068	16,638
ORIC Pharmaceuticals, Inc. (a)	2,140	19,688
Outlook Therapeutics, Inc. (a)	9,992	3,937
Ovid therapeutics, Inc. (a)	3,406	10,967
PDS Biotechnology Corp. (a)	1,640	8,151
PepGen, Inc. (a)	719	4,889
PMV Pharmaceuticals, Inc. (a)	2,176	6,746
Poseida Therapeutics, Inc. (a)	4,029	13,537
Precigen, Inc. (a)	6,491	8,698
Prelude Therapeutics, Inc. (a)	1,222	5,218
Prime Medicine, Inc. (a)	1,999	17,711
ProKidney Corp. (a)	2,310	4,112
Protagonist Therapeutics, Inc. (a)	2,796	64,112
Protalix BioTherapeutics, Inc.	4,094	7,287

See Notes to Schedule of Investments and Notes to Financial Statements.
12	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
PTC Therapeutics, Inc. (a)	3,495	$ 96,322
Rallybio Corp. (a)	1,795	4,290
RAPT Therapeutics, Inc. (a)	1,475	36,654
RayzeBio, Inc. (a)	1,000	62,170
Recursion Pharmaceuticals, Inc., Class A (a)	6,795	66,999
Regeneron Pharmaceuticals, Inc. (a)	1,111	975,780
REGENXBIO, Inc. (a)	1,970	35,362
Relay Therapeutics, Inc. (a)	4,389	48,323
Reneo Pharmaceuticals, Inc. (a)	820	1,312
Replimune Group, Inc. (a)	2,253	18,993
REVOLUTION Medicines, Inc. (a)	6,947	199,240
Rhythm Pharmaceuticals, Inc. (a)	2,536	116,580
Rigel Pharmaceuticals, Inc. (a)	9,861	14,298
Rocket Pharmaceuticals, Inc. (a)	3,123	93,596
Roivant Sciences Ltd. (a)	4,900	55,027
Sage Therapeutics, Inc. (a)	2,584	55,995
Sagimet Biosciences, Inc., Class A	276	1,496
Sana Biotechnology, Inc. (a)	4,708	19,209
Sangamo Therapeutics, Inc. (a)	6,601	3,586
Sarepta Therapeutics, Inc. (a)	900	86,787
Savara, Inc. (a)	4,955	23,289
Scholar Rock Holding Corp. (a)	2,762	51,926
Seres Therapeutics, Inc. (a)	5,387	7,542
SpringWorks Therapeutics, Inc. (a)	3,316	121,034
Stoke Therapeutics, Inc. (a)	1,137	5,981
Summit Therapeutics, Inc. (a)	6,688	17,456
Sutro Biopharma, Inc. (a)	3,454	14,818
Syndax Pharmaceuticals, Inc. (a)	3,227	69,735
Tango Therapeutics, Inc. (a)	2,348	23,245
Tenaya Therapeutics, Inc. (a)	2,852	9,240
TG Therapeutics, Inc. (a)	6,781	115,819
Travere Therapeutics, Inc. (a)	3,505	31,510
Twist Bioscience Corp. (a)	2,803	103,319
Tyra Biosciences, Inc. (a)	664	9,196
Ultragenyx Pharmaceutical, Inc. (a)	700	33,474
United Therapeutics Corp. (a)	511	112,364
UroGen Pharma Ltd. (a)	1,077	16,155
Vanda Pharmaceuticals, Inc. (a)	2,958	12,483
Vaxcyte, Inc. (a)	4,541	285,175
Vaxxinity, Inc., Class A (a)	1,485	1,262
Vera Therapeutics, Inc. (a)	1,693	26,038
Veracyte, Inc. (a)	3,593	98,843
Vericel Corp. (a)	2,346	83,541
	Number of Shares	Fair Value
Vertex Pharmaceuticals, Inc. (a)	2,881	$ 1,172,250
Verve Therapeutics, Inc. (a)	2,453	34,195
Vigil Neuroscience, Inc. (a)	1,022	3,454
Viking Therapeutics, Inc. (a)	4,738	88,174
Vir Biotechnology, Inc. (a)	4,062	40,864
Viridian Therapeutics, Inc. (a)	2,040	44,431
Vor BioPharma, Inc. (a)	1,313	2,954
Voyager Therapeutics, Inc. (a)	1,766	14,905
X4 Pharmaceuticals, Inc. (a)	7,292	6,114
Xencor, Inc. (a)	2,888	61,312
XOMA Corp. (a)	459	8,492
Y-mAbs Therapeutics, Inc. (a)	2,122	14,472
Zentalis Pharmaceuticals, Inc. (a)	2,745	41,587
Zymeworks, Inc. (a)	2,506	26,037
		20,600,802
Brewers - 0.0%*
Boston Beer Co., Inc., Class A (a)	114	39,397
Molson Coors Beverage Co., Class B	1,800	110,178
		149,575
Broadcasting - 0.0%*
AMC Networks, Inc., Class A (a)	1,576	29,613
EW Scripps Co., Class A (a)	2,981	23,818
Fox Corp., Class A	2,800	83,076
Fox Corp., Class B	1,200	33,180
Gray Television, Inc.	3,996	35,804
iHeartMedia, Inc., Class A (a)	5,643	15,067
Nexstar Media Group, Inc.	324	50,787
Paramount Global, Class B	7,504	110,984
Sinclair, Inc.	1,795	23,389
TEGNA, Inc.	9,746	149,114
Townsquare Media, Inc., Class A	744	7,857
Urban One, Inc. (a)	1,369	5,178
		567,867
Broadline Retail - 1.2%
Amazon.com, Inc. (a)	99,120	15,060,293
Big Lots, Inc.	1,310	10,205
ContextLogic, Inc., Class A (a)	956	5,688
Dillard's, Inc., Class A	171	69,024
eBay, Inc.	6,048	263,814
Etsy, Inc. (a)	1,291	104,635
Kohl's Corp.	1,200	34,416
Macy's, Inc.	3,000	60,360
Nordstrom, Inc.	1,600	29,520
Ollie's Bargain Outlet Holdings, Inc. (a)	600	45,534

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	13

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
Savers Value Village, Inc. (a)	1,331	$ 23,133
		15,706,622
Building Products - 0.4%
A O Smith Corp.	1,506	124,155
AAON, Inc.	3,280	242,294
Advanced Drainage Systems, Inc.	700	98,448
Allegion PLC	956	121,116
American Woodmark Corp. (a)	807	74,930
Apogee Enterprises, Inc.	1,081	57,736
Armstrong World Industries, Inc.	500	49,160
AZEK Co., Inc. (a)	1,400	53,550
AZZ, Inc.	1,218	70,754
Builders FirstSource, Inc. (a)	1,300	217,022
Carlisle Cos., Inc.	580	181,209
Carrier Global Corp.	9,092	522,335
CSW Industrials, Inc.	744	154,313
Fortune Brands Innovations, Inc.	1,435	109,261
Gibraltar Industries, Inc. (a)	1,512	119,418
Griffon Corp.	2,087	127,203
Hayward Holdings, Inc. (a)	1,700	23,120
Insteel Industries, Inc.	941	36,031
Janus International Group, Inc. (a)	4,140	54,027
JELD-WEN Holding, Inc. (a)	4,189	79,088
Johnson Controls International PLC	7,495	432,012
Lennox International, Inc.	400	179,008
Masco Corp.	2,700	180,846
Masonite International Corp. (a)	1,099	93,041
Masterbrand, Inc. (a)	6,407	95,144
Owens Corning	1,099	162,905
PGT Innovations, Inc. (a)	2,802	114,041
Quanex Building Products Corp.	1,615	49,370
Resideo Technologies, Inc. (a)	7,260	136,633
Simpson Manufacturing Co., Inc.	2,082	412,194
Trane Technologies PLC	2,513	612,921
Trex Co., Inc. (a)	1,096	90,738
UFP Industries, Inc.	2,913	365,727
Zurn Elkay Water Solutions Corp.	7,159	210,546
		5,650,296
Cable & Satellite - 0.2%
Cable One, Inc.	64	35,622
Charter Communications, Inc., Class A (a)	1,123	436,487
Comcast Corp., Class A	44,189	1,937,687
Liberty Broadband Corp., Class A (a)	300	24,192
	Number of Shares	Fair Value
Liberty Broadband Corp., Class C (a)	1,300	$ 104,767
Liberty Media Corp.-Liberty SiriusXM, Class A	1,200	34,488
Liberty Media Corp.-Liberty SiriusXM, Class C (a)	1,497	43,084
Sirius XM Holdings, Inc.	7,300	39,931
WideOpenWest, Inc. (a)	2,634	10,668
		2,666,926
Cargo Ground Transportation - 0.1%
ArcBest Corp.	1,148	138,001
Covenant Logistics Group, Inc.	431	19,843
Daseke, Inc. (a)	1,887	15,285
Heartland Express, Inc.	2,189	31,215
JB Hunt Transport Services, Inc.	854	170,578
Knight-Swift Transportation Holdings, Inc.	1,622	93,508
Landstar System, Inc.	344	66,616
Marten Transport Ltd.	2,894	60,716
Old Dominion Freight Line, Inc.	1,084	439,378
PAM Transportation Services, Inc. (a)	378	7,855
RXO, Inc. (a)	5,757	133,908
Ryder System, Inc.	594	68,346
Saia, Inc. (a)	337	147,680
Schneider National, Inc., Class B	800	20,360
TuSimple Holdings, Inc., Class A (a)	9,718	8,530
U-Haul Holding Co.	1,247	87,839
Universal Logistics Holdings, Inc.	360	10,087
Werner Enterprises, Inc.	3,138	132,957
XPO, Inc. (a)	1,200	105,108
		1,757,810
Casinos & Gaming - 0.1%
Accel Entertainment, Inc. (a)	2,703	27,760
Bally's Corp. (a)	1,594	22,220
Boyd Gaming Corp.	900	56,349
Caesars Entertainment, Inc. (a)	2,559	119,966
Century Casinos, Inc. (a)	1,371	6,691
Churchill Downs, Inc.	800	107,944
DraftKings, Inc., Class A (a)	4,500	158,625
Everi Holdings, Inc. (a)	3,997	45,046
Full House Resorts, Inc. (a)	1,622	8,710
Golden Entertainment, Inc.	982	39,211
Inspired Entertainment, Inc. (a)	1,211	11,965
International Game Technology PLC	5,388	147,685

See Notes to Schedule of Investments and Notes to Financial Statements.
14	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
Las Vegas Sands Corp.	4,059	$ 199,743
Light & Wonder, Inc. (a)	4,430	363,747
MGM Resorts International	3,000	134,040
Monarch Casino & Resort, Inc.	656	45,362
Penn Entertainment, Inc. (a)	1,700	44,234
PlayAGS, Inc. (a)	2,076	17,501
Red Rock Resorts, Inc., Class A	2,356	125,646
Rush Street Interactive, Inc. (a)	3,062	13,748
Wynn Resorts Ltd.	1,070	97,488
		1,793,681
Coal & Consumable Fuels - 0.0%*
Centrus Energy Corp., Class A (a)	574	31,231
CONSOL Energy, Inc.	1,475	148,282
Energy Fuels, Inc. (a)	7,700	55,363
Enviva, Inc.	1,760	1,753
Hallador Energy Co. (a)	1,281	11,324
NACCO Industries, Inc., Class A	210	7,665
Peabody Energy Corp.	5,514	134,100
Uranium Energy Corp. (a)	18,223	116,627
		506,345
Commercial & Residential Mortgage Finance - 0.1%
Enact Holdings, Inc.	1,458	42,122
Essent Group Ltd.	5,076	267,708
Federal Agricultural Mortgage Corp., Class C	450	86,049
Finance of America Cos., Inc., Class A (a)	3,696	4,066
Merchants Bancorp	802	34,149
MGIC Investment Corp.	2,500	48,225
Mr Cooper Group, Inc. (a)	3,120	203,174
NMI Holdings, Inc., Class A (a)	3,893	115,544
Ocwen Financial Corp. (a)	375	11,535
PennyMac Financial Services, Inc.	1,262	111,523
Radian Group, Inc.	7,614	217,380
Rocket Cos., Inc., Class A (a)	2,200	31,856
Security National Financial Corp., Class A (a)	802	7,218
Velocity Financial, Inc. (a)	557	9,592
Walker & Dunlop, Inc.	1,536	170,511
Waterstone Financial, Inc.	919	13,050
		1,373,702
Commercial Printing - 0.0%*
Deluxe Corp.	2,114	45,345
Ennis, Inc.	1,282	28,089
Quad/Graphics, Inc. (a)	1,858	10,070
		83,504
	Number of Shares	Fair Value
Commodity Chemicals - 0.1%
AdvanSix, Inc.	1,298	$ 38,888
Cabot Corp.	2,681	223,864
Core Molding Technologies, Inc. (a)	444	8,227
Dow, Inc.	7,686	421,500
Hawkins, Inc.	949	66,829
Koppers Holdings, Inc.	982	50,298
Kronos Worldwide, Inc.	1,114	11,073
LyondellBasell Industries N.V., Class A	2,934	278,965
Mativ Holdings, Inc.	2,716	41,582
Olin Corp.	1,390	74,991
Origin Materials, Inc. (a)	5,385	4,503
PureCycle Technologies, Inc. (a)	6,307	25,543
Trinseo PLC	1,773	14,840
Tronox Holdings PLC	5,765	81,632
Westlake Corp.	300	41,988
		1,384,723
Communications Equipment - 0.3%
ADTRAN Holdings, Inc.	3,917	28,751
Arista Networks, Inc. (a)	2,753	648,359
Aviat Networks, Inc. (a)	555	18,126
Calix, Inc. (a)	2,921	127,619
Cambium Networks Corp. (a)	575	3,450
Ciena Corp. (a)	1,479	66,570
Cisco Systems, Inc.	44,756	2,261,073
Clearfield, Inc. (a)	631	18,349
CommScope Holding Co., Inc. (a)	10,332	29,136
Comtech Telecommunications Corp.	1,542	12,999
Digi International, Inc. (a)	1,662	43,212
DZS, Inc. (a)	1,034	2,037
Extreme Networks, Inc. (a)	6,242	110,109
F5, Inc. (a)	600	107,388
Harmonic, Inc. (a)	5,396	70,364
Infinera Corp. (a)	9,714	46,142
Juniper Networks, Inc.	3,355	98,905
KVH Industries, Inc. (a)	1,204	6,333
Lumentum Holdings, Inc. (a)	800	41,936
Motorola Solutions, Inc.	1,829	572,642
NETGEAR, Inc. (a)	1,591	23,197
NetScout Systems, Inc. (a)	3,357	73,686
Ribbon Communications, Inc. (a)	4,997	14,491
Viasat, Inc. (a)	1,900	53,105
Viavi Solutions, Inc. (a)	10,932	110,085
		4,588,064
Computer & Electronics Retail - 0.0%*
Best Buy Co., Inc.	2,338	183,019
GameStop Corp., Class A (a)	2,500	43,825

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	15

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
Upbound Group, Inc.	2,719	$ 92,364
		319,208
Construction & Engineering - 0.2%
AECOM	1,400	129,402
Ameresco, Inc., Class A (a)	1,527	48,360
API Group Corp. (a)	10,143	350,948
Arcosa, Inc.	2,345	193,791
Argan, Inc.	641	29,992
Bowman Consulting Group Ltd. (a)	583	20,708
Comfort Systems USA, Inc.	1,717	353,135
Concrete Pumping Holdings, Inc. (a)	1,296	10,627
Construction Partners, Inc., Class A (a)	1,982	86,257
Dycom Industries, Inc. (a)	1,384	159,285
EMCOR Group, Inc.	500	107,715
Ferrovial SE	5,269	192,190
Fluor Corp. (a)	6,910	270,665
Granite Construction, Inc.	2,182	110,977
Great Lakes Dredge & Dock Corp. (a)	3,299	25,336
IES Holdings, Inc. (a)	413	32,718
INNOVATE Corp. (a)	3,660	4,502
Limbach Holdings, Inc. (a)	507	23,053
MasTec, Inc. (a)	900	68,148
MDU Resources Group, Inc.	2,200	43,560
MYR Group, Inc. (a)	814	117,729
Northwest Pipe Co. (a)	555	16,794
Primoris Services Corp.	2,619	86,977
Quanta Services, Inc.	1,538	331,900
Sterling Infrastructure, Inc. (a)	1,481	130,224
Tutor Perini Corp. (a)	2,057	18,719
Valmont Industries, Inc.	239	55,809
WillScot Mobile Mini Holdings Corp. (a)	2,000	89,000
		3,108,521
Construction Machinery & Heavy Transportation Equipment - 0.3%
Allison Transmission Holdings, Inc.	800	46,520
Astec Industries, Inc.	1,074	39,953
Blue Bird Corp. (a)	1,261	33,997
Caterpillar, Inc.	5,615	1,660,187
Commercial Vehicle Group, Inc. (a)	1,797	12,597
Cummins, Inc.	1,558	373,250
Douglas Dynamics, Inc.	1,124	33,360
Federal Signal Corp.	2,900	222,546
Greenbrier Cos., Inc.	1,497	66,138
Hyliion Holdings Corp. (a)	8,818	7,175
Manitowoc Co., Inc. (a)	1,748	29,174
Microvast Holdings, Inc. (a)	5,947	8,326
	Number of Shares	Fair Value
Miller Industries, Inc.	567	$ 23,978
Nikola Corp. (a)	33,262	29,098
Oshkosh Corp.	700	75,887
PACCAR, Inc.	5,505	537,563
REV Group, Inc.	1,614	29,326
Shyft Group, Inc.	1,736	21,214
Terex Corp.	3,215	184,734
Trinity Industries, Inc.	4,017	106,812
Wabash National Corp.	2,326	59,592
Westinghouse Air Brake Technologies Corp.	1,841	233,623
		3,835,050
Construction Materials - 0.2%
CRH PLC	7,313	504,353
Eagle Materials, Inc.	400	81,136
Holcim AG	5,384	422,327
James Hardie Industries PLC (a)	4,511	173,881
Knife River Corp. (a)	2,735	181,002
Martin Marietta Materials, Inc.	697	347,740
Summit Materials, Inc., Class A (a)	5,781	222,337
U.S. Lime & Minerals, Inc.	105	24,187
Vulcan Materials Co.	1,431	324,852
		2,281,815
Consumer Electronics - 0.0%*
Garmin Ltd.	1,848	237,542
GoPro, Inc., Class A (a)	6,547	22,718
Snap One Holdings Corp. (a)	920	8,197
Sonos, Inc. (a)	6,279	107,622
Vizio Holding Corp., Class A (a)	3,818	29,399
VOXX International Corp. (a)	484	5,169
		410,647
Consumer Finance - 0.3%
Ally Financial, Inc.	2,727	95,227
American Express Co.	6,357	1,190,920
Atlanticus Holdings Corp. (a)	275	10,634
Bread Financial Holdings, Inc.	2,487	81,922
Capital One Financial Corp.	4,110	538,903
Consumer Portfolio Services, Inc. (a)	417	3,907
Credit Acceptance Corp. (a)	81	43,151
Discover Financial Services	2,775	311,910
Encore Capital Group, Inc. (a)	1,158	58,769
Enova International, Inc. (a)	1,394	77,172
FirstCash Holdings, Inc.	1,822	197,487
Green Dot Corp., Class A (a)	2,312	22,889
LendingClub Corp. (a)	5,151	45,020
LendingTree, Inc. (a)	490	14,857
Navient Corp.	4,121	76,733

See Notes to Schedule of Investments and Notes to Financial Statements.
16	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
Nelnet, Inc., Class A	643	$ 56,725
NerdWallet, Inc., Class A (a)	1,683	24,774
OneMain Holdings, Inc.	1,000	49,200
PRA Group, Inc. (a)	1,875	49,125
PROG Holdings, Inc. (a)	2,117	65,436
Regional Management Corp.	380	9,530
SLM Corp.	3,000	57,360
SoFi Technologies, Inc. (a)	9,200	91,540
Synchrony Financial	5,042	192,554
Upstart Holdings, Inc. (a)	3,571	145,911
World Acceptance Corp. (a)	218	28,456
		3,540,112
Consumer Staples Merchandise Retail - 0.5%
BJ's Wholesale Club Holdings, Inc. (a)	1,400	93,324
Costco Wholesale Corp.	4,865	3,211,289
Dollar General Corp.	2,437	331,310
Dollar Tree, Inc. (a)	2,326	330,409
PriceSmart, Inc.	1,208	91,542
Target Corp.	5,074	722,639
Walmart, Inc.	15,708	2,476,366
		7,256,879
Copper - 0.1%
Freeport-McMoRan, Inc.	15,598	664,007
Data Center REITs - 0.1%
Digital Realty Trust, Inc.	3,421	460,398
Equinix, Inc.	1,008	811,833
		1,272,231
Data Processing & Outsourced Services - 0.1%
Broadridge Financial Solutions, Inc.	1,247	256,570
Concentrix Corp.	452	44,391
Conduent, Inc. (a)	8,656	31,595
CSG Systems International, Inc.	1,559	82,954
ExlService Holdings, Inc. (a)	7,827	241,463
Genpact Ltd.	1,700	59,007
IBEX Holdings Ltd. (a)	464	8,821
Maximus, Inc.	2,945	246,968
SS&C Technologies Holdings, Inc.	2,300	140,553
TTEC Holdings, Inc.	978	21,193
Verra Mobility Corp. (a)	6,738	155,176
		1,288,691
Distillers & Vintners - 0.1%
Brown-Forman Corp., Class A	600	35,754
Brown-Forman Corp., Class B	2,235	127,618
Constellation Brands, Inc., Class A	1,808	437,084
	Number of Shares	Fair Value
Duckhorn Portfolio, Inc. (a)	2,211	$ 21,778
MGP Ingredients, Inc.	780	76,846
		699,080
Distributors - 0.0%*
Genuine Parts Co.	1,600	221,600
LKQ Corp.	2,746	131,231
Pool Corp.	423	168,654
Weyco Group, Inc.	307	9,628
		531,113
Diversified Banks - 1.0%
Bank of America Corp.	76,051	2,560,637
Citigroup, Inc.	21,352	1,098,347
Comerica, Inc.	1,264	70,544
Fifth Third Bancorp	7,833	270,160
First Citizens BancShares, Inc., Class A	119	168,858
JPMorgan Chase & Co.	31,841	5,416,154
KeyCorp	11,351	163,454
PNC Financial Services Group, Inc.	4,415	683,663
U.S. Bancorp	16,900	731,432
Wells Fargo & Co.	40,459	1,991,392
		13,154,641
Diversified Capital Markets - 0.0%*
Forge Global Holdings, Inc. (a)	6,177	21,187
Diversified Chemicals - 0.0%*
Chemours Co.	1,400	44,156
Huntsman Corp.	1,911	48,023
LSB Industries, Inc. (a)	2,760	25,696
		117,875
Diversified Financial Services - 0.1%
Alerus Financial Corp.	1,000	22,390
Apollo Global Management, Inc.	5,754	536,215
Corebridge Financial, Inc.	3,200	69,312
Equitable Holdings, Inc.	3,600	119,880
Jackson Financial, Inc., Class A	4,007	205,158
NewtekOne, Inc.	1,212	16,726
Voya Financial, Inc.	1,100	80,256
		1,049,937
Diversified Metals & Mining - 0.0%*
5E Advanced Materials, Inc. (a)	1,943	2,740
Compass Minerals International, Inc.	1,620	41,018
Contango ORE, Inc. (a)	130	2,354
Ferroglobe PLC (d)**	1,316	—

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	17

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
Ivanhoe Electric, Inc. (a)	3,032	$ 30,563
Materion Corp.	1,017	132,342
MP Materials Corp. (a)	800	15,880
Piedmont Lithium, Inc. (a)	832	23,487
		248,384
Diversified Real Estate Activities - 0.0%*
RMR Group, Inc., Class A	743	20,975
St. Joe Co.	1,702	102,426
Tejon Ranch Co. (a)	1,010	17,372
		140,773
Diversified REITs - 0.1%
Alexander & Baldwin, Inc.	3,559	67,692
Alpine Income Property Trust, Inc.	740	12,513
American Assets Trust, Inc.	2,386	53,709
Armada Hoffler Properties, Inc.	3,273	40,487
Broadstone Net Lease, Inc.	9,077	156,306
CTO Realty Growth, Inc.	1,199	20,779
Empire State Realty Trust, Inc., Class A	6,481	62,801
Essential Properties Realty Trust, Inc.	7,542	192,773
Gladstone Commercial Corp.	2,028	26,851
Global Net Lease, Inc.	9,603	95,550
NexPoint Diversified Real Estate Trust	1,740	13,833
One Liberty Properties, Inc.	816	17,879
WP Carey, Inc.	2,531	164,034
		925,207
Diversified Support Services - 0.1%
ACV Auctions, Inc., Class A (a)	6,273	95,036
Cintas Corp.	943	568,308
Copart, Inc. (a)	9,396	460,404
Healthcare Services Group, Inc.	3,602	37,353
Liquidity Services, Inc. (a)	1,266	21,788
Matthews International Corp., Class A	1,413	51,787
OPENLANE, Inc. (a)	5,319	78,774
Performant Financial Corp. (a)	3,961	12,378
UniFirst Corp.	744	136,085
Vestis Corp.	1,450	30,653
Viad Corp. (a)	1,022	36,997
VSE Corp.	679	43,870
		1,573,433
Drug Retail - 0.0%*
Walgreens Boots Alliance, Inc.	8,476	221,308
	Number of Shares	Fair Value
Education Services - 0.1%
2U, Inc. (a)	4,461	$ 5,487
Adtalem Global Education, Inc. (a)	1,980	116,721
Bright Horizons Family Solutions, Inc. (a)	591	55,696
Chegg, Inc. (a)	5,796	65,843
Coursera, Inc. (a)	6,455	125,033
Duolingo, Inc. (a)	1,418	321,673
Graham Holdings Co., Class B	177	123,284
Grand Canyon Education, Inc. (a)	300	39,612
Laureate Education, Inc.	6,465	88,635
Lincoln Educational Services Corp. (a)	1,357	13,624
Nerdy, Inc. (a)	2,782	9,542
Perdoceo Education Corp.	3,294	57,843
Strategic Education, Inc.	1,119	103,362
Stride, Inc. (a)	2,102	124,796
Udemy, Inc. (a)	4,215	62,087
Universal Technical Institute, Inc. (a)	1,648	20,633
		1,333,871
Electric Utilities - 0.6%
ALLETE, Inc.	2,792	170,759
Alliant Energy Corp.	3,056	156,773
American Electric Power Co., Inc.	5,588	453,857
Avangrid, Inc.	898	29,104
Constellation Energy Corp.	3,607	421,622
Duke Energy Corp.	8,488	823,676
Edison International	4,311	308,193
Entergy Corp.	2,284	231,118
Evergy, Inc.	2,287	119,381
Eversource Energy	3,914	241,572
Exelon Corp.	10,688	383,699
FirstEnergy Corp.	5,728	209,989
Genie Energy Ltd., Class B	945	26,583
Hawaiian Electric Industries, Inc.	1,100	15,609
IDACORP, Inc.	500	49,160
MGE Energy, Inc.	1,809	130,809
NextEra Energy, Inc.	22,357	1,357,964
NRG Energy, Inc.	2,461	127,234
OGE Energy Corp.	2,050	71,607
Otter Tail Corp.	1,994	169,430
PG&E Corp.	21,900	394,857
Pinnacle West Capital Corp.	1,184	85,059
PNM Resources, Inc.	4,144	172,390
Portland General Electric Co.	4,919	213,190
PPL Corp.	7,700	208,670
Southern Co.	11,985	840,388
Xcel Energy, Inc.	5,973	369,788
		7,782,481

See Notes to Schedule of Investments and Notes to Financial Statements.
18	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
Electrical Components & Equipment - 0.4%
Acuity Brands, Inc.	300	$ 61,449
Allient, Inc.	668	20,180
AMETEK, Inc.	2,527	416,677
Array Technologies, Inc. (a)	7,504	126,067
Atkore, Inc. (a)	1,836	293,760
Blink Charging Co. (a)	3,123	10,587
ChargePoint Holdings, Inc. (a)	2,400	5,616
Dragonfly Energy Holdings Corp. (a)	2,114	1,145
Eaton Corp. PLC	4,418	1,063,943
Emerson Electric Co.	6,229	606,269
Encore Wire Corp.	726	155,074
EnerSys	1,995	201,415
Enovix Corp. (a)	6,748	84,485
Eos Energy Enterprises, Inc. (a)	5,207	5,676
ESS Tech, Inc. (a)	5,451	6,214
Fluence Energy, Inc. (a)	2,824	67,352
FTC Solar, Inc. (a)	2,225	1,541
FuelCell Energy, Inc. (a)	20,357	32,571
Generac Holdings, Inc. (a)	598	77,286
GrafTech International Ltd.	10,483	22,958
Hubbell, Inc.	600	197,358
LSI Industries, Inc.	1,312	18,473
NEXTracker, Inc., Class A (a)	2,453	114,923
nVent Electric PLC	1,700	100,453
Plug Power, Inc. (a)	4,400	19,800
Powell Industries, Inc.	445	39,338
Preformed Line Products Co.	127	17,000
Regal Rexnord Corp.	667	98,729
Rockwell Automation, Inc.	1,222	379,407
Schneider Electric SE	5,637	1,131,928
Sensata Technologies Holding PLC	2,100	78,897
SES AI Corp. (a)	6,964	12,744
Shoals Technologies Group, Inc., Class A (a)	8,492	131,966
SKYX Platforms Corp. (a)	4,155	6,648
Stem, Inc. (a)	6,629	25,721
SunPower Corp. (a)	4,348	21,001
Sunrun, Inc. (a)	2,300	45,149
Thermon Group Holdings, Inc. (a)	1,634	53,219
Vertiv Holdings Co.	4,100	196,923
Vicor Corp. (a)	1,051	47,232
		5,997,174
Electronic Components - 0.1%
Akoustis Technologies, Inc. (a)	3,351	2,795
Amphenol Corp., Class A	6,299	624,420
Bel Fuse, Inc., Class B	528	35,254
Belden, Inc.	2,052	158,517
Coherent Corp. (a)	1,373	59,767
	Number of Shares	Fair Value
Corning, Inc.	8,617	$ 262,388
Knowles Corp. (a)	4,423	79,216
Lightwave Logic, Inc. (a)	5,706	28,416
Littelfuse, Inc.	300	80,268
Rogers Corp. (a)	857	113,184
Vishay Intertechnology, Inc.	6,225	149,213
		1,593,438
Electronic Equipment & Instruments - 0.2%
908 Devices, Inc. (a)	1,312	14,721
Advanced Energy Industries, Inc.	1,819	198,125
Aeva Technologies, Inc. (a)	3,153	2,389
Arlo Technologies, Inc. (a)	4,617	43,954
Badger Meter, Inc.	1,424	219,823
Cognex Corp.	1,800	75,132
Crane NXT Co.	600	34,122
Daktronics, Inc. (a)	2,058	17,452
Evolv Technologies Holdings, Inc. (a)	5,623	26,541
FARO Technologies, Inc. (a)	1,049	23,634
Iteris, Inc. (a)	2,459	12,787
Itron, Inc. (a)	2,200	166,122
Keysight Technologies, Inc. (a)	1,973	313,885
Luna Innovations, Inc. (a)	1,843	12,256
MicroVision, Inc. (a)	8,884	23,631
Mirion Technologies, Inc. (a)	9,897	101,444
Napco Security Technologies, Inc.	1,542	52,814
nLight, Inc. (a)	2,118	28,593
Novanta, Inc. (a)	1,735	292,191
OSI Systems, Inc. (a)	783	101,046
PAR Technology Corp. (a)	1,302	56,689
SmartRent, Inc. (a)	9,208	29,374
Teledyne Technologies, Inc. (a)	525	234,302
Trimble, Inc. (a)	2,532	134,702
Vishay Precision Group, Inc. (a)	629	21,430
Vontier Corp.	1,699	58,700
Vuzix Corp. (a)	3,353	6,991
Zebra Technologies Corp., Class A (a)	559	152,791
		2,455,641
Electronic Manufacturing Services - 0.1%
Benchmark Electronics, Inc.	1,724	47,651
CTS Corp.	1,540	67,360
IPG Photonics Corp. (a)	300	32,562
Jabil, Inc.	1,314	167,403
Kimball Electronics, Inc. (a)	1,119	30,157
Methode Electronics, Inc.	1,712	38,914
Plexus Corp. (a)	1,361	147,165
Sanmina Corp. (a)	2,727	140,086

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	19

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
TTM Technologies, Inc. (a)	5,037	$ 79,635
		750,933
Environmental & Facilities Services - 0.2%
ABM Industries, Inc.	3,197	143,322
Aris Water Solutions, Inc., Class A	1,657	13,902
BrightView Holdings, Inc. (a)	2,021	17,017
Casella Waste Systems, Inc., Class A (a)	2,733	233,562
CECO Environmental Corp. (a)	1,535	31,130
Clean Harbors, Inc. (a)	500	87,255
Enviri Corp. (a)	3,970	35,730
LanzaTech Global, Inc. (a)	1,208	6,076
Montrose Environmental Group, Inc. (a)	1,358	43,633
Republic Services, Inc.	2,190	361,153
Rollins, Inc.	3,078	134,416
SP Plus Corp. (a)	956	48,995
Stericycle, Inc. (a)	800	39,648
Tetra Tech, Inc.	600	100,158
Veralto Corp.	2,270	186,730
Waste Management, Inc.	4,409	789,652
		2,272,379
Fertilizers & Agricultural Chemicals - 0.1%
American Vanguard Corp.	1,371	15,040
CF Industries Holdings, Inc.	2,282	181,419
Corteva, Inc.	7,802	373,872
FMC Corp.	1,664	104,915
Intrepid Potash, Inc. (a)	518	12,375
Mosaic Co.	3,347	119,588
Scotts Miracle-Gro Co.	462	29,453
		836,662
Financial Exchanges & Data - 0.4%
Bakkt Holdings, Inc. (a)	4,666	10,405
Cboe Global Markets, Inc.	1,152	205,701
CME Group, Inc.	3,922	825,973
Coinbase Global, Inc., Class A (a)	1,900	330,448
Donnelley Financial Solutions, Inc. (a)	1,218	75,967
FactSet Research Systems, Inc.	415	197,976
Intercontinental Exchange, Inc.	6,320	811,678
MarketAxess Holdings, Inc.	422	123,583
MarketWise, Inc.	991	2,705
Moody's Corp.	1,738	678,793
Morningstar, Inc.	300	85,872
MSCI, Inc.	797	450,823
Nasdaq, Inc.	3,538	205,699
	Number of Shares	Fair Value
Open Lending Corp., Class A (a)	4,957	$ 42,184
S&P Global, Inc.	3,536	1,557,679
Tradeweb Markets, Inc., Class A	1,273	115,690
Value Line, Inc.	20	975
		5,722,151
Food Distributors - 0.1%
Andersons, Inc.	1,588	91,374
Chefs' Warehouse, Inc. (a)	1,719	50,590
HF Foods Group, Inc. (a)	1,972	10,531
Performance Food Group Co. (a)	1,600	110,640
SpartanNash Co.	1,675	38,441
Sysco Corp.	5,518	403,531
U.S. Foods Holding Corp. (a)	2,800	127,148
United Natural Foods, Inc. (a)	2,845	46,174
		878,429
Food Retail - 0.1%
Albertsons Cos., Inc., Class A	4,200	96,600
Casey's General Stores, Inc.	378	103,852
Grocery Outlet Holding Corp. (a)	900	24,264
Ingles Markets, Inc., Class A	689	59,509
Kroger Co.	7,239	330,895
Natural Grocers by Vitamin Cottage, Inc.	425	6,800
Sprouts Farmers Market, Inc. (a)	4,932	237,278
Village Super Market, Inc., Class A	426	11,174
Weis Markets, Inc.	821	52,511
		922,883
Footwear - 0.2%
Allbirds, Inc., Class A (a)	6,206	7,602
Crocs, Inc. (a)	700	65,387
Deckers Outdoor Corp. (a)	300	200,529
NIKE, Inc., Class B	13,071	1,419,118
Rocky Brands, Inc.	354	10,684
Skechers USA, Inc., Class A (a)	1,400	87,276
Steven Madden Ltd.	3,635	152,670
Wolverine World Wide, Inc.	3,756	33,391
		1,976,657
Forest Products - 0.0%*
Louisiana-Pacific Corp.	700	49,581
Gas Utilities - 0.1%
Atmos Energy Corp.	1,634	189,381
Chesapeake Utilities Corp.	1,053	111,228
National Fuel Gas Co.	900	45,153

See Notes to Schedule of Investments and Notes to Financial Statements.
20	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
New Jersey Resources Corp.	4,702	$ 209,615
Northwest Natural Holding Co.	1,766	68,768
ONE Gas, Inc.	2,667	169,941
RGC Resources, Inc.	477	9,702
Southwest Gas Holdings, Inc.	2,987	189,227
Spire, Inc.	2,489	155,164
UGI Corp.	2,000	49,200
		1,197,379
Gold - 0.1%
Coeur Mining, Inc. (a)	16,181	52,750
Dakota Gold Corp. (a)	2,650	6,943
Newmont Corp.	12,517	518,079
Perpetua Resources Corp. (a)	2,255	7,148
Royal Gold, Inc.	763	92,293
		677,213
Health Care REITs - 0.1%
CareTrust REIT, Inc.	4,958	110,960
Community Healthcare Trust, Inc.	1,234	32,874
Diversified Healthcare Trust	11,881	44,435
Global Medical REIT, Inc.	3,059	33,955
Healthcare Realty Trust, Inc.	3,500	60,305
Healthpeak Properties, Inc.	6,736	133,373
LTC Properties, Inc.	2,016	64,754
Medical Properties Trust, Inc.	7,100	34,861
National Health Investors, Inc.	2,067	115,442
Omega Healthcare Investors, Inc.	3,200	98,112
Physicians Realty Trust	11,489	152,919
Sabra Health Care REIT, Inc.	11,178	159,510
Universal Health Realty Income Trust	645	27,896
Ventas, Inc.	4,738	236,142
Welltower, Inc.	5,914	533,265
		1,838,803
Healthcare Distributors - 0.1%
AdaptHealth Corp. (a)	5,028	36,654
Cardinal Health, Inc.	2,745	276,696
Cencora, Inc.	1,708	350,789
Henry Schein, Inc. (a)	1,372	103,874
McKesson Corp.	1,511	699,563
Owens & Minor, Inc. (a)	3,659	70,509
Patterson Cos., Inc.	4,251	120,941
PetIQ, Inc. (a)	1,473	29,092
		1,688,118
Healthcare Equipment - 1.0%
Abbott Laboratories (b)	19,132	2,105,859
Accuray, Inc. (a)	5,232	14,807
Alphatec Holdings, Inc. (a)	4,204	63,523
AngioDynamics, Inc. (a)	2,108	16,527
	Number of Shares	Fair Value
Artivion, Inc. (a)	1,968	$ 35,188
AtriCure, Inc. (a)	2,294	81,873
Axogen, Inc. (a)	1,763	12,041
Axonics, Inc. (a)	2,432	151,343
Baxter International, Inc.	5,217	201,689
Becton Dickinson & Co.	3,145	766,845
Beyond Air, Inc. (a)	893	1,750
Boston Scientific Corp. (a)	16,167	934,614
Butterfly Network, Inc. (a)	7,827	8,453
ClearPoint Neuro, Inc. (a)	1,442	9,791
CONMED Corp.	1,480	162,075
Cutera, Inc. (a)	758	2,672
CVRx, Inc. (a)	648	20,373
Dexcom, Inc. (a)	4,300	533,587
Edwards Lifesciences Corp. (a)	6,571	501,039
Enovis Corp. (a)	633	35,461
Envista Holdings Corp. (a)	1,900	45,714
GE HealthCare Technologies, Inc. (a)	4,349	336,265
Glaukos Corp. (a)	2,324	184,735
Globus Medical, Inc., Class A (a)	1,100	58,619
Hologic, Inc. (a)	2,500	178,625
IDEXX Laboratories, Inc. (a)	944	523,967
Inari Medical, Inc. (a)	2,583	167,688
Inmode Ltd. (a)	3,818	84,912
Inogen, Inc. (a)	1,402	7,697
Inspire Medical Systems, Inc. (a)	265	53,909
Insulet Corp. (a)	768	166,641
Integer Holdings Corp. (a)	1,603	158,825
Integra LifeSciences Holdings Corp. (a)	900	39,195
Intuitive Surgical, Inc. (a)	3,856	1,300,860
iRadimed Corp.	353	16,757
iRhythm Technologies, Inc. (a)	1,481	158,526
KORU Medical Systems, Inc. (a)	2,257	5,541
LeMaitre Vascular, Inc.	983	55,795
LivaNova PLC (a)	2,686	138,974
Masimo Corp. (a)	376	44,071
Medtronic PLC	14,632	1,205,384
Nevro Corp. (a)	1,770	38,090
Novocure Ltd. (a)	1,400	20,902
Omnicell, Inc. (a)	2,213	83,275
Orchestra BioMed Holdings, Inc. (a)	748	6,829
Orthofix Medical, Inc. (a)	1,760	23,725
Outset Medical, Inc. (a)	2,453	13,271
Paragon 28, Inc. (a)	2,194	27,272
Penumbra, Inc. (a)	400	100,616
PROCEPT BioRobotics Corp. (a)	2,009	84,197
Pulmonx Corp. (a)	1,878	23,945

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	21

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
Pulse Biosciences, Inc. (a)	563	$ 6,891
QuidelOrtho Corp. (a)	600	44,220
ResMed, Inc.	1,659	285,381
Semler Scientific, Inc. (a)	229	10,143
Shockwave Medical, Inc. (a)	400	76,224
SI-BONE, Inc. (a)	1,880	39,461
Sight Sciences, Inc. (a)	1,094	5,645
Silk Road Medical, Inc. (a)	1,910	23,436
STERIS PLC	1,060	233,041
Stryker Corp.	3,903	1,168,792
Surmodics, Inc. (a)	697	25,336
Tactile Systems Technology, Inc. (a)	1,123	16,059
Tandem Diabetes Care, Inc. (a)	700	20,706
Teleflex, Inc.	510	127,163
TransMedics Group, Inc. (a)	1,569	123,841
Treace Medical Concepts, Inc. (a)	2,237	28,522
Varex Imaging Corp. (a)	1,880	38,540
Vicarious Surgical, Inc. (a)	1,656	607
Zimmer Biomet Holdings, Inc.	2,470	300,599
Zimvie, Inc. (a)	1,184	21,016
Zynex, Inc. (a)	1,065	11,598
		13,621,553
Healthcare Facilities - 0.1%
Acadia Healthcare Co., Inc. (a)	900	69,984
Brookdale Senior Living, Inc. (a)	9,105	52,991
Cano Health, Inc. (a)	82	481
Community Health Systems, Inc. (a)	6,373	19,947
Encompass Health Corp.	1,100	73,392
Ensign Group, Inc.	2,642	296,459
HCA Healthcare, Inc.	2,163	585,481
Joint Corp. (a)	694	6,669
National HealthCare Corp.	611	56,469
Select Medical Holdings Corp.	5,148	120,978
Surgery Partners, Inc. (a)	3,339	106,815
Tenet Healthcare Corp. (a)	1,000	75,570
U.S. Physical Therapy, Inc.	718	66,874
Universal Health Services, Inc., Class B	620	94,513
		1,626,623
Healthcare Services - 0.3%
23andMe Holding Co., Class A (a)	13,202	12,060
Accolade, Inc. (a)	3,190	38,312
Addus HomeCare Corp. (a)	770	71,495
Agiliti, Inc. (a)	1,498	11,864
agilon health, Inc. (a)(b)	3,300	41,415
	Number of Shares	Fair Value
AirSculpt Technologies, Inc. (a)	796	$ 5,962
Amedisys, Inc. (a)	300	28,518
AMN Healthcare Services, Inc. (a)	1,837	137,555
Apollo Medical Holdings, Inc. (a)	2,106	80,660
Aveanna Healthcare Holdings, Inc. (a)	2,000	5,360
CareMax, Inc. (a)	4,429	2,207
Castle Biosciences, Inc. (a)	1,264	27,277
Chemed Corp.	159	92,975
Cigna Group	3,230	967,224
CorVel Corp. (a)	431	106,548
Cross Country Healthcare, Inc. (a)	1,714	38,805
CVS Health Corp.	14,318	1,130,549
DaVita, Inc. (a)	587	61,494
DocGo, Inc. (a)	3,864	21,600
Enhabit, Inc. (a)	2,513	26,010
Fulgent Genetics, Inc. (a)	1,022	29,546
Guardant Health, Inc. (a)	5,449	147,395
Hims & Hers Health, Inc. (a)	5,976	53,186
InfuSystem Holdings, Inc. (a)	1,054	11,109
Innovage Holding Corp. (a)	1,017	6,102
Invitae Corp. (a)	11,293	7,078
Laboratory Corp. of America Holdings	987	224,335
LifeStance Health Group, Inc. (a)	5,129	40,160
ModivCare, Inc. (a)	648	28,506
National Research Corp.	669	26,466
NeoGenomics, Inc. (a)	6,305	102,015
OPKO Health, Inc. (a)	20,063	30,295
Option Care Health, Inc. (a)	8,117	273,462
P3 Health Partners, Inc. (a)	1,389	1,958
Pediatrix Medical Group, Inc. (a)	3,958	36,809
Pennant Group, Inc. (a)	1,570	21,854
Premier, Inc., Class A	1,400	31,304
Privia Health Group, Inc. (a)	5,478	126,158
Quest Diagnostics, Inc.	1,229	169,455
Quipt Home Medical Corp. (a)	2,281	11,610
R1 RCM, Inc. (a)	2,100	22,197
RadNet, Inc. (a)	2,944	102,363
Viemed Healthcare, Inc. (a)	1,913	15,017
		4,426,270
Healthcare Supplies - 0.1%
Align Technology, Inc. (a)	859	235,366
Atrion Corp.	75	28,409
Avanos Medical, Inc. (a)	2,256	50,602
Cerus Corp. (a)	9,242	19,963
Cooper Cos., Inc.	530	200,573
DENTSPLY SIRONA, Inc.	2,767	98,477

See Notes to Schedule of Investments and Notes to Financial Statements.
22	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
Embecta Corp.	2,822	$ 53,420
Haemonetics Corp. (a)	2,425	207,362
ICU Medical, Inc. (a)	200	19,948
Lantheus Holdings, Inc. (a)	3,289	203,918
Merit Medical Systems, Inc. (a)	2,749	208,814
Neogen Corp. (a)	10,539	211,939
OraSure Technologies, Inc. (a)	3,777	30,971
OrthoPediatrics Corp. (a)	794	25,813
RxSight, Inc. (a)	1,321	53,263
Sanara Medtech, Inc. (a)	238	9,782
STAAR Surgical Co. (a)	2,394	74,717
Tela Bio, Inc. (a)	966	6,395
UFP Technologies, Inc. (a)	348	59,870
Utah Medical Products, Inc.	176	14,823
		1,814,425
Healthcare Technology - 0.1%
American Well Corp., Class A (a)	13,447	20,036
Certara, Inc. (a)	1,400	24,626
Computer Programs & Systems, Inc. (a)	733	8,210
Definitive Healthcare Corp. (a)	2,279	22,653
Doximity, Inc., Class A (a)	1,500	42,060
Evolent Health, Inc., Class A (a)	5,317	175,621
Health Catalyst, Inc. (a)	2,781	25,752
HealthStream, Inc.	1,229	33,220
Multiplan Corp. (a)	17,935	25,826
OptimizeRx Corp. (a)	825	11,806
Phreesia, Inc. (a)	2,526	58,477
Schrodinger, Inc. (a)	2,688	96,230
Sharecare, Inc. (a)	17,188	18,563
Simulations Plus, Inc.	790	35,353
Teladoc Health, Inc. (a)	1,351	29,114
Veeva Systems, Inc., Class A (a)	1,579	303,989
Veradigm, Inc. (a)	5,123	53,740
		985,276
Heavy Electrical Equipment - 0.0%*
Babcock & Wilcox Enterprises, Inc. (a)	3,275	4,781
Bloom Energy Corp., Class A (a)	9,547	141,296
Energy Vault Holdings, Inc. (a)	5,431	12,654
NuScale Power Corp. (a)	2,955	9,722
TPI Composites, Inc. (a)	2,447	10,131
		178,584
Home Building - 0.3%
Beazer Homes USA, Inc. (a)	1,434	48,455
Cavco Industries, Inc. (a)	434	150,433
	Number of Shares	Fair Value
Century Communities, Inc.	1,408	$ 128,325
DR Horton, Inc.	3,340	507,613
Dream Finders Homes, Inc., Class A (a)	1,206	42,849
Green Brick Partners, Inc. (a)	1,281	66,535
Hovnanian Enterprises, Inc., Class A (a)	243	37,816
Installed Building Products, Inc.	1,147	209,695
KB Home	3,448	215,362
Landsea Homes Corp. (a)	566	7,437
Legacy Housing Corp. (a)	442	11,147
Lennar Corp., B Shares	300	40,215
Lennar Corp., Class A	2,605	388,249
LGI Homes, Inc. (a)	1,031	137,288
M/I Homes, Inc. (a)	1,301	179,200
MDC Holdings, Inc.	2,913	160,943
Meritage Homes Corp.	1,765	307,463
NVR, Inc. (a)	32	224,014
PulteGroup, Inc.	2,218	228,942
Skyline Champion Corp. (a)	2,591	192,408
Taylor Morrison Home Corp. (a)	5,019	267,764
Toll Brothers, Inc.	1,115	114,611
TopBuild Corp. (a)	400	149,704
Tri Pointe Homes, Inc. (a)	4,644	164,398
United Homes Group, Inc. (a)	215	1,812
		3,982,678
Home Furnishing Retail - 0.0%*
Aaron's Co., Inc.	1,724	18,757
Beyond, Inc. (a)	2,205	61,056
Haverty Furniture Cos., Inc.	740	26,270
Restoration Hardware, Inc. (a)	170	49,552
Sleep Number Corp. (a)	1,069	15,853
Wayfair, Inc., Class A (a)	1,000	61,700
Williams-Sonoma, Inc.	655	132,166
		365,354
Home Furnishings - 0.0%*
Ethan Allen Interiors, Inc.	1,138	36,325
Hooker Furnishings Corp.	622	16,222
La-Z-Boy, Inc.	2,138	78,935
Leggett & Platt, Inc.	1,600	41,872
Lovesac Co. (a)	742	18,958
Mohawk Industries, Inc. (a)	600	62,100
Purple Innovation, Inc.	3,199	3,295
Tempur Sealy International, Inc.	1,800	91,746
		349,453
Home Improvement Retail - 0.4%
Floor & Decor Holdings, Inc., Class A (a)	1,100	122,716

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	23

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
GrowGeneration Corp. (a)	2,890	$ 7,254
Home Depot, Inc.	11,044	3,827,298
Lowe's Cos., Inc.	6,323	1,407,184
Tile Shop Holdings, Inc. (a)	1,695	12,475
		5,376,927
Hotel & Resort REITs - 0.1%
Apple Hospitality REIT, Inc.	10,420	173,076
Braemar Hotels & Resorts, Inc.	3,160	7,900
Chatham Lodging Trust	2,447	26,232
DiamondRock Hospitality Co.	10,383	97,496
Host Hotels & Resorts, Inc.	8,554	166,547
Park Hotels & Resorts, Inc.	2,200	33,660
Pebblebrook Hotel Trust	5,705	91,166
RLJ Lodging Trust	7,725	90,537
Ryman Hospitality Properties, Inc.	2,829	311,360
Service Properties Trust	8,097	69,148
Summit Hotel Properties, Inc.	5,253	35,300
Sunstone Hotel Investors, Inc.	10,307	110,594
Xenia Hotels & Resorts, Inc.	5,404	73,603
		1,286,619
Hotels, Resorts & Cruise Lines - 0.3%
Airbnb, Inc., Class A (a)	4,400	599,016
Bluegreen Vacations Holding Corp.	523	39,288
Booking Holdings, Inc. (a)	393	1,394,057
Carnival Corp. (a)	11,800	218,772
Choice Hotels International, Inc.	300	33,990
Expedia Group, Inc. (a)	1,578	239,525
Global Business Travel Group I (a)	1,875	12,094
Hilton Grand Vacations, Inc. (a)	3,882	155,979
Hilton Worldwide Holdings, Inc.	2,836	516,407
Hyatt Hotels Corp., Class A	500	65,205
Lindblad Expeditions Holdings, Inc. (a)	1,800	20,286
Marriott International, Inc., Class A	2,703	609,554
Marriott Vacations Worldwide Corp.	355	30,136
Mondee Holdings, Inc. (a)	2,519	6,952
Norwegian Cruise Line Holdings Ltd. (a)	4,300	86,172
Royal Caribbean Cruises Ltd. (a)	2,500	323,725
Sabre Corp. (a)	16,274	71,606
Target Hospitality Corp. (a)	1,713	16,667
Travel & Leisure Co.	900	35,181
	Number of Shares	Fair Value
Wyndham Hotels & Resorts, Inc.	800	$ 64,328
		4,538,940
Household Appliances - 0.0%*
Cricut, Inc., Class A	2,422	15,961
Helen of Troy Ltd. (a)	1,147	138,569
iRobot Corp. (a)	1,366	52,864
Traeger, Inc. (a)	1,754	4,788
Whirlpool Corp.	558	67,948
Worthington Enterprises, Inc.	1,518	87,361
		367,491
Household Products - 0.4%
Central Garden & Pet Co. (a)	497	24,905
Central Garden & Pet Co., Class A (a)	1,940	85,438
Church & Dwight Co., Inc.	2,828	267,416
Clorox Co.	1,447	206,328
Colgate-Palmolive Co.	8,895	709,020
Energizer Holdings, Inc.	3,546	112,337
Kimberly-Clark Corp.	3,598	437,193
Oil-Dri Corp. of America	272	18,246
Procter & Gamble Co.	26,012	3,811,798
Reynolds Consumer Products, Inc.	900	24,156
Spectrum Brands Holdings, Inc.	400	31,908
WD-40 Co.	656	156,830
		5,885,575
Housewares & Specialties - 0.0%*
Newell Brands, Inc.	5,900	51,212
Human Resource & Employment Services - 0.2%
Alight, Inc., Class A (a)	20,011	170,694
ASGN, Inc. (a)	2,288	220,037
Asure Software, Inc. (a)	1,075	10,234
Automatic Data Processing, Inc.	4,529	1,055,121
Barrett Business Services, Inc.	324	37,519
Ceridian HCM Holding, Inc. (a)	1,505	101,016
First Advantage Corp.	2,660	44,076
Heidrick & Struggles International, Inc.	998	29,471
HireQuest, Inc.	187	2,870
HireRight Holdings Corp. (a)	875	11,769
Insperity, Inc.	1,720	201,618
Kelly Services, Inc., Class A	1,654	35,760
Kforce, Inc.	952	64,317
Korn Ferry	2,518	149,443
ManpowerGroup, Inc.	479	38,066
Paychex, Inc.	3,528	420,220
Paycom Software, Inc.	535	110,595

See Notes to Schedule of Investments and Notes to Financial Statements.
24	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
Paycor HCM, Inc. (a)	1,400	$ 30,226
Paylocity Holding Corp. (a)	400	65,940
Robert Half, Inc.	1,075	94,514
Skillsoft Corp.	288	5,063
Sterling Check Corp. (a)	1,706	23,748
TriNet Group, Inc. (a)	1,548	184,104
TrueBlue, Inc. (a)	1,543	23,670
Upwork, Inc. (a)	6,105	90,781
		3,220,872
Independent Power Producers & Energy Traders - 0.0%*
AES Corp.	7,000	134,750
Vistra Corp.	4,200	161,784
		296,534
Industrial Conglomerates - 0.3%
3M Co.	6,092	665,978
General Electric Co.	11,948	1,524,923
Honeywell International, Inc.	7,354	1,542,207
		3,733,108
Industrial Gases - 0.2%
Air Products & Chemicals, Inc.	2,481	679,298
Linde PLC	5,333	2,190,316
		2,869,614
Industrial Machinery & Supplies & Components - 0.6%
374Water, Inc. (a)	3,796	5,390
3D Systems Corp. (a)	6,178	39,230
Albany International Corp., Class A	1,552	152,437
Barnes Group, Inc.	2,409	78,606
Chart Industries, Inc. (a)	2,082	283,839
Columbus McKinnon Corp.	1,378	53,770
Crane Co.	600	70,884
Desktop Metal, Inc., Class A (a)	13,528	10,160
Donaldson Co., Inc.	1,400	91,490
Dover Corp.	1,474	226,716
Energy Recovery, Inc. (a)	2,644	49,813
Enerpac Tool Group Corp.	2,616	81,331
Enpro, Inc.	1,011	158,464
Esab Corp.	733	63,492
ESCO Technologies, Inc.	1,270	148,628
Flowserve Corp.	1,200	49,464
Fortive Corp.	3,750	276,113
Franklin Electric Co., Inc.	2,235	216,013
Gates Industrial Corp. PLC (a)	400	5,368
Gencor Industries, Inc. (a)	620	10,007
Gorman-Rupp Co.	1,110	39,438
Graco, Inc.	1,739	150,876
Helios Technologies, Inc.	1,587	71,970
Hillenbrand, Inc.	3,426	163,934
	Number of Shares	Fair Value
Hillman Solutions Corp. (a)	9,620	$ 88,600
Hyster-Yale Materials Handling, Inc.	548	34,080
IDEX Corp.	857	186,063
Illinois Tool Works, Inc.	3,302	864,926
Ingersoll Rand, Inc.	4,621	357,388
ITT, Inc.	900	107,388
John Bean Technologies Corp.	1,538	152,954
Kadant, Inc.	564	158,095
Kennametal, Inc.	3,987	102,825
Lincoln Electric Holdings, Inc.	600	130,476
Mayville Engineering Co., Inc. (a)	690	9,950
Middleby Corp. (a)	510	75,057
Mueller Industries, Inc.	5,429	255,977
Mueller Water Products, Inc., Class A	7,677	110,549
Nordson Corp.	635	167,742
Omega Flex, Inc.	183	12,903
Otis Worldwide Corp.	4,504	402,973
Parker-Hannifin Corp.	1,405	647,284
Park-Ohio Holdings Corp.	490	13,210
Pentair PLC	1,700	123,607
Proto Labs, Inc. (a)	1,288	50,180
RBC Bearings, Inc. (a)	300	85,467
Snap-on, Inc.	625	180,525
SPX Technologies, Inc. (a)	2,136	215,757
Standex International Corp.	582	92,177
Stanley Black & Decker, Inc.	1,587	155,685
Tennant Co.	913	84,626
Timken Co.	800	64,120
Velo3D, Inc. (a)	5,421	2,155
Watts Water Technologies, Inc., Class A	1,325	276,051
Xylem, Inc.	2,543	290,818
		7,997,041
Industrial REITs - 0.2%
Americold Realty Trust, Inc.	2,800	84,756
EastGroup Properties, Inc.	500	91,770
First Industrial Realty Trust, Inc.	1,500	79,005
Innovative Industrial Properties, Inc.	1,383	139,434
LXP Industrial Trust	14,366	142,510
Plymouth Industrial REIT, Inc.	2,097	50,475
Prologis, Inc.	10,053	1,340,065
Rexford Industrial Realty, Inc.	2,148	120,503
STAG Industrial, Inc.	2,200	86,372
Terreno Realty Corp.	4,070	255,067
		2,389,957
Insurance Brokers - 0.2%
Aon PLC, Class A	2,143	623,656

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	25

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
Arthur J Gallagher & Co.	2,307	$ 518,798
Brown & Brown, Inc.	2,800	199,108
BRP Group, Inc., Class A (a)	3,000	72,060
Crawford & Co., Class A	864	11,387
eHealth, Inc. (a)	1,579	13,769
GoHealth, Inc., Class A (a)	137	1,827
Goosehead Insurance, Inc., Class A (a)	1,061	80,424
Hippo Holdings, Inc. (a)	365	3,329
Marsh & McLennan Cos., Inc.	5,432	1,029,201
Ryan Specialty Holdings, Inc. (a)	1,400	60,228
Selectquote, Inc. (a)	6,659	9,123
Willis Towers Watson PLC	1,124	271,109
		2,894,019
Integrated Oil & Gas - 0.6%
Chevron Corp.	19,094	2,848,061
Exxon Mobil Corp.	44,618	4,460,907
Occidental Petroleum Corp.	7,639	456,125
		7,765,093
Integrated Telecommunication Services - 0.2%
AT&T, Inc.	78,940	1,324,613
ATN International, Inc.	561	21,862
Consolidated Communications Holdings, Inc. (a)	4,220	18,357
Frontier Communications Parent, Inc. (a)	3,300	83,622
IDT Corp., Class B (a)	764	26,045
Ooma, Inc. (a)	1,314	14,099
Shenandoah Telecommunications Co.	2,374	51,326
Verizon Communications, Inc.	46,384	1,748,677
		3,288,601
Interactive Home Entertainment - 0.1%
Electronic Arts, Inc.	2,961	405,095
Playstudios, Inc. (a)	4,747	12,864
ROBLOX Corp., Class A (a)	5,500	251,460
Take-Two Interactive Software, Inc. (a)	1,783	286,974
		956,393
Interactive Media & Services - 2.0%
Alphabet, Inc., Class A (a)	65,520	9,152,489
Alphabet, Inc., Class C (a)	55,320	7,796,248
Bumble, Inc., Class A (a)	4,980	73,405
Cargurus, Inc. (a)	4,838	116,886
Cars.com, Inc. (a)	3,266	61,956
DHI Group, Inc. (a)	2,195	5,685
Eventbrite, Inc., Class A (a)	3,613	30,205
EverQuote, Inc., Class A (a)	977	11,958
fuboTV, Inc. (a)	14,105	44,854
	Number of Shares	Fair Value
IAC, Inc. (a)	900	$ 47,142
Match Group, Inc. (a)	2,863	104,499
MediaAlpha, Inc., Class A (a)	1,263	14,082
Meta Platforms, Inc., Class A (a)	24,384	8,630,961
Nextdoor Holdings, Inc. (a)	8,076	15,264
Outbrain, Inc. (a)	2,336	10,232
Pinterest, Inc., Class A (a)	6,797	251,761
QuinStreet, Inc. (a)	2,633	33,755
Shutterstock, Inc.	1,207	58,274
System1, Inc. (a)	863	1,916
TripAdvisor, Inc. (a)	1,600	34,448
TrueCar, Inc. (a)	4,387	15,179
Vimeo, Inc. (a)	7,618	29,863
Yelp, Inc. (a)	3,213	152,103
Ziff Davis, Inc. (a)	2,233	150,035
ZipRecruiter, Inc., Class A (a)	3,341	46,440
ZoomInfo Technologies, Inc. (a)	3,000	55,470
		26,945,110
Internet Services & Infrastructure - 0.2%
Akamai Technologies, Inc. (a)	1,614	191,017
Applied Digital Corp. (a)	3,444	23,213
BigCommerce Holdings, Inc. (a)	3,141	30,562
Brightcove, Inc. (a)	2,099	5,436
Cloudflare, Inc., Class A (a)	3,285	273,509
Couchbase, Inc. (a)	1,716	38,644
DigitalOcean Holdings, Inc. (a)	3,133	114,950
Fastly, Inc., Class A (a)	5,861	104,326
GoDaddy, Inc., Class A (a)	1,600	169,856
MongoDB, Inc. (a)	737	301,323
Okta, Inc. (a)	1,561	141,317
Rackspace Technology, Inc. (a)	3,110	6,220
Snowflake, Inc., Class A (a)	3,510	698,490
Squarespace, Inc., Class A (a)	2,334	77,045
Tucows, Inc., Class A (a)	490	13,230
Twilio, Inc., Class A (a)	1,747	132,545
VeriSign, Inc. (a)	1,007	207,402
		2,529,085
Investment Banking & Brokerage - 0.4%
B Riley Financial, Inc.	1,008	21,158
BGC Group, Inc., Class A	17,838	128,791
Charles Schwab Corp.	16,181	1,113,253
Evercore, Inc., Class A	366	62,604
Goldman Sachs Group, Inc.	3,508	1,353,281
Houlihan Lokey, Inc.	600	71,946
Interactive Brokers Group, Inc., Class A	1,100	91,190
Jefferies Financial Group, Inc.	1,909	77,143
Lazard Ltd., Class A	1,000	34,800

See Notes to Schedule of Investments and Notes to Financial Statements.
26	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
LPL Financial Holdings, Inc.	803	$ 182,779
Moelis & Co., Class A	3,229	181,244
Morgan Stanley	13,297	1,239,945
Perella Weinberg Partners	2,056	25,145
Piper Sandler Cos.	837	146,366
PJT Partners, Inc., Class A	1,175	119,697
Raymond James Financial, Inc.	1,992	222,108
Robinhood Markets, Inc., Class A (a)	8,600	109,564
Stifel Financial Corp.	1,000	69,150
StoneX Group, Inc. (a)	1,322	97,603
Virtu Financial, Inc., Class A	1,300	26,338
		5,374,105
IT Consulting & Other Services - 0.4%
Accenture PLC, Class A	6,957	2,441,281
Amdocs Ltd.	1,167	102,568
BigBear.ai Holdings, Inc. (a)	939	2,010
Cognizant Technology Solutions Corp., Class A	5,602	423,119
DXC Technology Co. (a)	2,000	45,740
EPAM Systems, Inc. (a)	665	197,731
Gartner, Inc. (a)	838	378,030
Globant SA (a)	500	118,990
Grid Dynamics Holdings, Inc. (a)	2,780	37,057
Hackett Group, Inc.	1,162	26,459
Information Services Group, Inc.	1,794	8,450
International Business Machines Corp.	10,053	1,644,168
Kyndryl Holdings, Inc. (a)	3,159	65,644
Perficient, Inc. (a)	1,698	111,762
Thoughtworks Holding, Inc. (a)	4,688	22,549
Unisys Corp. (a)	3,276	18,411
		5,643,969
Leisure Facilities - 0.0%*
Bowlero Corp., Class A (a)	840	11,894
Dave & Buster's Entertainment, Inc. (a)	1,783	96,015
Life Time Group Holdings, Inc. (a)	2,224	33,538
Planet Fitness, Inc., Class A (a)	800	58,400
SeaWorld Entertainment, Inc. (a)	1,796	94,883
Six Flags Entertainment Corp. (a)	3,567	89,460
Vail Resorts, Inc.	400	85,388
Xponential Fitness, Inc., Class A (a)	1,251	16,125
		485,703
	Number of Shares	Fair Value
Leisure Products - 0.1%
Acushnet Holdings Corp.	1,541	$ 97,345
AMMO, Inc. (a)	5,210	10,941
BRP, Inc.	326	23,443
Brunswick Corp.	800	77,400
Clarus Corp.	1,685	11,618
Escalade, Inc.	589	11,833
Funko, Inc., Class A (a)	1,959	15,143
Hasbro, Inc.	1,400	71,484
JAKKS Pacific, Inc. (a)	325	11,554
Johnson Outdoors, Inc., Class A	306	16,347
Latham Group, Inc. (a)	2,510	6,601
Malibu Boats, Inc., Class A (a)	992	54,382
Marine Products Corp.	521	5,939
MasterCraft Boat Holdings, Inc. (a)	888	20,104
Mattel, Inc. (a)	3,559	67,194
Peloton Interactive, Inc., Class A (a)	3,572	21,754
Polaris, Inc.	600	56,862
Smith & Wesson Brands, Inc.	2,134	28,937
Solo Brands, Inc., Class A (a)	1,145	7,053
Sturm Ruger & Co., Inc.	871	39,587
Topgolf Callaway Brands Corp. (a)	7,107	101,914
Vista Outdoor, Inc. (a)	2,846	84,156
YETI Holdings, Inc. (a)	900	46,602
		888,193
Life & Health Insurance - 0.2%
Aflac, Inc. (b)	6,455	532,538
American Equity Investment Life Holding Co. (a)	3,868	215,834
Brighthouse Financial, Inc. (a)	670	35,456
CNO Financial Group, Inc.	5,405	150,800
F&G Annuities & Life, Inc.	945	43,470
Genworth Financial, Inc., Class A (a)	22,302	148,977
Globe Life, Inc.	900	109,548
Lincoln National Corp.	1,886	50,865
MetLife, Inc.	7,142	472,301
National Western Life Group, Inc., Class A	111	53,615
Oscar Health, Inc., Class A (a)	7,580	69,357
Primerica, Inc.	400	82,304
Principal Financial Group, Inc.	2,500	196,675
Prudential Financial, Inc.	4,002	415,048
Unum Group	2,400	108,528
		2,685,316
Life Sciences Tools & Services - 0.6%
10X Genomics, Inc., Class A (a)	800	44,768

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	27

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
Adaptive Biotechnologies Corp. (a)	5,651	$ 27,690
Agilent Technologies, Inc.	3,206	445,730
Akoya Biosciences, Inc. (a)	1,416	6,910
Avantor, Inc. (a)	8,100	184,923
Azenta, Inc. (a)	700	45,598
BioLife Solutions, Inc. (a)	1,741	28,291
Bio-Rad Laboratories, Inc., Class A (a)	261	84,274
Bio-Techne Corp.	1,940	149,690
Bruker Corp.	1,061	77,962
Charles River Laboratories International, Inc. (a)	528	124,819
Codexis, Inc. (a)	3,022	9,217
CryoPort, Inc. (a)	2,154	33,366
Cytek Biosciences, Inc. (a)	5,905	53,854
Danaher Corp.	7,211	1,668,193
Fortrea Holdings, Inc. (a)	1,087	37,936
Harvard Bioscience, Inc. (a)	2,347	12,557
ICON PLC (a)	900	254,763
Illumina, Inc. (a)	1,772	246,733
IQVIA Holdings, Inc. (a)	2,019	467,156
Maravai LifeSciences Holdings, Inc., Class A (a)	1,300	8,515
MaxCyte, Inc. (a)	4,522	21,253
Medpace Holdings, Inc. (a)	300	91,959
Mesa Laboratories, Inc.	257	26,926
Mettler-Toledo International, Inc. (a)	248	300,814
NanoString Technologies, Inc. (a)	1,489	1,114
Nautilus Biotechnology, Inc. (a)	2,944	8,803
OmniAb, Inc. (a)(e)	4,702	29,011
OmniAb, Inc. (d)(e)**	394	—
Pacific Biosciences of California, Inc. (a)	12,459	122,223
Qiagen NV (a)	4,723	205,337
Quanterix Corp. (a)	1,710	46,751
Quantum-Si, Inc. (a)	5,748	11,554
Repligen Corp. (a)	606	108,959
Revvity, Inc.	1,260	137,731
Seer, Inc. (a)	2,601	5,046
SomaLogic, Inc. (a)	7,848	19,856
Sotera Health Co. (a)	1,300	21,905
Thermo Fisher Scientific, Inc.	4,237	2,248,957
Waters Corp. (a)	652	214,658
West Pharmaceutical Services, Inc.	842	296,485
		7,932,287
Managed Healthcare - 0.6%
Alignment Healthcare, Inc. (a)	4,304	37,058
Centene Corp. (a)	5,926	439,769
Elevance Health, Inc.	2,579	1,216,153
	Number of Shares	Fair Value
HealthEquity, Inc. (a)	4,070	$ 269,841
Humana, Inc.	1,377	630,404
Molina Healthcare, Inc. (a)	639	230,877
Progyny, Inc. (a)	3,895	144,816
UnitedHealth Group, Inc.	10,270	5,406,847
		8,375,765
Marine Transportation - 0.0%*
Eagle Bulk Shipping, Inc.	475	26,315
Genco Shipping & Trading Ltd.	2,114	35,071
Kirby Corp. (a)	600	47,088
Matson, Inc.	1,668	182,813
Pangaea Logistics Solutions Ltd.	2,089	17,213
		308,500
Metal, Glass & Plastic Containers - 0.1%
AptarGroup, Inc.	664	82,084
Ball Corp.	3,192	183,604
Berry Global Group, Inc.	1,218	82,081
Crown Holdings, Inc.	1,047	96,418
Greif, Inc., Class A	1,198	78,577
Greif, Inc., Class B	249	16,436
Myers Industries, Inc.	1,763	34,466
O-I Glass, Inc. (a)	7,695	126,044
Silgan Holdings, Inc.	923	41,766
TriMas Corp.	2,030	51,420
		792,896
Mortgage REITs - 0.1%
AFC Gamma, Inc.	818	9,841
AGNC Investment Corp.	6,689	65,619
Angel Oak Mortgage REIT, Inc.	737	7,812
Annaly Capital Management, Inc.	6,275	121,547
Apollo Commercial Real Estate Finance, Inc.	6,997	82,145
Arbor Realty Trust, Inc.	9,026	137,015
ARES Commercial Real Estate Corp.	2,617	27,112
ARMOUR Residential REIT, Inc.	2,403	46,426
Blackstone Mortgage Trust, Inc., Class A	8,331	177,200
BrightSpire Capital, Inc.	6,279	46,716
Chicago Atlantic Real Estate Finance, Inc.	919	14,869
Chimera Investment Corp.	11,332	56,547
Claros Mortgage Trust, Inc.	4,448	60,626
Dynex Capital, Inc.	2,695	33,741
Ellington Financial, Inc.	3,759	47,777
Franklin BSP Realty Trust, Inc.	4,141	55,945

See Notes to Schedule of Investments and Notes to Financial Statements.
28	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
Granite Point Mortgage Trust, Inc.	2,546	$ 15,123
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	5,129	141,458
Invesco Mortgage Capital, Inc.	2,126	18,836
KKR Real Estate Finance Trust, Inc.	2,854	37,758
Ladder Capital Corp.	5,560	63,996
MFA Financial, Inc.	5,009	56,451
New York Mortgage Trust, Inc.	4,418	37,686
Nexpoint Real Estate Finance, Inc.	483	7,607
Orchid Island Capital, Inc.	2,397	20,207
PennyMac Mortgage Investment Trust	4,338	64,853
Ready Capital Corp.	7,900	80,975
Redwood Trust, Inc.	5,529	40,970
Rithm Capital Corp.	4,700	50,196
Starwood Property Trust, Inc.	2,900	60,958
TPG RE Finance Trust, Inc.	3,497	22,730
Two Harbors Investment Corp.	4,778	66,558
		1,777,300
Motorcycle Manufacturers - 0.0%*
Harley-Davidson, Inc.	1,500	55,260
Movies & Entertainment - 0.4%
AMC Entertainment Holdings, Inc., Class A (a)	929	5,686
Atlanta Braves Holdings, Inc., Class A	510	21,818
Atlanta Braves Holdings, Inc., Class C (a)	2,246	88,897
Cinemark Holdings, Inc. (a)	5,420	76,368
IMAX Corp. (a)	2,238	33,615
Liberty Media Corp.-Liberty Formula One, Class A	400	23,192
Liberty Media Corp.-Liberty Formula One, Class C (a)	2,321	146,525
Liberty Media Corp.-Liberty Live, Class A	300	10,965
Liberty Media Corp.-Liberty Live, Class C (a)	473	17,686
Lions Gate Entertainment Corp., Class A (a)	2,959	32,253
Lions Gate Entertainment Corp., Class B (a)	5,776	58,857
Live Nation Entertainment, Inc. (a)	1,628	152,381
Loop Media, Inc. (a)	1,270	1,270
Madison Square Garden Entertainment Corp. (a)	1,979	62,912
Madison Square Garden Sports Corp. (a)	200	36,366
Marcus Corp.	1,240	18,079
Netflix, Inc. (a)	4,805	2,339,458
	Number of Shares	Fair Value
Reservoir Media, Inc. (a)	1,230	$ 8,770
Roku, Inc. (a)	1,284	117,691
Sphere Entertainment Co. (a)	1,259	42,756
Spotify Technology SA (a)	1,495	280,925
TKO Group Holdings, Inc.	900	73,422
Vivid Seats, Inc., Class A (a)	1,298	8,203
Walt Disney Co.	20,156	1,819,885
Warner Bros Discovery, Inc. (a)	23,246	264,540
		5,742,520
Multi-Family Residential REITs - 0.1%
Apartment Income REIT Corp.	1,351	46,920
Apartment Investment & Management Co., Class A (a)	7,286	57,049
AvalonBay Communities, Inc.	1,505	281,766
BRT Apartments Corp.	596	11,080
Camden Property Trust	1,038	103,063
Centerspace	734	42,719
Clipper Realty, Inc.	311	1,679
Elme Communities	4,379	63,933
Equity Residential	4,312	263,722
Essex Property Trust, Inc.	704	174,550
Independence Realty Trust, Inc.	10,901	166,785
Mid-America Apartment Communities, Inc.	1,224	164,579
NexPoint Residential Trust, Inc.	1,092	37,598
UDR, Inc.	3,347	128,157
Veris Residential, Inc.	3,941	61,992
		1,605,592
Multi-Line Insurance - 0.1%
American International Group, Inc.	7,875	533,531
Assurant, Inc.	536	90,311
Horace Mann Educators Corp.	2,020	66,054
		689,896
Multi-Sector Holdings - 0.5%
Berkshire Hathaway, Inc., Class B (a)	20,224	7,213,092
Cannae Holdings, Inc. (a)	3,279	63,973
Compass Diversified Holdings	3,104	69,685
		7,346,750
Multi-Utilities - 0.3%
Ameren Corp.	2,951	213,475
Avista Corp.	3,740	133,668
Black Hills Corp.	3,312	178,682
CenterPoint Energy, Inc.	7,437	212,475
CMS Energy Corp.	3,000	174,210
Consolidated Edison, Inc.	3,839	349,234

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	29

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
Dominion Energy, Inc.	9,142	$ 429,674
DTE Energy Co.	2,184	240,808
NiSource, Inc.	4,213	111,855
Northwestern Energy Group, Inc.	2,988	152,059
Public Service Enterprise Group, Inc.	5,669	346,659
Sempra	6,878	513,993
Unitil Corp.	775	40,742
WEC Energy Group, Inc.	3,474	292,407
		3,389,941
Office REITs - 0.1%
Alexandria Real Estate Equities, Inc.	1,892	239,849
Boston Properties, Inc.	1,600	112,272
Brandywine Realty Trust	8,272	44,669
City Office REIT, Inc.	1,911	11,676
COPT Defense Properties	5,592	143,323
Cousins Properties, Inc.	1,600	38,960
Douglas Emmett, Inc.	7,766	112,607
Easterly Government Properties, Inc.	4,574	61,475
Equity Commonwealth	4,903	94,138
Highwoods Properties, Inc.	1,300	29,848
Hudson Pacific Properties, Inc.	6,750	62,842
JBG SMITH Properties	5,054	85,969
Kilroy Realty Corp.	1,322	52,668
NET Lease Office Properties	142	2,624
Office Properties Income Trust	2,523	18,468
Orion Office REIT, Inc.	2,758	15,776
Paramount Group, Inc.	9,034	46,706
Peakstone Realty Trust	1,699	33,861
Piedmont Office Realty Trust, Inc., Class A	6,000	42,660
Postal Realty Trust, Inc., Class A	879	12,798
SL Green Realty Corp.	3,213	145,131
Vornado Realty Trust	2,100	59,325
		1,467,645
Office Services & Supplies - 0.0%*
ACCO Brands Corp.	4,648	28,260
CompX International, Inc.	19	480
HNI Corp.	2,281	95,414
Interface, Inc.	2,878	36,320
MillerKnoll, Inc.	3,548	94,661
MSA Safety, Inc.	400	67,532
NL Industries, Inc.	196	1,100
Pitney Bowes, Inc.	8,801	38,724
Steelcase, Inc., Class A	4,540	61,381
		423,872
	Number of Shares	Fair Value
Oil & Gas Drilling - 0.1%
Diamond Offshore Drilling, Inc. (a)	5,068	$ 65,884
Helmerich & Payne, Inc.	4,706	170,451
Nabors Industries Ltd. (a)	432	35,264
Noble Corp. PLC	5,509	265,313
Patterson-UTI Energy, Inc.	17,096	184,637
Valaris Ltd. (a)	2,922	200,362
		921,911
Oil & Gas Equipment & Services - 0.3%
Archrock, Inc.	6,874	105,860
Atlas Energy Solutions, Inc.	888	15,291
Baker Hughes Co.	11,033	377,108
Bristow Group, Inc. (a)	1,104	31,210
Cactus, Inc., Class A	3,204	145,462
ChampionX Corp.	9,489	277,174
Core Laboratories, Inc.	2,215	39,117
DMC Global, Inc. (a)	1,076	20,250
Dril-Quip, Inc. (a)	1,695	39,443
Expro Group Holdings NV (a)	4,284	68,201
Forum Energy Technologies, Inc. (a)	546	12,105
Halliburton Co.	9,982	360,849
Helix Energy Solutions Group, Inc. (a)	7,071	72,690
KLX Energy Services Holdings, Inc. (a)	758	8,535
Kodiak Gas Services, Inc.	789	15,843
Liberty Energy, Inc.	7,929	143,832
Mammoth Energy Services, Inc. (a)	1,472	6,565
Newpark Resources, Inc. (a)	3,920	26,029
NOV, Inc.	4,000	81,120
Oceaneering International, Inc. (a)	4,966	105,676
Oil States International, Inc. (a)	3,193	21,680
ProFrac Holding Corp., Class A (a)	1,443	12,237
ProPetro Holding Corp. (a)	4,810	40,308
Ranger Energy Services, Inc.	863	8,828
RPC, Inc.	3,971	28,909
Schlumberger N.V.	15,550	809,222
SEACOR Marine Holdings, Inc. (a)	1,324	16,669
Select Water Solutions, Inc.	4,250	32,257
Solaris Oilfield Infrastructure, Inc., Class A	1,548	12,322
Tenaris SA	4,793	83,363
TETRA Technologies, Inc. (a)	5,832	26,361
Tidewater, Inc. (a)	2,242	161,671
U.S. Silica Holdings, Inc. (a)	3,560	40,264

See Notes to Schedule of Investments and Notes to Financial Statements.
30	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
Weatherford International PLC (a)	3,452	$ 337,709
		3,584,160
Oil & Gas Exploration & Production - 0.6%
Amplify Energy Corp. (a)	1,763	10,455
Antero Resources Corp. (a)	2,800	63,504
APA Corp.	3,600	129,168
Berry Corp.	3,492	24,549
California Resources Corp.	3,368	184,162
Callon Petroleum Co. (a)	3,025	98,010
Chesapeake Energy Corp.	1,300	100,022
Chord Energy Corp.	2,029	337,281
Civitas Resources, Inc.	3,917	267,844
CNX Resources Corp. (a)	7,561	151,220
Comstock Resources, Inc.	4,335	38,365
ConocoPhillips	13,172	1,528,874
Coterra Energy, Inc.	8,427	215,057
Crescent Energy Co., Class A	3,839	50,713
Devon Energy Corp.	7,129	322,944
Diamondback Energy, Inc.	1,931	299,459
Empire Petroleum Corp. (a)	548	6,022
EOG Resources, Inc.	6,553	792,585
EQT Corp.	3,702	143,119
Evolution Petroleum Corp.	1,728	10,040
Granite Ridge Resources, Inc.	1,530	9,211
Gulfport Energy Corp. (a)	538	71,662
Hess Corp.	3,013	434,354
HighPeak Energy, Inc.	697	9,925
Magnolia Oil & Gas Corp., Class A	8,674	184,669
Marathon Oil Corp.	6,287	151,894
Matador Resources Co.	5,493	312,332
Murphy Oil Corp.	7,204	307,323
Northern Oil & Gas, Inc.	4,251	157,585
Ovintiv, Inc.	2,800	122,976
Permian Resources Corp.	19,114	259,950
Pioneer Natural Resources Co.	2,519	566,473
PrimeEnergy Resources Corp. (a)	26	2,765
Range Resources Corp.	2,600	79,144
Riley Exploration Permian, Inc.	493	13,429
Ring Energy, Inc. (a)	6,806	9,937
SandRidge Energy, Inc.	1,610	22,009
SilverBow Resources, Inc. (a)	963	28,004
Sitio Royalties Corp., Class A	3,982	93,617
SM Energy Co.	5,720	221,478
Southwestern Energy Co. (a)	12,300	80,565
Talos Energy, Inc. (a)	5,418	77,098
Tellurian, Inc. (a)	26,470	20,001
Texas Pacific Land Corp.	65	102,209
VAALCO Energy, Inc.	5,467	24,547
Vital Energy, Inc. (a)	1,163	52,905
	Number of Shares	Fair Value
Vitesse Energy, Inc.	1,256	$ 27,494
W&T Offshore, Inc.	5,025	16,381
		8,233,330
Oil & Gas Refining & Marketing - 0.2%
Clean Energy Fuels Corp. (a)	7,925	30,353
CVR Energy, Inc.	1,404	42,541
Delek U.S. Holdings, Inc.	3,218	83,024
FutureFuel Corp.	1,304	7,928
Gevo, Inc. (a)	12,920	14,987
Green Plains, Inc. (a)	2,861	72,154
HF Sinclair Corp.	1,600	88,912
Marathon Petroleum Corp.	4,068	603,529
Par Pacific Holdings, Inc. (a)	2,729	99,254
PBF Energy, Inc., Class A	5,404	237,560
Phillips 66	4,941	657,845
REX American Resources Corp. (a)	779	36,847
Valero Energy Corp.	3,786	492,180
Vertex Energy, Inc. (a)	3,590	12,170
World Kinect Corp.	2,977	67,816
		2,547,100
Oil & Gas Storage & Transportation - 0.2%
Antero Midstream Corp.	4,100	51,373
Cheniere Energy, Inc.	2,579	440,261
DHT Holdings, Inc.	6,737	66,090
Dorian LPG Ltd.	1,571	68,920
DT Midstream, Inc. (a)	1,150	63,020
Equitrans Midstream Corp.	21,135	215,154
Excelerate Energy, Inc., Class A	892	13,790
International Seaways, Inc.	2,005	91,187
Kinder Morgan, Inc.	21,317	376,032
Kinetik Holdings, Inc.	862	28,791
New Fortress Energy, Inc.	900	33,957
NextDecade Corp. (a)	3,889	18,551
Nordic American Tankers Ltd.	9,958	41,824
ONEOK, Inc.	6,455	453,270
Overseas Shipholding Group, Inc., Class A	3,535	18,629
Targa Resources Corp.	2,647	229,945
Williams Cos., Inc.	13,037	454,079
		2,664,873
Other Specialized REITs - 0.1%
EPR Properties	700	33,915
Farmland Partners, Inc.	2,225	27,768
Four Corners Property Trust, Inc.	4,286	108,436
Gaming & Leisure Properties, Inc.	3,111	153,528
Gladstone Land Corp.	1,686	24,362
Iron Mountain, Inc.	3,300	230,934

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	31

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
Lamar Advertising Co., Class A	900	$ 95,652
Outfront Media, Inc.	7,287	101,726
Safehold, Inc.	2,312	54,101
Uniti Group, Inc.	11,701	67,632
VICI Properties, Inc.	11,159	355,749
		1,253,803
Other Specialty Retail - 0.1%
1-800-Flowers.com, Inc., Class A (a)	1,508	16,256
Academy Sports & Outdoors, Inc.	3,500	231,000
BARK, Inc. (a)	5,659	4,558
Bath & Body Works, Inc.	2,298	99,182
Big 5 Sporting Goods Corp.	1,275	8,083
Build-A-Bear Workshop, Inc.	719	16,530
Dick's Sporting Goods, Inc.	687	100,955
Envela Corp. (a)	265	1,288
Five Below, Inc. (a)	600	127,896
Hibbett, Inc.	633	45,589
Leslie's, Inc. (a)	8,662	59,854
MarineMax, Inc. (a)	1,034	40,223
National Vision Holdings, Inc. (a)	3,822	79,994
ODP Corp. (a)	1,622	91,319
PetMed Express, Inc.	940	7,106
Rent the Runway, Inc., Class A (a)	1,423	751
Sally Beauty Holdings, Inc. (a)	5,262	69,879
Signet Jewelers Ltd.	2,157	231,360
Sportsman's Warehouse Holdings, Inc. (a)	2,306	9,824
Tractor Supply Co.	1,203	258,681
Ulta Beauty, Inc. (a)	582	285,174
Warby Parker, Inc., Class A (a)	4,024	56,738
Winmark Corp.	140	58,457
		1,900,697
Packaged Foods & Meats - 0.6%
B&G Foods, Inc.	3,441	36,131
Beyond Meat, Inc. (a)	2,947	26,228
BRC, Inc., Class A (a)	2,341	8,498
Calavo Growers, Inc.	866	25,469
Cal-Maine Foods, Inc.	2,045	117,363
Campbell Soup Co.	2,000	86,460
Conagra Brands, Inc.	5,700	163,362
Dole PLC	3,476	42,720
Flowers Foods, Inc.	2,100	47,271
Freshpet, Inc. (a)	600	52,056
General Mills, Inc.	6,430	418,850
Hain Celestial Group, Inc. (a)	4,354	47,676
Hershey Co.	1,594	297,185
Hormel Foods Corp.	2,978	95,624
	Number of Shares	Fair Value
J & J Snack Foods Corp.	746	$ 124,686
J M Smucker Co.	1,221	154,310
JBS SA	12,000	61,537
John B Sanfilippo & Son, Inc.	436	44,925
Kellanova	3,150	176,116
Kraft Heinz Co.	9,029	333,892
Lamb Weston Holdings, Inc.	1,586	171,431
Lancaster Colony Corp.	943	156,906
McCormick & Co., Inc.	2,577	176,318
Mission Produce, Inc. (a)	2,440	24,620
Mondelez International, Inc., Class A	15,202	1,101,081
Nestle S.A.	27,686	3,207,583
Pilgrim's Pride Corp. (a)	1,000	27,660
Post Holdings, Inc. (a)	600	52,836
Seaboard Corp.	1	3,570
Seneca Foods Corp., Class A (a)	250	13,110
Simply Good Foods Co. (a)	4,386	173,686
Sovos Brands, Inc. (a)	2,672	58,864
TreeHouse Foods, Inc. (a)	2,548	105,615
Tyson Foods, Inc., Class A	3,332	179,095
Utz Brands, Inc.	3,587	58,253
Vital Farms, Inc. (a)	1,473	23,111
Westrock Coffee Co. (a)	1,577	16,101
WK Kellogg Co.	762	10,013
		7,920,212
Paper & Plastic Packaging Products & Materials - 0.1%
Amcor PLC	17,600	169,664
Avery Dennison Corp.	842	170,219
Graphic Packaging Holding Co.	3,000	73,950
International Paper Co.	3,623	130,971
Packaging Corp. of America	1,083	176,431
Pactiv Evergreen, Inc.	1,853	25,405
Ranpak Holdings Corp. (a)	2,152	12,525
Sealed Air Corp.	1,505	54,963
Sonoco Products Co.	1,100	61,457
Westrock Co.	2,600	107,952
		983,537
Paper Products - 0.0%*
Clearwater Paper Corp. (a)	841	30,377
Glatfelter Corp. (a)	2,964	5,750
Sylvamo Corp.	1,798	88,300
		124,427
Passenger Airlines - 0.1%
Alaska Air Group, Inc. (a)	1,521	59,425
Allegiant Travel Co.	787	65,014
American Airlines Group, Inc. (a)	8,100	111,294
Blade Air Mobility, Inc. (a)	2,879	10,163

See Notes to Schedule of Investments and Notes to Financial Statements.
32	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
Delta Air Lines, Inc.	7,457	$ 299,995
Frontier Group Holdings, Inc. (a)	2,152	11,750
Hawaiian Holdings, Inc. (a)	2,563	36,395
JetBlue Airways Corp. (a)	16,321	90,582
Joby Aviation, Inc. (a)	13,757	91,484
SkyWest, Inc. (a)	2,018	105,340
Southwest Airlines Co.	6,162	177,959
Spirit Airlines, Inc.	5,406	88,604
Sun Country Airlines Holdings, Inc. (a)	1,891	29,745
United Airlines Holdings, Inc. (a)	3,866	159,511
		1,337,261
Passenger Ground Transportation - 0.1%
Avis Budget Group, Inc.	200	35,452
Hertz Global Holdings, Inc. (a)	1,800	18,702
Lyft, Inc., Class A (a)	3,215	48,193
Uber Technologies, Inc. (a)	21,659	1,333,544
		1,435,891
Personal Care Products - 0.2%
Beauty Health Co. (a)	4,099	12,748
BellRing Brands, Inc. (a)	6,398	354,641
Coty, Inc., Class A (a)	4,300	53,406
Edgewell Personal Care Co.	2,529	92,637
elf Beauty, Inc. (a)	2,618	377,882
Estee Lauder Cos., Inc., Class A	2,566	375,278
Haleon PLC	57,046	233,911
Herbalife Ltd. (a)	4,859	74,148
Inter Parfums, Inc.	909	130,905
Kenvue, Inc.	18,974	408,510
Medifast, Inc.	521	35,022
Nature's Sunshine Products, Inc. (a)	762	13,175
Nu Skin Enterprises, Inc., Class A	2,363	45,890
USANA Health Sciences, Inc. (a)	529	28,354
Waldencast PLC, Class A	1,646	18,007
		2,254,514
Pharmaceuticals - 1.7%
Aclaris Therapeutics, Inc. (a)	3,483	3,657
Amneal Pharmaceuticals, Inc. (a)	6,137	37,252
Amphastar Pharmaceuticals, Inc. (a)	1,878	116,154
Amylyx Pharmaceuticals, Inc. (a)	2,382	35,063
ANI Pharmaceuticals, Inc. (a)	683	37,661
Arvinas, Inc. (a)	2,419	99,566
Assertio Holdings, Inc. (a)	4,951	5,298
	Number of Shares	Fair Value
Atea Pharmaceuticals, Inc. (a)	4,300	$ 13,115
Axsome Therapeutics, Inc. (a)	1,742	138,646
Biote Corp., Class A (a)	488	2,411
Bright Green Corp. (a)	2,110	696
Bristol-Myers Squibb Co.	22,729	1,166,225
Cara Therapeutics, Inc. (a)	2,213	1,644
Cassava Sciences, Inc. (a)	1,945	43,782
Catalent, Inc. (a)	1,829	82,177
Citius Pharmaceuticals, Inc. (a)	7,925	5,995
Collegium Pharmaceutical, Inc. (a)	1,690	52,018
Corcept Therapeutics, Inc. (a)	3,968	128,881
CorMedix, Inc. (a)	2,986	11,227
Cymabay Therapeutics, Inc. (a)	5,450	128,729
Edgewise Therapeutics, Inc. (a)	1,946	21,289
Elanco Animal Health, Inc. (a)	4,882	72,742
Eli Lilly & Co.	9,288	5,414,161
Enliven Therapeutics, Inc. (a)	1,129	15,625
Evolus, Inc. (a)	2,252	23,714
Eyenovia, Inc. (a)	973	2,024
EyePoint Pharmaceuticals, Inc. (a)	1,263	29,188
GSK PLC	42,387	783,615
Harmony Biosciences Holdings, Inc. (a)	1,605	51,841
Harrow, Inc. (a)	1,577	17,662
Ikena Oncology, Inc. (a)	1,532	3,018
Innoviva, Inc. (a)	3,075	49,323
Intra-Cellular Therapies, Inc. (a)	4,537	324,940
Jazz Pharmaceuticals PLC (a)	600	73,800
Johnson & Johnson	26,574	4,165,209
Ligand Pharmaceuticals, Inc. (a)	814	58,136
Liquidia Corp. (a)	2,289	27,537
Longboard Pharmaceuticals, Inc. (a)	543	3,274
Marinus Pharmaceuticals, Inc. (a)	2,335	25,381
Merck & Co., Inc.	27,992	3,051,688
Neumora Therapeutics, Inc.	741	12,634
NGM Biopharmaceuticals, Inc. (a)	1,322	1,136
Nuvation Bio, Inc. (a)	8,262	12,476
Ocular Therapeutix, Inc. (a)	3,775	16,836
Omeros Corp. (a)	3,476	11,367
Optinose, Inc. (a)	2,541	3,278
Organon & Co.	2,790	40,232
Pacira BioSciences, Inc. (a)	2,268	76,522
Perrigo Co. PLC	1,600	51,488
Pfizer, Inc.	62,295	1,793,473
Phathom Pharmaceuticals, Inc. (a)	1,676	15,302

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	33

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
Phibro Animal Health Corp., Class A	956	$ 11,070
Pliant Therapeutics, Inc. (a)	2,704	48,969
Prestige Consumer Healthcare, Inc. (a)	2,471	151,275
Revance Therapeutics, Inc. (a)	4,362	38,342
Roche Holding AG	7,609	2,216,966
Royalty Pharma PLC, Class A	4,500	126,405
Sanofi SA	11,791	1,169,118
scPharmaceuticals, Inc. (a)	1,641	10,289
SIGA Technologies, Inc.	2,314	12,958
Supernus Pharmaceuticals, Inc. (a)	2,412	69,803
Taro Pharmaceutical Industries Ltd. (a)	451	18,843
Tarsus Pharmaceuticals, Inc. (a)	1,282	25,960
Terns Pharmaceuticals, Inc. (a)	2,422	15,719
Theravance Biopharma, Inc. (a)	2,565	28,831
Theseus Pharmaceuticals, Inc. (a)	898	3,637
Third Harmonic Bio, Inc. (a)	1,193	13,087
Trevi Therapeutics, Inc. (a)	1,451	1,944
Ventyx Biosciences, Inc. (a)	2,439	6,024
Verrica Pharmaceuticals, Inc. (a)	727	5,322
Viatris, Inc.	12,200	132,126
WaVe Life Sciences Ltd. (a)	3,292	16,625
Xeris Biopharma Holdings, Inc. (a)	6,977	16,396
Zevra Therapeutics, Inc. (a)	1,969	12,897
Zoetis, Inc.	5,222	1,030,666
		23,542,380
Property & Casualty Insurance - 0.4%
Allstate Corp.	2,891	404,682
Ambac Financial Group, Inc. (a)	2,222	36,618
American Coastal Insurance Corp., Class C (a)	1,163	11,002
American Financial Group, Inc.	881	104,742
AMERISAFE, Inc.	950	44,441
Arch Capital Group Ltd. (a)	4,000	297,080
Assured Guaranty Ltd.	700	52,381
Axis Capital Holdings Ltd.	900	49,833
Chubb Ltd.	4,469	1,009,994
Cincinnati Financial Corp.	1,865	192,953
CNA Financial Corp.	100	4,231
Donegal Group, Inc., Class A	770	10,772
Employers Holdings, Inc.	1,277	50,314
Fidelity National Financial, Inc.	2,700	137,754
First American Financial Corp.	1,100	70,884
	Number of Shares	Fair Value
Hanover Insurance Group, Inc.	400	$ 48,568
Hartford Financial Services Group, Inc.	3,394	272,810
HCI Group, Inc.	308	26,919
Investors Title Co.	65	10,539
James River Group Holdings Ltd.	1,857	17,159
Kemper Corp.	600	29,202
Kinsale Capital Group, Inc.	292	97,794
Lemonade, Inc. (a)	2,471	39,857
Loews Corp.	2,200	153,098
Markel Group, Inc. (a)	140	198,786
MBIA, Inc.	2,132	13,048
Mercury General Corp.	1,311	48,913
NI Holdings, Inc. (a)	515	6,690
Old Republic International Corp.	3,310	97,314
Palomar Holdings, Inc. (a)	1,200	66,600
ProAssurance Corp.	2,596	35,799
Progressive Corp.	6,367	1,014,136
RLI Corp.	400	53,248
Safety Insurance Group, Inc.	703	53,421
Selective Insurance Group, Inc.	2,918	290,283
Skyward Specialty Insurance Group, Inc. (a)	1,188	40,249
Stewart Information Services Corp.	1,317	77,374
Tiptree, Inc.	1,100	20,856
Travelers Cos., Inc.	2,491	474,511
Trupanion, Inc. (a)	1,971	60,135
United Fire Group, Inc.	1,072	21,569
Universal Insurance Holdings, Inc.	1,328	21,221
W R Berkley Corp.	2,131	150,704
White Mountains Insurance Group Ltd.	24	36,120
		5,954,604
Publishing - 0.0%*
Daily Journal Corp. (a)	62	21,131
Gannett Co., Inc. (a)	7,293	16,774
John Wiley & Sons, Inc., Class A	1,816	57,640
New York Times Co., Class A	1,601	78,433
News Corp., Class A	3,894	95,598
News Corp., Class B	1,974	50,771
Scholastic Corp.	1,333	50,254
		370,601
Rail Transportation - 0.2%
CSX Corp.	21,784	755,251
FTAI Infrastructure, Inc.	5,430	21,123
Norfolk Southern Corp.	2,538	599,932

See Notes to Schedule of Investments and Notes to Financial Statements.
34	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
Union Pacific Corp.	6,719	$ 1,650,321
		3,026,627
Real Estate Development - 0.0%*
Forestar Group, Inc. (a)	921	30,457
Howard Hughes Holdings, Inc. (a)	400	34,220
Maui Land & Pineapple Co., Inc. (a)	479	7,611
Star Holdings (a)	599	8,973
Stratus Properties, Inc. (a)	332	9,582
		90,843
Real Estate Operating Companies - 0.0%*
DigitalBridge Group, Inc.	8,022	140,706
FRP Holdings, Inc. (a)	360	22,637
Kennedy-Wilson Holdings, Inc.	5,962	73,809
Transcontinental Realty Investors, Inc. (a)	80	2,765
		239,917
Real Estate Services - 0.1%
Anywhere Real Estate, Inc. (a)	5,207	42,229
CBRE Group, Inc., Class A (a)	3,182	296,212
Compass, Inc., Class A (a)	14,506	54,542
CoStar Group, Inc. (a)	4,428	386,963
Cushman & Wakefield PLC (a)	8,175	88,290
Douglas Elliman, Inc.	3,725	10,989
eXp World Holdings, Inc.	3,389	52,597
Jones Lang LaSalle, Inc. (a)	500	94,435
Marcus & Millichap, Inc.	1,196	52,241
Newmark Group, Inc., Class A	6,731	73,772
Opendoor Technologies, Inc. (a)	26,964	120,799
RE/MAX Holdings, Inc., Class A	1,016	13,543
Redfin Corp. (a)	5,171	53,365
Zillow Group, Inc., Class A (a)	400	22,688
Zillow Group, Inc., Class C (a)	1,400	81,004
		1,443,669
Regional Banks - 1.0%
1st Source Corp.	811	44,564
ACNB Corp.	404	18,083
Amalgamated Financial Corp.	880	23,707
Amerant Bancorp, Inc.	1,301	31,966
American National Bankshares, Inc.	523	25,496
Ameris Bancorp	3,197	169,601
Ames National Corp.	510	10,883
Arrow Financial Corp.	694	19,390
Associated Banc-Corp.	7,309	156,340
Atlantic Union Bankshares Corp.	3,721	135,965
	Number of Shares	Fair Value
Axos Financial, Inc. (a)	2,679	$ 146,273
Banc of California, Inc.	6,473	86,932
BancFirst Corp.	1,089	105,992
Bancorp, Inc. (a)	2,504	96,554
Bank First Corp.	453	39,257
Bank of Hawaii Corp.	1,944	140,862
Bank of Marin Bancorp	889	19,576
Bank OZK	1,200	59,796
Bank7 Corp.	130	3,556
BankUnited, Inc.	3,681	119,375
Bankwell Financial Group, Inc.	294	8,873
Banner Corp.	1,688	90,409
Bar Harbor Bankshares	763	22,402
BayCom Corp.	604	14,248
BCB Bancorp, Inc.	722	9,278
Berkshire Hills Bancorp, Inc.	2,153	53,459
Blue Foundry Bancorp (a)	1,248	12,068
Blue Ridge Bankshares, Inc.	866	2,624
BOK Financial Corp.	300	25,695
Bridgewater Bancshares, Inc. (a)	1,007	13,615
Brookline Bancorp, Inc.	4,252	46,389
Burke & Herbert Financial Services Corp.	355	22,330
Business First Bancshares, Inc.	1,214	29,925
Byline Bancorp, Inc.	1,247	29,379
C&F Financial Corp.	189	12,888
Cadence Bank	8,827	261,191
Cambridge Bancorp	385	26,719
Camden National Corp.	721	27,131
Capital Bancorp, Inc.	466	11,277
Capital City Bank Group, Inc.	674	19,836
Capitol Federal Financial, Inc.	6,182	39,874
Capstar Financial Holdings, Inc.	952	17,840
Carter Bankshares, Inc. (a)	1,246	18,653
Cathay General Bancorp	3,448	153,677
Central Pacific Financial Corp.	1,345	26,470
Central Valley Community Bancorp	593	13,254
Chemung Financial Corp.	210	10,458
ChoiceOne Financial Services, Inc.	410	12,013
Citizens & Northern Corp.	837	18,774
Citizens Financial Group, Inc.	5,152	170,737
Citizens Financial Services, Inc.	223	14,433
City Holding Co.	732	80,710
Civista Bancshares, Inc.	750	13,830
CNB Financial Corp.	1,059	23,923
Coastal Financial Corp. (a)	584	25,935
Codorus Valley Bancorp, Inc.	541	13,904
Colony Bankcorp, Inc.	836	11,119

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	35

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
Columbia Banking System, Inc.	2,293	$ 61,177
Columbia Financial, Inc. (a)	1,479	28,515
Commerce Bancshares, Inc.	1,179	62,970
Community Bank System, Inc.	2,640	137,570
Community Trust Bancorp, Inc.	779	34,167
ConnectOne Bancorp, Inc.	1,798	41,192
CrossFirst Bankshares, Inc. (a)	2,247	30,514
Cullen/Frost Bankers, Inc.	600	65,094
Customers Bancorp, Inc. (a)	1,407	81,071
CVB Financial Corp.	6,594	133,133
Dime Community Bancshares, Inc.	1,699	45,754
Eagle Bancorp, Inc.	1,521	45,843
East West Bancorp, Inc.	1,393	100,226
Eastern Bankshares, Inc.	7,660	108,772
Enterprise Bancorp, Inc.	453	14,614
Enterprise Financial Services Corp.	1,787	79,790
Equity Bancshares, Inc., Class A	760	25,764
Esquire Financial Holdings, Inc.	378	18,885
ESSA Bancorp, Inc.	531	10,631
Evans Bancorp, Inc.	312	9,837
Farmers & Merchants Bancorp, Inc.	611	15,153
Farmers National Banc Corp.	1,861	26,891
FB Financial Corp.	1,743	69,459
Fidelity D&D Bancorp, Inc.	267	15,494
Financial Institutions, Inc.	732	15,592
First Bancorp	1,956	72,392
First Bancorp, Inc.	476	13,433
First Bancshares, Inc.	1,528	44,816
First Bank	1,180	17,346
First Busey Corp.	2,548	63,241
First Business Financial Services, Inc.	390	15,639
First Commonwealth Financial Corp.	5,038	77,787
First Community Bankshares, Inc.	885	32,834
First Community Corp.	452	9,732
First Financial Bancorp	4,660	110,675
First Financial Bankshares, Inc.	6,303	190,981
First Financial Corp.	597	25,689
First Foundation, Inc.	2,783	26,939
First Hawaiian, Inc.	1,200	27,432
First Horizon Corp.	5,900	83,544
First Interstate BancSystem, Inc., Class A	4,091	125,798
First Merchants Corp.	2,923	108,385
First Mid Bancshares, Inc.	962	33,343
	Number of Shares	Fair Value
First of Long Island Corp.	1,047	$ 13,862
First Western Financial, Inc. (a)	408	8,091
Five Star Bancorp	729	19,085
Flushing Financial Corp.	1,433	23,616
FNB Corp.	4,000	55,080
FS Bancorp, Inc.	381	14,082
Fulton Financial Corp.	7,746	127,499
FVCBankcorp, Inc. (a)	757	10,749
German American Bancorp, Inc.	1,365	44,240
Glacier Bancorp, Inc.	5,399	223,087
Great Southern Bancorp, Inc.	457	27,123
Greene County Bancorp, Inc.	348	9,814
Guaranty Bancshares, Inc.	403	13,549
Hancock Whitney Corp.	4,198	203,981
Hanmi Financial Corp.	1,529	29,663
HarborOne Bancorp, Inc.	2,136	25,589
HBT Financial, Inc.	768	16,212
Heartland Financial USA, Inc.	2,081	78,266
Heritage Commerce Corp.	2,980	29,562
Heritage Financial Corp.	1,735	37,112
Hilltop Holdings, Inc.	2,299	80,948
Hingham Institution For Savings The	84	16,330
Home Bancorp, Inc.	358	15,040
Home BancShares, Inc.	9,235	233,923
HomeStreet, Inc.	1,061	10,928
HomeTrust Bancshares, Inc.	732	19,705
Hope Bancorp, Inc.	5,666	68,445
Horizon Bancorp, Inc.	2,174	31,110
Huntington Bancshares, Inc.	17,046	216,825
Independent Bank Corp.	3,184	170,028
Independent Bank Group, Inc.	1,782	90,668
International Bancshares Corp.	2,663	144,654
John Marshall Bancorp, Inc.	716	16,153
Kearny Financial Corp.	2,905	26,058
Lakeland Bancorp, Inc.	3,032	44,843
Lakeland Financial Corp.	1,223	79,691
LCNB Corp.	622	9,809
Live Oak Bancshares, Inc.	1,650	75,075
Luther Burbank Corp.	526	5,633
M&T Bank Corp.	1,852	253,872
Macatawa Bank Corp.	1,283	14,472
MainStreet Bancshares, Inc.	411	10,197
Mercantile Bank Corp.	789	31,860
Metrocity Bankshares, Inc.	935	22,459
Metropolitan Bank Holding Corp. (a)	481	26,638
Mid Penn Bancorp, Inc.	688	16,705
Middlefield Banc Corp.	451	14,599
Midland States Bancorp, Inc.	1,076	29,655
MidWestOne Financial Group, Inc.	801	21,555

See Notes to Schedule of Investments and Notes to Financial Statements.
36	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
MVB Financial Corp.	645	$ 14,551
National Bank Holdings Corp., Class A	1,810	67,314
National Bankshares, Inc.	343	11,096
NBT Bancorp, Inc.	2,261	94,759
New York Community Bancorp, Inc.	6,900	70,587
Nicolet Bankshares, Inc.	629	50,622
Northeast Bank	322	17,771
Northeast Community Bancorp, Inc.	764	13,553
Northfield Bancorp, Inc.	2,098	26,393
Northrim BanCorp, Inc.	313	17,907
Northwest Bancshares, Inc.	6,274	78,300
Norwood Financial Corp.	425	13,987
Oak Valley Bancorp	392	11,740
OceanFirst Financial Corp.	2,839	49,285
Old National Bancorp	14,187	239,618
Old Second Bancorp, Inc.	2,094	32,331
Orange County Bancorp, Inc.	288	17,349
Origin Bancorp, Inc.	1,425	50,687
Orrstown Financial Services, Inc.	512	15,104
Pacific Premier Bancorp, Inc.	4,701	136,846
Park National Corp.	707	93,932
Parke Bancorp, Inc.	513	10,388
Pathward Financial, Inc.	1,319	69,815
PCB Bancorp	582	10,726
Peapack-Gladstone Financial Corp.	863	25,735
Penns Woods Bancorp, Inc.	400	9,004
Peoples Bancorp, Inc.	1,655	55,873
Peoples Financial Services Corp.	308	15,000
Pinnacle Financial Partners, Inc.	886	77,277
Pioneer Bancorp, Inc. (a)	624	6,246
Plumas Bancorp	318	13,149
Ponce Financial Group, Inc. (a)	1,205	11,761
Preferred Bank	652	47,629
Premier Financial Corp.	1,715	41,332
Primis Financial Corp.	1,102	13,951
Princeton Bancorp, Inc.	301	10,806
Prosperity Bancshares, Inc.	900	60,957
Provident Financial Services, Inc.	3,602	64,944
QCR Holdings, Inc.	803	46,887
RBB Bancorp	752	14,318
Red River Bancshares, Inc.	277	15,542
Regions Financial Corp.	10,977	212,734
Renasant Corp.	2,723	91,711
Republic Bancorp, Inc., Class A	440	24,270
S&T Bancorp, Inc.	1,906	63,699
Sandy Spring Bancorp, Inc.	2,143	58,375
	Number of Shares	Fair Value
Seacoast Banking Corp. of Florida	4,169	$ 118,650
ServisFirst Bancshares, Inc.	2,461	163,976
Shore Bancshares, Inc.	1,641	23,384
Sierra Bancorp	676	15,244
Simmons First National Corp., Class A	5,979	118,623
SmartFinancial, Inc.	811	19,861
South Plains Financial, Inc.	663	19,200
Southern First Bancshares, Inc. (a)	372	13,801
Southern Missouri Bancorp, Inc.	470	25,093
Southern States Bancshares, Inc.	439	12,854
Southside Bancshares, Inc.	1,432	44,850
SouthState Corp.	3,794	320,403
Stellar Bancorp, Inc.	2,390	66,538
Sterling Bancorp, Inc. (a)	1,317	7,599
Stock Yards Bancorp, Inc.	1,333	68,636
Summit Financial Group, Inc.	548	16,818
Synovus Financial Corp.	1,618	60,918
Texas Capital Bancshares, Inc. (a)	2,375	153,496
Third Coast Bancshares, Inc. (a)	638	12,677
Timberland Bancorp, Inc.	429	13,496
Tompkins Financial Corp.	673	40,535
Towne Bank	3,469	103,237
TriCo Bancshares	1,524	65,486
Triumph Financial, Inc. (a)	1,095	87,797
Truist Financial Corp.	14,598	538,958
TrustCo Bank Corp.	936	29,063
Trustmark Corp.	2,999	83,612
UMB Financial Corp.	2,140	178,797
United Bankshares, Inc.	6,336	237,917
United Community Banks, Inc.	5,584	163,388
Unity Bancorp, Inc.	364	10,771
Univest Financial Corp.	1,458	32,120
USCB Financial Holdings, Inc. (a)	652	7,987
Valley National Bancorp	20,898	226,952
Veritex Holdings, Inc.	2,569	59,781
Virginia National Bankshares Corp.	279	9,592
WaFd, Inc.	3,099	102,143
Washington Trust Bancorp, Inc.	853	27,620
Webster Financial Corp.	1,672	84,871
WesBanco, Inc.	2,845	89,248
West BanCorp, Inc.	785	16,642
Westamerica BanCorp	1,273	71,810
Western Alliance Bancorp	1,100	72,369
Wintrust Financial Corp.	600	55,650
WSFS Financial Corp.	3,034	139,352

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	37

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
Zions Bancorp NA	1,575	$ 69,095
		14,122,533
Reinsurance - 0.1%
Enstar Group Ltd. (a)	576	169,546
Everest Group Ltd.	435	153,807
Greenlight Capital Re Ltd., Class A (a)	1,282	14,641
Maiden Holdings Ltd. (a)	5,298	12,132
Reinsurance Group of America, Inc.	700	113,246
Swiss Re AG	3,113	349,748
		813,120
Renewable Electricity - 0.0%*
Altus Power, Inc. (a)	2,925	19,978
Brookfield Renewable Corp., Class A	2,534	73,120
Clearway Energy, Inc., Class C	1,300	35,659
Montauk Renewables, Inc. (a)	3,106	27,674
Ormat Technologies, Inc.	2,586	195,993
Sunnova Energy International, Inc. (a)	5,283	80,566
		432,990
Research & Consulting Services - 0.2%
Blacksky Technology, Inc. (a)	7,101	9,941
Booz Allen Hamilton Holding Corp.	1,524	194,935
CACI International, Inc., Class A (a)	269	87,118
CBIZ, Inc. (a)	2,377	148,776
Clarivate PLC (a)	5,512	51,041
CRA International, Inc.	339	33,510
Dun & Bradstreet Holdings, Inc.	2,000	23,400
Equifax, Inc.	1,291	319,251
Experian PLC	9,497	387,659
Exponent, Inc.	2,450	215,698
FiscalNote Holdings, Inc. (a)	3,809	4,342
Forrester Research, Inc. (a)	603	16,166
Franklin Covey Co. (a)	613	26,684
FTI Consulting, Inc. (a)	400	79,660
Huron Consulting Group, Inc. (a)	941	96,735
ICF International, Inc.	928	124,436
Innodata, Inc. (a)	1,425	11,600
Jacobs Solutions, Inc.	1,500	194,700
KBR, Inc.	1,400	77,574
Legalzoom.com, Inc. (a)	5,467	61,777
Leidos Holdings, Inc.	1,591	172,210
Mistras Group, Inc. (a)	1,299	9,509
NV5 Global, Inc. (a)	676	75,117
Parsons Corp. (a)	2,045	128,242
	Number of Shares	Fair Value
Planet Labs PBC (a)	8,633	$ 21,324
Resources Connection, Inc.	1,637	23,196
Science Applications International Corp.	600	74,592
TransUnion	1,989	136,664
Verisk Analytics, Inc.	1,546	369,278
Willdan Group, Inc. (a)	588	12,642
		3,187,777
Restaurants - 0.5%
Aramark	2,200	61,820
Biglari Holdings, Inc., Class B (a)	39	6,432
BJ's Restaurants, Inc. (a)	1,101	39,647
Bloomin' Brands, Inc.	4,337	122,087
Brinker International, Inc. (a)	2,165	93,485
Carrols Restaurant Group, Inc.	2,079	16,383
Cheesecake Factory, Inc.	2,391	83,709
Chipotle Mexican Grill, Inc. (a)	280	640,349
Chuy's Holdings, Inc. (a)	870	33,260
Cracker Barrel Old Country Store, Inc.	1,088	83,863
Darden Restaurants, Inc.	1,300	213,590
Denny's Corp. (a)	2,746	29,876
Dine Brands Global, Inc.	758	37,635
Domino's Pizza, Inc.	380	156,647
DoorDash, Inc., Class A (a)	3,400	336,226
El Pollo Loco Holdings, Inc. (a)	1,582	13,953
First Watch Restaurant Group, Inc. (a)	1,205	24,220
Jack in the Box, Inc.	1,013	82,691
Krispy Kreme, Inc.	4,361	65,807
Kura Sushi USA, Inc., Class A (a)	294	22,344
McDonald's Corp.	8,060	2,389,871
Nathan's Famous, Inc.	162	12,638
Noodles & Co. (a)	2,040	6,426
ONE Group Hospitality, Inc. (a)	1,141	6,983
Papa John's International, Inc.	1,628	124,102
Portillo's, Inc., Class A (a)	2,130	33,931
Potbelly Corp. (a)	1,493	15,557
RCI Hospitality Holdings, Inc.	436	28,889
Red Robin Gourmet Burgers, Inc. (a)	929	11,585
Shake Shack, Inc., Class A (a)	1,871	138,679
Starbucks Corp.	12,480	1,198,205
Sweetgreen, Inc., Class A (a)	4,590	51,867
Texas Roadhouse, Inc.	800	97,784
Wendy's Co.	1,700	33,116
Wingstop, Inc.	300	76,974
Yum! Brands, Inc.	3,081	402,563
		6,793,194

See Notes to Schedule of Investments and Notes to Financial Statements.
38	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
Retail REITs - 0.2%
Acadia Realty Trust	4,600	$ 78,154
Agree Realty Corp.	1,200	75,540
Alexander's, Inc.	110	23,493
Brixmor Property Group, Inc.	3,500	81,445
CBL & Associates Properties, Inc.	1,351	32,992
Federal Realty Investment Trust	900	92,745
Getty Realty Corp.	2,201	64,313
InvenTrust Properties Corp.	3,354	84,990
Kimco Realty Corp.	6,134	130,716
Kite Realty Group Trust	10,541	240,967
Macerich Co.	10,438	161,058
NETSTREIT Corp.	3,294	58,798
NNN REIT, Inc.	1,800	77,580
Phillips Edison & Co., Inc.	5,708	208,228
Realty Income Corp.	7,997	459,188
Regency Centers Corp.	2,200	147,400
Retail Opportunity Investments Corp.	6,069	85,148
Saul Centers, Inc.	593	23,287
Simon Property Group, Inc.	3,563	508,226
SITE Centers Corp.	9,447	128,763
Spirit Realty Capital, Inc.	1,600	69,904
Tanger, Inc.	5,067	140,457
Urban Edge Properties	5,679	103,926
Whitestone REIT	2,498	30,700
		3,108,018
Security & Alarm Services - 0.0%*
Brink's Co.	2,232	196,305
CoreCivic, Inc. (a)	5,600	81,368
GEO Group, Inc. (a)	5,910	64,005
		341,678
Self Storage REITs - 0.1%
CubeSmart	2,300	106,605
Extra Space Storage, Inc.	2,354	377,417
National Storage Affiliates Trust	700	29,029
Public Storage	1,708	520,940
		1,033,991
Semiconductor Materials & Equipment - 0.4%
ACM Research, Inc., Class A (a)	2,337	45,665
Aehr Test Systems (a)	1,354	35,922
Amkor Technology, Inc.	5,440	180,989
Applied Materials, Inc.	9,134	1,480,347
Atomera, Inc. (a)	1,288	9,029
Axcelis Technologies, Inc. (a)	1,577	204,521
Cohu, Inc. (a)	2,300	81,397
Enphase Energy, Inc. (a)	1,346	177,860
	Number of Shares	Fair Value
Entegris, Inc.	1,782	$ 213,519
FormFactor, Inc. (a)	3,724	155,328
Ichor Holdings Ltd. (a)	1,383	46,510
inTEST Corp. (a)	628	8,541
KLA Corp.	1,513	879,507
Lam Research Corp.	1,429	1,119,279
MKS Instruments, Inc.	900	92,583
Onto Innovation, Inc. (a)	2,375	363,137
PDF Solutions, Inc. (a)	1,451	46,635
Photronics, Inc. (a)	2,999	94,079
Teradyne, Inc.	1,629	176,779
Ultra Clean Holdings, Inc. (a)	2,184	74,562
Veeco Instruments, Inc. (a)	2,502	77,637
		5,563,826
Semiconductors - 2.5%
Advanced Micro Devices, Inc. (a)(b)	17,700	2,609,157
Alpha & Omega Semiconductor Ltd. (a)	1,079	28,119
Ambarella, Inc. (a)	1,877	115,041
Analog Devices, Inc.	5,469	1,085,925
Broadcom, Inc.	4,730	5,279,862
CEVA, Inc. (a)	1,167	26,503
Cirrus Logic, Inc. (a)	600	49,914
Credo Technology Group Holding Ltd. (a)	5,714	111,252
Diodes, Inc. (a)	2,182	175,695
First Solar, Inc. (a)	1,111	191,403
GLOBALFOUNDRIES, Inc. (a)	800	48,480
Impinj, Inc. (a)	1,136	102,274
Intel Corp.	46,503	2,336,776
Lattice Semiconductor Corp. (a)	1,400	96,586
MACOM Technology Solutions Holdings, Inc. (a)	2,632	244,644
Marvell Technology, Inc.	9,421	568,180
Maxeon Solar Technologies Ltd. (a)	1,592	11,415
MaxLinear, Inc. (a)	3,671	87,260
Microchip Technology, Inc.	5,938	535,489
Micron Technology, Inc.	11,890	1,014,693
Monolithic Power Systems, Inc.	507	319,805
Navitas Semiconductor Corp. (a)	5,170	41,722
NVE Corp.	245	19,215
NVIDIA Corp.	26,182	12,965,850
ON Semiconductor Corp. (a)	4,817	402,364
Parade Technologies Ltd.	1,000	39,100
Power Integrations, Inc.	2,750	225,802
Qorvo, Inc. (a)	997	112,272
QUALCOMM, Inc.	12,334	1,783,866
Rambus, Inc. (a)	5,288	360,906
Semtech Corp. (a)	3,141	68,819

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	39

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
Silicon Laboratories, Inc. (a)	1,536	$ 203,167
SiTime Corp. (a)	849	103,646
SkyWater Technology, Inc. (a)	1,122	10,794
Skyworks Solutions, Inc.	1,673	188,079
SMART Global Holdings, Inc. (a)	2,285	43,255
Synaptics, Inc. (a)	1,910	217,893
Texas Instruments, Inc.	9,992	1,703,236
Transphorm, Inc. (a)	2,005	7,318
Universal Display Corp.	487	93,144
Wolfspeed, Inc. (a)	1,679	73,053
		33,701,974
Silver - 0.0%*
Hecla Mining Co.	30,313	145,806
Single-Family Residential REITs - 0.1%
American Homes 4 Rent, Class A	3,400	122,264
Equity LifeStyle Properties, Inc.	2,202	155,329
Invitation Homes, Inc.	7,170	244,569
Sun Communities, Inc.	1,420	189,783
UMH Properties, Inc.	2,707	41,471
		753,416
Soft Drinks & Non-alcoholic Beverages - 0.5%
Celsius Holdings, Inc. (a)	1,500	81,780
Coca-Cola Co.	42,938	2,530,336
Coca-Cola Consolidated, Inc.	231	214,460
Keurig Dr Pepper, Inc.	10,591	352,892
Monster Beverage Corp. (a)	8,204	472,633
National Beverage Corp. (a)	1,162	57,775
PepsiCo, Inc.	15,163	2,575,284
Primo Water Corp.	7,748	116,607
Vita Coco Co., Inc. (a)	1,386	35,551
Zevia PBC, Class A (a)	869	1,747
		6,439,065
Specialized Consumer Services - 0.0%*
ADT, Inc.	1,200	8,184
Carriage Services, Inc.	684	17,107
European Wax Center, Inc., Class A (a)	1,711	23,253
Frontdoor, Inc. (a)	3,913	137,816
H&R Block, Inc.	1,600	77,392
Rover Group, Inc. (a)	4,657	50,668
Service Corp. International	1,578	108,014
WW International, Inc. (a)	2,759	24,141
		446,575
Specialized Finance - 0.0%*
Acacia Research Corp. (a)	2,281	8,942
A-Mark Precious Metals, Inc.	949	28,707
	Number of Shares	Fair Value
SWK Holdings Corp. (a)	217	$ 3,804
		41,453
Specialty Chemicals - 0.4%
Albemarle Corp.	1,237	178,722
Ashland, Inc.	500	42,155
Aspen Aerogels, Inc. (a)	2,460	38,819
Avient Corp.	4,370	181,661
Axalta Coating Systems Ltd. (a)	2,500	84,925
Balchem Corp.	1,548	230,265
Celanese Corp.	1,200	186,444
Danimer Scientific, Inc. (a)	5,105	5,207
DuPont de Nemours, Inc.	5,076	390,497
Eastman Chemical Co.	1,477	132,664
Ecolab, Inc.	2,840	563,314
Ecovyst, Inc. (a)	4,638	45,313
Element Solutions, Inc.	2,400	55,536
Ginkgo Bioworks Holdings, Inc. (a)	14,700	24,843
HB Fuller Co.	2,618	213,131
Ingevity Corp. (a)	1,799	84,949
Innospec, Inc.	1,237	152,448
International Flavors & Fragrances, Inc.	2,713	219,672
Livent Corp. (a)	8,949	160,903
Minerals Technologies, Inc.	1,609	114,738
NewMarket Corp.	75	40,937
Perimeter Solutions SA (a)	7,758	35,687
PPG Industries, Inc.	2,591	387,484
Quaker Chemical Corp.	688	146,833
Rayonier Advanced Materials, Inc. (a)	3,659	14,819
RPM International, Inc.	1,336	149,138
Sensient Technologies Corp.	2,086	137,676
Sherwin-Williams Co.	2,608	813,435
Stepan Co.	1,052	99,466
Valhi, Inc.	60	911
		4,932,592
Steel - 0.2%
Alpha Metallurgical Resources, Inc.	558	189,117
Arch Resources, Inc.	868	144,036
ATI, Inc. (a)	6,248	284,097
Carpenter Technology Corp.	2,392	169,354
Cleveland-Cliffs, Inc. (a)	5,237	106,940
Commercial Metals Co.	5,676	284,027
Haynes International, Inc.	627	35,770
Nucor Corp.	2,693	468,690
Olympic Steel, Inc.	499	33,283
Ramaco Resources, Inc., Class A	1,129	19,396
Ramaco Resources, Inc., Class B	225	2,995

See Notes to Schedule of Investments and Notes to Financial Statements.
40	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
Reliance Steel & Aluminum Co.	598	$ 167,249
Ryerson Holding Corp.	1,277	44,286
Schnitzer Steel Industries, Inc., Class A	1,289	38,876
Steel Dynamics, Inc.	1,802	212,816
SunCoke Energy, Inc.	4,056	43,561
TimkenSteel Corp. (a)	2,119	49,691
U.S. Steel Corp.	2,200	107,030
Warrior Met Coal, Inc.	2,497	152,242
Worthington Steel, Inc. (a)	1,459	40,998
		2,594,454
Systems Software - 2.8%
A10 Networks, Inc.	3,344	44,041
Adeia, Inc.	5,330	66,039
Appian Corp., Class A (a)	2,020	76,073
CommVault Systems, Inc. (a)	2,129	170,001
Crowdstrike Holdings, Inc., Class A (a)	2,310	589,789
CyberArk Software Ltd. (a)	459	100,544
Dolby Laboratories, Inc., Class A	657	56,620
Fortinet, Inc. (a)	7,155	418,782
Gen Digital, Inc.	6,713	153,191
Gitlab, Inc., Class A (a)	1,000	62,960
Microsoft Corp.	82,051	30,854,089
Monday.com Ltd. (a)	293	55,028
N-able, Inc. (a)	3,401	45,063
OneSpan, Inc. (a)	536	5,746
Oracle Corp.	17,045	1,797,054
Palo Alto Networks, Inc. (a)	3,341	985,194
Progress Software Corp.	2,155	117,017
Qualys, Inc. (a)	1,804	354,089
Rapid7, Inc. (a)	2,980	170,158
SentinelOne, Inc., Class A (a)	2,400	65,856
ServiceNow, Inc. (a)	2,228	1,574,060
SolarWinds Corp. (a)	2,556	31,924
Tenable Holdings, Inc. (a)	5,529	254,666
Teradata Corp. (a)	1,100	47,861
UiPath, Inc., Class A (a)	4,800	119,232
Varonis Systems, Inc. (a)	5,262	238,263
Xperi, Inc. (a)	2,128	23,451
Zscaler, Inc. (a)	979	216,907
Zuora, Inc., Class A (a)	6,794	63,864
		38,757,562
Technology Distributors - 0.1%
Arrow Electronics, Inc. (a)	667	81,541
Avnet, Inc.	1,000	50,400
CDW Corp.	1,471	334,388
Climb Global Solutions, Inc.	243	13,324
ePlus, Inc. (a)	1,312	104,750
Insight Enterprises, Inc. (a)	1,390	246,294
	Number of Shares	Fair Value
PC Connection, Inc.	574	$ 38,578
Richardson Electronics Ltd.	732	9,772
ScanSource, Inc. (a)	1,253	49,631
TD SYNNEX Corp.	500	53,805
		982,483
Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	162,365	31,260,133
CompoSecure, Inc. (a)	1,047	5,654
Corsair Gaming, Inc. (a)	1,853	26,127
CPI Card Group, Inc. (a)	148	2,840
Eastman Kodak Co. (a)	2,847	11,103
Hewlett Packard Enterprise Co.	14,784	251,032
HP, Inc.	9,638	290,007
Immersion Corp.	1,784	12,595
Intevac, Inc. (a)	889	3,841
IonQ, Inc. (a)	7,948	98,476
NetApp, Inc.	2,167	191,043
Pure Storage, Inc., Class A (a)	3,000	106,980
Super Micro Computer, Inc. (a)	2,253	640,438
Turtle Beach Corp. (a)	925	10,129
Western Digital Corp. (a)	3,900	204,243
Xerox Holdings Corp.	5,663	103,803
		33,218,444
Telecom Tower REITs - 0.1%
American Tower Corp.	5,134	1,108,328
Crown Castle, Inc.	4,705	541,969
SBA Communications Corp.	1,215	308,233
		1,958,530
Timber REITs - 0.0%*
PotlatchDeltic Corp.	3,825	187,807
Rayonier, Inc.	1,600	53,456
Weyerhaeuser Co.	8,293	288,348
		529,611
Tires & Rubber - 0.0%*
Goodyear Tire & Rubber Co. (a)	13,617	194,995
Tobacco - 0.2%
Altria Group, Inc.	19,707	794,980
Ispire Technology, Inc.	884	10,723
Philip Morris International, Inc.	17,091	1,607,921
Turning Point Brands, Inc.	930	24,478
Universal Corp.	1,186	79,842
Vector Group Ltd.	7,164	80,810
		2,598,754

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	41

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
Trading Companies & Distributors - 0.3%
Air Lease Corp.	1,200	$ 50,328
Alta Equipment Group, Inc.	1,275	15,772
Applied Industrial Technologies, Inc.	1,871	323,103
Beacon Roofing Supply, Inc. (a)	2,807	244,265
BlueLinx Holdings, Inc. (a)	425	48,157
Boise Cascade Co.	1,923	248,759
Core & Main, Inc., Class A (a)	1,500	60,615
Custom Truck One Source, Inc. (a)	2,894	17,885
Distribution Solutions Group, Inc. (a)	512	16,159
DXP Enterprises, Inc. (a)	726	24,466
EVI Industries, Inc.	291	6,905
Fastenal Co.	6,237	403,971
Ferguson PLC	2,200	424,754
FTAI Aviation Ltd.	4,817	223,509
GATX Corp.	1,718	206,538
Global Industrial Co.	667	25,906
GMS, Inc. (a)	1,982	163,376
H&E Equipment Services, Inc.	1,583	82,823
Herc Holdings, Inc.	1,367	203,533
Hudson Technologies, Inc. (a)	2,225	30,015
Karat Packaging, Inc.	334	8,300
McGrath RentCorp	1,224	146,415
MRC Global, Inc. (a)	4,084	44,965
MSC Industrial Direct Co., Inc., Class A	498	50,427
NOW, Inc. (a)	5,219	59,079
Rush Enterprises, Inc., Class A	2,970	149,391
Rush Enterprises, Inc., Class B	451	23,894
SiteOne Landscape Supply, Inc. (a)	500	81,250
Titan Machinery, Inc. (a)	1,030	29,746
Transcat, Inc. (a)	357	39,031
United Rentals, Inc.	784	449,561
Watsco, Inc.	420	179,957
WESCO International, Inc.	500	86,940
Willis Lease Finance Corp. (a)	191	9,336
WW Grainger, Inc.	466	386,170
Xometry, Inc., Class A (a)	1,711	61,442
		4,626,743
Transaction & Payment Processing Services - 1.0%
Affirm Holdings, Inc. (a)(b)	2,800	137,592
AvidXchange Holdings, Inc. (a)	7,365	91,252
Block, Inc. (a)	6,032	466,575
Cantaloupe, Inc. (a)	2,925	21,674
Cass Information Systems, Inc.	691	31,130
Euronet Worldwide, Inc. (a)	500	50,745
	Number of Shares	Fair Value
Fidelity National Information Services, Inc.	6,568	$ 394,540
Fiserv, Inc. (a)	6,547	869,703
FleetCor Technologies, Inc. (a)	788	222,697
Flywire Corp. (a)	5,119	118,505
Global Payments, Inc.	2,913	369,951
I3 Verticals, Inc., Class A (a)	1,136	24,049
International Money Express, Inc. (a)	1,595	35,234
Jack Henry & Associates, Inc.	738	120,597
Marqeta, Inc., Class A (a)	23,187	161,845
Mastercard, Inc., Class A	9,200	3,923,892
NCR Atleos Corp. (a)	650	15,789
Payoneer Global, Inc. (a)	13,200	68,772
PayPal Holdings, Inc. (a)	12,331	757,247
Paysafe Ltd. (a)	1,631	20,860
Paysign, Inc. (a)	1,138	3,186
Priority Technology Holdings, Inc. (a)	1,271	4,525
Remitly Global, Inc. (a)	6,477	125,783
Repay Holdings Corp. (a)	4,052	34,604
Shift4 Payments, Inc., Class A (a)	600	44,604
Toast, Inc., Class A (a)	3,800	69,388
Visa, Inc., Class A	17,666	4,599,343
Western Union Co.	4,000	47,680
WEX, Inc. (a)	492	95,719
		12,927,481
Water Utilities - 0.1%
American States Water Co.	1,788	143,791
American Water Works Co., Inc.	2,232	294,602
Artesian Resources Corp., Class A	507	21,015
Cadiz, Inc. (a)	2,368	6,630
California Water Service Group	2,789	144,665
Essential Utilities, Inc.	2,400	89,640
Global Water Resources, Inc.	695	9,091
Middlesex Water Co.	873	57,286
Pure Cycle Corp. (a)	1,119	11,716
SJW Group	1,579	103,188
York Water Co.	715	27,613
		909,237
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)	3,102	31,423
Spok Holdings, Inc.	994	15,387
Telephone & Data Systems, Inc.	4,885	89,640
Tingo Group, Inc. (a)(d)	7,238	2,497
T-Mobile U.S., Inc.	5,715	916,286
		1,055,233

See Notes to Schedule of Investments and Notes to Financial Statements.
42	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
Total Common Stock (Cost $523,863,293)		616,336,418
Warrant - 0.0%*
Biotechnology - 0.0%*
Cassava Sciences, Inc. (expiring 11/15/24)	778	$ —
Total Warrants (Cost $0)		—
Total Domestic Equity (Cost $523,863,293)		616,336,418
Foreign Equity - 22.1%
Common Stock - 21.8%
Advertising - 0.0%*
Dentsu Group, Inc.	2,400	61,592
Focus Media Information Technology Co. Ltd., Class A	10,900	9,675
Gambling.com Group Ltd. (a)	503	4,904
Informa PLC	14,172	141,135
Publicis Groupe SA	2,354	218,429
WPP PLC	10,954	105,150
		540,885
Aerospace & Defense - 0.3%
AECC Aviation Power Co. Ltd., Class A	2,100	11,024
Airbus SE	6,139	947,911
Aselsan Elektronik Sanayi Ve Ticaret AS	27,180	41,395
AviChina Industry & Technology Co. Ltd., Class H	35,000	15,016
BAE Systems PLC	31,411	444,674
Bharat Electronics Ltd.	64,856	143,564
CAE, Inc. (a)	3,691	80,057
Dassault Aviation SA	189	37,413
Elbit Systems Ltd.	306	65,264
Hanwha Aerospace Co. Ltd.	728	70,375
Hindustan Aeronautics Ltd.	3,262	109,917
Kongsberg Gruppen ASA	806	36,936
Korea Aerospace Industries Ltd.	1,232	47,830
Kuang-Chi Technologies Co. Ltd., Class A	3,100	6,434
Leonardo SpA	4,564	75,297
Melrose Industries PLC	13,711	99,175
MTU Aero Engines AG	550	118,626
Rheinmetall AG	446	141,397
Rolls-Royce Holdings PLC (a)	86,831	331,744
Saab AB, Class B	912	54,985
Safran S.A.	3,536	622,858
Singapore Technologies Engineering Ltd.	18,300	53,966
	Number of Shares	Fair Value
Thales SA	1,143	$ 169,127
		3,724,985
Agricultural & Farm Machinery - 0.0%*
CNH Industrial NV	10,000	121,800
Husqvarna AB, Class B	3,137	25,830
Kubota Corp.	11,000	165,608
		313,238
Agricultural Products & Services - 0.0%*
Beijing Dabeinong Technology Group Co. Ltd., Class A	7,600	6,361
Charoen Pokphand Indonesia Tbk. PT	152,000	49,607
IOI Corp. Bhd.	38,800	33,185
Kuala Lumpur Kepong Bhd.	6,800	32,291
New Hope Liuhe Co. Ltd., Class A (a)	3,200	4,188
Sime Darby Plantation Bhd.	21,300	20,674
Wilmar International Ltd.	22,106	59,828
		206,134
Air Freight & Logistics - 0.1%
Agility Public Warehousing Co. KSC (a)	22,511	37,292
Deutsche Post AG	10,248	507,779
DSV AS	1,920	337,291
Hyundai Glovis Co. Ltd.	309	45,946
JD Logistics, Inc. (a)(f)	41,900	52,479
NIPPON EXPRESS HOLDINGS, Inc.	700	39,791
SF Holding Co. Ltd., Class A	7,300	41,418
SG Holdings Co. Ltd.	3,700	53,120
Yamato Holdings Co. Ltd.	2,500	46,203
YTO Express Group Co. Ltd., Class A	2,700	4,660
Yunda Holding Co. Ltd., Class A	3,600	3,772
ZTO Express Cayman, Inc. ADR	7,709	164,048
		1,333,799
Airport Services - 0.1%
Aena SME SA (f)	768	139,218
Aeroports de Paris SA	391	50,621
Airports of Thailand PCL NVDR	78,663	137,702
Auckland International Airport Ltd.	14,581	81,241
Grupo Aeroportuario del Pacifico SAB de CV, Class B	6,800	119,031
Grupo Aeroportuario del Sureste SAB de CV, Class B	3,525	103,549

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	43

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
Malaysia Airports Holdings Bhd.	19,943	$ 31,943
Shanghai International Airport Co. Ltd., Class A (a)	1,300	5,984
		669,289
Alternative Carriers - 0.0%*
Liberty Latin America Ltd., Class A (a)	1,983	14,496
Liberty Latin America Ltd., Class C (a)	6,850	50,279
		64,775
Aluminum - 0.0%*
Aluminum Corp. of China Ltd., Class A	21,600	17,109
Aluminum Corp. of China Ltd., Class H	78,000	38,957
China Hongqiao Group Ltd.	51,500	42,144
Hindalco Industries Ltd.	22,482	166,115
Norsk Hydro ASA	13,452	90,601
Press Metal Aluminium Holdings Bhd.	71,800	75,160
Shandong Nanshan Aluminum Co. Ltd., Class A	14,700	6,069
United Co. RUSAL International PJSC (a)(d)**	55,670	—
Yunnan Aluminium Co. Ltd., Class A	4,900	8,409
		444,564
Apparel Retail - 0.1%
Fast Retailing Co. Ltd.	1,759	436,569
H & M Hennes & Mauritz AB, Class B	6,592	115,529
Industria de Diseno Textil S.A.	11,274	491,054
Lojas Renner SA	14,632	52,472
Pepkor Holdings Ltd. (f)	31,319	33,618
Topsports International Holdings Ltd. (f)	46,000	35,817
Trent Ltd.	3,424	125,702
Zalando SE (a)(f)	2,614	61,938
ZOZO, Inc.	1,800	40,538
		1,393,237
Apparel, Accessories & Luxury Goods - 0.4%
adidas AG	1,672	340,139
ANTA Sports Products Ltd.	22,876	221,918
Bosideng International Holdings Ltd.	92,000	41,355
Burberry Group PLC	3,974	71,735
Cie Financiere Richemont SA, Class A	5,402	742,923
F&F Co. Ltd.	299	20,709
FF Group (a)(d)**	1,860	—
Gildan Activewear, Inc.	1,772	58,888
	Number of Shares	Fair Value
Hermes International SCA	328	$ 695,230
Kering SA	768	338,500
Li Ning Co. Ltd.	42,319	113,269
LPP SA	17	69,993
LVMH Moet Hennessy Louis Vuitton SE	2,863	2,320,093
Moncler SpA	2,106	129,580
Page Industries Ltd.	96	44,430
Pandora AS	864	119,479
Shenzhou International Group Holdings Ltd.	14,900	153,416
Swatch Group AG	766	104,338
Titan Co. Ltd.	6,239	275,569
		5,861,564
Application Software - 0.3%
Beijing Kingsoft Office Software, Inc., Class A	441	19,583
Bit Digital, Inc. (a)	4,291	18,151
Constellation Software, Inc.	208	518,229
Dassault Systemes SE	6,895	336,919
Descartes Systems Group, Inc. (a)	861	72,695
Hundsun Technologies, Inc., Class A	1,456	5,881
Iflytek Co. Ltd., Class A	1,500	9,770
Kingdee International Software Group Co. Ltd. (a)	52,000	75,784
NavInfo Co. Ltd., Class A (a)	4,600	5,750
Nemetschek SE	678	58,778
Nice Ltd. (a)	648	131,205
Open Text Corp.	2,769	116,946
Sage Group PLC	10,532	157,422
SAP SE	10,823	1,667,571
Sapiens International Corp. NV	1,492	43,178
Shanghai Baosight Software Co. Ltd., Class A	1,872	12,829
Shanghai Baosight Software Co. Ltd., Class B	11,520	24,422
Temenos AG	732	68,029
Thunder Software Technology Co. Ltd., Class A	500	5,622
WiseTech Global Ltd.	1,689	86,863
Xero Ltd. (a)	1,467	112,413
Yonyou Network Technology Co. Ltd., Class A	2,600	6,496
		3,554,536
Asset Management & Custody Banks - 0.2%
3i Group PLC	10,038	309,802
abrdn PLC	23,038	52,467
Amundi SA (f)	692	47,088
Brookfield Asset Management Ltd., Class A	3,589	144,856
Brookfield Corp.	14,402	580,514

See Notes to Schedule of Investments and Notes to Financial Statements.
44	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
China Cinda Asset Management Co. Ltd., Class H	91,556	$ 9,146
EQT AB	3,611	102,118
Hargreaves Lansdown PLC	4,025	37,662
HDFC Asset Management Co. Ltd. (f)	1,677	64,590
IGM Financial, Inc.	858	22,781
Julius Baer Group Ltd.	2,259	126,551
Onex Corp.	630	44,209
Partners Group Holding AG	234	337,245
Patria Investments Ltd., Class A	2,637	40,900
Reinet Investments SCA	2,142	54,607
Schroders PLC	7,392	40,511
St. James's Place PLC	5,097	44,418
		2,059,465
Automobile Manufacturers - 0.6%
Bayerische Motoren Werke AG	3,292	366,487
BYD Co. Ltd., Class A	2,200	61,175
BYD Co. Ltd., Class H	17,500	480,499
Chongqing Changan Automobile Co. Ltd., Class A	12,314	29,105
Dongfeng Motor Group Co. Ltd., Class H	30,000	14,945
Ferrari NV	1,303	439,292
Ford Otomotiv Sanayi AS	1,067	26,717
Geely Automobile Holdings Ltd.	115,000	126,509
Great Wall Motor Co. Ltd., Class A	800	2,833
Great Wall Motor Co. Ltd., Class H	47,033	61,076
Guangzhou Automobile Group Co. Ltd., Class A	10,400	12,780
Guangzhou Automobile Group Co. Ltd., Class H	38,000	17,665
Honda Motor Co. Ltd.	47,724	496,265
Hyundai Motor Co.	2,401	379,380
Isuzu Motors Ltd.	5,900	75,999
Kia Corp.	4,645	360,665
Li Auto, Inc., Class A (a)	20,100	378,650
Mahindra & Mahindra Ltd.	16,691	346,883
Maruti Suzuki India Ltd.	2,358	291,934
Mazda Motor Corp.	6,600	71,323
Mercedes-Benz Group AG	8,298	573,357
NIO, Inc. ADR (a)	24,623	223,331
Nissan Motor Co. Ltd.	23,600	92,773
Renault SA	1,950	79,496
SAIC Motor Corp. Ltd., Class A	5,000	9,501
Seres Group Co. Ltd., Class A (a)	3,600	38,525
Subaru Corp.	6,300	115,561
	Number of Shares	Fair Value
Suzuki Motor Corp.	4,000	$ 171,173
Tata Motors Ltd.	29,419	275,740
Tata Motors Ltd., Class A	4,842	30,217
Tofas Turk Otomobil Fabrikasi AS	2,560	18,203
Toyota Motor Corp.	109,961	2,020,527
Volkswagen AG	337	44,095
Volvo Car AB, Class B (a)	5,237	16,920
XPeng, Inc., Class A (a)	16,200	117,633
Zhejiang Leapmotor Technology Co. Ltd. (a)(f)	3,900	17,830
		7,885,064
Automotive Parts & Equipment - 0.1%
Aisin Corp.	1,700	59,484
Bharat Forge Ltd.	4,768	70,955
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	300	5,524
Continental AG	1,119	95,081
Denso Corp.	17,860	269,458
Fuyao Glass Industry Group Co. Ltd., Class A	900	4,726
Fuyao Glass Industry Group Co. Ltd., Class H (f)	13,356	64,996
Hanon Systems	2,623	14,847
Huayu Automotive Systems Co. Ltd., Class A	1,768	4,042
Huizhou Desay Sv Automotive Co. Ltd., Class A	200	3,638
Hyundai Mobis Co. Ltd.	1,049	193,037
Koito Manufacturing Co. Ltd.	1,900	29,616
Magna International, Inc.	2,944	174,796
Minth Group Ltd.	18,000	36,376
Ningbo Tuopu Group Co. Ltd., Class A	800	8,258
Samvardhana Motherson International Ltd.	39,416	48,291
Sona Blw Precision Forgings Ltd. (f)	5,634	43,636
Sumitomo Electric Industries Ltd.	7,266	92,539
Tube Investments of India Ltd.	2,022	86,058
		1,305,358
Automotive Retail - 0.0%*
Abu Dhabi National Oil Co. for Distribution PJSC	63,985	64,460
Hotai Motor Co. Ltd.	4,940	114,122
PTT Oil & Retail Business PCL NVDR	66,108	36,993
USS Co. Ltd.	1,900	38,221
Vibra Energia SA	22,500	105,422
Zhongsheng Group Holdings Ltd.	17,000	40,668
		399,886

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	45

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
Biotechnology - 0.1%
3SBio, Inc. (f)	46,500	$ 44,782
Akeso, Inc. (a)(f)	12,000	71,306
Argenx SE (a)	609	231,083
Aurinia Pharmaceuticals, Inc. (a)	6,742	60,611
BeiGene Ltd. (a)	12,500	176,249
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	112	1,182
BGI Genomics Co. Ltd., Class A	800	5,393
Bloomage Biotechnology Corp. Ltd., Class A	1,087	10,217
Celltrion, Inc.	2,820	441,162
Chongqing Zhifei Biological Products Co. Ltd., Class A	3,150	27,034
Fennec Pharmaceuticals, Inc. (a)	1,089	12,219
Genmab AS (a)	680	217,149
Grifols SA (a)	3,397	57,995
Hualan Biological Engineering, Inc., Class A	2,038	6,334
Imeik Technology Development Co. Ltd., Class A	300	12,401
Innovent Biologics, Inc. (a)(f)	21,000	114,970
PharmaEssentia Corp. (a)	5,000	56,369
Prothena Corp. PLC (a)	2,019	73,371
Shanghai RAAS Blood Products Co. Ltd., Class A	5,500	6,179
Shenzhen Kangtai Biological Products Co. Ltd., Class A	800	3,050
SK Bioscience Co. Ltd. (a)	632	35,332
Swedish Orphan Biovitrum AB (a)	2,194	58,127
Walvax Biotechnology Co. Ltd., Class A	1,400	4,622
Zai Lab Ltd. ADR (a)	1,300	35,529
Zura Bio Ltd.	788	3,680
		1,766,346
Brewers - 0.1%
Ambev SA	81,400	230,077
Anheuser-Busch InBev SA	8,984	579,770
Asahi Group Holdings Ltd.	4,900	182,751
Budweiser Brewing Co. APAC Ltd. (f)	15,700	29,395
Carlsberg AS, Class B	1,089	136,651
China Resources Beer Holdings Co. Ltd.	30,000	131,395
Chongqing Brewery Co. Ltd., Class A	100	933
Heineken Holding NV	1,322	111,863
Heineken NV	2,969	301,536
Kirin Holdings Co. Ltd.	7,900	115,771
	Number of Shares	Fair Value
Tsingtao Brewery Co. Ltd., Class A	800	$ 8,398
Tsingtao Brewery Co. Ltd., Class H	8,924	59,885
		1,888,425
Broadcasting - 0.0%*
Vivendi SE	6,758	72,234
Broadline Retail - 0.6%
Alibaba Group Holding Ltd.	278,500	2,696,352
Allegro.eu SA (a)(f)	9,220	78,138
Canadian Tire Corp. Ltd., Class A	613	65,419
Central Retail Corp. PCL NVDR	39,816	47,827
Coupang, Inc. (a)	11,200	181,328
Dollarama, Inc.	2,908	210,591
Falabella SA (a)	20,641	51,999
Global-e Online Ltd. (a)	1,100	43,593
GoTo Gojek Tokopedia Tbk. PT (a)	14,761,800	82,452
JD.com, Inc., Class A	39,776	573,064
Magazine Luiza SA (a)	37,124	16,508
MINISO Group Holding Ltd. ADR	1,400	28,560
momo.com, Inc.	1,100	18,243
Naspers Ltd., N Shares	3,129	535,202
Next PLC	1,232	127,497
Ozon Holdings PLC ADR (a)(d)**	1,300	—
Pan Pacific International Holdings Corp.	3,900	93,060
PDD Holdings, Inc. ADR (a)	10,157	1,486,071
Pepco Group NV (a)	2,698	17,880
Prosus NV	15,121	450,742
Rakuten Group, Inc. (a)	17,400	77,509
Vipshop Holdings Ltd. ADR (a)	6,434	114,268
Wesfarmers Ltd.	11,720	456,157
Woolworths Holdings Ltd.	14,667	57,906
Zhejiang China Commodities City Group Co. Ltd., Class A	9,800	10,074
		7,520,440
Building Products - 0.1%
AGC, Inc. (b)	2,200	81,708
Assa Abloy AB, Class B	10,331	297,592
Astral Ltd.	2,378	54,512
Beijing New Building Materials PLC, Class A	1,600	5,249
Cie de Saint-Gobain S.A.	4,702	346,236
Daikin Industries Ltd.	2,752	448,679
Geberit AG	344	220,300
Kingspan Group PLC (a)	1,583	137,095
Nibe Industrier AB, Class B	15,452	108,555
Rockwool AS, Class B	95	27,817

See Notes to Schedule of Investments and Notes to Financial Statements.
46	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
TOTO Ltd.	1,500	$ 39,506
Xinyi Glass Holdings Ltd.	15,156	17,003
		1,784,252
Cable & Satellite - 0.0%*
Cyfrowy Polsat SA (a)	3,840	12,041
Cargo Ground Transportation - 0.0%*
TFI International, Inc.	891	121,791
Casinos & Gaming - 0.1%
Aristocrat Leisure Ltd.	6,354	176,981
Entain PLC	7,394	93,712
Evolution AB (f)	1,885	224,864
Flutter Entertainment PLC (a)	1,822	322,028
Galaxy Entertainment Group Ltd.	22,000	123,262
Genting Bhd.	24,200	24,332
Genting Malaysia Bhd.	54,700	32,022
Genting Singapore Ltd.	55,400	41,998
Kangwon Land, Inc.	1,128	14,014
La Francaise des Jeux SAEM (f)	1,192	43,242
Lottery Corp. Ltd.	22,502	74,315
OPAP SA	3,043	51,665
Sands China Ltd. (a)	28,000	81,936
Super Group SGHC Ltd.	7,467	23,670
		1,328,041
Coal & Consumable Fuels - 0.1%
Adaro Energy Indonesia Tbk. PT	172,900	26,726
Banpu PCL NVDR	136,500	27,194
Cameco Corp.	4,456	193,062
China Coal Energy Co. Ltd., Class H	49,000	44,554
China Shenhua Energy Co. Ltd., Class A	7,600	33,461
China Shenhua Energy Co. Ltd., Class H	57,490	196,945
Coal India Ltd.	27,564	124,547
Encore Energy Corp.	7,719	30,336
Exxaro Resources Ltd.	3,784	42,310
Inner Mongolia Yitai Coal Co. Ltd., Class B (a)	27,700	42,686
Shaanxi Coal Industry Co. Ltd., Class A	15,100	44,299
Shanxi Coking Coal Energy Group Co. Ltd., Class A	3,800	5,273
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	5,200	16,000
United Tractors Tbk. PT	26,500	38,940
Yankuang Energy Group Co. Ltd., Class A	3,450	9,598
	Number of Shares	Fair Value
Yankuang Energy Group Co. Ltd., Class H	45,000	$ 85,522
		961,453
Commercial Printing - 0.0%*
Cimpress PLC (a)	876	70,124
Dai Nippon Printing Co. Ltd.	2,200	65,120
TOPPAN Holdings, Inc.	2,800	78,153
		213,397
Commodity Chemicals - 0.2%
Advanced Petrochemical Co.	3,349	35,231
Asahi Kasei Corp.	12,800	94,334
Barito Pacific Tbk. PT	342,922	29,622
Berger Paints India Ltd.	6,819	49,548
Canmax Technologies Co. Ltd., Class A	520	1,851
Do-Fluoride New Materials Co. Ltd., Class A	560	1,197
Formosa Chemicals & Fibre Corp.	55,000	111,647
Formosa Plastics Corp.	66,000	170,320
Guangzhou Tinci Materials Technology Co. Ltd., Class A	1,860	6,551
Hanwha Solutions Corp. (a)	1,597	48,980
Hengli Petrochemical Co. Ltd., Class A (a)	4,300	7,953
Hengyi Petrochemical Co. Ltd., Class A (a)	4,700	4,436
Huafon Chemical Co. Ltd., Class A	4,900	4,617
Hubei Xingfa Chemicals Group Co. Ltd., Class A	600	1,538
Indorama Ventures PCL NVDR	44,595	35,603
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	2,700	2,226
Jiangsu Eastern Shenghong Co. Ltd., Class A	3,800	5,123
Kum Yang Co. Ltd. (a)	396	33,576
Kumho Petrochemical Co. Ltd.	395	40,761
LB Group Co. Ltd., Class A	2,100	5,052
LG Chem Ltd.	857	332,047
Lotte Chemical Corp.	324	38,541
Mesaieed Petrochemical Holding Co.	65,734	31,955
Mitsui Chemicals, Inc.	1,600	47,462
Nan Ya Plastics Corp.	89,000	192,845
National Industrialization Co. (a)	9,299	30,501
Orbia Advance Corp. SAB de CV	16,700	37,099
Orica Ltd.	5,195	56,504
Orion SA	2,760	76,535
Petronas Chemicals Group Bhd.	50,100	78,067

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	47

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
PTT Global Chemical PCL NVDR	35,138	$ 39,634
Rongsheng Petrochemical Co. Ltd., Class A	13,350	19,405
Sahara International Petrochemical Co.	5,604	50,884
Sasa Polyester Sanayi AS (a)	14,830	18,298
Satellite Chemical Co. Ltd., Class A (a)	3,525	7,302
Saudi Aramco Base Oil Co.	1,204	45,463
Saudi Basic Industries Corp.	15,617	346,906
Saudi Industrial Investment Group	6,465	38,273
Saudi Kayan Petrochemical Co. (a)	11,878	34,399
Shenzhen Senior Technology Material Co. Ltd., Class A	599	1,297
Sinoma Science & Technology Co. Ltd., Class A	2,800	6,260
SKC Co. Ltd.	278	19,556
Skshu Paint Co. Ltd., Class A (a)	560	3,744
Supreme Industries Ltd.	1,181	64,475
Tongkun Group Co. Ltd., Class A (a)	3,400	7,224
Toray Industries, Inc.	14,000	72,800
Tosoh Corp.	2,382	30,430
Yanbu National Petrochemical Co.	5,910	59,888
Yunnan Energy New Material Co. Ltd., Class A	500	3,990
		2,481,950
Communications Equipment - 0.1%
Accton Technology Corp.	9,000	153,370
BYD Electronic International Co. Ltd.	16,020	75,088
Nokia OYJ	55,543	187,257
Telefonaktiebolaget LM Ericsson, Class B	30,065	188,275
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	500	2,213
Yealink Network Technology Corp. Ltd., Class A	1,540	6,391
Zhongji Innolight Co. Ltd., Class A	500	7,928
ZTE Corp., Class A	6,900	25,660
ZTE Corp., Class H	10,000	22,334
		668,516
Construction & Engineering - 0.2%
ACS Actividades de Construccion y Servicios SA	2,292	101,679
Bouygues SA	1,933	72,856
Budimex SA	294	46,804
	Number of Shares	Fair Value
China Communications Services Corp. Ltd., Class H	45,733	$ 18,976
China Energy Engineering Corp. Ltd., Class A	34,900	10,293
China National Chemical Engineering Co. Ltd., Class A	10,700	9,557
China Railway Group Ltd., Class A	24,800	19,783
China Railway Group Ltd., Class H	97,000	43,229
China State Construction Engineering Corp. Ltd., Class A	41,900	28,304
China State Construction International Holdings Ltd.	32,000	37,006
Eiffage SA	745	79,844
Gamuda Bhd.	35,325	35,287
Hyundai Engineering & Construction Co. Ltd.	1,136	30,784
Kajima Corp.	4,300	71,875
Larsen & Toubro Ltd.	11,594	491,270
Metallurgical Corp. of China Ltd., Class A	24,100	10,357
Obayashi Corp.	7,600	65,768
Power Construction Corp. of China Ltd., Class A	21,000	14,421
Samsung Engineering Co. Ltd. (a)	3,098	69,758
Shimizu Corp.	5,100	33,882
Sichuan Road & Bridge Group Co. Ltd., Class A	9,800	10,308
Skanska AB, Class B	3,907	70,694
Stantec, Inc.	1,100	88,744
Taisei Corp.	1,700	58,146
Vinci SA	5,253	659,770
WSP Global, Inc.	1,280	180,303
		2,359,698
Construction Machinery & Heavy Transportation Equipment - 0.2%
Alstom SA	2,677	36,018
Ashok Leyland Ltd.	30,667	66,907
China CSSC Holdings Ltd., Class A	2,700	11,163
CRRC Corp. Ltd., Class A	30,500	22,530
CRRC Corp. Ltd., Class H	102,000	44,935
Cummins India Ltd.	2,829	66,768
Daimler Truck Holding AG	5,498	206,616
Doosan Bobcat, Inc.	1,139	44,573
Epiroc AB, Class A	6,743	135,290
Epiroc AB, Class B	3,991	69,858
Hanwha Ocean Co. Ltd. (a)	1,048	20,425
HD Hyundai Heavy Industries Co. Ltd. (a)	443	44,372

See Notes to Schedule of Investments and Notes to Financial Statements.
48	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	670	$ 62,896
Hitachi Construction Machinery Co. Ltd.	1,000	26,436
Hyundai Mipo Dockyard Co. Ltd. (a)	389	25,643
Knorr-Bremse AG	832	54,041
Komatsu Ltd.	9,514	248,884
Metso OYJ	7,714	78,140
Samsung Heavy Industries Co. Ltd. (a)	12,744	76,688
Sany Heavy Equipment International Holdings Co. Ltd.	22,000	21,272
Sany Heavy Industry Co. Ltd., Class A	14,300	27,654
Seatrium Ltd. (a)	408,689	36,559
Sinotruk Hong Kong Ltd.	16,000	31,391
Toyota Industries Corp.	1,500	122,358
Volvo AB, Class A	2,285	60,538
Volvo AB, Class B	15,582	404,631
Weichai Power Co. Ltd., Class A	7,800	14,952
Weichai Power Co. Ltd., Class H	31,401	52,439
XCMG Construction Machinery Co. Ltd., Class A	9,300	7,131
Zhuzhou CRRC Times Electric Co. Ltd.	12,400	35,413
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class A	8,700	7,978
		2,164,499
Construction Materials - 0.1%
Ambuja Cements Ltd.	12,561	78,629
Anhui Conch Cement Co. Ltd., Class A	2,769	8,773
Anhui Conch Cement Co. Ltd., Class H	19,581	45,238
Asia Cement Corp.	35,000	47,270
Cemex SAB de CV (a)	271,500	211,948
China Jushi Co. Ltd., Class A	4,114	5,679
China National Building Material Co. Ltd., Class H	59,243	25,340
Grasim Industries Ltd.	4,570	117,241
Heidelberg Materials AG	1,427	127,589
Semen Indonesia Persero Tbk. PT	43,992	18,286
Shree Cement Ltd.	179	61,636
Siam Cement PCL NVDR	13,565	121,611
Taiwan Cement Corp.	122,595	139,210
UltraTech Cement Ltd.	2,004	252,940
		1,261,390
	Number of Shares	Fair Value
Consumer Electronics - 0.1%
LG Electronics, Inc. (a)	1,873	$ 148,048
Panasonic Holdings Corp.	22,700	224,859
Sharp Corp. (a)	2,200	15,691
Sony Group Corp.	13,049	1,241,219
		1,629,817
Consumer Finance - 0.1%
Bajaj Finance Ltd.	4,725	416,081
Cholamandalam Investment & Finance Co. Ltd.	7,383	111,774
Krungthai Card PCL NVDR	24,365	31,052
Lufax Holding Ltd. ADR	1,400	4,298
Muangthai Capital PCL NVDR	7,500	9,888
Muthoot Finance Ltd.	1,370	24,305
Qifu Technology, Inc. ADR	2,400	37,968
SBI Cards & Payment Services Ltd.	5,531	50,492
Shriram Finance Ltd.	4,845	119,550
		805,408
Consumer Staples Merchandise Retail - 0.1%
Aeon Co. Ltd.	6,675	149,191
Atacadao SA	6,800	17,428
Berli Jucker PCL NVDR	12,600	9,229
Carrefour SA	6,361	116,397
Cencosud SA	26,788	50,767
Sendas Distribuidora SA	26,300	73,254
Wal-Mart de Mexico SAB de CV	90,386	381,997
		798,263
Copper - 0.0%*
Amman Mineral Internasional PT (a)	54,600	23,227
Antofagasta PLC	3,997	85,577
First Quantum Minerals Ltd.	6,476	53,287
Jiangxi Copper Co. Ltd., Class A	300	753
Jiangxi Copper Co. Ltd., Class H	14,782	20,900
KGHM Polska Miedz SA	2,776	86,621
Lundin Mining Corp.	7,500	61,656
Southern Copper Corp.	2,490	214,314
		546,335
Data Processing & Outsourced Services - 0.0%*
Computershare Ltd.	5,973	99,406
Teleperformance SE	604	88,105
		187,511
Distillers & Vintners - 0.2%
Anhui Gujing Distillery Co. Ltd., Class A	400	13,077

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	49

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
Anhui Gujing Distillery Co. Ltd., Class B	1,900	$ 28,907
Davide Campari-Milano NV	6,079	68,595
Diageo PLC	23,273	847,330
Jiangsu King's Luck Brewery JSC Ltd., Class A	1,400	9,585
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	1,700	26,238
JiuGui Liquor Co. Ltd., Class A	400	4,109
Kweichow Moutai Co. Ltd., Class A	1,400	339,353
Luzhou Laojiao Co. Ltd., Class A	1,500	37,796
Pernod Ricard SA	2,111	372,524
Remy Cointreau SA	259	32,902
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	980	3,387
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	1,640	53,141
Sichuan Swellfun Co. Ltd., Class A	600	4,952
Treasury Wine Estates Ltd.	9,189	67,592
United Spirits Ltd.	4,501	60,459
Wuliangye Yibin Co. Ltd., Class A	4,700	92,613
		2,062,560
Distributors - 0.0%*
D'ieteren Group	196	38,301
Diversified Banks - 3.0%
ABN AMRO Bank NV (f)	4,706	70,647
Absa Group Ltd.	14,226	127,351
Abu Dhabi Commercial Bank PJSC	49,700	124,225
Abu Dhabi Islamic Bank PJSC	27,848	76,733
Agricultural Bank of China Ltd., Class A	91,347	46,696
Agricultural Bank of China Ltd., Class H	474,717	182,992
AIB Group PLC	16,078	68,911
Akbank TAS	46,147	57,063
Al Rajhi Bank	34,542	801,374
Alinma Bank	17,033	176,008
Alpha Services & Holdings SA (a)	43,060	73,204
AMMB Holdings Bhd.	37,400	32,639
ANZ Group Holdings Ltd.	31,070	549,520
Arab National Bank	11,480	77,605
Axis Bank Ltd.	40,059	530,646
Banco Bilbao Vizcaya Argentaria SA	61,698	560,641
Banco BPM SpA	13,670	72,196
Banco Bradesco SA	23,067	72,559
	Number of Shares	Fair Value
Banco de Chile	667,199	$ 79,067
Banco de Credito e Inversiones SA	1,427	38,972
Banco del Bajio SA (f)	11,200	37,566
Banco do Brasil SA	14,600	166,480
Banco Santander Brasil SA	5,900	39,231
Banco Santander Chile	774,790	38,150
Banco Santander SA	167,492	699,283
Bancolombia SA	3,348	28,692
Bank AlBilad	8,744	104,811
Bank Al-Jazira (a)	6,739	33,605
Bank Central Asia Tbk. PT	977,700	596,894
Bank Hapoalim BM	12,965	117,052
Bank Leumi Le-Israel BM	15,576	125,918
Bank Mandiri Persero Tbk. PT	660,000	259,336
Bank Negara Indonesia Persero Tbk. PT	289,600	101,098
Bank of Baroda	14,547	40,400
Bank of Beijing Co. Ltd., Class A	31,600	20,103
Bank of China Ltd., Class A	42,794	23,979
Bank of China Ltd., Class H	1,445,868	551,791
Bank of Communications Co. Ltd., Class A	44,600	35,953
Bank of Communications Co. Ltd., Class H	132,127	82,404
Bank of Ireland Group PLC	10,757	97,652
Bank of Montreal	7,459	741,657
Bank of Nova Scotia	12,466	609,781
Bank of NT Butterfield & Son Ltd.	2,324	74,391
Bank of Shanghai Co. Ltd., Class A	6,100	5,114
Bank of the Philippine Islands	38,922	72,959
Bank Polska Kasa Opieki SA	3,502	135,413
Bank Rakyat Indonesia Persero Tbk. PT	1,205,609	448,276
Banque Saudi Fransi	10,354	110,443
Barclays PLC	155,732	305,295
BDO Unibank, Inc.	45,162	106,431
BNP Paribas S.A.	10,872	751,691
BOC Hong Kong Holdings Ltd.	37,500	101,812
Boubyan Bank KSCP	21,343	41,679
CaixaBank SA	42,384	174,449
Canadian Imperial Bank of Commerce	9,548	461,977
Capitec Bank Holdings Ltd.	1,480	163,993
Chang Hwa Commercial Bank Ltd.	82,324	48,015
China CITIC Bank Corp. Ltd., Class H	184,881	87,130
China Common Rich Renewable Energy Investments Ltd. (d)**	64,000	—
China Construction Bank Corp., Class A	7,400	6,765

See Notes to Schedule of Investments and Notes to Financial Statements.
50	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
China Construction Bank Corp., Class H	1,669,000	$ 993,891
China Everbright Bank Co. Ltd., Class A	30,820	12,552
China Everbright Bank Co. Ltd., Class H	46,883	13,929
China Merchants Bank Co. Ltd., Class A	24,600	96,112
China Merchants Bank Co. Ltd., Class H	67,000	233,385
China Minsheng Banking Corp. Ltd., Class A	46,100	24,213
China Minsheng Banking Corp. Ltd., Class H	136,700	46,392
China Zheshang Bank Co. Ltd., Class A	23,140	8,189
CIMB Group Holdings Bhd.	99,294	126,414
Commercial Bank PSQC	60,675	99,153
Commercial International Bank - Egypt (CIB)	24,801	35,303
Commerzbank AG	10,786	128,203
Commonwealth Bank of Australia	17,365	1,324,719
Credicorp Ltd.	1,100	164,923
Credit Agricole SA	10,953	155,499
CTBC Financial Holding Co. Ltd.	302,000	278,969
Danske Bank AS	7,087	189,453
DBS Group Holdings Ltd.	18,674	472,973
DNB Bank ASA	9,509	202,245
Dubai Islamic Bank PJSC	54,537	84,937
E.Sun Financial Holding Co. Ltd.	251,647	211,547
Emirates NBD Bank PJSC	32,909	155,014
Erste Group Bank AG	3,522	142,901
Eurobank Ergasias Services & Holdings SA, Class A (a)	37,601	66,873
FinecoBank Banca Fineco SpA	6,207	93,146
First Abu Dhabi Bank PJSC	75,909	288,528
First Financial Holding Co. Ltd.	198,121	176,879
Grupo Financiero Banorte SAB de CV, Class O	45,500	458,802
Grupo Financiero Inbursa SAB de CV, Class O (a)	30,000	82,748
Gulf Bank KSCP	28,220	25,809
Haci Omer Sabanci Holding AS	18,817	38,515
Hana Financial Group, Inc.	4,949	166,773
Hang Seng Bank Ltd.	7,800	90,950
HDFC Bank Ltd.	48,707	1,000,465
Hong Leong Bank Bhd.	9,900	40,720
HSBC Holdings PLC	201,938	1,635,971
Hua Nan Financial Holdings Co. Ltd.	159,089	115,855
Huaxia Bank Co. Ltd., Class A	22,200	17,522
ICICI Bank Ltd.	88,638	1,061,563
	Number of Shares	Fair Value
IDFC First Bank Ltd. (a)	56,845	$ 60,729
IndusInd Bank Ltd.	3,982	76,514
Industrial & Commercial Bank of China Ltd., Class A	67,200	45,111
Industrial & Commercial Bank of China Ltd., Class H	1,133,505	554,519
Industrial Bank Co. Ltd., Class A	21,300	48,489
Industrial Bank of Korea	5,368	49,433
ING Groep N.V.	37,430	559,260
Intesa Sanpaolo SpA	160,619	469,030
Israel Discount Bank Ltd., Class A	14,383	72,296
Japan Post Bank Co. Ltd.	14,800	150,750
KakaoBank Corp.	3,129	69,242
Kasikornbank PCL	9,700	38,365
KB Financial Group, Inc.	6,591	276,864
KBC Group NV	2,698	175,006
Komercni Banka AS	1,230	39,873
Kotak Mahindra Bank Ltd.	19,134	438,745
Krung Thai Bank PCL NVDR	63,077	34,003
Kuwait Finance House KSCP	140,911	332,958
Lloyds Banking Group PLC	656,224	399,120
Malayan Banking Bhd.	96,489	186,678
Masraf Al Rayan QSC	115,237	82,036
mBank SA (a)	151	20,544
Mediobanca Banca di Credito Finanziario SpA	6,402	79,241
Mega Financial Holding Co. Ltd.	192,321	245,646
Metropolitan Bank & Trust Co.	32,670	30,266
Mitsubishi UFJ Financial Group, Inc.	118,282	1,016,447
Mizrahi Tefahot Bank Ltd.	1,776	69,049
Mizuho Financial Group, Inc.	24,900	426,098
Moneta Money Bank AS (f)	3,392	14,206
National Australia Bank Ltd.	32,370	678,091
National Bank of Canada	3,481	266,632
National Bank of Greece SA (a)	7,939	55,162
National Bank of Kuwait SAKP	130,725	380,368
NatWest Group PLC	62,366	174,432
Nedbank Group Ltd.	8,344	98,659
Nordea Bank Abp	33,064	409,189
NU Holdings Ltd., Class A (a)	27,500	229,075
OTP Bank Nyrt	4,063	185,533
Oversea-Chinese Banking Corp. Ltd.	34,930	344,242
Ping An Bank Co. Ltd., Class A	20,300	26,770
Piraeus Financial Holdings SA (a)	13,663	48,297
Postal Savings Bank of China Co. Ltd., Class A	34,100	20,832
Postal Savings Bank of China Co. Ltd., Class H (f)	148,675	71,019

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	51

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
Powszechna Kasa Oszczednosci Bank Polski SA (a)	16,037	$ 205,221
Public Bank Bhd.	252,300	235,553
Qatar International Islamic Bank QSC	21,548	62,377
Qatar Islamic Bank SAQ	29,919	171,741
Qatar National Bank QPSC	82,442	363,415
RHB Bank Bhd.	27,214	32,278
Riyad Bank	25,501	194,148
Royal Bank of Canada	14,457	1,469,163
Santander Bank Polska SA	547	68,134
Saudi Awwal Bank	17,442	174,885
Saudi Investment Bank	7,687	32,593
Saudi National Bank	51,659	533,121
Sberbank of Russia PJSC (d)**	192,160	—
SCB X PCL NVDR	13,396	41,602
Shanghai Commercial & Savings Bank Ltd.	69,565	106,080
Shanghai Pudong Development Bank Co. Ltd., Class A	33,600	31,238
Shanghai Rural Commercial Bank Co. Ltd., Class A	18,800	15,155
Shinhan Financial Group Co. Ltd.	7,458	232,502
SinoPac Financial Holdings Co. Ltd.	192,921	123,835
Skandinaviska Enskilda Banken AB, Class A	16,323	224,813
Societe Generale SA	7,595	201,565
Standard Bank Group Ltd.	22,973	261,418
Standard Chartered PLC	23,560	200,209
State Bank of India	29,995	231,432
Sumitomo Mitsui Financial Group, Inc.	13,133	640,907
Sumitomo Mitsui Trust Holdings, Inc.	7,200	138,198
Svenska Handelsbanken AB, Class A	14,950	162,364
Swedbank AB, Class A	9,129	184,159
Taishin Financial Holding Co. Ltd.	196,512	115,895
Taiwan Business Bank	91,136	40,682
Taiwan Cooperative Financial Holding Co. Ltd.	185,067	161,004
TCS Group Holding PLC GDR (a)(d)**	2,171	—
Toronto-Dominion Bank	18,845	1,223,653
Turkiye Is Bankasi AS, Class C	63,462	50,195
UniCredit SpA	16,599	450,426
United Overseas Bank Ltd.	13,000	280,381
VTB Bank PJSC (a)(d)**	70,264,000	—
Westpac Banking Corp.	36,283	566,951
Woori Financial Group, Inc.	10,107	102,020
	Number of Shares	Fair Value
Yapi ve Kredi Bankasi AS	44,416	$ 29,386
Yes Bank Ltd. (a)	116,408	30,007
		40,466,278
Diversified Capital Markets - 0.1%
Banco BTG Pactual SA	21,708	168,074
Deutsche Bank AG	19,969	272,735
Macquarie Group Ltd.	3,793	475,263
Mirae Asset Securities Co. Ltd.	2,723	16,132
UBS Group AG	34,061	1,056,249
		1,988,453
Diversified Chemicals - 0.1%
BASF SE	9,223	496,980
Mitsubishi Chemical Group Corp.	13,000	79,671
Ningxia Baofeng Energy Group Co. Ltd., Class A	11,000	22,817
Nissan Chemical Corp.	1,500	58,583
Pidilite Industries Ltd.	2,251	73,445
Sasol Ltd.	10,003	101,351
SRF Ltd.	2,942	87,653
Sumitomo Chemical Co. Ltd.	16,000	39,041
		959,541
Diversified Financial Services - 0.1%
Bajaj Finserv Ltd.	6,539	132,471
FirstRand Ltd.	87,707	352,555
Jio Financial Services Ltd. (a)	53,375	149,419
M&G PLC	25,818	73,198
Meritz Financial Group, Inc.	1,997	91,640
ORIX Corp.	12,100	227,959
Yuanta Financial Holding Co. Ltd.	183,373	164,907
		1,192,149
Diversified Metals & Mining - 0.4%
Anglo American PLC	13,105	329,213
BHP Group Ltd.	52,533	1,806,991
Boliden AB	2,774	86,568
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	2,000	5,432
China Rare Earth Resources & Technology Co. Ltd., Class A	500	1,943
CMOC Group Ltd., Class A	11,000	8,033
CMOC Group Ltd., Class H	57,000	31,170
GEM Co. Ltd., Class A	7,800	5,981
Glencore PLC	108,290	651,725
Grupo Mexico SAB de CV	55,042	306,112
Henan Shenhuo Coal & Power Co. Ltd., Class A	4,000	9,437
IGO Ltd.	6,345	39,182

See Notes to Schedule of Investments and Notes to Financial Statements.
52	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
Ivanhoe Mines Ltd., Class A (a)	7,000	$ 68,216
Korea Zinc Co. Ltd.	131	50,655
Merdeka Copper Gold Tbk. PT (a)	198,993	34,895
Mineral Resources Ltd.	1,779	84,973
MMC Norilsk Nickel PJSC ADR (a)(d)**	8,131	—
MMC Norilsk Nickel PJSC (d)**	305	—
Pilbara Minerals Ltd.	31,349	84,494
Rio Tinto Ltd.	3,830	354,534
Rio Tinto PLC	11,657	868,141
Saudi Arabian Mining Co. (a)	21,228	249,924
Shenghe Resources Holding Co. Ltd., Class A	3,500	5,004
Sinomine Resource Group Co. Ltd., Class A	1,120	5,869
South32 Ltd.	46,185	104,943
Sumitomo Metal Mining Co. Ltd.	2,500	75,294
Teck Resources Ltd., Class B (a)	4,735	201,128
Vedanta Ltd.	11,044	34,314
Western Mining Co. Ltd., Class A	1,400	2,806
Yunnan Tin Co. Ltd., Class A	1,000	2,011
Zhejiang Huayou Cobalt Co. Ltd., Class A	1,530	7,076
		5,516,064
Diversified Real Estate Activities - 0.1%
Aldar Properties PJSC	68,917	100,390
Ayala Land, Inc.	105,500	65,634
Barwa Real Estate Co.	31,838	25,192
City Developments Ltd.	4,500	22,686
Daito Trust Construction Co. Ltd.	700	81,182
Daiwa House Industry Co. Ltd.	6,400	193,934
DLF Ltd.	8,691	75,867
ESR Group Ltd. (f)	28,000	38,727
Mitsubishi Estate Co. Ltd.	12,200	168,142
Mitsui Fudosan Co. Ltd.	9,200	225,660
New World Development Co. Ltd.	14,000	21,730
Nomura Real Estate Holdings, Inc.	996	26,203
Sumitomo Realty & Development Co. Ltd.	2,900	86,272
Sun Hung Kai Properties Ltd.	15,000	162,226
Swire Pacific Ltd., Class A	4,000	33,860
UOL Group Ltd.	4,100	19,519
Wharf Holdings Ltd.	12,000	38,650
		1,385,874
	Number of Shares	Fair Value
Diversified REITs - 0.0%*
Covivio SA	449	$ 24,145
Daiwa House REIT Investment Corp.	26	46,419
Fibra Uno Administracion SA de CV	55,100	99,466
GPT Group	22,018	69,711
KDX Realty Investment Corp.	42	47,905
Land Securities Group PLC	8,113	72,894
Mirvac Group	46,157	65,825
Nomura Real Estate Master Fund, Inc.	49	57,348
Stockland	24,117	73,230
		556,943
Diversified Support Services - 0.0%*
Brambles Ltd.	15,339	142,345
Element Fleet Management Corp.	3,932	64,291
Indian Railway Catering & Tourism Corp. Ltd.	5,615	59,886
RB Global, Inc.	3,695	247,820
		514,342
Drug Retail - 0.0%*
Alibaba Health Information Technology Ltd. (a)	104,000	56,471
Clicks Group Ltd.	4,784	85,205
JD Health International, Inc. (a)(f)	20,000	100,147
MatsukiyoCocokara & Co.	4,000	70,847
Nahdi Medical Co.	553	20,203
Ping An Healthcare & Technology Co. Ltd. (a)(f)	9,500	21,607
Raia Drogasil SA	20,124	121,798
		476,278
Education Services - 0.0%*
East Buy Holding Ltd. (a)(f)	8,000	28,481
IDP Education Ltd.	2,982	40,756
New Oriental Education & Technology Group, Inc. (a)	26,300	186,088
Pearson PLC	6,484	79,699
TAL Education Group ADR (a)	7,100	89,673
		424,697
Electric Utilities - 0.4%
Acciona SA	224	32,984
BKW AG	193	34,282
Centrais Eletricas Brasileiras SA	19,427	169,690
CEZ AS	2,835	121,584
Chubu Electric Power Co., Inc.	6,600	85,274
CK Infrastructure Holdings Ltd.	7,000	38,727

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	53

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
CLP Holdings Ltd.	17,000	$ 140,314
CPFL Energia SA	5,400	42,810
EDP - Energias de Portugal SA	32,189	161,965
Elia Group SA	331	41,427
Emera, Inc.	2,783	106,162
Endesa SA	3,211	65,478
Enel Americas SA (a)	212,573	23,733
Enel Chile SA	508,946	33,213
Enel SpA	84,132	625,462
Energisa SA	3,800	42,110
Equatorial Energia SA	15,892	116,861
Fortis, Inc.	5,004	206,862
Fortum OYJ	4,532	65,382
Hydro One Ltd. (f)	3,356	101,041
Iberdrola SA	62,450	818,857
Inter RAO UES PJSC (a)(d)**	467,243	—
Interconexion Electrica SA ESP	4,165	16,643
Kansai Electric Power Co., Inc.	7,200	95,605
Korea Electric Power Corp. (a)	5,036	73,904
Manila Electric Co.	4,930	35,523
Mercury NZ Ltd.	6,351	26,539
Origin Energy Ltd.	19,845	114,694
Orsted AS (f)	1,926	106,826
PGE Polska Grupa Energetyczna SA (a)	10,086	22,259
Power Assets Holdings Ltd.	14,000	81,129
Power Grid Corp. of India Ltd.	75,250	214,499
Public Power Corp. SA (a)	3,866	47,660
Redeia Corp. SA	4,103	67,578
Saudi Electricity Co.	14,858	75,122
SSE PLC	11,255	266,296
Tata Power Co. Ltd.	26,496	105,759
Tenaga Nasional Bhd.	45,900	100,291
Terna - Rete Elettrica Nazionale	14,381	120,003
Tokyo Electric Power Co. Holdings, Inc. (a)	15,500	81,194
Verbund AG	783	72,698
		4,798,440
Electrical Components & Equipment - 0.2%
ABB Ltd.	16,554	733,635
CG Power & Industrial Solutions Ltd.	12,744	69,590
Contemporary Amperex Technology Co. Ltd., Class A	4,100	94,004
Ecopro BM Co. Ltd.	870	194,549
Ecopro Co. Ltd.	354	177,838
Eve Energy Co. Ltd., Class A	2,500	14,816
Fuji Electric Co. Ltd.	1,500	64,573
Ginlong Technologies Co. Ltd., Class A	300	2,945
	Number of Shares	Fair Value
Gotion High-tech Co. Ltd., Class A (a)	1,800	$ 5,435
Havells India Ltd.	5,128	84,299
Jiangsu Zhongtian Technology Co. Ltd., Class A	4,400	7,718
L&F Co. Ltd.	474	75,080
Legrand SA	2,733	284,089
LG Energy Solution Ltd. (a)	833	276,503
NIDEC Corp.	4,300	173,702
Polycab India Ltd.	511	33,681
POSCO Future M Co. Ltd.	551	153,590
Prysmian SpA	2,681	121,928
Sungrow Power Supply Co. Ltd., Class A	1,900	23,372
Sunwoda Electronic Co. Ltd., Class A	800	1,658
TBEA Co. Ltd., Class A	5,460	10,582
Voltronic Power Technology Corp.	1,000	55,718
Walsin Lihwa Corp.	57,000	71,783
WEG SA	29,146	221,463
Zhejiang Chint Electrics Co. Ltd., Class A	1,800	5,438
		2,957,989
Electronic Components - 0.2%
AUO Corp.	136,200	80,547
Avary Holding Shenzhen Co. Ltd., Class A	2,600	8,150
BOE Technology Group Co. Ltd., Class A	61,900	33,903
Chaozhou Three-Circle Group Co. Ltd., Class A	2,200	9,099
China Zhenhua Group Science & Technology Co. Ltd., Class A	200	1,653
Delta Electronics Thailand PCL NVDR	55,000	141,800
Delta Electronics, Inc.	35,000	357,521
E Ink Holdings, Inc.	15,000	96,284
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	800	5,141
Hamamatsu Photonics KK	1,600	65,825
Hirose Electric Co. Ltd.	374	42,353
Ibiden Co. Ltd.	1,100	60,977
Innolux Corp.	171,333	79,831
Kingboard Holdings Ltd.	17,000	40,668
Kingboard Laminates Holdings Ltd.	13,549	11,660
Kyocera Corp.	13,200	192,691
Largan Precision Co. Ltd.	2,000	187,028
Lens Technology Co. Ltd., Class A	4,960	9,195
LG Display Co. Ltd. (a)	3,737	36,967
LG Innotek Co. Ltd.	236	43,887

See Notes to Schedule of Investments and Notes to Financial Statements.
54	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
Lingyi iTech Guangdong Co., Class A	8,000	$ 7,595
Luxshare Precision Industry Co. Ltd., Class A	10,600	51,283
Maxscend Microelectronics Co. Ltd., Class A	128	2,535
Murata Manufacturing Co. Ltd.	17,800	377,893
Nan Ya Printed Circuit Board Corp.	4,000	32,779
Omron Corp.	1,997	93,249
Samsung Electro-Mechanics Co. Ltd.	1,056	125,615
Samsung SDI Co. Ltd. (a)	920	337,169
Shengyi Technology Co. Ltd., Class A	1,400	3,600
Shennan Circuits Co. Ltd., Class A	800	7,976
Sunny Optical Technology Group Co. Ltd.	13,300	120,676
TDK Corp.	4,000	190,580
Unimicron Technology Corp.	24,000	137,632
Yageo Corp.	5,979	116,305
Zhen Ding Technology Holding Ltd.	15,665	55,636
		3,165,703
Electronic Equipment & Instruments - 0.1%
Azbil Corp.	1,100	36,407
CETC Cyberspace Security Technology Co. Ltd., Class A	400	1,262
Halma PLC	3,874	112,797
Hexagon AB, Class B	21,379	256,581
Keyence Corp.	1,982	873,328
Shimadzu Corp.	2,400	67,107
SUPCON Technology Co. Ltd., Class A	1,570	9,999
TCL Technology Group Corp., Class A (a)	14,329	8,653
Wuhan Guide Infrared Co. Ltd., Class A	4,550	4,665
Yokogawa Electric Corp.	2,100	40,055
Zhejiang Dahua Technology Co. Ltd., Class A	2,800	7,255
		1,418,109
Electronic Manufacturing Services - 0.1%
AAC Technologies Holdings, Inc.	8,500	25,254
Fabrinet (a)	1,785	339,739
Foxconn Industrial Internet Co. Ltd., Class A	8,600	18,262
GoerTek, Inc., Class A	2,448	7,223
Hon Hai Precision Industry Co. Ltd.	217,000	738,877
	Number of Shares	Fair Value
Wingtech Technology Co. Ltd., Class A (a)	1,200	$ 7,130
		1,136,485
Environmental & Facilities Services - 0.0%*
China Everbright Environment Group Ltd.	48,000	15,614
GFL Environmental, Inc.	2,694	93,389
Li-Cycle Holdings Corp. (a)	6,869	4,017
Rentokil Initial PLC	25,831	145,152
		258,172
Fertilizers & Agricultural Chemicals - 0.1%
Hektas Ticaret TAS (a)	16,643	11,327
ICL Group Ltd.	7,126	36,235
Nutrien Ltd.	5,098	288,613
OCI NV	950	27,537
PhosAgro PJSC (d)**	13	—
PhosAgro PJSC GDR (a)(d)**	1,956	—
PI Industries Ltd.	1,633	68,997
Qinghai Salt Lake Industry Co. Ltd., Class A (a)	3,300	7,392
SABIC Agri-Nutrients Co.	4,334	159,722
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	2,470	9,570
UPL Ltd.	7,182	50,684
Yara International ASA	1,933	68,750
		728,827
Financial Exchanges & Data - 0.2%
ASX Ltd.	1,963	84,466
B3 SA - Brasil Bolsa Balcao	104,400	312,710
Deutsche Boerse AG	1,962	404,206
East Money Information Co. Ltd., Class A	16,188	31,919
Euronext NV (f)	868	75,412
Hithink RoyalFlush Information Network Co. Ltd., Class A	500	11,015
Hong Kong Exchanges & Clearing Ltd.	12,483	428,433
Japan Exchange Group, Inc.	5,100	107,911
London Stock Exchange Group PLC	4,305	508,958
Moscow Exchange MICEX-Rates PJSC (a)(d)**	17,461	—
Saudi Tadawul Group Holding Co.	719	35,202
Singapore Exchange Ltd.	9,936	74,044
TMX Group Ltd.	3,240	78,752
		2,153,028
Food Distributors - 0.0%*
Bid Corp. Ltd.	6,052	141,194
CP Axtra PCL	38,700	30,613
		171,807

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	55

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
Food Retail - 0.2%
Alimentation Couche-Tard, Inc.	7,987	$ 472,642
Avenue Supermarts Ltd. (a)(f)	2,799	137,325
BIM Birlesik Magazalar AS	8,934	90,977
Coles Group Ltd.	13,712	150,731
CP ALL PCL NVDR	106,415	174,591
Dino Polska SA (a)(f)	940	110,130
Empire Co. Ltd., Class A	1,709	45,427
Endeavour Group Ltd.	16,495	58,641
George Weston Ltd.	629	78,470
HelloFresh SE (a)	1,433	22,652
J Sainsbury PLC	18,991	73,259
Jeronimo Martins SGPS SA	2,867	72,969
Kesko OYJ, Class B	3,140	62,175
Kobe Bussan Co. Ltd.	1,400	41,370
Koninklijke Ahold Delhaize NV	9,907	284,702
Loblaw Cos. Ltd.	1,611	156,726
Metro, Inc.	2,351	122,293
Ocado Group PLC (a)	5,385	52,063
President Chain Store Corp.	11,000	96,593
Seven & i Holdings Co. Ltd.	7,817	310,229
Shoprite Holdings Ltd.	9,134	137,378
Sumber Alfaria Trijaya Tbk. PT	242,800	46,204
Tesco PLC	73,234	271,207
Woolworths Group Ltd.	12,598	319,780
X5 Retail Group NV GDR (a)(d)**	2,502	—
		3,388,534
Footwear - 0.0%*
Feng TAY Enterprise Co. Ltd.	5,600	31,932
Pou Chen Corp.	32,000	32,219
Puma SE	1,227	68,475
Xtep International Holdings Ltd.	37,000	20,896
		153,522
Forest Products - 0.0%*
Svenska Cellulosa AB SCA, Class B	6,166	92,449
West Fraser Timber Co. Ltd.	521	44,790
		137,239
Gas Utilities - 0.1%
AltaGas Ltd.	3,200	67,514
APA Group	13,688	79,764
Beijing Enterprises Holdings Ltd.	12,500	43,462
Brookfield Infrastructure Corp., Class A	5,798	204,553
China Gas Holdings Ltd.	43,000	42,457
China Resources Gas Group Ltd.	13,600	44,587
Enagas SA	2,287	38,565
	Number of Shares	Fair Value
ENN Energy Holdings Ltd.	14,300	$ 105,301
ENN Natural Gas Co. Ltd., Class A	5,300	12,519
GAIL India Ltd.	40,533	78,958
Hong Kong & China Gas Co. Ltd.	113,650	87,036
Indraprastha Gas Ltd.	5,170	25,992
Kunlun Energy Co. Ltd.	82,000	73,929
Naturgy Energy Group SA	1,149	34,270
Osaka Gas Co. Ltd.	3,800	79,380
Petronas Gas Bhd.	4,249	16,090
Snam SpA	20,567	105,759
Tokyo Gas Co. Ltd.	4,100	94,168
		1,234,304
Gold - 0.2%
Agnico Eagle Mines Ltd.	5,143	283,360
Aneka Tambang Tbk. PT	103,400	11,450
Anglogold Ashanti PLC	7,540	145,712
Barrick Gold Corp.	18,107	328,744
Caledonia Mining Corp. PLC	963	11,749
Cia de Minas Buenaventura SAA ADR	3,900	59,436
Endeavour Mining PLC	2,110	47,260
Franco-Nevada Corp.	1,976	219,944
Gold Fields Ltd.	15,956	242,366
Harmony Gold Mining Co. Ltd.	8,370	54,735
i-80 Gold Corp. (a)	9,932	17,480
Kinross Gold Corp.	12,424	75,565
Koza Altin Isletmeleri AS	17,857	11,808
Northern Star Resources Ltd.	11,707	109,040
Novagold Resources, Inc. (a)	11,425	42,730
Polymetal International PLC (a)(d)**	1,670	—
Polyus PJSC GDR (a)(d)**	977	—
Polyus PJSC (a)(d)**	122	—
Shandong Gold Mining Co. Ltd., Class A	3,000	9,636
Shandong Gold Mining Co. Ltd., Class H (f)	14,250	27,045
SSR Mining, Inc.	1,800	19,368
Wheaton Precious Metals Corp.	4,662	231,120
Zhaojin Mining Industry Co. Ltd., Class H	30,000	37,305
Zijin Mining Group Co. Ltd., Class A	22,900	40,072
Zijin Mining Group Co. Ltd., Class H	103,119	167,979
		2,193,904
Healthcare Distributors - 0.0%*
Amplifon SpA	1,416	49,022
EBOS Group Ltd.	1,391	31,265

See Notes to Schedule of Investments and Notes to Financial Statements.
56	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	900	$ 3,615
Huadong Medicine Co. Ltd., Class A	1,700	9,898
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	1,700	3,994
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	9,000	13,163
Sinopharm Group Co. Ltd., Class H	27,600	72,282
		183,239
Healthcare Equipment - 0.1%
BioMerieux	472	52,452
Carl Zeiss Meditec AG	459	50,115
Cochlear Ltd.	670	136,544
Demant AS (a)	926	40,617
DiaSorin SpA	198	20,394
Fisher & Paykel Healthcare Corp. Ltd.	5,983	89,400
Getinge AB, Class B	2,687	59,804
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	600	2,914
Koninklijke Philips NV (a)	8,101	188,685
Lepu Medical Technology Beijing Co. Ltd., Class A	2,300	5,220
Microport Scientific Corp. (a)	11,707	12,624
Nano-X Imaging Ltd. (a)	2,323	14,797
Olympus Corp.	12,400	179,474
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,100	44,892
Siemens Healthineers AG (f)	2,894	168,155
Smith & Nephew PLC	8,925	122,707
Sonova Holding AG	520	169,534
Straumann Holding AG	1,145	184,473
Sysmex Corp.	1,700	94,755
Terumo Corp.	6,900	226,215
		1,863,771
Healthcare Facilities - 0.1%
Aier Eye Hospital Group Co. Ltd., Class A	10,282	22,844
Apollo Hospitals Enterprise Ltd.	1,873	128,390
Bangkok Dusit Medical Services PCL NVDR	203,911	165,781
Bumrungrad Hospital PCL NVDR	11,241	73,112
Dallah Healthcare Co.	522	23,887
Dr Sulaiman Al Habib Medical Services Group Co.	1,578	119,423
Hygeia Healthcare Holdings Co. Ltd. (f)	7,000	31,645
IHH Healthcare Bhd.	44,200	58,004
	Number of Shares	Fair Value
Max Healthcare Institute Ltd.	13,892	$ 114,565
Mouwasat Medical Services Co.	1,444	43,050
Ramsay Health Care Ltd.	2,133	76,571
Rede D'Or Sao Luiz SA (f)	8,200	48,549
		905,821
Healthcare Services - 0.0%*
Fresenius Medical Care AG	2,087	87,513
Fresenius SE & Co. KGaA	4,324	134,077
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	500	4,394
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A (a)	4,500	3,798
Sonic Healthcare Ltd.	4,588	100,430
Topchoice Medical Corp., Class A (a)	300	3,221
		333,433
Healthcare Supplies - 0.1%
Alcon, Inc.	5,160	402,427
Asahi Intecc Co. Ltd.	2,500	50,867
Coloplast AS, Class B	1,485	169,881
EssilorLuxottica S.A.	3,050	611,844
HLB, Inc. (a)	1,941	76,410
Hoya Corp.	3,700	462,566
Ovctek China, Inc., Class A	600	1,903
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	36,400	35,474
		1,811,372
Healthcare Technology - 0.0%*
M3, Inc.	5,100	84,397
Heavy Electrical Equipment - 0.1%
ABB India Ltd.	830	46,628
Dongfang Electric Corp. Ltd., Class A	1,000	2,053
Doosan Enerbility Co. Ltd. (a)	8,283	102,259
Goldwind Science & Technology Co. Ltd., Class A	2,800	3,146
Ming Yang Smart Energy Group Ltd., Class A	600	1,057
Mitsubishi Electric Corp.	19,900	282,168
NARI Technology Co. Ltd., Class A	12,355	38,728
Shanghai Electric Group Co. Ltd., Class A (a)	15,400	9,019
Siemens Energy AG (a)	5,244	69,513
Suzlon Energy Ltd. (a)	139,703	64,132
Titan Wind Energy Suzhou Co. Ltd., Class A (a)	900	1,466

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	57

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
Vestas Wind Systems AS (a)	10,412	$ 330,643
		950,812
Highways & Railtracks - 0.0%*
Bangkok Expressway & Metro PCL NVDR	177,383	41,316
CCR SA	20,900	61,010
Getlink SE	3,612	66,094
Jiangsu Expressway Co. Ltd., Class H	26,000	23,375
Promotora y Operadora de Infraestructura SAB de CV	3,155	34,228
Taiwan High Speed Rail Corp.	33,000	33,010
Transurban Group	31,830	297,770
Zhejiang Expressway Co. Ltd., Class H	22,080	14,732
		571,535
Home Building - 0.0%*
Barratt Developments PLC	9,845	70,609
Berkeley Group Holdings PLC	1,074	64,185
Iida Group Holdings Co. Ltd.	1,438	21,537
Open House Group Co. Ltd.	900	26,704
Persimmon PLC	3,652	64,666
Sekisui Chemical Co. Ltd.	4,200	60,551
Sekisui House Ltd.	6,058	134,584
Taylor Wimpey PLC	40,585	76,080
		518,916
Home Furnishing Retail - 0.0%*
Nitori Holdings Co. Ltd.	800	107,136
Home Furnishings - 0.0%*
Nien Made Enterprise Co. Ltd.	2,000	23,004
Oppein Home Group, Inc., Class A	500	4,888
		27,892
Home Improvement Retail - 0.0%*
Home Product Center PCL NVDR	95,609	32,773
Kingfisher PLC	22,266	69,060
MR DIY Group M Bhd. (f)	42,900	13,538
		115,371
Hotels, Resorts & Cruise Lines - 0.1%
Accor SA	2,158	82,481
Amadeus IT Group SA	4,649	333,193
Asset World Corp. PCL NVDR	34,533	3,602
H World Group Ltd. ADR	3,700	123,728
Indian Hotels Co. Ltd.	12,126	63,877
InterContinental Hotels Group PLC	1,694	153,109
Minor International PCL NVDR	47,349	40,923
	Number of Shares	Fair Value
Shanghai Jinjiang International Hotels Co. Ltd., Class A	900	$ 3,779
Tongcheng Travel Holdings Ltd. (a)	18,400	34,026
TravelSky Technology Ltd., Class H	21,000	36,306
Trip.com Group Ltd. (a)	9,750	346,620
Whitbread PLC	1,962	91,442
		1,313,086
Household Appliances - 0.0%*
Coway Co. Ltd.	967	42,948
Ecovacs Robotics Co. Ltd., Class A	400	2,328
Gree Electric Appliances, Inc. of Zhuhai, Class A	4,100	18,523
Haier Smart Home Co. Ltd., Class A	10,300	30,377
Haier Smart Home Co. Ltd., Class H	43,600	123,119
SEB SA	277	34,576
		251,871
Household Products - 0.1%
Essity AB, Class B	6,249	155,018
Henkel AG & Co. KGaA	1,052	75,513
Kimberly-Clark de Mexico SAB de CV, Class A	24,500	55,223
Reckitt Benckiser Group PLC	7,419	512,609
Unicharm Corp.	4,400	159,109
Unilever Indonesia Tbk. PT	125,600	28,796
Vinda International Holdings Ltd.	4,000	11,654
		997,922
Human Resource & Employment Services - 0.1%
Adecco Group AG	1,622	79,534
Randstad NV	1,115	69,861
Recruit Holdings Co. Ltd.	14,937	631,787
		781,182
Independent Power Producers & Energy Traders - 0.1%
ACWA Power Co.	1,712	117,329
Adani Power Ltd. (a)	13,194	83,265
CGN Power Co. Ltd., Class H (f)	185,000	48,332
China National Nuclear Power Co. Ltd., Class A	32,100	33,810
China Power International Development Ltd.	116,000	42,635
China Resources Power Holdings Co. Ltd.	38,000	76,111
Eneva SA (a)	15,300	42,867
GD Power Development Co. Ltd., Class A	10,800	6,310

See Notes to Schedule of Investments and Notes to Financial Statements.
58	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
Global Power Synergy PCL NVDR	13,498	$ 19,180
Gulf Energy Development PCL NVDR	55,733	72,662
Huadian Power International Corp. Ltd., Class A	16,100	11,622
Huaneng Power International, Inc., Class A (a)	7,700	8,327
Huaneng Power International, Inc., Class H (a)	98,000	51,958
NTPC Ltd.	76,745	286,962
RWE AG	6,519	296,546
SDIC Power Holdings Co. Ltd., Class A	15,000	27,765
Shenzhen Energy Group Co. Ltd., Class A	5,900	5,344
		1,231,025
Industrial Conglomerates - 0.3%
Aboitiz Equity Ventures, Inc.	28,670	23,091
Alfa SAB de CV, Class A	67,600	54,449
Astra International Tbk. PT	361,400	132,617
Ayala Corp.	3,810	46,855
Bidvest Group Ltd.	5,628	77,643
Brookfield Business Corp., Class A	1,310	30,497
China Baoan Group Co. Ltd., Class A	1,200	1,978
CITIC Ltd.	109,000	108,881
CK Hutchison Holdings Ltd.	27,500	147,387
DCC PLC	1,136	83,675
Far Eastern New Century Corp.	60,000	60,996
Fosun International Ltd.	31,000	18,222
Grupo Carso SAB de CV	9,560	107,029
GS Holdings Corp. (a)	672	21,341
Hikari Tsushin, Inc.	200	33,168
Hitachi Ltd.	9,614	693,534
Industries Qatar QSC	26,897	95,296
Investment AB Latour, Class B	1,327	34,538
Jardine Cycle & Carriage Ltd.	900	20,305
Jardine Matheson Holdings Ltd.	1,800	74,178
JG Summit Holdings, Inc.	46,990	32,373
Keppel Corp. Ltd.	14,800	79,324
KOC Holding AS	14,763	70,881
LG Corp.	1,675	111,719
Lifco AB, Class B	2,664	65,345
Multiply Group PJSC (a)	69,559	60,227
Mytilineos SA	1,549	62,797
Samsung C&T Corp.	1,465	147,308
Siemens AG	7,875	1,478,154
Siemens Ltd.	1,485	71,823
Sime Darby Bhd.	56,158	28,721
SK Square Co. Ltd. (a)	1,543	63,019
SK, Inc.	536	74,080
	Number of Shares	Fair Value
SM Investments Corp.	5,000	$ 78,736
Smiths Group PLC	3,520	79,133
Turkiye Sise ve Cam Fabrikalari AS	26,673	41,381
		4,410,701
Industrial Gases - 0.1%
Air Liquide S.A.	5,424	1,055,244
Nippon Sanso Holdings Corp.	2,000	53,568
		1,108,812
Industrial Machinery & Supplies & Components - 0.3%
Airtac International Group	2,364	77,797
Alfa Laval AB	2,953	118,204
Atlas Copco AB, A Shares	27,755	477,967
Atlas Copco AB, B Shares	16,061	238,098
Daifuku Co. Ltd.	3,500	70,817
FANUC Corp.	9,800	288,272
GEA Group AG	1,790	74,525
Haitian International Holdings Ltd.	16,655	41,208
Hoshizaki Corp.	1,000	36,608
Indutrade AB	3,144	81,674
Jiangsu Hengli Hydraulic Co. Ltd., Class A	900	6,911
Kone OYJ, Class B	3,695	184,329
Luxfer Holdings PLC	1,466	13,106
Makita Corp.	2,600	71,741
MINEBEA MITSUMI, Inc.	4,200	86,351
MISUMI Group, Inc.	3,300	55,932
Mitsubishi Heavy Industries Ltd.	3,267	190,973
Ningbo Deye Technology Co. Ltd., Class A	360	4,242
North Industries Group Red Arrow Co. Ltd., Class A	600	1,183
Rational AG	47	36,317
Sandvik AB	10,974	237,494
Schindler Holding AG	685	167,693
Shenzhen Inovance Technology Co. Ltd., Class A	1,750	15,518
SKF AB, Class B	3,933	78,560
SMC Corp.	640	343,924
Spirax-Sarco Engineering PLC	750	100,438
Techtronic Industries Co. Ltd.	15,000	178,746
VAT Group AG (f)	276	138,221
Wartsila OYJ Abp	4,784	69,361
Yaskawa Electric Corp.	2,400	100,270
		3,586,480
Industrial REITs - 0.1%
CapitaLand Ascendas REIT	37,900	87,057
GLP J-Reit	43	42,854
Goodman Group	17,617	304,130

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	59

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
Mapletree Logistics Trust	39,336	$ 51,887
Nippon Prologis REIT, Inc.	25	48,128
Segro PLC	11,928	134,784
Warehouses De Pauw CVA	1,865	58,715
		727,555
Integrated Oil & Gas - 0.6%
BP PLC	176,764	1,050,416
Cenovus Energy, Inc.	14,648	245,281
China Petroleum & Chemical Corp., Class A	37,300	29,230
China Petroleum & Chemical Corp., Class H	456,000	238,846
Eni SpA	24,407	413,800
Equinor ASA	9,289	294,657
Galp Energia SGPS S.A.	4,967	73,194
Gazprom PJSC ADR (a)(d)**	77,360	—
Gazprom PJSC (a)(d)**	56,590	—
Guanghui Energy Co. Ltd., Class A	8,300	8,323
Imperial Oil Ltd.	2,194	125,590
LUKOIL PJSC (d)**	7,480	—
MOL Hungarian Oil & Gas PLC	8,703	71,082
Novatek PJSC GDR (a)(d)**	1,641	—
Oil & Natural Gas Corp. Ltd.	53,431	131,661
OMV AG	1,710	75,123
PetroChina Co. Ltd., Class A	24,900	24,688
PetroChina Co. Ltd., Class H	384,000	253,753
Petroleo Brasileiro SA	62,300	499,929
PTT PCL NVDR	178,241	186,688
Repsol SA	13,134	195,139
Rosneft Oil Co. PJSC (d)**	20,586	—
Saudi Arabian Oil Co. (f)	45,698	402,752
Shell PLC	68,599	2,248,776
Suncor Energy, Inc.	13,434	432,484
Surgutneftegas PJSC ADR (a)(d)**	9,978	—
Surgutneftegas PJSC (d)**	31,000	—
TotalEnergies SE	23,750	1,616,103
		8,617,515
Integrated Telecommunication Services - 0.3%
BCE, Inc.	659	26,073
BT Group PLC	65,974	103,952
Cellnex Telecom S.A. (f)	5,817	229,142
China Tower Corp. Ltd., Class H (f)	620,000	65,108
Chunghwa Telecom Co. Ltd.	66,071	258,338
Deutsche Telekom AG	33,555	806,197
Elisa OYJ	1,652	76,408
Emirates Telecommunications Group Co. PJSC	62,629	334,908
Hellenic Telecommunications Organization SA	3,059	43,591
	Number of Shares	Fair Value
HKT Trust & HKT Ltd.	42,815	$ 51,102
Infrastrutture Wireless Italiane SpA (f)	3,086	39,032
Koninklijke KPN NV	36,464	125,593
KT Corp. (a)	1,554	41,508
LG Uplus Corp.	3,323	26,395
Nippon Telegraph & Telephone Corp.	308,525	377,067
Ooredoo QPSC	12,728	38,104
Operadora De Sites Mexicanos SAB de CV	26,500	37,463
Orange SA	19,169	218,188
Quebecor, Inc., Class B	1,399	33,442
Sarana Menara Nusantara Tbk. PT	268,300	17,251
Saudi Telecom Co.	34,705	374,351
Singapore Telecommunications Ltd.	89,900	168,337
Spark New Zealand Ltd.	21,511	70,550
Swisscom AG	279	167,735
Telecom Italia SpA (a)	90,498	29,411
Telefonica Brasil SA	8,287	91,168
Telefonica SA	50,297	196,351
Telekom Malaysia Bhd.	30,997	37,439
Telenor ASA	6,887	79,071
Telia Co. AB	27,546	70,328
Telkom Indonesia Persero Tbk. PT	807,600	207,185
Telstra Group Ltd.	41,248	111,456
TELUS Corp.	4,321	77,271
True Corp. PCL NVDR	169,442	25,069
		4,654,584
Interactive Home Entertainment - 0.1%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	3,000	7,925
Bilibili, Inc., Class Z (a)	4,060	48,667
Capcom Co. Ltd.	2,000	64,633
CD Projekt SA	1,255	36,703
Kingsoft Corp. Ltd.	19,200	59,258
Koei Tecmo Holdings Co. Ltd.	1,680	19,168
Konami Group Corp.	1,000	52,369
Krafton, Inc. (a)	416	62,534
NCSoft Corp.	236	44,070
NetEase, Inc.	32,970	593,655
Netmarble Corp. (a)(f)	299	13,489
Nexon Co. Ltd.	3,500	63,791
Nintendo Co. Ltd.	10,733	560,251
Pearl Abyss Corp. (a)	358	10,771
Perfect World Co. Ltd., Class A	3,300	5,487
Sea Ltd. ADR (a)	4,000	162,000
Square Enix Holdings Co. Ltd.	800	28,730

See Notes to Schedule of Investments and Notes to Financial Statements.
60	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
Zhejiang Century Huatong Group Co. Ltd., Class A (a)	8,600	$ 6,232
		1,839,733
Interactive Media & Services - 0.5%
Adevinta ASA (a)	3,944	43,651
Auto Trader Group PLC (f)	9,299	85,517
Autohome, Inc. ADR	1,200	33,672
Baidu, Inc., Class A (a)	38,750	576,147
CAR Group Ltd.	4,038	85,801
Grindr, Inc. (a)	2,308	20,264
Info Edge India Ltd.	1,004	62,018
JOYY, Inc. ADR	900	35,730
Kakao Corp.	5,386	227,083
Kanzhun Ltd. ADR	4,000	66,440
Kuaishou Technology (a)(f)	38,600	261,748
LY Corp.	27,196	96,396
NAVER Corp. (a)	2,282	396,900
REA Group Ltd.	607	75,030
Scout24 SE (f)	860	60,952
SEEK Ltd.	3,876	70,695
Tencent Holdings Ltd.	114,075	4,289,198
VK IPJSC GDR (a)(d)**	1,600	—
Weibo Corp. ADR	700	7,665
Yandex NV, Class A (a)(d)**	5,562	—
		6,494,907
Internet Services & Infrastructure - 0.1%
GDS Holdings Ltd., Class A (a)	7,800	9,050
Shopify, Inc., Class A (a)	12,459	974,723
Wix.com Ltd. (a)	632	77,749
		1,061,522
Investment Banking & Brokerage - 0.1%
China Galaxy Securities Co. Ltd., Class A	2,700	4,569
China Galaxy Securities Co. Ltd., Class H	58,500	30,941
China International Capital Corp. Ltd., Class A	1,200	6,412
China International Capital Corp. Ltd., Class H (f)	25,200	36,984
China Merchants Securities Co. Ltd., Class A	10,800	20,688
CITIC Securities Co. Ltd., Class A	16,990	48,604
CITIC Securities Co. Ltd., Class H	30,425	62,108
CSC Financial Co. Ltd., Class A	4,000	13,291
Daiwa Securities Group, Inc.	13,600	91,557
Everbright Securities Co. Ltd., Class A	3,600	7,796
Founder Securities Co. Ltd., Class A	17,500	19,809
	Number of Shares	Fair Value
Futu Holdings Ltd. ADR (a)	600	$ 32,778
GF Securities Co. Ltd., Class A	3,200	6,422
GF Securities Co. Ltd., Class H	14,200	16,985
Guosen Securities Co. Ltd., Class A	6,800	8,156
Guotai Junan Securities Co. Ltd., Class A	4,100	8,568
Haitong Securities Co. Ltd., Class A	14,800	19,475
Haitong Securities Co. Ltd., Class H	51,200	27,342
Huatai Securities Co. Ltd., Class A	4,600	9,012
Huatai Securities Co. Ltd., Class H (f)	20,000	25,254
Industrial Securities Co. Ltd., Class A	7,500	6,183
Korea Investment Holdings Co. Ltd.	725	34,508
NH Investment & Securities Co. Ltd.	1,122	8,999
Nomura Holdings, Inc.	30,700	138,866
Orient Securities Co. Ltd., Class A	8,192	10,009
Samsung Securities Co. Ltd. (a)	1,085	32,435
SBI Holdings, Inc.	2,800	62,999
SDIC Capital Co. Ltd., Class A	14,100	13,346
Shenwan Hongyuan Group Co. Ltd., Class A	13,700	8,543
SooChow Securities Co. Ltd., Class A	2,100	2,156
XP, Inc., Class A	3,400	88,638
Zheshang Securities Co. Ltd., Class A	4,800	7,031
Zhongtai Securities Co. Ltd., Class A	7,200	6,937
		917,401
IT Consulting & Other Services - 0.3%
Arabian Internet & Communications Services Co.	348	32,127
Bechtle AG	751	37,655
Capgemini SE	1,612	336,106
CGI, Inc. (a)	2,150	231,452
Chinasoft International Ltd.	50,000	38,355
Elm Co.	442	96,061
Fujitsu Ltd.	1,800	271,634
HCL Technologies Ltd.	16,443	289,701
Infosys Ltd.	57,613	1,068,226
LTIMindtree Ltd. (f)	1,690	127,845
Mphasis Ltd.	1,610	53,008
NEC Corp.	2,540	150,440
Nomura Research Institute Ltd.	3,960	115,193

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	61

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
NTT Data Group Corp.	6,400	$ 90,748
Obic Co. Ltd.	700	120,631
Otsuka Corp.	1,300	53,603
Persistent Systems Ltd.	652	57,898
Posco DX Co. Ltd.	511	29,440
Samsung SDS Co. Ltd.	758	100,054
SCSK Corp.	1,400	27,766
Tata Consultancy Services Ltd.	15,701	715,749
Tech Mahindra Ltd.	10,020	153,243
TIS, Inc.	2,500	55,097
Wipro Ltd.	20,107	113,881
		4,365,913
Leisure Facilities - 0.0%*
Oriental Land Co. Ltd.	11,300	420,884
Songcheng Performance Development Co. Ltd., Class A	2,387	3,309
		424,193
Leisure Products - 0.0%*
Bandai Namco Holdings, Inc.	6,100	122,299
Giant Manufacturing Co. Ltd.	108	647
Shimano, Inc.	752	116,470
Yamaha Corp.	1,600	36,964
		276,380
Life & Health Insurance - 0.4%
Aegon Ltd.	17,866	103,573
AIA Group Ltd.	118,789	1,035,223
Bupa Arabia for Cooperative Insurance Co.	1,424	80,959
Cathay Financial Holding Co. Ltd.	162,529	242,280
China Development Financial Holding Corp. (a)	282,120	115,365
China Life Insurance Co. Ltd., Class A	3,900	15,527
China Life Insurance Co. Ltd., Class H	132,000	171,074
China Taiping Insurance Holdings Co. Ltd.	27,200	23,408
Dai-ichi Life Holdings, Inc.	9,700	205,862
Discovery Ltd.	10,152	79,762
Fubon Financial Holding Co. Ltd.	134,131	283,205
Great-West Lifeco, Inc.	2,840	94,466
HDFC Life Insurance Co. Ltd. (f)	16,695	129,746
iA Financial Corp., Inc.	1,027	70,354
ICICI Prudential Life Insurance Co. Ltd. (f)	4,451	28,608
Japan Post Holdings Co. Ltd.	21,300	190,292
Japan Post Insurance Co. Ltd.	1,700	30,194
Legal & General Group PLC	61,436	196,658
	Number of Shares	Fair Value
Manulife Financial Corp.	18,768	$ 416,750
Medibank Pvt Ltd.	32,029	77,804
New China Life Insurance Co. Ltd., Class A	1,600	6,995
New China Life Insurance Co. Ltd., Class H	13,500	26,313
NN Group NV	2,896	114,367
Old Mutual Ltd.	70,305	50,208
Phoenix Group Holdings PLC	8,613	58,764
Ping An Insurance Group Co. of China Ltd., Class A	13,200	74,707
Ping An Insurance Group Co. of China Ltd., Class H	112,500	509,298
Poste Italiane SpA (f)	6,096	69,191
Power Corp. of Canada	5,910	169,824
Prudential PLC	28,405	321,261
Samsung Life Insurance Co. Ltd. (a)	1,535	82,358
Sanlam Ltd.	30,436	121,162
SBI Life Insurance Co. Ltd. (f)	7,931	136,539
Shin Kong Financial Holding Co. Ltd. (a)	249,263	71,878
Sun Life Financial, Inc.	6,055	315,562
Swiss Life Holding AG	303	210,244
T&D Holdings, Inc.	5,100	81,051
		6,010,832
Life Sciences Tools & Services - 0.1%
Bachem Holding AG	379	29,270
Divi's Laboratories Ltd.	2,209	103,633
Eurofins Scientific SE	1,370	89,259
Genscript Biotech Corp. (a)	18,000	45,781
Hangzhou Tigermed Consulting Co. Ltd., Class A	500	3,860
Lonza Group AG	768	322,749
Pharmaron Beijing Co. Ltd., Class A	675	2,747
Samsung Biologics Co. Ltd. (a)(f)	288	169,951
Sartorius Stedim Biotech	323	85,454
WuXi AppTec Co. Ltd., Class A	3,420	34,946
WuXi AppTec Co. Ltd., Class H (f)	6,008	61,130
Wuxi Biologics Cayman, Inc. (a)(f)	68,500	259,664
		1,208,444
Managed Healthcare - 0.0%*
Hapvida Participacoes e Investimentos SA (a)(f)	98,440	90,180
Marine Ports & Services - 0.0%*
Adani Ports & Special Economic Zone Ltd.	9,161	112,771

See Notes to Schedule of Investments and Notes to Financial Statements.
62	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
China Merchants Port Holdings Co. Ltd.	24,353	$ 33,184
COSCO SHIPPING Ports Ltd.	19,404	14,015
International Container Terminal Services, Inc.	20,480	91,277
Shanghai International Port Group Co. Ltd., Class A	3,100	2,133
		253,380
Marine Transportation - 0.1%
AP Moller - Maersk AS, Class A	31	55,033
AP Moller - Maersk AS, Class B	49	88,149
Cia Sud Americana de Vapores SA	285,714	17,700
COSCO SHIPPING Holdings Co. Ltd., Class A	8,910	11,987
COSCO SHIPPING Holdings Co. Ltd., Class H	49,682	49,946
Costamare, Inc.	2,439	25,390
Evergreen Marine Corp. Taiwan Ltd.	20,400	95,385
Golden Ocean Group Ltd.	6,020	58,755
Himalaya Shipping Ltd.	448	3,028
HMM Co. Ltd.	3,879	58,973
Kawasaki Kisen Kaisha Ltd.	1,600	68,662
Kuehne & Nagel International AG	583	200,741
MISC Bhd.	22,675	35,974
Mitsui OSK Lines Ltd.	3,500	112,140
Nippon Yusen KK	5,000	155,022
Orient Overseas International Ltd.	3,000	41,877
Safe Bulkers, Inc.	3,509	13,790
SITC International Holdings Co. Ltd.	12,000	20,716
Wan Hai Lines Ltd.	20,670	37,042
Yang Ming Marine Transport Corp.	26,000	43,460
		1,193,770
Metal, Glass & Plastic Containers - 0.0%*
CCL Industries, Inc., Class B	1,508	68,149
Motorcycle Manufacturers - 0.0%*
Bajaj Auto Ltd.	1,340	109,457
Eicher Motors Ltd.	2,553	127,122
Hero MotoCorp Ltd.	1,715	85,314
Livewire Group, Inc.	703	7,951
TVS Motor Co. Ltd.	4,559	110,987
Yadea Group Holdings Ltd. (f)	26,000	45,683
Yamaha Motor Co. Ltd.	10,200	91,126
		577,640
	Number of Shares	Fair Value
Movies & Entertainment - 0.0%*
Beijing Enlight Media Co. Ltd., Class A	5,600	$ 6,410
Bollore SE	6,773	42,310
China Ruyi Holdings Ltd. (a)	104,000	23,041
HYBE Co. Ltd. (a)	282	51,127
iQIYI, Inc. ADR (a)	6,500	31,720
JYP Entertainment Corp.	521	40,979
Mango Excellent Media Co. Ltd., Class A	1,600	5,662
Tencent Music Entertainment Group ADR (a)	13,500	121,635
Toho Co. Ltd.	1,000	33,828
Universal Music Group N.V.	8,438	240,576
		597,288
Multi-Family Residential REITs - 0.0%*
Canadian Apartment Properties REIT	740	27,387
Multi-Line Insurance - 0.3%
Ageas SA (b)	1,617	70,216
Allianz SE	4,178	1,116,654
ASR Nederland NV	1,607	75,800
Assicurazioni Generali SpA	10,429	220,097
Aviva PLC	29,860	165,471
AXA S.A.	18,662	607,936
Baloise Holding AG	463	72,504
BB Seguridade Participacoes SA	12,903	89,383
China Pacific Insurance Group Co. Ltd., Class A	7,800	26,049
China Pacific Insurance Group Co. Ltd., Class H	47,289	95,443
Co. for Cooperative Insurance	1,369	47,605
Gjensidige Forsikring ASA	1,807	33,362
Helvetia Holding AG	434	59,764
Powszechny Zaklad Ubezpieczen SA	10,489	126,089
Talanx AG (a)	719	51,348
ZhongAn Online P&C Insurance Co. Ltd., Class H (a)(f)	10,400	23,761
Zurich Insurance Group AG	1,515	791,296
		3,672,778
Multi-Sector Holdings - 0.1%
Bajaj Holdings & Investment Ltd.	380	35,047
Eurazeo SE	390	30,954
EXOR NV	1,030	102,970
Groupe Bruxelles Lambert NV	963	75,762
Industrivarden AB, Class A	1,183	38,608
Industrivarden AB, Class C	1,759	57,302
Investor AB, Class B	17,874	414,134

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	63

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
L E Lundbergforetagen AB, Class B	688	$ 37,425
Remgro Ltd.	10,069	89,461
Sofina SA	140	34,858
Washington H Soul Pattinson & Co. Ltd.	2,691	60,172
		976,693
Multi-Utilities - 0.1%
Algonquin Power & Utilities Corp.	6,033	38,250
Canadian Utilities Ltd., Class A	1,185	28,659
Centrica PLC	55,892	100,215
E.ON SE	23,160	310,842
Engie SA	18,847	331,402
National Grid PLC	38,130	514,274
Power & Water Utility Co. for Jubail & Yanbu	1,409	23,558
Qatar Electricity & Water Co. QSC	10,231	50,804
Sembcorp Industries Ltd.	11,200	45,085
Veolia Environnement SA	6,995	220,684
		1,663,773
Office REITs - 0.0%*
Dexus	12,387	64,913
Gecina SA	527	64,095
Japan Real Estate Investment Corp.	15	62,137
Nippon Building Fund, Inc.	15	65,009
		256,154
Office Services & Supplies - 0.0%*
Shanghai M&G Stationery, Inc., Class A	1,000	5,273
Oil & Gas Drilling - 0.0%*
Borr Drilling Ltd. (a)	10,803	79,510
China Oilfield Services Ltd., Class H	32,000	32,703
Seadrill Ltd. (a)	2,498	118,105
		230,318
Oil & Gas Equipment & Services - 0.0%*
Dialog Group Bhd.	82,900	37,346
Offshore Oil Engineering Co. Ltd., Class A	2,700	2,252
TechnipFMC PLC	4,400	88,616
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	500	1,974
		130,188
Oil & Gas Exploration & Production - 0.2%
Aker BP ASA	3,214	93,518
	Number of Shares	Fair Value
ARC Resources Ltd.	6,168	$ 92,010
Canadian Natural Resources Ltd.	11,286	743,013
Inpex Corp.	9,900	133,739
Kosmos Energy Ltd. (a)	22,646	151,955
MEG Energy Corp. (a)	3,200	57,443
PRIO SA	14,200	134,616
PTT Exploration & Production PCL NVDR	23,899	104,677
Santos Ltd.	35,036	181,692
Tatneft PJSC ADR (a)(d)**	3,383	—
Tatneft PJSC (d)**	4,926	—
Tourmaline Oil Corp.	3,310	149,585
Woodside Energy Group Ltd.	19,609	415,589
		2,257,837
Oil & Gas Refining & Marketing - 0.2%
Ampol Ltd.	2,732	67,390
Bharat Petroleum Corp. Ltd.	12,398	67,142
Cosan SA	23,236	92,607
Empresas Copec SA	4,726	34,689
ENEOS Holdings, Inc.	29,400	116,866
Formosa Petrochemical Corp.	22,000	57,848
HD Hyundai Co. Ltd.	934	45,906
Hindustan Petroleum Corp. Ltd. (a)	6,936	33,249
Idemitsu Kosan Co. Ltd.	11,000	59,884
Indian Oil Corp. Ltd.	43,439	67,784
Motor Oil Hellas Corinth Refineries SA	1,609	42,231
Neste OYJ	4,342	154,492
ORLEN SA	10,448	174,034
Parkland Corp.	1,652	53,509
Petronas Dagangan Bhd.	7,200	34,222
Qatar Fuel QSC	13,273	59,603
Rabigh Refining & Petrochemical Co. (a)	5,905	16,408
Reliance Industries Ltd.	52,830	1,641,110
SK Innovation Co. Ltd. (a)	1,093	119,068
S-Oil Corp.	757	40,909
Thai Oil PCL NVDR	14,966	23,568
Turkiye Petrol Rafinerileri AS	18,260	88,413
		3,090,932
Oil & Gas Storage & Transportation - 0.2%
Ardmore Shipping Corp.	2,067	29,124
China Merchants Energy Shipping Co. Ltd., Class A	10,900	9,001
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	3,600	6,188
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	18,000	16,989
Enbridge, Inc.	22,002	795,916

See Notes to Schedule of Investments and Notes to Financial Statements.
64	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
FLEX LNG Ltd. (a)	1,448	$ 42,079
Golar LNG Ltd.	4,819	110,789
Keyera Corp.	2,674	64,954
Pembina Pipeline Corp.	5,644	195,267
Petronet LNG Ltd.	11,737	31,404
Qatar Gas Transport Co. Ltd.	42,816	40,687
Scorpio Tankers, Inc.	2,304	140,083
SFL Corp. Ltd.	5,652	63,755
TC Energy Corp.	10,629	417,228
Teekay Corp. (a)	3,391	24,246
Teekay Tankers Ltd., Class A	1,171	58,515
Ultrapar Participacoes SA	10,900	59,486
		2,105,711
Other Specialty Retail - 0.0%*
Avolta AG (a)	1,128	44,335
China Tourism Group Duty Free Corp. Ltd., Class A	2,100	24,682
China Tourism Group Duty Free Corp. Ltd., Class H (f)	2,200	21,595
Chow Tai Fook Jewellery Group Ltd.	42,800	63,691
Hotel Shilla Co. Ltd.	673	34,175
Jarir Marketing Co.	9,820	40,956
JD Sports Fashion PLC	29,680	62,789
Jumbo SA	1,720	47,728
Pop Mart International Group Ltd. (f)	7,200	18,672
		358,623
Packaged Foods & Meats - 0.3%
Ajinomoto Co., Inc.	4,510	174,028
Almarai Co. JSC	4,680	70,138
Angel Yeast Co. Ltd., Class A	500	2,470
Associated British Foods PLC	3,517	106,124
Barry Callebaut AG	42	70,811
Britannia Industries Ltd.	1,532	98,283
Charoen Pokphand Foods PCL NVDR	53,869	30,933
China Feihe Ltd. (f)	58,568	32,027
China Huishan Dairy Holdings Co. Ltd. (d)**	55,000	—
China Mengniu Dairy Co. Ltd.	58,000	155,983
Chocoladefabriken Lindt & Spruengli AG	11	241,075
CJ CheilJedang Corp.	103	25,912
Danone SA	6,652	431,188
Forafric Global PLC	183	1,938
Foshan Haitian Flavouring & Food Co. Ltd., Class A	3,484	18,568
Gruma SAB de CV, Class B	3,010	55,303
Grupo Bimbo SAB de CV	22,781	115,624
Guangdong Haid Group Co. Ltd., Class A	1,000	6,307
	Number of Shares	Fair Value
Henan Shuanghui Investment & Development Co. Ltd., Class A	3,185	$ 11,947
Indofood CBP Sukses Makmur Tbk. PT	55,000	37,775
Indofood Sukses Makmur Tbk. PT	65,636	27,496
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	7,700	28,927
JDE Peet's NV	1,022	27,501
Kerry Group PLC, Class A	1,631	141,721
Kikkoman Corp.	1,400	85,740
Lotus Bakeries NV	5	45,456
Marico Ltd.	7,717	50,866
MEIJI Holdings Co. Ltd.	2,500	59,388
Mowi ASA	5,096	91,325
Muyuan Foods Co. Ltd., Class A	8,020	46,381
Nestle India Ltd.	562	179,515
Nestle Malaysia Bhd.	1,639	41,947
Nissin Foods Holdings Co. Ltd.	2,100	73,302
Orion Corp.	377	33,985
Orkla ASA	7,604	59,031
PPB Group Bhd.	10,487	33,047
QL Resources Bhd.	12,588	15,643
Salmar ASA	662	37,103
Saputo, Inc.	2,900	59,007
Savola Group	3,340	33,266
SunOpta, Inc. (a)	4,573	25,014
Tata Consumer Products Ltd.	9,992	130,499
Tingyi Cayman Islands Holding Corp.	30,000	36,575
Uni-President China Holdings Ltd.	28,000	19,901
Uni-President Enterprises Corp.	84,000	203,907
Universal Robina Corp.	14,460	30,865
Want Want China Holdings Ltd.	77,000	46,544
Wens Foodstuffs Group Co. Ltd., Class A	8,800	24,791
WH Group Ltd. (f)	95,166	61,425
Yakult Honsha Co. Ltd.	3,000	67,393
Yihai Kerry Arawana Holdings Co. Ltd., Class A	1,000	4,688
		3,508,683
Paper & Plastic Packaging Products & Materials - 0.0%*
Klabin SA	11,900	54,434
SCG Packaging PCL NVDR	32,842	34,639
SIG Group AG	3,094	71,132
Smurfit Kappa Group PLC	2,654	105,191
		265,396

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	65

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
Paper Products - 0.1%
Empresas CMPC SA	23,491	$ 45,729
Holmen AB, Class B	854	36,074
Indah Kiat Pulp & Paper Tbk. PT	60,500	32,712
Mondi PLC	4,940	96,824
Nine Dragons Paper Holdings Ltd. (a)	35,310	17,409
Oji Holdings Corp.	9,700	37,361
Stora Enso OYJ, R Shares	5,897	81,589
Suzano SA	14,700	168,347
UPM-Kymmene OYJ	5,488	206,483
		722,528
Passenger Airlines - 0.1%
Air Canada (a)	1,577	22,353
Air China Ltd., Class A (a)	12,700	13,091
Air China Ltd., Class H (a)	46,000	29,101
ANA Holdings, Inc. (a)	1,500	32,558
China Airlines Ltd.	64,000	45,148
China Eastern Airlines Corp. Ltd., Class A (a)	12,400	6,757
China Southern Airlines Co. Ltd., Class A (a)	11,600	9,384
China Southern Airlines Co. Ltd., Class H (a)	20,000	8,478
Deutsche Lufthansa AG (a)	6,882	61,183
Eva Airways Corp.	42,000	43,039
Hainan Airlines Holding Co. Ltd., Class A A Shares (a)	102,200	19,663
InterGlobe Aviation Ltd. (a)(f)	2,354	83,935
Japan Airlines Co. Ltd.	1,314	25,864
Korean Air Lines Co. Ltd.	3,905	72,466
Latam Airlines Group SA	2,068,675	22,622
Pegasus Hava Tasimaciligi AS (a)	685	15,064
Qantas Airways Ltd. (a)	7,630	27,958
Singapore Airlines Ltd.	15,100	75,094
Turk Hava Yollari AO (a)	10,174	78,749
		692,507
Passenger Ground Transportation - 0.0%*
Grab Holdings Ltd., Class A (a)	21,800	73,466
Localiza Rent a Car SA	15,865	207,719
		281,185
Personal Care Products - 0.3%
Amorepacific Corp.	448	50,439
Beiersdorf AG	1,033	154,848
By-health Co. Ltd., Class A	1,000	2,392
Colgate-Palmolive India Ltd.	1,671	50,798
Dabur India Ltd.	8,965	60,030
Godrej Consumer Products Ltd.	6,154	83,657
	Number of Shares	Fair Value
Hengan International Group Co. Ltd.	9,980	$ 37,128
Hindustan Unilever Ltd.	14,270	456,830
Kao Corp.	4,800	197,475
Kose Corp.	300	22,503
LG H&H Co. Ltd.	193	53,199
L'Oreal SA	2,499	1,244,029
Natura & Co. Holding SA (a)	18,400	63,977
Shiseido Co. Ltd.	4,400	132,705
Unilever PLC	25,905	1,254,900
		3,864,910
Pharmaceuticals - 0.9%
Aspen Pharmacare Holdings Ltd.	5,616	62,494
Astellas Pharma, Inc.	18,600	222,440
AstraZeneca PLC	16,067	2,171,114
Asymchem Laboratories Tianjin Co. Ltd., Class A	232	3,783
Aurobindo Pharma Ltd.	5,378	70,058
Bayer AG	10,141	376,732
Beijing Tongrentang Co. Ltd., Class A	1,700	12,820
Betta Pharmaceuticals Co. Ltd., Class A	600	4,344
Celltrion Pharm, Inc. (a)	237	16,967
Changchun High & New Technology Industry Group, Inc., Class A	300	6,143
China Medical System Holdings Ltd.	24,000	42,538
China Resources Pharmaceutical Group Ltd. (f)	17,000	11,168
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	1,600	11,174
China Traditional Chinese Medicine Holdings Co. Ltd.	82,000	41,270
Chugai Pharmaceutical Co. Ltd.	6,900	261,454
Cipla Ltd.	9,524	142,642
CSPC Pharmaceutical Group Ltd.	142,000	132,024
Daiichi Sankyo Co. Ltd.	19,114	524,964
Dong-E-E-Jiao Co. Ltd., Class A	400	2,770
Dr Reddy's Laboratories Ltd.	1,942	135,308
Eisai Co. Ltd.	2,600	130,055
Hanmi Pharm Co. Ltd. (a)	85	23,265
Hansoh Pharmaceutical Group Co. Ltd. (f)	28,000	56,512
Hikma Pharmaceuticals PLC	1,524	34,757
Humanwell Healthcare Group Co. Ltd., Class A	2,200	7,681
Hypera SA	6,200	45,629
Ipsen SA	432	51,491

See Notes to Schedule of Investments and Notes to Financial Statements.
66	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	6,820	$ 43,321
Kalbe Farma Tbk. PT	246,000	25,723
Kyowa Kirin Co. Ltd.	3,100	52,114
Lupin Ltd.	4,071	64,722
Merck KGaA	1,329	211,550
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	520	1,095
Novartis AG	21,248	2,142,598
Novo Nordisk AS, Class B	33,840	3,500,664
Ono Pharmaceutical Co. Ltd.	3,900	69,601
Orion OYJ, Class B	990	42,946
Otsuka Holdings Co. Ltd.	4,300	161,319
Recordati Industria Chimica e Farmaceutica SpA	1,199	64,674
Richter Gedeon Nyrt	2,786	70,454
Sandoz Group AG (a)	4,190	134,713
Scilex Holding Co. (a)	1,832	3,737
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,500	5,273
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	13,500	29,391
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	3,300	10,692
Shionogi & Co. Ltd.	2,700	130,193
Sino Biopharmaceutical Ltd.	153,000	67,991
SK Biopharmaceuticals Co. Ltd. (a)	382	29,779
Sun Pharmaceutical Industries Ltd.	16,901	255,799
Takeda Pharmaceutical Co. Ltd.	16,311	469,037
Teva Pharmaceutical Industries Ltd. ADR (a)	11,400	119,016
Torrent Pharmaceuticals Ltd.	2,014	55,801
UCB SA	1,290	112,432
Yuhan Corp.	928	49,574
Yunnan Baiyao Group Co. Ltd., Class A	1,400	9,663
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	1,000	33,984
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	2,600	5,357
Zhejiang NHU Co. Ltd., Class A	2,592	6,174
		12,580,984
Precious Metals & Minerals - 0.0%*
Alrosa PJSC (a)(d)**	46,308	—
Anglo American Platinum Ltd.	878	46,283
Impala Platinum Holdings Ltd.	16,740	83,547
	Number of Shares	Fair Value
Industrias Penoles SAB de CV (a)	3,900	$ 57,169
Northam Platinum Holdings Ltd.	4,788	36,767
Sibanye Stillwater Ltd.	55,068	74,980
		298,746
Property & Casualty Insurance - 0.2%
Admiral Group PLC	2,650	90,671
DB Insurance Co. Ltd.	667	43,348
Fairfax Financial Holdings Ltd.	219	203,041
Fidelis Insurance Holdings Ltd.	779	9,870
ICICI Lombard General Insurance Co. Ltd. (f)	4,750	81,062
Insurance Australia Group Ltd.	24,822	95,865
Intact Financial Corp.	1,834	283,543
Kingsway Financial Services, Inc. (a)	371	3,116
MS&AD Insurance Group Holdings, Inc.	4,400	173,091
OUTsurance Group Ltd.	11,894	27,447
People's Insurance Co. Group of China Ltd., Class A	10,900	7,409
People's Insurance Co. Group of China Ltd., Class H	134,000	41,186
PICC Property & Casualty Co. Ltd., Class H	130,000	154,497
QBE Insurance Group Ltd.	16,135	163,054
Sampo OYJ, A Shares	4,643	203,155
Samsung Fire & Marine Insurance Co. Ltd.	548	111,906
Sompo Holdings, Inc.	3,000	146,744
Suncorp Group Ltd.	12,983	122,696
Tokio Marine Holdings, Inc.	18,669	467,321
Tryg AS	3,540	77,060
		2,506,082
Publishing - 0.0%*
China Literature Ltd. (a)(f)	9,600	35,715
Saudi Research & Media Group (a)	633	28,831
		64,546
Rail Transportation - 0.2%
Aurizon Holdings Ltd.	16,912	43,852
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	56,100	38,762
BTS Group Holdings PCL NVDR	141,626	30,082
Canadian National Railway Co.	5,767	728,419
Canadian Pacific Kansas City Ltd.	9,640	766,463
Central Japan Railway Co.	7,400	188,123
Container Corp. of India Ltd.	4,866	50,269

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	67

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
Daqin Railway Co. Ltd., Class A	9,300	$ 9,417
East Japan Railway Co.	3,100	178,748
Hankyu Hanshin Holdings, Inc.	2,300	73,235
Keisei Electric Railway Co. Ltd.	1,500	70,904
Kintetsu Group Holdings Co. Ltd.	2,100	66,614
MTR Corp. Ltd.	18,114	70,289
Odakyu Electric Railway Co. Ltd.	3,400	51,875
Rumo SA	20,000	94,491
Tobu Railway Co. Ltd.	2,200	59,128
Tokyu Corp.	5,800	70,803
West Japan Railway Co.	2,200	91,773
		2,683,247
Real Estate Development - 0.1%
C&D International Investment Group Ltd.	15,531	33,097
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	11,200	14,990
China Overseas Land & Investment Ltd.	66,500	117,184
China Resources Land Ltd.	56,000	200,806
China Vanke Co. Ltd., Class A	12,500	18,362
China Vanke Co. Ltd., Class H	26,700	24,688
CK Asset Holdings Ltd.	20,086	100,834
Country Garden Holdings Co. Ltd. (a)	178,298	17,810
Dar Al Arkan Real Estate Development Co. (a)	8,773	32,565
Emaar Properties PJSC	111,427	240,284
Gemdale Corp., Class A	1,500	918
Godrej Properties Ltd. (a)	1,425	34,478
Greentown China Holdings Ltd.	24,000	24,435
Henderson Land Development Co. Ltd.	17,000	52,359
Land & Houses PCL NVDR	150,488	35,933
Longfor Group Holdings Ltd. (f)	28,337	45,362
Macrotech Developers Ltd. (f)	1,871	23,014
Poly Developments & Holdings Group Co. Ltd., Class A	14,400	20,021
Ruentex Development Co. Ltd.	26,550	32,657
Seazen Holdings Co. Ltd., Class A (a)	1,400	2,243
Shenzhen Overseas Chinese Town Co. Ltd., Class A (a)	7,300	3,188
Sino Land Co. Ltd.	41,480	45,100
Yuexiu Property Co. Ltd.	30,981	25,234
		1,145,562
	Number of Shares	Fair Value
Real Estate Operating Companies - 0.1%
Azrieli Group Ltd.	375	$ 24,390
CapitaLand Investment Ltd.	30,300	72,586
Central Pattana PCL NVDR	28,578	58,609
China Resources Mixc Lifestyle Services Ltd. (f)	13,000	46,366
Country Garden Services Holdings Co. Ltd.	31,715	27,416
Fastighets AB Balder, Class B (a)	5,889	41,793
Hang Lung Properties Ltd.	16,000	22,293
Hongkong Land Holdings Ltd.	12,600	43,848
Hulic Co. Ltd.	3,500	36,656
LEG Immobilien SE (a)	850	74,478
Mabanee Co. KPSC	7,478	20,517
NEPI Rockcastle NV	9,380	64,823
Sagax AB, Class B	2,171	59,758
SM Prime Holdings, Inc.	177,000	105,161
Swire Properties Ltd.	13,000	26,304
Swiss Prime Site AG	778	83,055
Vonovia SE	7,544	237,837
Wharf Real Estate Investment Co. Ltd.	19,000	64,237
		1,110,127
Real Estate Services - 0.0%*
China Overseas Property Holdings Ltd.	30,000	22,514
FirstService Corp.	406	66,091
KE Holdings, Inc. ADR	11,600	188,036
		276,641
Regional Banks - 0.1%
AU Small Finance Bank Ltd. (f)	3,332	31,529
Bandhan Bank Ltd. (f)	14,511	42,096
Bank of Chengdu Co. Ltd., Class A	400	633
Bank of Hangzhou Co. Ltd., Class A	5,547	7,798
Bank of Jiangsu Co. Ltd., Class A	21,100	19,824
Bank of Nanjing Co. Ltd., Class A	5,600	5,804
Bank of Ningbo Co. Ltd., Class A	10,156	28,683
Banque Cantonale Vaudoise	273	35,193
Chiba Bank Ltd.	4,900	35,400
Concordia Financial Group Ltd.	12,400	56,696
Dukhan Bank	39,437	43,293
First BanCorp	8,296	136,469
OFG Bancorp	2,299	86,166
Popular, Inc.	852	69,924
Resona Holdings, Inc.	21,700	110,285

See Notes to Schedule of Investments and Notes to Financial Statements.
68	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
Shizuoka Financial Group, Inc.	4,300	$ 36,448
		746,241
Reinsurance - 0.1%
Hannover Rueck SE	618	147,663
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,412	585,068
RenaissanceRe Holdings Ltd.	500	98,000
SiriusPoint Ltd. (a)	3,480	40,368
		871,099
Renewable Electricity - 0.0%*
Adani Green Energy Ltd. (a)	5,018	96,303
China Longyuan Power Group Corp. Ltd., Class H	73,000	55,344
China Three Gorges Renewables Group Co. Ltd., Class A	19,800	12,151
China Yangtze Power Co. Ltd., Class A	30,100	98,662
Corp. ACCIONA Energias Renovables SA	573	17,774
EDP Renovaveis SA	3,588	73,424
Energy Absolute PCL NVDR	24,620	31,918
Engie Brasil Energia SA	3,733	34,835
Meridian Energy Ltd.	11,830	41,495
Northland Power, Inc.	2,866	52,317
Sichuan Chuantou Energy Co. Ltd., Class A	7,500	15,926
		530,149
Research & Consulting Services - 0.1%
BayCurrent Consulting, Inc.	1,500	52,678
Bureau Veritas SA	2,983	75,361
Intertek Group PLC	1,639	88,716
RELX PLC	19,557	775,362
SGS SA	1,534	132,212
Thomson Reuters Corp.	1,641	241,097
Wolters Kluwer NV	2,566	364,804
		1,730,230
Restaurants - 0.2%
Americana Restaurants International PLC	42,922	36,579
Compass Group PLC	17,714	484,605
Delivery Hero SE (a)(f)	2,010	55,531
Haidilao International Holding Ltd. (f)	31,000	57,724
Jollibee Foods Corp.	10,340	46,943
Jubilant Foodworks Ltd.	7,860	53,372
McDonald's Holdings Co. Japan Ltd.	1,000	43,339
Meituan, Class B (a)(f)	86,107	903,133
	Number of Shares	Fair Value
Restaurant Brands International, Inc.	2,958	$ 232,248
Sodexo SA	901	99,151
Yum China Holdings, Inc.	7,500	318,225
Zensho Holdings Co. Ltd.	1,100	57,653
Zomato Ltd. (a)	73,205	108,822
		2,497,325
Retail REITs - 0.0%*
CapitaLand Integrated Commercial Trust	53,959	84,266
Japan Metropolitan Fund Invest	80	57,824
Klepierre SA	2,477	67,530
Link REIT	26,168	146,950
Mapletree Pan Asia Commercial Trust	21,046	25,049
RioCan Real Estate Investment Trust	1,503	21,224
Scentre Group	52,875	107,877
Unibail-Rodamco-Westfield (a)	1,200	88,708
Vicinity Ltd.	44,330	61,707
		661,135
Security & Alarm Services - 0.0%*
Secom Co. Ltd.	2,200	158,469
Securitas AB, Class B	4,497	43,989
		202,458
Semiconductor Materials & Equipment - 0.4%
Advanced Micro-Fabrication Equipment, Inc. China, Class A	339	7,313
Advantest Corp.	7,900	268,806
ASM International NV	484	251,259
ASML Holding N.V. (a)	4,180	3,147,707
BE Semiconductor Industries NV	787	118,624
Daqo New Energy Corp. ADR (a)	900	23,940
Disco Corp.	926	229,759
Flat Glass Group Co. Ltd., Class A	1,700	6,375
Flat Glass Group Co. Ltd., Class H	12,000	20,255
GCL Technology Holdings Ltd.	300,000	47,640
Globalwafers Co. Ltd.	3,000	57,379
Hangzhou First Applied Material Co. Ltd., Class A	1,372	4,676
Hanmi Semiconductor Co. Ltd.	989	47,381
Hoyuan Green Energy Co. Ltd., Class A	391	1,827
Kulicke & Soffa Industries, Inc.	2,678	146,540
Lasertec Corp.	738	194,577
NAURA Technology Group Co. Ltd., Class A	900	31,056

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	69

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
Shenzhen SC New Energy Technology Corp., Class A	100	$ 1,039
SUMCO Corp.	4,000	59,994
Suzhou Maxwell Technologies Co. Ltd., Class A	256	4,656
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	5,500	12,081
Tokyo Electron Ltd.	4,888	875,631
Xinjiang Daqo New Energy Co. Ltd., Class A	4,082	16,952
Xinyi Solar Holdings Ltd.	95,985	56,053
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	1,900	11,765
		5,643,285
Semiconductors - 1.0%
Alchip Technologies Ltd.	1,000	106,710
Allegro MicroSystems, Inc. (a)	700	21,189
ASE Technology Holding Co. Ltd.	55,000	241,931
Cambricon Technologies Corp. Ltd., Class A (a)	348	6,596
China Resources Microelectronics Ltd., Class A	1,955	12,270
eMemory Technology, Inc.	1,000	79,829
GigaDevice Semiconductor, Inc., Class A	560	7,266
Global Unichip Corp.	1,000	56,695
Hangzhou Silan Microelectronics Co. Ltd., Class A	1,100	3,527
Hua Hong Semiconductor Ltd. (a)(f)	10,000	24,179
Hygon Information Technology Co. Ltd., Class A	2,341	23,336
Inari Amertron Bhd.	56,500	37,011
indie Semiconductor, Inc., Class A (a)	7,501	60,833
Infineon Technologies AG	13,504	563,870
Ingenic Semiconductor Co. Ltd., Class A	600	5,447
JA Solar Technology Co. Ltd., Class A	4,268	12,419
JCET Group Co. Ltd., Class A	2,000	8,387
Jinko Solar Co. Ltd., Class A	15,683	19,514
LONGi Green Energy Technology Co. Ltd., Class A	7,836	25,201
MediaTek, Inc.	26,000	859,875
Montage Technology Co. Ltd., Class A	361	2,979
Nanya Technology Corp.	25,000	63,538
Novatek Microelectronics Corp.	8,886	149,690
	Number of Shares	Fair Value
Powerchip Semiconductor Manufacturing Corp.	45,000	$ 43,181
Realtek Semiconductor Corp.	9,040	138,882
Renesas Electronics Corp. (a)	15,100	273,017
Rohm Co. Ltd.	3,600	69,010
Sanan Optoelectronics Co. Ltd., Class A	10,900	21,201
SG Micro Corp., Class A	195	2,437
Silergy Corp.	4,888	79,634
SK Hynix, Inc.	9,475	1,041,007
StarPower Semiconductor Ltd., Class A	100	2,542
STMicroelectronics NV	7,054	352,558
Taiwan Semiconductor Manufacturing Co. Ltd.	421,557	8,145,299
Tianshui Huatian Technology Co. Ltd., Class A	700	838
Tongwei Co. Ltd., Class A	3,300	11,600
Trina Solar Co. Ltd., Class A	1,600	6,411
Unigroup Guoxin Microelectronics Co. Ltd., Class A (a)	419	3,969
United Microelectronics Corp.	203,000	347,919
Vanguard International Semiconductor Corp.	19,330	51,332
Will Semiconductor Co. Ltd. Shanghai, Class A	1,840	27,574
Winbond Electronics Corp.	48,889	48,506
		13,059,209
Silver - 0.0%*
Pan American Silver Corp.	4,251	69,732
Soft Drinks & Non-alcoholic Beverages - 0.1%
Arca Continental SAB de CV	9,100	99,633
Coca-Cola Europacific Partners PLC	2,100	140,154
Coca-Cola Femsa SAB de CV	9,865	93,771
Coca-Cola HBC AG	2,574	75,635
Fomento Economico Mexicano SAB de CV	34,500	450,235
Nongfu Spring Co. Ltd., Class H (f)	28,400	164,212
Osotspa PCL	21,800	14,051
Suntory Beverage & Food Ltd.	1,300	42,878
Varun Beverages Ltd.	8,265	122,852
		1,203,421
Specialized Consumer Services - 0.0%*
OneSpaWorld Holdings Ltd. (a)	4,156	58,600
Specialized Finance - 0.0%*
Banco Latinoamericano de Comercio Exterior SA	1,328	32,855
Chailease Holding Co. Ltd.	26,201	164,767

See Notes to Schedule of Investments and Notes to Financial Statements.
70	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
Far East Horizon Ltd.	23,000	$ 18,085
Mitsubishi HC Capital, Inc.	9,400	63,129
Power Finance Corp. Ltd.	21,986	101,087
REC Ltd.	20,073	99,589
		479,512
Specialty Chemicals - 0.3%
Akzo Nobel NV	1,747	144,389
Arkema SA	649	73,843
Asian Paints Ltd.	6,325	258,613
Chengxin Lithium Group Co. Ltd., Class A	500	1,597
Chr Hansen Holding AS	1,072	89,943
Clariant AG	1,965	28,997
Covestro AG (a)(f)	1,974	114,873
Croda International PLC	1,419	91,352
DSM-Firmenich AG	1,910	194,109
EMS-Chemie Holding AG	81	65,539
Evonik Industries AG	2,628	53,706
Ganfeng Lithium Group Co. Ltd., Class A	940	5,650
Ganfeng Lithium Group Co. Ltd., Class H (f)	5,840	22,063
Givaudan SA	95	393,251
Hoshine Silicon Industry Co. Ltd., Class A	200	1,432
JSR Corp.	2,061	58,769
Nippon Paint Holdings Co. Ltd.	9,600	77,628
Nitto Denko Corp.	1,600	119,733
Novozymes AS, Class B	2,088	114,822
Shanghai Putailai New Energy Technology Co. Ltd., Class A	1,798	5,285
Shenzhen Capchem Technology Co. Ltd., Class A	180	1,196
Shin-Etsu Chemical Co. Ltd.	18,812	789,549
Sika AG	1,575	512,181
SK IE Technology Co. Ltd. (a)(f)	583	35,716
Syensqo SA (a)	857	89,235
Symrise AG	1,362	149,912
Tianqi Lithium Corp., Class A	700	5,485
Umicore SA	2,417	66,481
Wacker Chemie AG	163	20,581
Wanhua Chemical Group Co. Ltd., Class A	3,300	35,602
		3,621,532
Steel - 0.2%
APL Apollo Tubes Ltd.	983	18,154
ArcelorMittal SA (a)	5,239	148,588
Baoshan Iron & Steel Co. Ltd., Class A	26,900	22,402
BlueScope Steel Ltd.	4,558	72,778
	Number of Shares	Fair Value
China Steel Corp.	205,000	$ 180,349
Cia Siderurgica Nacional SA	12,100	48,972
Eregli Demir ve Celik Fabrikalari TAS (a)	22,053	30,615
Fortescue Ltd.	17,464	345,818
Hyundai Steel Co.	1,347	38,175
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A (a)	42,400	8,694
JFE Holdings, Inc.	6,500	100,857
Jindal Steel & Power Ltd.	6,999	62,922
JSW Steel Ltd.	9,192	97,235
Kumba Iron Ore Ltd.	1,082	36,374
Nippon Steel Corp.	8,800	201,617
Novolipetsk Steel PJSC GDR (a)(d)**	2,290	—
Novolipetsk Steel PJSC (a)(d)**	4,980	—
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A (a)	10,100	4,652
POSCO Holdings, Inc.	1,221	473,553
Severstal PAO GDR (a)(d)**	3,070	—
Severstal PAO (a)(d)**	695	—
Shanxi Meijin Energy Co. Ltd., Class A (a)	3,500	3,274
Shanxi Taigang Stainless Steel Co. Ltd., Class A	6,700	3,510
Tata Steel Ltd.	119,022	199,672
Vale SA	57,740	917,640
voestalpine AG	1,054	33,252
YongXing Special Materials Technology Co. Ltd., Class A	260	1,906
		3,051,009
Systems Software - 0.0%*
360 Security Technology, Inc., Class A (a)	4,700	5,947
Check Point Software Technologies Ltd. (a)	959	146,525
Oracle Corp.	437	33,694
Sangfor Technologies, Inc., Class A (a)	300	3,046
Tata Elxsi Ltd.	550	57,856
TOTVS SA	9,138	63,377
Trend Micro, Inc. (a)	1,400	74,955
		385,400
Technology Distributors - 0.0%*
Synnex Technology International Corp.	21,178	48,442
Unisplendour Corp. Ltd., Class A (a)	3,100	8,424
WPG Holdings Ltd.	25,938	68,964
		125,830

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	71

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
Technology Hardware, Storage & Peripherals - 0.6%
Acer, Inc.	44,000	$ 77,131
Advantech Co. Ltd.	8,599	104,229
Asustek Computer, Inc.	12,053	192,240
Brother Industries Ltd.	2,100	33,523
Canon, Inc.	10,300	264,477
Catcher Technology Co. Ltd.	10,000	63,212
Compal Electronics, Inc.	84,225	109,362
CosmoAM&T Co. Ltd. (a)	420	48,036
FUJIFILM Holdings Corp.	3,815	229,284
Gigabyte Technology Co. Ltd.	9,000	78,005
IEIT Systems Co. Ltd., Class A	2,700	12,589
Inventec Corp.	51,249	88,169
Lenovo Group Ltd.	134,000	187,395
Lite-On Technology Corp.	34,693	132,258
Logitech International SA	1,686	159,776
Micro-Star International Co. Ltd.	14,000	93,058
Ninestar Corp., Class A	1,200	3,814
Pegatron Corp.	38,251	108,806
Quanta Computer, Inc.	47,507	347,512
Ricoh Co. Ltd.	6,300	48,396
Samsung Electronics Co. Ltd.	82,438	5,024,756
Seiko Epson Corp.	3,300	49,402
Shenzhen Transsion Holdings Co. Ltd., Class A	1,494	29,038
Wistron Corp.	45,000	144,572
Wiwynn Corp.	1,000	59,465
Xiaomi Corp., Class B (a)(f)	277,400	554,192
		8,242,697
Textiles - 0.0%*
Eclat Textile Co. Ltd.	3,000	54,936
Tires & Rubber - 0.1%
Balkrishna Industries Ltd.	1,229	37,935
Bridgestone Corp.	5,896	244,238
Cheng Shin Rubber Industry Co. Ltd.	20,000	29,260
Cie Generale des Etablissements Michelin SCA	6,987	250,533
Hankook Tire & Technology Co. Ltd.	1,305	46,003
MRF Ltd.	38	59,173
Sailun Group Co. Ltd., Class A	2,300	3,795
Shandong Linglong Tyre Co. Ltd., Class A	1,500	4,051
		674,988
Tobacco - 0.1%
British American Tobacco PLC	21,981	643,231
Imperial Brands PLC	8,756	201,644
ITC Ltd.	52,836	293,407
	Number of Shares	Fair Value
Japan Tobacco, Inc.	12,407	$ 320,780
KT&G Corp.	1,787	120,576
Smoore International Holdings Ltd. (f)	32,000	26,637
		1,606,275
Trading Companies & Distributors - 0.3%
Adani Enterprises Ltd.	2,913	99,731
AerCap Holdings NV (a)	2,066	153,545
Ashtead Group PLC	4,515	314,377
Beijer Ref AB	4,415	59,098
BOC Aviation Ltd. (f)	2,700	20,643
Brenntag SE	1,422	130,723
Bunzl PLC	3,460	140,705
Horizon Construction Development Ltd. (a)	852	501
IMCD NV	580	100,942
ITOCHU Corp.	12,309	503,518
Marubeni Corp.	14,700	232,366
Mitsubishi Corp.	35,646	569,785
Mitsui & Co. Ltd.	13,404	503,719
MonotaRO Co. Ltd.	2,300	25,116
Posco International Corp.	924	44,769
Reece Ltd.	2,523	38,546
Sumitomo Corp.	10,700	233,460
Textainer Group Holdings Ltd.	2,014	99,089
Toromont Industries Ltd.	831	73,168
Toyota Tsusho Corp.	2,200	129,647
		3,473,448
Transaction & Payment Processing Services - 0.1%
Adyen NV (a)(f)	224	288,665
Edenred SE	2,723	162,851
EVERTEC, Inc.	3,238	132,564
Kakaopay Corp. (a)	382	14,623
Nexi SpA (a)(f)	6,746	55,189
One 97 Communications Ltd.	2,136	16,311
Pagseguro Digital Ltd., Class A (a)	9,819	122,443
StoneCo Ltd., Class A (a)	14,094	254,115
Wise PLC, Class A (a)	7,088	78,973
Worldline SA (a)(f)	2,245	38,861
		1,164,595
Water Utilities - 0.0%*
Beijing Enterprises Water Group Ltd.	50,000	11,142
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	5,100	79,131
Consolidated Water Co. Ltd.	696	24,778
Guangdong Investment Ltd.	48,000	34,915
Severn Trent PLC	2,740	90,083

See Notes to Schedule of Investments and Notes to Financial Statements.
72	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
United Utilities Group PLC	6,946	$ 93,816
		333,865
Wireless Telecommunication Services - 0.3%
Advanced Info Service PCL NVDR	20,607	131,011
America Movil SAB de CV Series B	339,000	315,088
Axiata Group Bhd.	71,100	36,827
Bharti Airtel Ltd.	38,764	480,836
CELCOMDIGI Bhd.	67,400	59,846
China United Network Communications Ltd., Class A	33,400	20,545
Etihad Etisalat Co.	5,628	74,139
Far EasTone Telecommunications Co. Ltd.	28,000	72,804
Intouch Holdings PCL NVDR	5,700	11,940
Intouch Holdings PCL Series F	6,200	12,988
KDDI Corp.	15,457	491,844
Maxis Bhd.	49,300	41,307
Mobile Telecommunications Co. KSCP	33,002	54,457
Mobile Telecommunications Co. Saudi Arabia	8,107	30,526
Mobile TeleSystems PJSC ADR (a)(d)**	6,600	—
Mobile TeleSystems PJSC (d)**	3,970	—
MTN Group Ltd.	30,444	192,278
PLDT, Inc.	960	22,173
Rogers Communications, Inc., Class B	3,642	171,328
SoftBank Corp.	29,700	370,671
SoftBank Group Corp.	10,615	473,827
Taiwan Mobile Co. Ltd.	29,946	96,208
Tele2 AB, Class B	6,057	52,012
TELUS Corp.	560	10,023
TIM SA	17,500	64,595
Turkcell Iletisim Hizmetleri AS	18,021	34,231
Vodacom Group Ltd.	12,550	72,744
Vodafone Group PLC	236,727	206,900
		3,601,148
Total Common Stock (Cost $280,074,287)		297,205,219
Preferred Stock - 0.3%
Automobile Manufacturers - 0.0%*
Bayerische Motoren Werke AG 9.48%	676	67,170
Dr Ing hc F Porsche AG 1.26% (f)	1,162	102,560
Hyundai Motor Co. 2.63%	595	52,759
Hyundai Motor Co. 2.64%	529	46,620
	Number of Shares	Fair Value
Porsche Automobil Holding SE 5.54%	1,553	$ 79,463
Volkswagen AG 7.84%	2,125	262,437
		611,009
Commodity Chemicals - 0.0%*
LG Chem Ltd. 3.23%	89	21,492
Diversified Banks - 0.1%
Banco Bradesco SA 9.93%	94,721	333,247
Bancolombia SA 11.82%	7,637	58,983
Itau Unibanco Holding SA 3.70%	83,700	585,328
Itausa SA 5.41%	94,011	200,695
		1,178,253
Diversified Capital Markets - 0.0%*
Banco BTG Pactual SA 2.65%	4	8
Electric Utilities - 0.0%*
Centrais Eletricas Brasileiras SA 3.18%	3,000	29,014
Cia Energetica de Minas Gerais 11.24%	21,029	49,698
		78,712
Electrical Components & Equipment - 0.0%*
Sociedad Quimica y Minera de Chile SA 7.90%	2,544	153,377
Household Products - 0.0%*
Henkel AG & Co. KGaA 2.54%	1,733	139,480
Integrated Oil & Gas - 0.1%
Petroleo Brasileiro SA 8.49%	82,600	633,239
Surgutneftegas PJSC 1.45% (d)**	115,200	—
		633,239
Life Sciences Tools & Services - 0.0%*
Sartorius AG 0.43%	266	97,906
Steel - 0.0%*
Gerdau SA 13.67%	21,080	103,109
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co. Ltd. 2.32%	13,832	669,100
Total Preferred Stock (Cost $3,309,403)		3,685,685

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	73

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
Rights - 0.0%*
Passenger Ground Transportation - 0.0%*
Localiza Rent a Car SA (expiring 02/05/24) (a)	56	$ 230
Total Rights (Cost $0)		230
Warrants - 0.0% *
Application Software - 0.0%*
Constellation Software, Inc. (expiring 03/31/40) (d)**	238	—
Rail Transportation - 0.0%*
BTS Group Holdings PCL (expiring 11/07/24) (a)	9,760	14
BTS Group Holdings PCL (expiring 11/20/26) (a)	19,520	69
		83
Total Warrants (Cost $0)		83
Total Foreign Equity (Cost $283,383,690)		300,891,217
	Principal Amount
Bonds and Notes - 16.7%
U.S. Treasuries - 9.8%
U.S. Treasury Bonds
1.25% 05/15/50 (b)	$ 25,000	13,512
1.38% 08/15/50 (b)	500,000	279,297
1.63% 11/15/50 (b)	200,000	119,469
1.75% 08/15/41 (b)	500,000	348,281
1.88% 02/15/41 - 11/15/51 (b)	1,075,000	725,149
2.00% 02/15/50 - 08/15/51 (b)	700,000	459,563
2.25% 05/15/41 - 02/15/52 (b)	1,365,000	985,831
2.38% 11/15/49 - 05/15/51 (b)	665,000	477,094
2.50% 02/15/45 - 05/15/46 (b)	485,000	366,291
2.75% 11/15/42 - 11/15/47 (b)	675,000	531,105
2.88% 05/15/43 - 05/15/52 (b)	1,535,000	1,236,598
3.00% 11/15/44 - 08/15/52 (b)	2,350,000	1,928,496
3.13% 02/15/43 - 05/15/48 (b)	800,000	674,250
3.25% 05/15/42 (b)	500,000	439,453
3.38% 08/15/42 - 11/15/48 (b)	1,475,000	1,308,441
3.63% 02/15/44 (b)	140,000	128,428
3.63% 02/15/53 - 05/15/53	825,000	764,239
3.88% 02/15/43 - 05/15/43	450,000	429,911
	Principal Amount	Fair Value
4.00% 11/15/42 - 11/15/52 (b)	$ 625,000	$ 616,535
4.13% 08/15/53 (b)	400,000	405,437
4.25% 05/15/39 - 11/15/40 (b)	200,000	205,046
4.38% 02/15/38 - 08/15/43 (b)	650,000	669,226
4.50% 02/15/36 (b)	100,000	106,656
4.63% 02/15/40 (b)	100,000	107,109
4.75% 11/15/53 (b)	150,000	168,703
5.25% 02/15/29 (b)	200,000	211,906
5.50% 08/15/28 (b)	200,000	213,578
6.00% 02/15/26 (b)	427,000	440,477
6.13% 08/15/29 (b)	200,000	221,734
6.38% 08/15/27 (b)	200,000	215,578
7.63% 02/15/25 (b)	200,000	206,484
U.S. Treasury Inflation-Indexed Bonds
0.13% 02/15/51 - 02/15/52	1,844,835	1,142,446
0.25% 02/15/50	831,734	545,108
0.63% 02/15/43	809,629	634,795
0.75% 02/15/42 - 02/15/45	2,391,828	1,910,749
0.88% 02/15/47	752,002	595,022
1.00% 02/15/46 - 02/15/49	1,607,793	1,307,664
1.38% 02/15/44	1,254,152	1,124,449
1.50% 02/15/53	952,255	867,038
1.75% 01/15/28	771,036	767,109
2.00% 01/15/26	775,090	769,371
2.13% 02/15/40 - 02/15/41	1,229,273	1,267,116
2.38% 01/15/25 - 01/15/27	2,094,198	2,091,484
2.50% 01/15/29	644,873	667,492
3.38% 04/15/32	433,345	485,739
3.63% 04/15/28	1,008,208	1,081,246
3.88% 04/15/29	982,580	1,084,693
U.S. Treasury Inflation-Indexed Notes
0.13% 04/15/25 - 01/15/32	20,055,435	18,599,812
0.13% 01/15/31 (b)	2,310,673	2,064,420
0.25% 01/15/25 - 07/15/29	3,619,234	3,433,868
0.38% 07/15/25 - 07/15/27	6,200,030	5,938,118
0.50% 01/15/28	1,895,957	1,795,343
0.63% 01/15/26 - 07/15/32	4,730,360	4,434,380
0.75% 07/15/28	1,820,194	1,743,693
0.88% 01/15/29	1,425,645	1,365,823
1.13% 01/15/33	2,391,183	2,265,638
1.25% 04/15/28	2,302,831	2,244,666
1.38% 07/15/33	2,451,605	2,379,912
1.63% 10/15/27	2,362,906	2,345,779
2.38% 10/15/28	1,983,851	2,044,146
U.S. Treasury Notes
0.25% 05/31/25 - 09/30/25	1,600,000	1,497,356
0.38% 04/30/25 - 09/30/27	2,100,000	1,911,652
0.50% 03/31/25 - 05/31/27	1,350,000	1,249,098
0.63% 11/30/27 - 08/15/30	1,025,000	851,059
0.75% 03/31/26 - 08/31/26	1,500,000	1,382,949

See Notes to Schedule of Investments and Notes to Financial Statements.
74	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Principal Amount	Fair Value
0.88% 09/30/26	$ 500,000	$ 459,336
1.13% 01/15/25 - 02/15/31	1,700,000	1,514,692
1.25% 11/30/26 - 08/15/31	2,000,000	1,754,153
1.38% 01/31/25 - 11/15/31	1,850,000	1,658,047
1.50% 02/15/25 - 02/15/30	2,350,000	2,179,312
1.63% 02/15/26 - 08/15/29	300,000	277,282
1.75% 01/31/29 - 11/15/29	650,000	584,172
1.88% 06/30/26 - 02/15/32	1,600,000	1,459,257
2.00% 02/15/25 - 11/15/26	1,494,000	1,441,714
2.13% 05/15/25 - 05/31/26	600,000	579,535
2.25% 11/15/25 - 11/15/27	1,600,000	1,523,790
2.38% 05/15/27 - 05/15/29	1,400,000	1,313,402
2.63% 12/31/25 - 07/31/29	1,850,000	1,755,723
2.75% 02/28/25 - 08/15/32	1,550,000	1,472,270
2.88% 06/15/25 - 05/15/32	2,780,000	2,672,485
3.00% 09/30/25	300,000	293,121
3.13% 08/15/25 - 08/31/29	1,750,000	1,694,669
3.25% 06/30/27 - 06/30/29	650,000	633,098
3.38% 05/15/33	750,000	720,234
3.50% 09/15/25 - 02/15/33	3,075,000	3,012,533
3.63% 05/15/26 - 03/31/30	1,350,000	1,333,656
3.75% 05/31/30 - 06/30/30	900,000	892,320
3.88% 03/31/25 - 08/15/33	4,825,000	4,804,805
4.00% 12/15/25 - 02/28/30	2,250,000	2,251,139
4.13% 06/15/26 - 11/15/32	2,975,000	3,002,792
4.25% 05/31/25 - 12/31/25	1,000,000	997,710
4.38% 08/15/26 - 11/30/30	1,000,000	1,020,195
4.50% 11/15/33	600,000	630,375
4.63% 02/28/25 - 09/30/30	1,350,000	1,373,065
4.75% 07/31/25	500,000	502,305
4.88% 11/30/25 - 10/31/30	800,000	836,816
5.00% 08/31/25 - 10/31/25	850,000	858,922
		134,396,035
Agency Mortgage Backed - 3.3%
Federal Home Loan Banks
1.88% 09/11/26	500,000	471,315
3.25% 11/16/28	125,000	121,416
Federal Home Loan Mortgage Corp.
0.38% 09/23/25	250,000	233,415
1.50% 04/01/37 - 11/01/51	876,224	702,675
2.00% 01/01/37 - 03/01/52	1,833,131	1,516,509
2.50% 07/01/28 - 05/01/52	2,280,542	1,951,755
3.00% 07/01/30 - 06/01/51	1,661,133	1,519,041
3.50% 03/01/26 - 09/01/52	1,179,311	1,102,862
4.00% 06/01/42 - 08/01/48	379,031	366,382
4.50% 05/01/42 - 11/01/48	69,162	68,473
5.00% 10/01/52 - 07/01/53	506,072	502,091
5.50% 01/01/38 - 07/01/53	482,557	488,425
6.00% 06/01/37 - 11/01/53	191,915	199,286
6.25% 07/15/32	250,000	289,910
6.50% 10/01/53 - 12/01/53	391,125	403,366
	Principal Amount	Fair Value
Federal National Mortgage Association
0.50% 06/17/25	$ 275,000	$ 259,495
1.50% 04/01/36 - 03/01/51	1,348,473	1,146,644
2.00% 11/01/35 - 03/01/52	9,716,209	8,103,116
2.13% 04/24/26	200,000	190,982
2.50% 09/01/28 - 03/01/52	5,001,994	4,332,834
3.00% 04/01/30 - 05/01/52	3,023,926	2,753,983
3.50% 01/01/27 - 02/01/50	1,369,615	1,281,477
4.00% 10/01/41 - 10/01/52	1,541,773	1,479,477
4.50% 10/01/40 - 02/01/53	866,430	847,962
5.00% 12/01/39 - 02/01/53	593,727	590,127
5.50% 12/01/35 - 04/01/38	422,393	433,812
6.00% 03/01/34 - 07/01/53	655,713	684,974
Government National Mortgage Association
2.00% 10/20/50 - 04/20/52	2,226,902	1,884,959
2.50% 07/20/50 - 04/20/52	2,264,079	1,983,387
3.00% 10/15/42 - 12/20/50	1,520,979	1,392,651
3.50% 11/20/43 - 10/20/52	1,315,896	1,240,591
4.00% 12/20/40 - 10/20/52	793,411	768,578
4.50% 05/20/40 - 01/20/53	637,823	626,546
5.00% 08/15/41	441,048	449,889
Government National Mortgage Association, TBA
3.00% 01/20/54 (g)	150,000	135,685
5.00% 01/20/54 (g)	150,000	148,964
5.50% 01/20/54 (g)	500,000	503,025
6.00% 01/20/54 (g)	400,000	406,280
6.50% 01/20/54 (g)	250,000	255,767
Tennessee Valley Authority
3.50% 12/15/42	100,000	84,468
Uniform Mortgage-Backed Security, TBA
2.50% 01/01/39 - 01/01/54 (g)	450,000	389,927
3.00% 01/01/54 (g)	175,000	154,644
3.50% 01/01/54 (g)	300,000	274,990
4.00% 01/01/39 - 01/01/54 (g)	400,000	381,822
4.50% 01/01/54 (g)	600,000	581,689
5.00% 01/01/54 (g)	300,000	296,905
5.50% 01/01/54 (g)	375,000	376,789
6.00% 01/01/54 (g)	100,000	101,538
6.50% 01/01/54 (g)	150,000	153,666
		44,634,564
Agency Collateralized Mortgage Obligations - 0.1%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.48% 04/25/30	69,643	58,744
1.56% 04/25/30	40,000	33,866
1.87% 01/25/30	58,333	50,633
3.78% 08/25/28	156,369	153,647

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	75

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Principal Amount	Fair Value
3.90% 04/25/28	$ 100,000	$ 98,149
4.35% 01/25/33 (h)	100,000	99,200
4.41% 03/25/30	350,000	350,039
Federal National Mortgage Association-Aces
1.27% 07/25/30	80,000	65,843
1.46% 03/25/31 (h)	145,000	118,399
1.67% 10/25/31 (h)	100,000	81,999
3.06% 06/25/27 (h)	167,492	160,784
		1,271,303
Asset Backed - 0.1%
American Express Credit Account Master Trust
4.87% 05/15/28	100,000	100,648
Capital One Multi-Asset Execution Trust
3.49% 05/15/27	100,000	98,041
CarMax Auto Owner Trust
5.28% 05/15/28	36,000	36,369
Carvana Auto Receivables Trust
1.64% 12/10/27	150,000	138,963
Discover Card Execution Note Trust
1.03% 09/15/28	81,000	73,585
Honda Auto Receivables Owner Trust
5.41% 02/18/28	61,000	61,764
Toyota Auto Receivables Owner Trust
4.71% 02/15/28	100,000	99,882
Verizon Master Trust
1.53% 07/20/28	100,000	96,315
		705,567
Corporate Notes - 3.1%
3M Co.
3.38% 03/01/29	25,000	23,388
AbbVie, Inc.
2.95% 11/21/26	25,000	23,976
3.20% 05/14/26	50,000	48,515
4.25% 11/14/28 - 11/21/49	60,000	55,093
4.30% 05/14/36	50,000	47,941
4.85% 06/15/44	50,000	48,710
4.88% 11/14/48	25,000	24,448
Adobe, Inc.
3.25% 02/01/25	70,000	68,799
Advocate Health & Hospitals Corp.
3.39% 10/15/49	25,000	19,113
AEP Texas, Inc.
3.45% 05/15/51	35,000	25,113
	Principal Amount	Fair Value
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45% 04/03/26	$ 250,000	$ 245,480
Aflac, Inc.
2.88% 10/15/26	100,000	95,090
Agilent Technologies, Inc.
2.75% 09/15/29	25,000	22,880
Agree LP
4.80% 10/01/32	15,000	14,182
Air Lease Corp.
3.25% 10/01/29	100,000	90,452
Air Products & Chemicals, Inc.
2.05% 05/15/30	10,000	8,742
2.70% 05/15/40	25,000	19,094
Alabama Power Co.
3.45% 10/01/49	50,000	37,939
Albemarle Corp.
5.05% 06/01/32	25,000	24,411
Alexandria Real Estate Equities, Inc.
4.85% 04/15/49	50,000	44,327
Alibaba Group Holding Ltd.
4.00% 12/06/37	100,000	86,153
Allegion PLC
3.50% 10/01/29	15,000	13,869
Allina Health System
2.90% 11/15/51	10,000	6,773
Ally Financial, Inc.
8.00% 11/01/31	50,000	54,772
Alphabet, Inc.
0.80% 08/15/27	50,000	44,700
2.25% 08/15/60	25,000	15,528
Altria Group, Inc.
5.80% 02/14/39	65,000	66,376
Amazon.com, Inc.
3.00% 04/13/25	75,000	73,452
3.15% 08/22/27	50,000	48,050
3.30% 04/13/27	25,000	24,278
3.60% 04/13/32	125,000	118,991
3.95% 04/13/52	25,000	21,915
4.10% 04/13/62	25,000	22,106
4.25% 08/22/57	50,000	46,109
Amcor Flexibles North America, Inc.
4.00% 05/17/25	15,000	14,743
Ameren Illinois Co.
3.85% 09/01/32	50,000	46,660
America Movil SAB de CV
6.13% 03/30/40	100,000	108,790
American Airlines Pass-Through Trust
3.15% 08/15/33	40,507	35,628

See Notes to Schedule of Investments and Notes to Financial Statements.
76	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Principal Amount	Fair Value
American Express Co. (4.42% fixed rate until 08/03/32; 1.76% + SOFR thereafter)
4.42% 08/03/33 (h)	$ 50,000	$ 48,149
American Homes 4 Rent LP
3.63% 04/15/32	20,000	17,933
American International Group, Inc.
4.20% 04/01/28	75,000	73,309
American Tower Corp.
2.40% 03/15/25	75,000	72,545
3.13% 01/15/27	150,000	141,879
4.05% 03/15/32	10,000	9,380
American Water Capital Corp.
3.45% 06/01/29	50,000	47,218
4.00% 12/01/46	100,000	83,805
Ameriprise Financial, Inc.
4.50% 05/13/32	10,000	9,930
Amgen, Inc.
3.35% 02/22/32	30,000	27,385
4.20% 03/01/33	25,000	23,787
4.56% 06/15/48	50,000	45,133
5.15% 03/02/28	250,000	255,617
5.65% 06/15/42	100,000	103,782
Amphenol Corp.
4.35% 06/01/29	25,000	24,911
Analog Devices, Inc.
3.50% 12/05/26	75,000	73,322
Anheuser-Busch InBev Worldwide, Inc.
4.00% 04/13/28	55,000	54,360
5.80% 01/23/59	150,000	168,253
8.00% 11/15/39	150,000	194,448
Aon Corp./Aon Global Holdings PLC
2.05% 08/23/31	50,000	40,846
2.60% 12/02/31	35,000	29,642
Appalachian Power Co.
4.45% 06/01/45	100,000	84,636
4.50% 08/01/32	45,000	43,344
Apple, Inc.
0.55% 08/20/25	50,000	47,022
0.70% 02/08/26	250,000	231,595
1.13% 05/11/25	50,000	47,681
1.70% 08/05/31	50,000	41,817
2.80% 02/08/61	100,000	68,141
3.45% 02/09/45	50,000	41,721
4.10% 08/08/62	25,000	22,313
4.38% 05/13/45	65,000	61,800
Applied Materials, Inc.
1.75% 06/01/30	75,000	63,870
Aptiv PLC/Aptiv Corp.
2.40% 02/18/25	20,000	19,342
4.15% 05/01/52	15,000	11,889
	Principal Amount	Fair Value
Arch Capital Finance LLC
5.03% 12/15/46	$ 50,000	$ 46,786
Archer-Daniels-Midland Co.
4.02% 04/16/43	50,000	42,958
Arizona Public Service Co.
4.25% 03/01/49	25,000	20,181
Arrow Electronics, Inc.
4.00% 04/01/25	40,000	39,250
Ascension Health
3.95% 11/15/46	50,000	43,073
Asian Development Bank
1.00% 04/14/26	50,000	46,506
1.88% 01/24/30	75,000	66,310
3.13% 09/26/28	25,000	24,067
6.22% 08/15/27	200,000	212,650
Asian Infrastructure Investment Bank
3.75% 09/14/27	100,000	98,725
Assurant, Inc.
4.90% 03/27/28	50,000	49,484
AstraZeneca PLC
4.00% 01/17/29	20,000	19,748
6.45% 09/15/37	50,000	58,458
AT&T, Inc.
2.25% 02/01/32	150,000	124,110
3.50% 06/01/41	50,000	39,739
3.55% 09/15/55	300,000	216,294
4.75% 05/15/46	50,000	45,333
Athene Holding Ltd.
3.50% 01/15/31	10,000	8,808
Atmos Energy Corp.
4.30% 10/01/48	50,000	44,516
5.45% 10/15/32	15,000	15,791
Australia & New Zealand Banking Group Ltd.
3.70% 11/16/25	50,000	49,049
Automatic Data Processing, Inc.
1.70% 05/15/28	20,000	18,048
AutoNation, Inc.
2.40% 08/01/31	50,000	40,279
AutoZone, Inc.
3.75% 04/18/29	50,000	47,785
AvalonBay Communities, Inc.
2.05% 01/15/32	35,000	29,274
3.90% 10/15/46	50,000	40,901
Baltimore Gas & Electric Co.
4.55% 06/01/52	5,000	4,588
Banco Santander SA (4.18% fixed rate until 03/24/27; 2.00% + 1 year CMT thereafter)
4.18% 03/24/28 (h)	100,000	96,199
Bank of America Corp.
4.18% 11/25/27	50,000	48,626

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	77

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Principal Amount	Fair Value
5.00% 01/21/44	$ 50,000	$ 49,230
6.11% 01/29/37	100,000	106,855
Bank of America Corp. (2.57% fixed rate until 10/20/31; 1.21% + SOFR thereafter)
2.57% 10/20/32 (h)	25,000	20,740
Bank of America Corp. (2.88% fixed rate until 10/22/29; 1.45% + 3-month Term SOFR)
2.88% 10/22/30 (h)	100,000	88,800
Bank of America Corp. (3.19% fixed rate until 07/23/29; 1.44% + 3-month Term SOFR)
3.19% 07/23/30 (h)	50,000	45,345
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.30% + 3-month Term SOFR)
3.42% 12/20/28 (h)	107,000	100,736
Bank of America Corp. (4.08% fixed rate until 03/20/50; 3.41% + 3-month Term SOFR)
4.08% 03/20/51 (h)	150,000	126,646
Bank of America Corp. (4.24% fixed rate until 04/24/37; 2.08% + 3-month Term SOFR)
4.24% 04/24/38 (h)	50,000	45,110
Bank of America Corp. (4.38% fixed rate until 04/27/27; 1.58% + SOFR thereafter)
4.38% 04/27/28 (h)	50,000	48,871
Bank of America Corp. (4.83% fixed rate until 07/22/25; 1.75% + SOFR thereafter)
4.83% 07/22/26 (h)	250,000	248,145
Bank of America Corp. (5.82% fixed rate until 09/15/28; 1.57% + SOFR thereafter)
5.82% 09/15/29 (h)	200,000	206,452
Bank of Montreal
4.70% 09/14/27	25,000	25,061
Bank of New York Mellon Corp.
2.50% 01/26/32	25,000	21,375
3.85% 04/26/29	25,000	24,330
Bank of New York Mellon Corp. (4.41% fixed rate until 07/24/25; 1.35% + SOFR thereafter)
4.41% 07/24/26 (h)	225,000	222,619
Bank of Nova Scotia
1.95% 02/02/27	25,000	23,032
2.95% 03/11/27	50,000	47,338
4.50% 12/16/25	75,000	73,788
	Principal Amount	Fair Value
Banner Health
2.34% 01/01/30	$ 75,000	$ 65,046
Barclays PLC (3.56% fixed rate until 09/23/30; 2.90% + 5 year CMT thereafter)
3.56% 09/23/35 (h)	100,000	85,839
Barclays PLC (4.97% fixed rate until 05/16/28; 1.90% + 3-month USD LIBOR thereafter)
4.97% 05/16/29 (h)	100,000	98,262
Barclays PLC (5.09% fixed rate until 06/20/29; 3.05% + 3-month USD LIBOR thereafter)
5.09% 06/20/30 (h)	100,000	96,880
BAT Capital Corp.
3.98% 09/25/50	25,000	17,666
4.39% 08/15/37	50,000	41,932
BAT International Finance PLC
5.93% 02/02/29	200,000	207,876
Baxalta, Inc.
5.25% 06/23/45	75,000	74,902
Becton Dickinson & Co.
3.70% 06/06/27	66,000	63,963
4.30% 08/22/32	10,000	9,668
Bell Telephone Co. of Canada or Bell Canada
4.30% 07/29/49	30,000	25,757
Berkshire Hathaway Finance Corp.
2.88% 03/15/32	25,000	22,552
BHP Billiton Finance USA Ltd.
6.42% 03/01/26	150,000	155,080
Biogen, Inc.
4.05% 09/15/25	100,000	98,360
Black Hills Corp.
4.35% 05/01/33	30,000	27,719
BlackRock, Inc.
2.40% 04/30/30	20,000	17,868
3.25% 04/30/29	60,000	57,694
Boardwalk Pipelines LP
3.60% 09/01/32	25,000	22,203
Boeing Co.
2.20% 02/04/26	100,000	94,498
3.20% 03/01/29	50,000	46,792
3.75% 02/01/50	175,000	136,300
5.71% 05/01/40	50,000	51,822
Booking Holdings, Inc.
3.60% 06/01/26	75,000	73,560
Boston Properties LP
2.55% 04/01/32	75,000	59,776
3.40% 06/21/29	50,000	44,956
Boston Scientific Corp.
4.55% 03/01/39	50,000	47,777

See Notes to Schedule of Investments and Notes to Financial Statements.
78	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Principal Amount	Fair Value
BP Capital Markets America, Inc.
2.72% 01/12/32	$ 35,000	$ 30,534
2.77% 11/10/50	25,000	16,751
3.38% 02/08/61	100,000	72,440
3.94% 09/21/28	25,000	24,492
4.23% 11/06/28	50,000	49,728
Brighthouse Financial, Inc.
3.85% 12/22/51	50,000	33,040
Bristol-Myers Squibb Co.
3.40% 07/26/29	17,000	16,120
3.55% 03/15/42	15,000	12,272
4.13% 06/15/39	15,000	13,528
British Telecommunications PLC
9.63% 12/15/30	50,000	61,888
Broadcom, Inc.
3.50% 02/15/41 (f)	50,000	39,682
4.30% 11/15/32	225,000	215,728
Brookfield Corp.
4.00% 01/15/25	75,000	73,830
Brookfield Finance, Inc.
3.90% 01/25/28	50,000	48,127
Brown & Brown, Inc.
4.20% 03/17/32	15,000	13,730
Burlington Northern Santa Fe LLC
5.40% 06/01/41	50,000	52,441
5.75% 05/01/40	75,000	81,831
California Institute of Technology
3.65% 09/01/19	20,000	14,222
Camden Property Trust
3.35% 11/01/49	10,000	7,505
4.10% 10/15/28	10,000	9,730
Campbell Soup Co.
2.38% 04/24/30	15,000	13,004
Canadian Imperial Bank of Commerce
3.60% 04/07/32	10,000	9,127
3.95% 08/04/25	25,000	24,620
Canadian National Railway Co.
3.85% 08/05/32	25,000	23,777
Canadian Pacific Railway Co.
2.05% 03/05/30	20,000	17,141
2.90% 02/01/25	50,000	48,709
4.70% 05/01/48	50,000	45,480
Capital One Financial Corp.
4.20% 10/29/25	75,000	73,636
Capital One Financial Corp. (2.62% fixed rate until 11/02/31; 1.27% + SOFR thereafter)
2.62% 11/02/32 (h)	25,000	20,123
	Principal Amount	Fair Value
Capital One Financial Corp. (5.25% fixed rate until 07/26/29; 2.60% + SOFR thereafter)
5.25% 07/26/30 (h)	$ 50,000	$ 49,136
Carlisle Cos., Inc.
2.20% 03/01/32	50,000	40,549
Carrier Global Corp.
2.24% 02/15/25	65,000	62,888
2.49% 02/15/27	15,000	14,117
3.58% 04/05/50	25,000	19,595
Caterpillar Financial Services Corp.
3.60% 08/12/27	50,000	48,850
Caterpillar, Inc.
3.25% 04/09/50	25,000	19,811
4.30% 05/15/44	75,000	71,565
CDW LLC/CDW Finance Corp.
2.67% 12/01/26	70,000	65,544
Celanese U.S. Holdings LLC
6.17% 07/15/27	25,000	25,645
Celulosa Arauco y Constitucion SA
3.88% 11/02/27	100,000	93,162
Cencora, Inc.
3.45% 12/15/27	50,000	48,176
Centene Corp.
4.63% 12/15/29	125,000	120,097
CenterPoint Energy Houston Electric LLC
4.45% 10/01/32	50,000	49,068
4.50% 04/01/44	75,000	68,990
Charles Schwab Corp.
3.85% 05/21/25	50,000	49,097
4.63% 03/22/30	50,000	50,224
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80% 04/01/31	65,000	54,863
3.70% 04/01/51	25,000	16,282
4.91% 07/23/25	50,000	49,533
5.25% 04/01/53	25,000	20,997
6.15% 11/10/26	50,000	51,143
6.38% 10/23/35	100,000	101,531
Cheniere Corpus Christi Holdings LLC
2.74% 12/31/39	55,000	43,849
Chevron Corp.
2.95% 05/16/26	100,000	96,720
Chubb INA Holdings, Inc.
3.15% 03/15/25	50,000	48,914
4.35% 11/03/45	50,000	46,992
Church & Dwight Co., Inc.
5.00% 06/15/52	25,000	25,051

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	79

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Principal Amount	Fair Value
CI Financial Corp.
4.10% 06/15/51	$ 50,000	$ 29,453
Cigna Group
2.40% 03/15/30	15,000	13,142
4.13% 11/15/25	75,000	74,067
4.38% 10/15/28	40,000	39,685
4.50% 02/25/26	50,000	49,643
4.80% 08/15/38	30,000	29,061
Cintas Corp. No. 2
3.45% 05/01/25	5,000	4,906
Cisco Systems, Inc.
2.50% 09/20/26	25,000	23,851
5.90% 02/15/39	50,000	55,514
Citigroup, Inc.
3.70% 01/12/26	150,000	146,499
3.88% 03/26/25	50,000	49,082
4.30% 11/20/26	100,000	97,999
Citigroup, Inc. (2.52% fixed rate until 11/03/31; 1.18% + SOFR thereafter)
2.52% 11/03/32 (h)	35,000	28,884
Citigroup, Inc. (3.06% fixed rate until 01/25/32; 1.35% + SOFR thereafter)
3.06% 01/25/33 (h)	50,000	42,672
Citigroup, Inc. (3.79% fixed rate until 03/17/32; 1.94% + SOFR thereafter)
3.79% 03/17/33 (h)	50,000	44,986
Citigroup, Inc. (4.08% fixed rate until 04/23/28; 1.45% + 3-month Term SOFR)
4.08% 04/23/29 (h)	75,000	72,247
Citigroup, Inc. (4.91% fixed rate until 05/24/32; 2.09% + SOFR thereafter)
4.91% 05/24/33 (h)	50,000	48,962
Citigroup, Inc. (6.17% fixed rate until 05/25/33; 2.66% + SOFR thereafter)
6.17% 05/25/34 (h)	100,000	103,716
Citizens Financial Group, Inc. (5.64% fixed rate until 05/21/32; 2.75% + 5 year CMT thereafter)
5.64% 05/21/37 (h)	50,000	46,232
Clorox Co.
1.80% 05/15/30	50,000	41,752
CME Group, Inc.
2.65% 03/15/32	20,000	17,775
CNH Industrial Capital LLC
3.95% 05/23/25	10,000	9,824
CNOOC Petroleum North America ULC
6.40% 05/15/37	25,000	27,710
Coca-Cola Co.
1.00% 03/15/28	100,000	88,228
	Principal Amount	Fair Value
2.50% 06/01/40	$ 45,000	$ 34,047
Colgate-Palmolive Co.
3.25% 08/15/32	15,000	13,933
Comcast Corp.
2.94% 11/01/56	225,000	148,313
3.38% 08/15/25	50,000	48,869
3.55% 05/01/28	50,000	48,268
4.25% 10/15/30	100,000	98,541
4.60% 10/15/38	30,000	29,059
6.50% 11/15/35	50,000	57,106
Comerica, Inc.
4.00% 02/01/29	50,000	47,260
Commonwealth Edison Co.
4.60% 08/15/43	100,000	92,674
Conagra Brands, Inc.
5.40% 11/01/48	75,000	72,656
ConocoPhillips
6.50% 02/01/39	50,000	57,911
Consolidated Edison Co. of New York, Inc.
3.60% 06/15/61	100,000	75,359
Constellation Brands, Inc.
3.50% 05/09/27	25,000	24,088
3.75% 05/01/50	5,000	3,994
4.35% 05/09/27	50,000	49,600
5.25% 11/15/48	15,000	14,854
Consumers Energy Co.
4.05% 05/15/48	50,000	43,768
Cooperatieve Rabobank UA
5.75% 12/01/43	100,000	103,190
Corning, Inc.
3.90% 11/15/49	25,000	20,261
Corp. Andina de Fomento
2.25% 02/08/27	50,000	46,137
Credit Suisse AG
3.70% 02/21/25	75,000	73,457
Crown Castle, Inc.
1.35% 07/15/25	50,000	47,213
2.90% 03/15/27	25,000	23,400
3.80% 02/15/28	25,000	23,792
5.20% 02/15/49	50,000	47,287
CSX Corp.
6.22% 04/30/40	75,000	84,417
CubeSmart LP
4.38% 02/15/29	15,000	14,560
CVS Health Corp.
3.88% 07/20/25	50,000	49,108
5.05% 03/25/48	250,000	234,585
Darden Restaurants, Inc.
4.55% 02/15/48	15,000	12,737
Dayton Power & Light Co.
3.95% 06/15/49	15,000	11,532
Deere & Co.
2.75% 04/15/25	25,000	24,384

See Notes to Schedule of Investments and Notes to Financial Statements.
80	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Principal Amount	Fair Value
7.13% 03/03/31	$ 75,000	$ 87,591
Dell International LLC/EMC Corp.
8.35% 07/15/46	75,000	98,851
Deutsche Bank AG (3.55% fixed rate until 09/18/30; 3.04% + SOFR thereafter)
3.55% 09/18/31 (h)	100,000	87,749
Deutsche Telekom International Finance BV
8.75% 06/15/30	50,000	60,274
Devon Energy Corp.
5.00% 06/15/45	25,000	22,160
DH Europe Finance II SARL
2.60% 11/15/29	75,000	67,859
3.40% 11/15/49	25,000	19,786
Diamondback Energy, Inc.
4.40% 03/24/51	25,000	20,782
Discover Financial Services
3.75% 03/04/25	100,000	97,699
Dollar General Corp.
4.13% 05/01/28	25,000	24,464
Dollar Tree, Inc.
4.00% 05/15/25	50,000	49,113
Dominion Energy, Inc.
3.30% 03/15/25	50,000	48,827
4.25% 06/01/28	50,000	49,079
4.70% 12/01/44	50,000	44,341
Dow Chemical Co.
2.10% 11/15/30	100,000	85,643
Duke Energy Corp. (3.25% fixed rate until 01/15/27; 2.32% + 5 year CMT thereafter)
3.25% 01/15/82 (h)	25,000	19,569
Duke Energy Florida LLC
6.35% 09/15/37	250,000	277,810
DuPont de Nemours, Inc.
5.32% 11/15/38	15,000	15,399
5.42% 11/15/48	40,000	41,776
Eagle Materials, Inc.
2.50% 07/01/31	25,000	21,213
eBay, Inc.
1.40% 05/10/26	50,000	46,322
Ecolab, Inc.
2.13% 02/01/32	25,000	21,310
Edison International
5.75% 06/15/27	100,000	102,228
Elevance Health, Inc.
4.10% 05/15/32	25,000	23,863
4.65% 01/15/43	50,000	46,357
Eli Lilly & Co.
2.25% 05/15/50	50,000	32,403
2.75% 06/01/25	22,000	21,417
3.38% 03/15/29	13,000	12,505
	Principal Amount	Fair Value
Emera U.S. Finance LP
3.55% 06/15/26	$ 60,000	$ 57,772
Emory University
2.14% 09/01/30	40,000	34,501
Enbridge Energy Partners LP
5.88% 10/15/25	75,000	75,817
Enbridge, Inc.
4.00% 11/15/49	75,000	59,817
Enel Chile SA
4.88% 06/12/28	25,000	24,608
Energy Transfer LP
4.95% 05/15/28	60,000	59,767
6.00% 06/15/48	50,000	50,525
6.50% 02/01/42	50,000	52,897
Enstar Group Ltd.
3.10% 09/01/31	10,000	8,163
Entergy Arkansas LLC
2.65% 06/15/51	100,000	63,013
Enterprise Products Operating LLC
3.30% 02/15/53	100,000	74,233
4.45% 02/15/43	42,000	38,414
Enterprise Products Operating LLC (5.38% fixed rate until 02/15/28; 2.83% + 3-month Term SOFR)
5.38% 02/15/78 (h)	50,000	44,831
Equifax, Inc.
5.10% 12/15/27	25,000	25,268
Equinor ASA
2.88% 04/06/25	75,000	73,239
ERP Operating LP
4.50% 07/01/44	75,000	66,544
Essential Utilities, Inc.
2.70% 04/15/30	25,000	21,890
Estee Lauder Cos., Inc.
2.38% 12/01/29	20,000	17,812
3.13% 12/01/49	30,000	21,867
European Investment Bank
0.38% 12/15/25 - 03/26/26	150,000	138,258
1.88% 02/10/25	100,000	97,004
2.75% 08/15/25	20,000	19,468
3.88% 03/15/28	250,000	248,972
Eversource Energy
5.45% 03/01/28	200,000	205,732
Exelon Corp.
5.15% 03/15/28	150,000	152,244
Expedia Group, Inc.
3.80% 02/15/28	75,000	72,219
Extra Space Storage LP
3.50% 07/01/26	125,000	120,306
3.90% 04/01/29	5,000	4,742
Exxon Mobil Corp.
2.28% 08/16/26	50,000	47,596
2.99% 03/19/25	50,000	48,986

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	81

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Principal Amount	Fair Value
3.04% 03/01/26	$ 50,000	$ 48,562
Fairfax Financial Holdings Ltd.
4.63% 04/29/30	25,000	24,040
Federal Realty OP LP
3.20% 06/15/29	50,000	45,453
Fidelity National Financial, Inc.
4.50% 08/15/28	25,000	24,350
Fidelity National Information Services, Inc.
4.70% 07/15/27	75,000	75,019
Fifth Third Bancorp (1.71% fixed rate until 11/01/26; 0.69% + SOFR thereafter)
1.71% 11/01/27 (h)	25,000	22,519
Fifth Third Bancorp (4.77% fixed rate until 07/28/29; 2.13% + SOFR thereafter)
4.77% 07/28/30 (h)	25,000	24,522
Fifth Third Bank NA
3.85% 03/15/26	75,000	72,046
Flex Ltd.
4.88% 06/15/29	25,000	24,578
Florida Power & Light Co.
2.88% 12/04/51	100,000	69,415
4.13% 02/01/42	50,000	45,031
5.95% 02/01/38	25,000	27,324
Ford Motor Credit Co. LLC
7.35% 03/06/30	200,000	214,542
Fortune Brands Innovations, Inc.
4.00% 03/25/32	25,000	23,305
Freeport-McMoRan, Inc.
4.63% 08/01/30	25,000	24,440
FS KKR Capital Corp.
4.13% 02/01/25	25,000	24,350
GATX Corp.
3.50% 03/15/28	25,000	23,501
4.90% 03/15/33	25,000	24,518
GE HealthCare Technologies, Inc.
5.86% 03/15/30	100,000	105,136
General Dynamics Corp.
4.25% 04/01/40	25,000	23,361
General Mills, Inc.
2.88% 04/15/30	75,000	67,774
General Motors Co.
5.60% 10/15/32	225,000	230,074
General Motors Financial Co., Inc.
5.00% 04/09/27	15,000	14,977
Georgetown University
2.94% 04/01/50	10,000	6,940
Georgia Power Co.
4.70% 05/15/32	25,000	24,903
	Principal Amount	Fair Value
Gilead Sciences, Inc.
3.65% 03/01/26	$ 75,000	$ 73,495
4.80% 04/01/44	50,000	48,324
5.65% 12/01/41	50,000	53,388
GlaxoSmithKline Capital PLC
3.38% 06/01/29	75,000	72,263
GlaxoSmithKline Capital, Inc.
3.63% 05/15/25	55,000	54,087
Global Payments, Inc.
5.40% 08/15/32	25,000	25,263
Globe Life, Inc.
4.80% 06/15/32	15,000	14,580
GLP Capital LP/GLP Financing II, Inc.
4.00% 01/15/31	50,000	45,049
5.25% 06/01/25	10,000	9,972
5.38% 04/15/26	20,000	19,909
5.75% 06/01/28	10,000	10,083
Goldman Sachs Group, Inc.
3.75% 02/25/26	100,000	97,720
4.80% 07/08/44	75,000	71,006
6.25% 02/01/41	50,000	55,735
6.75% 10/01/37	100,000	110,249
Goldman Sachs Group, Inc. (2.65% fixed rate until 10/21/31; 1.26% + SOFR thereafter)
2.65% 10/21/32 (h)	30,000	24,999
Goldman Sachs Group, Inc. (3.62% fixed rate until 03/15/27; 1.85% + SOFR thereafter)
3.62% 03/15/28 (h)	250,000	239,552
Goldman Sachs Group, Inc. (4.39% fixed rate until 06/15/26; 1.51% + SOFR thereafter)
4.39% 06/15/27 (h)	15,000	14,765
Halliburton Co.
5.00% 11/15/45	100,000	96,951
Hartford Financial Services Group, Inc.
4.30% 04/15/43	100,000	85,842
Hasbro, Inc.
3.90% 11/19/29	50,000	46,601
HCA, Inc.
5.38% 09/01/26	100,000	100,511
5.50% 06/15/47	85,000	81,839
Hershey Co.
2.45% 11/15/29	75,000	67,850
Hess Corp.
5.80% 04/01/47	75,000	80,906
Highwoods Realty LP
4.20% 04/15/29	25,000	22,687
Home Depot, Inc.
1.88% 09/15/31	20,000	16,740

See Notes to Schedule of Investments and Notes to Financial Statements.
82	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Principal Amount	Fair Value
2.75% 09/15/51	$ 50,000	$ 34,235
3.00% 04/01/26	50,000	48,481
3.25% 04/15/32	20,000	18,487
3.63% 04/15/52	75,000	60,877
4.20% 04/01/43	50,000	45,538
4.50% 09/15/32	15,000	15,299
Honeywell International, Inc.
5.38% 03/01/41	50,000	53,469
Host Hotels & Resorts LP
3.38% 12/15/29	50,000	44,940
HP, Inc.
4.20% 04/15/32	25,000	23,706
5.50% 01/15/33	15,000	15,391
6.00% 09/15/41	37,000	39,056
HSBC Holdings PLC
5.25% 03/14/44	75,000	73,243
6.50% 09/15/37	200,000	209,662
HSBC Holdings PLC (4.29% fixed rate until 09/12/25; 1.61% + 3-month Term SOFR)
4.29% 09/12/26 (h)	50,000	48,952
HSBC Holdings PLC (7.39% fixed rate until 11/03/27; 3.35% + SOFR thereafter)
7.39% 11/03/28 (h)	250,000	267,867
Hubbell, Inc.
3.50% 02/15/28	50,000	47,925
Huntington Bancshares, Inc. (5.02% fixed rate until 05/17/32; 2.05% + SOFR thereafter)
5.02% 05/17/33 (h)	35,000	33,917
Huntsman International LLC
4.50% 05/01/29	20,000	19,298
Hyatt Hotels Corp.
5.75% 04/23/30	25,000	25,885
IDEX Corp.
3.00% 05/01/30	10,000	8,912
Illinois Tool Works, Inc.
2.65% 11/15/26	50,000	47,745
Indiana University Health, Inc. Obligated Group
2.85% 11/01/51	15,000	10,278
ING Groep NV
4.05% 04/09/29	50,000	48,327
Intel Corp.
2.45% 11/15/29	25,000	22,515
3.75% 03/25/27	150,000	146,956
4.15% 08/05/32	25,000	24,448
4.60% 03/25/40	50,000	48,676
4.90% 08/05/52	25,000	24,510
Inter-American Development Bank
1.13% 01/13/31 (b)	75,000	61,904
7.00% 06/15/25 (b)	200,000	206,146
	Principal Amount	Fair Value
Intercontinental Exchange, Inc.
3.00% 06/15/50	$ 15,000	$ 10,738
3.65% 05/23/25	75,000	73,570
4.60% 03/15/33	15,000	14,972
International Bank for Reconstruction & Development
0.63% 04/22/25 (b)	250,000	237,567
1.25% 02/10/31 (b)	150,000	124,708
2.50% 07/29/25 (b)	100,000	96,995
3.13% 06/15/27 (b)	50,000	48,486
3.63% 09/21/29 (b)	250,000	245,357
International Business Machines Corp.
4.00% 06/20/42	50,000	43,630
6.22% 08/01/27	100,000	105,387
International Finance Corp.
0.38% 07/16/25	100,000	93,907
International Flavors & Fragrances, Inc.
5.00% 09/26/48	15,000	12,818
Interpublic Group of Cos., Inc.
4.65% 10/01/28	10,000	9,894
Interstate Power & Light Co.
6.25% 07/15/39	75,000	81,020
Invitation Homes Operating Partnership LP
2.70% 01/15/34	15,000	12,035
Jabil, Inc.
4.25% 05/15/27	15,000	14,615
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.13% 02/01/28	50,000	49,678
5.75% 04/01/33	35,000	34,574
6.50% 12/01/52	15,000	15,024
Jefferies Financial Group, Inc.
2.75% 10/15/32	35,000	28,733
4.85% 01/15/27	75,000	74,688
John Deere Capital Corp.
2.35% 03/08/27	25,000	23,512
3.45% 03/13/25	50,000	49,240
Johnson & Johnson
3.40% 01/15/38	25,000	22,151
Johnson Controls International PLC
6.00% 01/15/36	75,000	80,268
JPMorgan Chase & Co.
3.63% 12/01/27	100,000	95,879
6.40% 05/15/38	100,000	114,577
JPMorgan Chase & Co. (2.95% fixed rate until 02/24/27; 1.17% + SOFR thereafter)
2.95% 02/24/28 (h)	30,000	28,224

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	83

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Principal Amount	Fair Value
JPMorgan Chase & Co. (3.33% fixed rate until 04/22/51; 1.58% + SOFR thereafter)
3.33% 04/22/52 (h)	$ 100,000	$ 74,987
JPMorgan Chase & Co. (3.70% fixed rate until 05/06/29; 1.42% + 3-month Term SOFR)
3.70% 05/06/30 (h)	75,000	70,540
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.48% + 3-month Term SOFR)
3.90% 01/23/49 (h)	25,000	20,802
JPMorgan Chase & Co. (4.08% fixed rate until 04/26/25; 1.32% + SOFR thereafter)
4.08% 04/26/26 (h)	250,000	246,020
JPMorgan Chase & Co. (4.45% fixed rate until 12/05/28; 1.59% + 3-month Term SOFR)
4.45% 12/05/29 (h)	50,000	49,015
JPMorgan Chase & Co. (4.59% fixed rate until 04/26/32; 1.80% + SOFR thereafter)
4.59% 04/26/33 (h)	40,000	38,569
JPMorgan Chase & Co. (5.72% fixed rate until 09/14/32; 2.58% + SOFR thereafter)
5.72% 09/14/33 (h)	75,000	77,563
JPMorgan Chase & Co. 1.45% + SOFR
5.30% 07/24/29 (h)	100,000	101,471
Kaiser Foundation Hospitals
3.00% 06/01/51	70,000	49,944
Kellanova
4.50% 04/01/46	50,000	44,808
Kemper Corp.
3.80% 02/23/32	25,000	21,128
Kennametal, Inc.
4.63% 06/15/28	25,000	24,391
Kentucky Utilities Co.
4.38% 10/01/45	40,000	34,615
Keurig Dr Pepper, Inc.
4.05% 04/15/32	35,000	33,689
KeyBank NA
3.90% 04/13/29	100,000	87,649
Keysight Technologies, Inc.
3.00% 10/30/29	25,000	22,736
Kimberly-Clark Corp.
2.00% 11/02/31	50,000	42,295
Kimco Realty OP LLC
4.60% 02/01/33	25,000	24,121
	Principal Amount	Fair Value
Kinder Morgan Energy Partners LP
5.00% 08/15/42	$ 50,000	$ 45,050
KLA Corp.
4.95% 07/15/52	25,000	25,271
Kraft Heinz Foods Co.
6.88% 01/26/39	50,000	57,920
Kreditanstalt fuer Wiederaufbau
0.38% 07/18/25	50,000	46,939
0.75% 09/30/30	75,000	60,909
2.00% 05/02/25	75,000	72,474
3.88% 06/15/28	150,000	149,164
5.13% 09/29/25	100,000	101,109
Kroger Co.
3.95% 01/15/50	50,000	40,892
4.50% 01/15/29	25,000	24,851
Kyndryl Holdings, Inc.
2.70% 10/15/28	75,000	66,136
L3Harris Technologies, Inc.
3.83% 04/27/25	50,000	49,127
4.85% 04/27/35	40,000	39,596
Lam Research Corp.
3.80% 03/15/25	65,000	64,186
Lear Corp.
4.25% 05/15/29	25,000	24,049
Lennar Corp.
5.25% 06/01/26	100,000	100,406
Lloyds Banking Group PLC
4.65% 03/24/26	50,000	49,133
Lloyds Banking Group PLC (5.99% fixed rate until 08/07/26; 1.48% + 1 year CMT thereafter)
5.99% 08/07/27 (h)	200,000	203,630
Lockheed Martin Corp.
3.80% 03/01/45	25,000	21,543
4.15% 06/15/53	45,000	40,334
4.70% 05/15/46	50,000	49,001
Lowe's Cos., Inc.
1.70% 10/15/30	45,000	37,416
2.63% 04/01/31	25,000	21,910
3.00% 10/15/50	30,000	20,432
3.38% 09/15/25	30,000	29,282
4.25% 04/01/52	50,000	42,384
4.65% 04/15/42	25,000	23,295
LYB International Finance III LLC
3.80% 10/01/60	75,000	53,401
M&T Bank Corp. (4.55% fixed rate until 08/16/27; 1.78% + SOFR thereafter)
4.55% 08/16/28 (h)	15,000	14,468
Manulife Financial Corp.
3.70% 03/16/32	50,000	46,905

See Notes to Schedule of Investments and Notes to Financial Statements.
84	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Principal Amount	Fair Value
Marathon Petroleum Corp.
4.50% 04/01/48	$ 25,000	$ 20,976
Markel Group, Inc.
3.50% 11/01/27	50,000	47,605
Marriott International, Inc.
3.75% 10/01/25	50,000	48,820
5.75% 05/01/25	40,000	40,251
Martin Marietta Materials, Inc.
3.50% 12/15/27	50,000	47,975
Marvell Technology, Inc.
1.65% 04/15/26	25,000	23,275
Mastercard, Inc.
2.95% 11/21/26	50,000	48,202
McDonald's Corp.
3.50% 07/01/27	25,000	24,301
3.63% 09/01/49	55,000	44,202
3.80% 04/01/28	50,000	48,776
4.60% 09/09/32	35,000	35,457
Memorial Sloan-Kettering Cancer Center
4.13% 07/01/52	95,000	83,208
Merck & Co., Inc.
2.75% 12/10/51	25,000	17,222
3.70% 02/10/45	50,000	42,539
4.00% 03/07/49	40,000	35,340
6.50% 12/01/33	100,000	117,530
Meta Platforms, Inc.
3.85% 08/15/32	100,000	95,099
4.45% 08/15/52	75,000	69,014
MetLife, Inc.
4.13% 08/13/42	25,000	22,195
5.00% 07/15/52	30,000	29,823
6.50% 12/15/32	50,000	56,779
Micron Technology, Inc.
4.66% 02/15/30	75,000	73,486
Microsoft Corp.
2.50% 09/15/50 (f)	50,000	33,829
2.68% 06/01/60	50,000	33,559
2.92% 03/17/52	125,000	92,084
3.45% 08/08/36	48,000	44,142
4.25% 02/06/47	50,000	48,403
Mitsubishi UFJ Financial Group, Inc.
4.05% 09/11/28	100,000	97,203
4.15% 03/07/39	25,000	22,999
Mitsubishi UFJ Financial Group, Inc. (5.44% fixed rate until 02/22/33; 1.63% + 1 year CMT thereafter)
5.44% 02/22/34 (h)	200,000	206,542
Mizuho Financial Group, Inc. (5.75% fixed rate until 07/06/33; 1.90% + 1 year CMT thereafter)
5.75% 07/06/34 (h)	200,000	207,366
	Principal Amount	Fair Value
Moody's Corp.
3.25% 05/20/50	$ 50,000	$ 36,947
3.75% 03/24/25	50,000	49,224
Morgan Stanley
4.00% 07/23/25	95,000	93,652
4.35% 09/08/26	50,000	49,100
Morgan Stanley (2.48% fixed rate until 09/16/31; 1.36% + SOFR thereafter)
2.48% 09/16/36 (h)	50,000	39,689
Morgan Stanley (2.51% fixed rate until 10/20/31; 1.20% + SOFR thereafter)
2.51% 10/20/32 (h)	75,000	62,203
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80% 01/25/52 (h)	25,000	16,678
Morgan Stanley (4.46% fixed rate until 04/22/38; 1.69% + 3-month Term SOFR)
4.46% 04/22/39 (h)	50,000	46,099
Morgan Stanley (4.89% fixed rate until 07/20/32; 2.08% + SOFR thereafter)
4.89% 07/20/33 (h)	60,000	58,516
Morgan Stanley (5.45% fixed rate until 07/20/28; 1.63% + SOFR thereafter)
5.45% 07/20/29 (h)	200,000	203,784
Morgan Stanley (6.14% fixed rate until 10/16/25; 1.77% + SOFR thereafter)
6.14% 10/16/26 (h)	250,000	254,565
Motorola Solutions, Inc.
5.60% 06/01/32	50,000	51,660
MPLX LP
4.80% 02/15/29	70,000	69,558
5.50% 02/15/49	50,000	48,435
Nasdaq, Inc.
3.25% 04/28/50	20,000	14,150
National Australia Bank Ltd.
3.50% 06/09/25	100,000	98,281
National Fuel Gas Co.
4.75% 09/01/28	50,000	48,470
National Rural Utilities Cooperative Finance Corp.
1.35% 03/15/31	50,000	39,302
3.45% 06/15/25	15,000	14,692
4.40% 11/01/48	10,000	8,750
NatWest Group PLC (4.89% fixed rate until 05/18/28; 1.75% + 3-month USD LIBOR thereafter)
4.89% 05/18/29 (h)	100,000	98,293
New York & Presbyterian Hospital
2.26% 08/01/40	25,000	17,252

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	85

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Principal Amount	Fair Value
3.95% 08/01/19	$ 35,000	$ 25,835
Newmont Corp.
2.60% 07/15/32	50,000	42,755
NextEra Energy Capital Holdings, Inc.
3.50% 04/01/29	50,000	47,305
Nomura Holdings, Inc.
5.10% 07/03/25	50,000	49,688
Nordic Investment Bank
0.38% 09/11/25	75,000	70,066
Norfolk Southern Corp.
3.16% 05/15/55	50,000	35,177
3.70% 03/15/53	25,000	19,806
3.80% 08/01/28	30,000	29,217
3.94% 11/01/47	35,000	29,212
Northern Trust Corp.
1.95% 05/01/30	40,000	34,464
Northrop Grumman Corp.
2.93% 01/15/25	50,000	48,869
Northwell Healthcare, Inc.
3.81% 11/01/49	50,000	38,038
Northwestern University
3.66% 12/01/57	10,000	8,123
Novartis Capital Corp.
4.40% 05/06/44	50,000	47,973
Nucor Corp.
3.13% 04/01/32	10,000	8,991
NVIDIA Corp.
1.55% 06/15/28	50,000	44,785
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.13% 02/15/42	75,000	56,052
Occidental Petroleum Corp.
6.45% 09/15/36	125,000	132,585
Oesterreichische Kontrollbank AG
1.50% 02/12/25	50,000	48,236
2.88% 05/23/25	25,000	24,395
Oglethorpe Power Corp.
4.50% 04/01/47	15,000	12,738
OhioHealth Corp.
2.83% 11/15/41	25,000	18,514
Oklahoma Gas & Electric Co.
3.30% 03/15/30	50,000	45,773
Omnicom Group, Inc.
4.20% 06/01/30	75,000	72,668
Oncor Electric Delivery Co. LLC
4.15% 06/01/32	20,000	19,282
4.60% 06/01/52	50,000	46,559
ONE Gas, Inc.
4.50% 11/01/48	20,000	17,656
ONEOK Partners LP
6.13% 02/01/41	62,000	64,724
	Principal Amount	Fair Value
ONEOK, Inc.
4.35% 03/15/29	$ 50,000	$ 48,583
Oracle Corp.
3.25% 05/15/30	50,000	45,864
3.60% 04/01/40	50,000	39,986
3.85% 04/01/60	200,000	145,538
4.30% 07/08/34	75,000	70,033
4.50% 07/08/44	75,000	65,484
Orange SA
9.00% 03/01/31	50,000	61,800
ORIX Corp.
5.20% 09/13/32	100,000	103,015
Otis Worldwide Corp.
2.06% 04/05/25	50,000	48,109
Owens Corning
3.88% 06/01/30	25,000	23,493
Pacific Gas & Electric Co.
3.50% 08/01/50	50,000	34,645
4.40% 03/01/32	25,000	23,127
6.10% 01/15/29	100,000	103,423
PacifiCorp
6.25% 10/15/37	203,000	217,720
Paramount Global
4.95% 01/15/31	100,000	94,949
5.85% 09/01/43	25,000	22,551
Parker-Hannifin Corp.
4.00% 06/14/49	20,000	17,438
PeaceHealth Obligated Group
3.22% 11/15/50	25,000	16,231
PepsiCo, Inc.
3.45% 10/06/46	25,000	20,698
3.50% 07/17/25	150,000	147,580
Pfizer Investment Enterprises Pte. Ltd.
4.75% 05/19/33	200,000	200,362
5.34% 05/19/63	150,000	151,672
Pfizer, Inc.
4.13% 12/15/46	50,000	44,494
4.30% 06/15/43	50,000	45,945
Philip Morris International, Inc.
1.75% 11/01/30	75,000	61,785
3.38% 08/15/29	50,000	46,847
3.88% 08/21/42	42,000	34,475
Phillips 66 Co.
3.15% 12/15/29	50,000	46,015
Pioneer Natural Resources Co.
1.13% 01/15/26	50,000	46,450
PNC Bank NA
3.10% 10/25/27	100,000	93,849
PNC Financial Services Group, Inc.
2.60% 07/23/26	50,000	47,390

See Notes to Schedule of Investments and Notes to Financial Statements.
86	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Principal Amount	Fair Value
PNC Financial Services Group, Inc. (4.63% fixed rate until 06/06/32; 1.85% + SOFR thereafter)
4.63% 06/06/33 (h)	$ 25,000	$ 23,484
President & Fellows of Harvard College
3.15% 07/15/46	50,000	39,095
Principal Financial Group, Inc.
3.40% 05/15/25	50,000	48,856
Procter & Gamble Co.
2.45% 11/03/26	75,000	71,643
5.55% 03/05/37	75,000	84,014
Progressive Corp.
4.20% 03/15/48	50,000	44,581
Prologis LP
2.25% 01/15/32	50,000	41,932
4.38% 02/01/29	65,000	64,204
Providence St Joseph Health Obligated Group
3.93% 10/01/48	20,000	15,475
Prudential Financial, Inc. (6.00% fixed rate until 06/01/32; 3.23% + 5 year CMT thereafter)
6.00% 09/01/52 (h)	100,000	99,715
Public Service Co. of Colorado
3.70% 06/15/28	50,000	48,102
4.10% 06/15/48	30,000	24,476
Public Service Electric & Gas Co.
3.20% 08/01/49	40,000	29,711
3.80% 03/01/46	75,000	62,519
Puget Energy, Inc.
3.65% 05/15/25	50,000	48,734
QUALCOMM, Inc.
3.25% 05/20/50	65,000	50,764
4.25% 05/20/32	10,000	9,935
4.65% 05/20/35	50,000	51,200
Realty Income Corp.
3.10% 12/15/29	25,000	22,947
3.25% 01/15/31	75,000	68,214
Regency Centers LP
4.13% 03/15/28	25,000	23,976
Regeneron Pharmaceuticals, Inc.
1.75% 09/15/30	45,000	37,000
Reliance Steel & Aluminum Co.
1.30% 08/15/25	55,000	51,470
RELX Capital, Inc.
4.00% 03/18/29	25,000	24,582
RenaissanceRe Holdings Ltd.
3.60% 04/15/29	25,000	23,207
Revvity, Inc.
2.25% 09/15/31	35,000	28,788
	Principal Amount	Fair Value
3.30% 09/15/29	$ 15,000	$ 13,610
Rio Tinto Finance USA Ltd.
5.20% 11/02/40	50,000	51,537
Rockwell Automation, Inc.
3.50% 03/01/29	45,000	43,620
Rogers Communications, Inc.
4.50% 03/15/42	10,000	8,844
7.50% 08/15/38	150,000	173,380
Roper Technologies, Inc.
3.80% 12/15/26	75,000	73,394
Ross Stores, Inc.
4.60% 04/15/25	50,000	49,620
Royal Bank of Canada
3.88% 05/04/32	50,000	47,121
4.24% 08/03/27	50,000	49,455
RPM International, Inc.
4.25% 01/15/48	50,000	41,391
RTX Corp.
3.95% 08/16/25	15,000	14,788
4.13% 11/16/28	150,000	146,532
4.63% 11/16/48	15,000	13,727
Ryder System, Inc.
1.75% 09/01/26	15,000	13,826
4.30% 06/15/27	10,000	9,775
S&P Global, Inc.
3.70% 03/01/52	50,000	41,497
Sabra Health Care LP
3.90% 10/15/29	25,000	22,652
Safehold GL Holdings LLC
2.85% 01/15/32	25,000	20,350
Salesforce, Inc.
2.70% 07/15/41	50,000	38,215
3.05% 07/15/61	25,000	17,577
Sempra
3.80% 02/01/38	25,000	21,407
Shell International Finance BV
4.38% 05/11/45	50,000	45,885
6.38% 12/15/38	50,000	57,534
Sherwin-Williams Co.
3.95% 01/15/26	100,000	98,375
Snap-on, Inc.
3.10% 05/01/50	15,000	11,491
Sonoco Products Co.
3.13% 05/01/30	75,000	67,750
Southern California Edison Co.
3.45% 02/01/52	25,000	18,263
3.60% 02/01/45	50,000	38,783
4.20% 03/01/29	25,000	24,505
Southern California Gas Co.
2.55% 02/01/30	50,000	43,989
Southern Co.
5.20% 06/15/33	100,000	102,036

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	87

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Principal Amount	Fair Value
Southwest Airlines Co.
3.00% 11/15/26	$ 50,000	$ 47,478
Southwest Gas Corp.
4.05% 03/15/32	15,000	14,059
Southwestern Electric Power Co.
3.25% 11/01/51	25,000	16,879
Spirit Realty LP
2.70% 02/15/32	30,000	25,146
Stanley Black & Decker, Inc.
3.40% 03/01/26	75,000	72,552
Starbucks Corp.
3.00% 02/14/32	45,000	40,341
3.75% 12/01/47	35,000	28,236
3.80% 08/15/25	50,000	49,107
Stryker Corp.
4.63% 03/15/46	25,000	24,149
Sumitomo Mitsui Financial Group, Inc.
1.47% 07/08/25	50,000	47,321
2.14% 09/23/30	25,000	20,775
3.01% 10/19/26	100,000	95,245
3.35% 10/18/27	50,000	47,361
4.31% 10/16/28	25,000	24,349
Suncor Energy, Inc.
6.85% 06/01/39	50,000	55,120
Suzano Austria GmbH
3.75% 01/15/31	55,000	48,270
Synchrony Financial
3.95% 12/01/27	25,000	23,417
Sysco Corp.
3.25% 07/15/27	75,000	71,740
Tampa Electric Co.
4.30% 06/15/48	25,000	20,980
Tapestry, Inc.
3.05% 03/15/32	25,000	20,268
Target Corp.
2.25% 04/15/25	50,000	48,502
4.50% 09/15/32	25,000	25,258
Teck Resources Ltd.
6.25% 07/15/41	25,000	25,740
Telefonica Emisiones SA
7.05% 06/20/36	50,000	56,608
TELUS Corp.
4.60% 11/16/48	50,000	44,668
Tennessee Gas Pipeline Co. LLC
7.00% 10/15/28	200,000	216,288
Texas Instruments, Inc.
3.65% 08/16/32	15,000	14,236
3.88% 03/15/39	50,000	46,257
Textron, Inc.
3.90% 09/17/29	50,000	47,569
	Principal Amount	Fair Value
Thermo Fisher Scientific, Inc.
1.75% 10/15/28	$ 20,000	$ 17,844
Time Warner Cable LLC
4.50% 09/15/42	75,000	59,250
7.30% 07/01/38	50,000	51,827
Timken Co.
4.50% 12/15/28	20,000	19,452
T-Mobile USA, Inc.
3.60% 11/15/60	45,000	32,904
Toronto-Dominion Bank
0.75% 09/11/25	50,000	46,664
1.95% 01/12/27	50,000	46,240
Tosco Corp.
8.13% 02/15/30	150,000	176,611
TotalEnergies Capital International SA
3.39% 06/29/60	50,000	37,232
Toyota Motor Credit Corp.
3.00% 04/01/25	50,000	48,893
4.55% 09/20/27	25,000	25,206
4.63% 01/12/28	150,000	151,977
Trane Technologies Financing Ltd.
4.50% 03/21/49	50,000	46,445
TransCanada PipeLines Ltd.
5.85% 03/15/36	150,000	154,947
Travelers Cos., Inc.
4.00% 05/30/47	50,000	43,045
Truist Bank
3.30% 05/15/26	100,000	95,385
Truist Financial Corp.
1.95% 06/05/30	25,000	20,889
Truist Financial Corp. (4.92% fixed rate until 07/28/32; 2.24% + SOFR thereafter)
4.92% 07/28/33 (h)	25,000	23,361
Tucson Electric Power Co.
4.85% 12/01/48	50,000	45,617
TWDC Enterprises 18 Corp.
3.00% 07/30/46	75,000	55,128
Tyco Electronics Group SA
2.50% 02/04/32	45,000	39,010
Tyson Foods, Inc.
4.00% 03/01/26	15,000	14,717
4.88% 08/15/34	45,000	43,662
U.S. Bancorp
3.95% 11/17/25	50,000	49,223
U.S. Bancorp (4.55% fixed rate until 07/22/27; 1.66% + SOFR thereafter)
4.55% 07/22/28 (h)	25,000	24,641
UBS Group AG
4.88% 05/15/45	50,000	47,633
Unilever Capital Corp.
2.90% 05/05/27	50,000	47,737

See Notes to Schedule of Investments and Notes to Financial Statements.
88	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Principal Amount	Fair Value
Union Electric Co.
3.50% 03/15/29	$ 25,000	$ 23,687
3.65% 04/15/45	35,000	27,550
Union Pacific Corp.
2.80% 02/14/32	15,000	13,314
3.38% 02/14/42	10,000	8,178
3.55% 08/15/39	15,000	12,893
3.95% 08/15/59	20,000	16,386
4.95% 09/09/52	50,000	51,097
United Airlines Pass-Through Trust
5.88% 04/15/29	109,987	111,156
UnitedHealth Group, Inc.
3.70% 12/15/25	110,000	108,228
3.75% 10/15/47	25,000	20,612
3.88% 12/15/28	15,000	14,697
4.45% 12/15/48	10,000	9,170
5.20% 04/15/63	100,000	102,208
5.95% 02/15/41	125,000	137,344
6.88% 02/15/38	50,000	60,432
University of Notre Dame du Lac
3.39% 02/15/48	25,000	20,288
Vale Overseas Ltd.
6.88% 11/10/39	75,000	81,526
Valero Energy Corp.
6.63% 06/15/37	50,000	54,832
VeriSign, Inc.
2.70% 06/15/31	30,000	25,742
Verisk Analytics, Inc.
4.13% 03/15/29	60,000	58,646
Verizon Communications, Inc.
2.88% 11/20/50	50,000	34,067
3.88% 02/08/29 - 03/01/52	105,000	86,113
4.02% 12/03/29	50,000	48,376
4.33% 09/21/28	284,000	281,086
VF Corp.
2.95% 04/23/30	75,000	62,675
VMware LLC
4.50% 05/15/25	25,000	24,759
Vodafone Group PLC
4.25% 09/17/50	75,000	62,443
Vulcan Materials Co.
4.70% 03/01/48	50,000	46,881
W R Berkley Corp.
4.00% 05/12/50	20,000	15,988
Wachovia Corp.
5.50% 08/01/35	100,000	101,275
Walmart, Inc.
3.25% 07/08/29	40,000	38,417
4.50% 04/15/53	200,000	194,808
Walt Disney Co.
3.38% 11/15/26	50,000	48,546
3.60% 01/13/51	25,000	20,115
	Principal Amount	Fair Value
4.70% 03/23/50	$ 50,000	$ 48,663
Warnermedia Holdings, Inc.
3.64% 03/15/25	50,000	48,948
3.76% 03/15/27	75,000	71,882
4.28% 03/15/32	40,000	36,595
5.05% 03/15/42	15,000	13,225
5.39% 03/15/62	15,000	12,900
Waste Connections, Inc.
3.50% 05/01/29	50,000	47,825
Waste Management, Inc.
2.00% 06/01/29	25,000	22,249
Wells Fargo & Co.
4.15% 01/24/29	100,000	97,286
4.40% 06/14/46	50,000	42,033
Wells Fargo & Co. (4.90% fixed rate until 07/25/32; 2.10% + SOFR thereafter)
4.90% 07/25/33 (h)	60,000	58,489
Wells Fargo & Co. (5.01% fixed rate until 04/04/50; 4.50% + 3-month Term SOFR)
5.01% 04/04/51 (h)	125,000	119,230
Wells Fargo Bank NA
5.55% 08/01/25	250,000	252,592
Welltower OP LLC
4.13% 03/15/29	75,000	72,358
Western Digital Corp.
3.10% 02/01/32	30,000	23,891
Westlake Corp.
4.38% 11/15/47	50,000	41,886
Westpac Banking Corp.
1.95% 11/20/28	25,000	22,120
3.74% 08/26/25	50,000	49,194
Whirlpool Corp.
4.70% 05/14/32	15,000	14,560
Williams Cos., Inc.
5.65% 03/15/33	100,000	104,550
5.75% 06/24/44	65,000	65,619
Wisconsin Electric Power Co.
4.30% 10/15/48	10,000	8,753
Wisconsin Public Service Corp.
3.30% 09/01/49	20,000	14,596
WP Carey, Inc.
3.85% 07/15/29	50,000	46,882
Zimmer Biomet Holdings, Inc.
3.55% 04/01/25	50,000	48,967
Zoetis, Inc.
3.00% 05/15/50	70,000	50,882
		42,869,673
Non-Agency Collateralized Mortgage Obligations - 0.1%
Bank
2.98% 11/15/62	50,000	44,458

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	89

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Principal Amount	Fair Value
3.01% 09/15/62	$ 50,000	$ 43,435
BBCMS Mortgage Trust
2.69% 11/15/54	150,000	127,539
4.31% 12/15/51	50,000	48,344
Benchmark Mortgage Trust
2.58% 04/15/54	150,000	121,084
Citigroup Commercial Mortgage Trust
2.87% 08/10/56	100,000	89,217
4.03% 05/10/47	100,000	98,772
CSAIL Commercial Mortgage Trust
3.45% 09/15/50	150,000	139,392
GS Mortgage Securities Trust
2.78% 10/10/49	36,034	34,991
3.97% 02/10/52	50,000	47,060
Morgan Stanley Bank of America Merrill Lynch Trust
3.72% 12/15/49	89,000	84,841
Morgan Stanley Capital I Trust
3.60% 12/15/49	150,000	140,538
UBS Commercial Mortgage Trust
4.07% 12/15/51	35,339	33,622
Wells Fargo Commercial Mortgage Trust
2.73% 02/15/53	100,000	87,884
3.73% 05/15/52	175,000	162,527
		1,303,704
Sovereign Bonds - 0.1%
Canada Government International Bonds
3.75% 04/26/28	150,000	148,740
Chile Government International Bonds
3.86% 06/21/47	100,000	81,798
Export Development Canada
3.00% 05/25/27	50,000	48,278
Indonesia Government International Bonds
3.05% 03/12/51	100,000	76,409
4.75% 02/11/29	100,000	100,783
Israel Government International Bonds
3.88% 07/03/50	100,000	76,963
Japan Bank for International Cooperation
1.25% 01/21/31	150,000	121,741
2.88% 07/21/27	100,000	95,224
Korea International Bonds
1.75% 10/15/31	100,000	83,905
Mexico Government International Bonds
3.75% 01/11/28	100,000	96,423
4.75% 03/08/44	52,000	44,616
	Principal Amount	Fair Value
4.88% 05/19/33	$ 100,000	$ 96,350
6.05% 01/11/40	55,000	55,519
Panama Government International Bonds
3.87% 07/23/60	50,000	29,913
6.70% 01/26/36	75,000	74,404
Peru Government International Bonds
3.00% 01/15/34	29,000	24,455
3.23% 07/28/21	25,000	15,557
6.55% 03/14/37	47,000	52,278
Philippines Government International Bonds
2.95% 05/05/45	100,000	75,205
10.63% 03/16/25	250,000	266,260
Republic of Poland Government International Bonds
4.88% 10/04/33	125,000	126,417
Svensk Exportkredit AB
4.38% 02/13/26	150,000	149,785
Uruguay Government International Bonds
5.10% 06/18/50	50,000	50,127
		1,991,150
Municipal Bonds and Notes - 0.1%
Board of Regents of the University of Texas System, TX
4.79% 08/15/46	100,000	99,527
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, IL
6.90% 12/01/40	72,773	82,816
Commonwealth of Massachusetts, MA
4.50% 08/01/31	100,000	99,604
Dallas Area Rapid Transit, TX
5.02% 12/01/48	50,000	50,677
Dallas Fort Worth International Airport, TX
4.09% 11/01/51	5,000	4,366
Los Angeles Department of Water & Power, CA
6.60% 07/01/50	90,000	109,878
Los Angeles Unified School District, CA
5.76% 07/01/29	110,000	114,311
New York City Municipal Water Finance Authority, NY
6.01% 06/15/42	50,000	56,279
New York State Urban Development Corp., NY
3.90% 03/15/33	25,000	23,562

See Notes to Schedule of Investments and Notes to Financial Statements.
90	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
	Principal Amount	Fair Value
North Texas Tollway Authority, TX
6.72% 01/01/49	$ 100,000	$ 123,386
Port Authority of New York & New Jersey, NY
5.31% 08/01/46	125,000	122,439
Regents of the University of California Medical Center Pooled Revenue, CA
6.58% 05/15/49	100,000	116,909
Sales Tax Securitization Corp., IL
4.64% 01/01/40	25,000	24,304
San Joaquin Hills Transportation Corridor Agency, CA
3.49% 01/15/50	100,000	76,681
South Carolina Public Service Authority, SC
6.45% 01/01/50	50,000	56,329
State of California, CA
2.50% 10/01/29	100,000	90,526
7.60% 11/01/40	50,000	63,662
Texas Transportation Commission, TX
2.56% 04/01/42	80,000	60,908
		1,376,164
Total Bonds and Notes (Cost $242,340,940)		228,548,160
	Number of Shares
Exchange Traded & Mutual Funds - 13.9%
SPDR Bloomberg High Yield Bond ETF (i)	426,678	40,419,207
	Number of Shares	Fair Value
SPDR Bloomberg International Treasury Bond ETF (i)	1,184,244	$ 27,450,776
SPDR Gold Shares (a)(i)	142,453	27,232,740
SPDR Portfolio Aggregate Bond ETF (i)	2,899,192	74,335,283
SPDR Portfolio Long Term Treasury ETF (i)	713,771	20,713,634
Total Exchange Traded & Mutual Funds (Cost $180,448,896)		190,151,640
Total Investments in Securities (Cost $1,230,036,819)		1,335,927,435
Short-Term Investments - 2.2%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 5.36% (i)(j) (Cost $30,259,029)	30,259,029	30,259,029
Total Short-Term Investments (Cost $30,259,029)		30,259,029
Total Investments (Cost $1,260,295,848)		1,366,186,464
Liabilities in Excess of Other Assets, net - (0.1)%		(1,261,283)
NET ASSETS - 100.0%		$ 1,364,925,181

Other Information:
The Fund had the following long futures contracts open at December 31, 2023:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Index Futures	March 2024	79	$ 3,897,182	$ 4,083,115	$ 185,933
MSCI EAFE Mini Index Futures	March 2024	44	4,754,469	4,955,280	200,811
E-mini Russell 2000 Index Futures	March 2024	8	761,226	819,080	57,854
S&P/Toronto Stock Exchange 60 Index	March 2024	3	559,122	578,068	18,946
E-mini Russell 1000 Index Futures	March 2024	12	1,527,430	1,589,280	61,850
					$ 525,394
During the year ended December 31, 2023, the average notional value related to long futures contracts was $13,415,956.
See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	91

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At December 31, 2023, all or a portion of this security was pledged to cover collateral requirements for futures and/or TBAs.
(c)	State Street Corporation is the parent company of SSGA Funds Management, Inc., the Fund's investment adviser and administrator, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund's Board of Directors. Security value is determined based on level 3 inputs.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2023, these securities amounted to $8,046,969 or 0.59% of the net assets of the State Street Total Return V.I.S. Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Directors.
(g)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(h)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(i)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(j)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2023.
*	Less than 0.05%.
**	Amount is less than $0.50.
Abbreviations:
ADR - American Depositary Receipt
CMT - Constant Maturity Treasury
GDR - Global Depositary Receipt
LIBOR - London Interbank Offered Rate
NVDR - Non-Voting Depositary Receipt
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
TBA - To Be Announced

See Notes to Schedule of Investments and Notes to Financial Statements.
92	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2023:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Domestic Equity	$ 616,330,925	$ 2,996	$ 2,497	$ 616,336,418
Foreign Equity	300,785,177	106,040	0(a)	300,891,217
U.S. Treasuries	—	134,396,035	—	134,396,035
Agency Mortgage Backed	—	44,634,564	—	44,634,564
Agency Collateralized Mortgage Obligations	—	1,271,303	—	1,271,303
Asset Backed	—	705,567	—	705,567
Corporate Notes	—	42,869,673	—	42,869,673
Non-Agency Collateralized Mortgage Obligations	—	1,303,704	—	1,303,704
Sovereign Bonds	—	1,991,150	—	1,991,150
Municipal Bonds and Notes	—	1,376,164	—	1,376,164
Exchange Traded & Mutual Funds	190,151,640	—	—	190,151,640
Short-Term Investments	30,259,029	—	—	30,259,029
Total Investments in Securities	$ 1,137,526,771	$ 228,657,196	$ 2,497	$ 1,366,186,464
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$ 525,394	$ —	$ —	$ 525,394
Total Other Financial Instruments	$ 525,394	$ —	$ —	$ 525,394

(a)	The Fund held Level 3 securities that were valued at $0 at December 31, 2023.
The Fund was invested in the following countries/territories at December 31, 2023 (Unaudited):
Country/Territory	Percentage (based on Fair Value)
United States	77.14%
Japan	2.85%
China	2.41%
Canada	1.60%
United Kingdom	1.51%
India	1.48%
Taiwan	1.41%
France	1.27%
Republic of Korea	1.18%
Germany	1.09%
Australia	1.02%
Switzerland	0.80%
Netherlands	0.71%
Brazil	0.59%
Denmark	0.41%
Sweden	0.41%
Saudi Arabia	0.37%
Spain	0.33%
Mexico	0.29%
Italy	0.28%
South Africa	0.28%
Hong Kong	0.26%
Singapore	0.21%
Thailand	0.18%
Indonesia	0.18%
Supranational	0.16%
Finland	0.13%
Belgium	0.13%
Country/Territory	Percentage (based on Fair Value)
Malaysia	0.12%
United Arab Emirates	0.11%
Norway	0.10%
Poland	0.10%
Qatar	0.09%
Israel	0.09%
Philippines	0.08%
Ireland	0.08%
Chile	0.07%
Kuwait	0.07%
Turkey	0.06%
Greece	0.04%
Austria	0.04%
Puerto Rico	0.04%
New Zealand	0.03%
Hungary	0.02%
Peru	0.02%
Portugal	0.02%
Luxembourg	0.02%
Bermuda	0.02%
Macau	0.02%
Czech Republic	0.01%
Monaco	0.01%
Ghana	0.01%
Panama	0.01%
Cameroon	0.01%
Colombia	0.01%
Cayman Islands	0.01%

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	93

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
Country/Territory	Percentage (based on Fair Value)
Romania	0.01%
Bahamas	0.00%***
Zambia	0.00%***
Uruguay	0.00%***
Burkina Faso	0.00%***
UAE	0.00%***
Egypt	0.00%***
Jordan	0.00%***
Country/Territory	Percentage (based on Fair Value)
Guernsey	0.00%***
Malta	0.00%***
Gibraltar	0.00%***
Russian Federation	0.00%***
100.00%

***	Less than 0.005%.

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at December 31, 2023 (Unaudited):
Industry	Domestic	Foreign	Total
Exchange Traded Funds	13.92%	0.00%	13.92%
Diversified Banks	0.96%	3.05%	4.01%
Semiconductors	2.47%	0.96%	3.43%
Technology Hardware, Storage & Peripherals	2.43%	0.65%	3.08%
Systems Software	2.84%	0.03%	2.87%
Pharmaceuticals	1.72%	0.92%	2.64%
Interactive Media & Services	1.97%	0.48%	2.45%
Application Software	1.57%	0.26%	1.83%
Broadline Retail	1.15%	0.55%	1.70%
Biotechnology	1.51%	0.13%	1.64%
Automobile Manufacturers	0.70%	0.62%	1.32%
Integrated Oil & Gas	0.57%	0.68%	1.25%
Healthcare Equipment	1.00%	0.14%	1.14%
Regional Banks	1.03%	0.05%	1.08%
Transaction & Payment Processing Services	0.95%	0.09%	1.04%
Aerospace & Defense	0.66%	0.27%	0.93%
Electric Utilities	0.57%	0.35%	0.92%
Industrial Machinery & Supplies & Components	0.59%	0.26%	0.85%
Packaged Foods & Meats	0.58%	0.26%	0.84%
Semiconductor Materials & Equipment	0.41%	0.41%	0.82%
Oil & Gas Exploration & Production	0.60%	0.17%	0.77%
IT Consulting & Other Services	0.41%	0.32%	0.73%
Restaurants	0.50%	0.18%	0.68%
Life Sciences Tools & Services	0.58%	0.10%	0.68%
Electrical Components & Equipment	0.44%	0.23%	0.67%
Life & Health Insurance	0.20%	0.44%	0.64%
Specialty Chemicals	0.36%	0.27%	0.63%
Managed Healthcare	0.61%	0.01%	0.62%
Property & Casualty Insurance	0.44%	0.18%	0.62%
Multi-Sector Holdings	0.54%	0.07%	0.61%
Asset Management & Custody Banks	0.45%	0.15%	0.60%
Industrial Conglomerates	0.27%	0.32%	0.59%
Trading Companies & Distributors	0.34%	0.25%	0.59%
Consumer Staples Merchandise Retail	0.53%	0.06%	0.59%
Integrated Telecommunication Services	0.24%	0.34%	0.58%
Financial Exchanges & Data	0.42%	0.16%	0.58%
Soft Drinks & Non-alcoholic Beverages	0.47%	0.09%	0.56%
Apparel, Accessories & Luxury Goods	0.12%	0.43%	0.55%
Building Products	0.41%	0.13%	0.54%
Household Products	0.43%	0.08%	0.51%
See Notes to Schedule of Investments and Notes to Financial Statements.
94	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
Industry	Domestic	Foreign	Total
Movies & Entertainment	0.42%	0.04%	0.46%
Investment Banking & Brokerage	0.39%	0.07%	0.46%
Personal Care Products	0.16%	0.28%	0.44%
Construction Machinery & Heavy Transportation Equipment	0.28%	0.16%	0.44%
Hotels, Resorts & Cruise Lines	0.33%	0.10%	0.43%
Diversified Metals & Mining	0.02%	0.40%	0.42%
Steel	0.19%	0.23%	0.42%
Rail Transportation	0.22%	0.20%	0.42%
Oil & Gas Refining & Marketing	0.19%	0.23%	0.42%
Home Improvement Retail	0.39%	0.01%	0.40%
Construction & Engineering	0.23%	0.17%	0.40%
Communications Equipment	0.34%	0.05%	0.39%
Multi-Utilities	0.25%	0.12%	0.37%
Research & Consulting Services	0.23%	0.13%	0.36%
Oil & Gas Storage & Transportation	0.19%	0.15%	0.34%
Healthcare Services	0.32%	0.02%	0.34%
Electronic Components	0.12%	0.23%	0.35%
Wireless Telecommunication Services	0.08%	0.26%	0.34%
Home Building	0.29%	0.04%	0.33%
Apparel Retail	0.23%	0.10%	0.33%
Multi-Line Insurance	0.05%	0.27%	0.32%
Consumer Finance	0.26%	0.06%	0.32%
Food Retail	0.07%	0.25%	0.32%
Tobacco	0.19%	0.12%	0.31%
Human Resource & Employment Services	0.24%	0.06%	0.30%
Industrial Gases	0.21%	0.08%	0.29%
Commodity Chemicals	0.10%	0.18%	0.28%
Air Freight & Logistics	0.19%	0.10%	0.29%
Electronic Equipment & Instruments	0.18%	0.10%	0.28%
Retail REITs	0.23%	0.05%	0.28%
Oil & Gas Equipment & Services	0.26%	0.01%	0.27%
Healthcare Supplies	0.13%	0.13%	0.26%
Internet Services & Infrastructure	0.19%	0.08%	0.27%
Construction Materials	0.17%	0.09%	0.26%
Automotive Parts & Equipment	0.15%	0.10%	0.25%
Casinos & Gaming	0.13%	0.10%	0.23%
Industrial REITs	0.17%	0.05%	0.22%
Insurance Brokers	0.21%	0.00%	0.21%
Automotive Retail	0.18%	0.03%	0.21%
Gold	0.05%	0.16%	0.21%
Interactive Home Entertainment	0.07%	0.13%	0.20%
Distillers & Vintners	0.05%	0.15%	0.20%
Cable & Satellite	0.20%	0.00%	0.20%
Healthcare Facilities	0.12%	0.07%	0.19%
Environmental & Facilities Services	0.17%	0.02%	0.19%
Gas Utilities	0.09%	0.09%	0.18%
Other Specialty Retail	0.14%	0.03%	0.17%
Diversified Financial Services	0.08%	0.09%	0.17%
Footwear	0.14%	0.01%	0.15%
Diversified Support Services	0.12%	0.04%	0.16%
Consumer Electronics	0.03%	0.12%	0.15%
Brewers	0.01%	0.14%	0.15%
Passenger Airlines	0.10%	0.05%	0.15%
Diversified Capital Markets	0.00%	0.15%	0.15%
See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	95

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
Industry	Domestic	Foreign	Total
Telecom Tower REITs	0.14%	0.00%	0.14%
Electronic Manufacturing Services	0.05%	0.08%	0.13%
Agricultural & Farm Machinery	0.11%	0.02%	0.13%
Cargo Ground Transportation	0.13%	0.01%	0.14%
Healthcare Distributors	0.12%	0.01%	0.13%
Health Care REITs	0.13%	0.00%	0.13%
Mortgage REITs	0.13%	0.00%	0.13%
Education Services	0.10%	0.03%	0.13%
Office REITs	0.11%	0.02%	0.13%
Real Estate Services	0.11%	0.02%	0.13%
Passenger Ground Transportation	0.10%	0.02%	0.12%
Reinsurance	0.06%	0.06%	0.12%
Multi-Family Residential REITs	0.12%	0.00%	0.12%
Fertilizers & Agricultural Chemicals	0.06%	0.05%	0.11%
Advertising	0.07%	0.04%	0.11%
Independent Power Producers & Energy Traders	0.02%	0.09%	0.11%
Diversified Real Estate Activities	0.01%	0.10%	0.11%
Marine Transportation	0.02%	0.09%	0.11%
Diversified REITs	0.07%	0.04%	0.11%
Data Processing & Outsourced Services	0.09%	0.01%	0.10%
Coal & Consumable Fuels	0.04%	0.07%	0.11%
Commercial & Residential Mortgage Finance	0.10%	0.00%	0.10%
Real Estate Operating Companies	0.02%	0.08%	0.10%
Hotel & Resort REITs	0.09%	0.00%	0.09%
Data Center REITs	0.09%	0.00%	0.09%
Other Specialized REITs	0.09%	0.00%	0.09%
Paper & Plastic Packaging Products & Materials	0.07%	0.02%	0.09%
Water Utilities	0.07%	0.02%	0.09%
Real Estate Development	0.01%	0.08%	0.09%
Copper	0.05%	0.04%	0.09%
Leisure Products	0.06%	0.02%	0.08%
Oil & Gas Drilling	0.07%	0.02%	0.09%
Heavy Electrical Equipment	0.01%	0.07%	0.08%
Technology Distributors	0.07%	0.01%	0.08%
Diversified Chemicals	0.01%	0.07%	0.08%
Healthcare Technology	0.07%	0.01%	0.08%
Food Distributors	0.06%	0.01%	0.07%
Self Storage REITs	0.08%	0.00%	0.08%
Agricultural Products & Services	0.06%	0.02%	0.08%
Renewable Electricity	0.03%	0.04%	0.07%
Leisure Facilities	0.04%	0.03%	0.07%
Tires & Rubber	0.01%	0.05%	0.06%
Metal, Glass & Plastic Containers	0.06%	0.01%	0.07%
Paper Products	0.01%	0.05%	0.06%
Single-Family Residential REITs	0.06%	0.00%	0.06%
Aluminum	0.02%	0.03%	0.05%
Drug Retail	0.02%	0.04%	0.06%
Airport Services	0.00%	0.05%	0.05%
Broadcasting	0.04%	0.01%	0.05%
Motorcycle Manufacturers	0.00%	0.04%	0.04%
Household Appliances	0.03%	0.02%	0.05%
Alternative Carriers	0.04%	0.00%	0.04%
Highways & Railtracks	0.00%	0.04%	0.04%
Distributors	0.04%	0.00%	0.04%
See Notes to Schedule of Investments and Notes to Financial Statements.
96	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — December 31, 2023
Industry	Domestic	Foreign	Total
Security & Alarm Services	0.02%	0.02%	0.04%
Timber REITs	0.04%	0.00%	0.04%
Specialized Finance	0.00%	0.04%	0.04%
Specialized Consumer Services	0.03%	0.00%	0.03%
Home Furnishing Retail	0.03%	0.01%	0.04%
Publishing	0.03%	0.00%	0.03%
Office Services & Supplies	0.03%	0.00%	0.03%
Home Furnishings	0.03%	0.00%	0.03%
Computer & Electronics Retail	0.02%	0.00%	0.02%
Precious Metals & Minerals	0.00%	0.02%	0.02%
Commercial Printing	0.01%	0.02%	0.03%
Marine Ports & Services	0.00%	0.02%	0.02%
Silver	0.01%	0.01%	0.02%
Forest Products	0.00%	0.01%	0.01%
Textiles	0.00%	0.00%	0.00%***
Housewares & Specialties	0.00%	0.00%	0.00%***
			81.06%
Sector	Percentage (based on Fair Value)
U.S. Treasuries	9.84%
Agency Mortgage Backed	3.27%
Corporate Notes	3.14%
Sovereign Bonds	0.15%
Municipal Bonds and Notes	0.10%
Non-Agency Collateralized Mortgage Obligations	0.09%
Agency Collateralized Mortgage Obligations	0.09%
Sector	Percentage (based on Fair Value)
Asset Backed	0.05%
16.73%
Short-Term Investments	2.21%
100.00%

***	Less than 0.005%.

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
SPDR Bloomberg High Yield Bond ETF	150,705	$ 13,563,450	$110,195,230	$ 82,031,411	$(3,030,840)	$ 1,722,778	426,678	$ 40,419,207	$2,546,828
SPDR Bloomberg International Treasury Bond ETF	2,402,330	53,884,262	61,523,194	90,193,783	(189,539)	2,426,642	1,184,244	27,450,776	782,077
SPDR Gold Shares	—	—	29,921,589	4,681,738	55,705	1,937,184	142,453	27,232,740	—
SPDR Portfolio Aggregate Bond ETF	2,657,053	66,771,742	147,026,201	143,076,482	957,642	2,656,180	2,899,192	74,335,283	1,285,162
SPDR Portfolio Long Term Treasury ETF	1,523,635	44,231,124	50,833,682	73,099,565	(6,187,418)	4,935,811	713,771	20,713,634	731,780
State Street Corp.	3,761	291,741	109,044	129,767	(34,180)	23,505	3,361	260,343	10,169
State Street Institutional U.S. Government Money Market Fund - Class G Shares	52,907,231	52,907,231	393,180,433	415,828,635	—	—	30,259,029	30,259,029	3,747,079
TOTAL		$231,649,550	$792,789,373	$809,041,381	$(8,428,630)	$13,702,100		$220,671,012	$9,103,095
See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	97

State Street Total Return V.I.S. Fund
Financial Highlights
Selected data based on a share outstanding throughout the fiscal years indicated
	Class 1
	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Inception date					7/1/85
Net asset value, beginning of period	$ 13.06	$ 16.06	$ 16.63	$ 15.91	$ 14.06
Income/(loss) from investment operations:
Net investment income(a)	0.30	0.29	0.40	0.27	0.34
Net realized and unrealized gains/(losses) on investments	1.73	(2.94)	1.84	0.75	1.88
Total income/(loss) from investment operations	2.03	(2.65)	2.24	1.02	2.22
Contribution from Advisor	—	—	0.00 (b)	—	—
Contribution from Affiliate	—	—	0.00 (b)	—	—
Less distributions from:
Net investment income	(0.33)	(0.13)	(0.39)	(0.30)	(0.37)
Net realized gains	—	(0.22)	(2.42)	—	—
Total distributions	(0.33)	(0.35)	(2.81)	(0.30)	(0.37)
Net asset value, end of period	$ 14.76	$ 13.06	$ 16.06	$ 16.63	$ 15.91
Total Return(c)	15.48%	(16.51)%	13.45% (d)	6.44%	15.81%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$614,415	$588,132	$768,504	$743,820	$764,667
Ratios to average net assets:
Net expenses	0.59%	0.64%	0.62%	0.60%	0.61%
Gross expenses	0.59%	0.64%	0.62%	0.60%	0.61%
Net investment income	2.12%	2.02%	2.22%	1.77%	2.24%
Portfolio turnover rate	72% (e)	109% (e)	118% (e)	92% (e)	81%
Notes to Financial Highlights
(a)	Per share values have been calculated using the average shares method.
(b)	Rounds to less than $0.005.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(d)	The contribution from an Affiliate and the Adviser had no impact on total return.
(e)	The portfolio turnover calculated for the fiscal years ended 12/31/23, 12/31/22, 12/31/21 and 12/31/20 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 76%, 127%, 144% and 103%, respectively.
The accompanying Notes are an integral part of these financial statements.
98	Financial Highlights

State Street Total Return V.I.S. Fund
Financial Highlights, continued
Selected data based on a share outstanding throughout the fiscal years indicated
	Class 3
	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Inception date					5/1/06
Net asset value, beginning of period	$ 13.05	$ 16.00	$ 16.57	$ 15.86	$ 14.01
Income/(loss) from investment operations:
Net investment income(a)	0.26	0.25	0.35	0.23	0.30
Net realized and unrealized gains/(losses) on investments	1.73	(2.92)	1.84	0.74	1.88
Total income/(loss) from investment operations	1.99	(2.67)	2.19	0.97	2.18
Contribution from Advisor	—	—	0.00 (b)	—	—
Contribution from Affiliate	—	—	0.00 (b)	—	—
Less distributions from:
Net investment income	(0.29)	(0.06)	(0.34)	(0.26)	(0.33)
Net realized gains	—	(0.22)	(2.42)	—	—
Total distributions	(0.29)	(0.28)	(2.76)	(0.26)	(0.33)
Net asset value, end of period	$ 14.75	$ 13.05	$ 16.00	$ 16.57	$ 15.86
Total Return(c)	15.21%	(16.72)%	13.20% (d)	6.14%	15.57%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$750,510	$748,657	$1,035,137	$1,063,931	$1,156,437
Ratios to average net assets:
Net expenses	0.84%	0.89%	0.87%	0.85%	0.86%
Gross expenses	0.84%	0.89%	0.87%	0.85%	0.86%
Net investment income	1.87%	1.77%	1.95%	1.52%	1.99%
Portfolio turnover rate	72% (e)	109% (e)	118% (e)	92% (e)	81%
Notes to Financial Highlights
(a)	Per share values have been calculated using the average shares method.
(b)	Rounds to less than $0.005.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(d)	The contribution from an Affiliate and the Adviser had no impact on total return.
(e)	The portfolio turnover calculated for the fiscal years ended 12/31/23, 12/31/22, 12/31/21 and 12/31/20 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 76%, 127%, 144% and 103%, respectively.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	99

State Street Total Return V.I.S. Fund
Statement of Assets and Liabilities — December 31, 2023
Assets
Investments in unaffiliated securities, at fair value (cost $1,049,334,768)	$ 1,145,515,452
Investments in affiliated securities, at fair value (cost $210,961,080)	220,671,012
Cash	5,097
Foreign currency (cost $2,051,922)	2,272,778
Receivable for investments sold	1,041,248
Income receivables	3,463,344
Income receivable from affiliated investments	222,264
Receivable for accumulated variation margin on futures contracts	525,782
Other assets	7,663
Total assets	1,373,724,640
Liabilities
Net cash collateral on futures contracts due to broker	54,679
Payable for investments purchased	5,848,875
Payable for fund shares redeemed	249,776
Payable to the Adviser	398,169
Payable for custody, fund accounting and sub-administration fees	77,264
Accrued other expenses	212,085
Distribution and service fees	1,497,097
Accrued foreign capital gains tax	461,514
Total liabilities	8,799,459

Net Assets	$ 1,364,925,181
Net Assets Consist of:
Capital paid in	$ 1,364,730,853
Total distributable earnings (loss)	194,328
Net Assets	$ 1,364,925,181

Class 1:
Net Assets	$ 614,414,749
Shares outstanding ($0.01 par value, unlimited shares authorized)	41,629,971
Net asset value, offering and redemption price per share	$ 14.76

Class 3:
Net Assets	$ 750,510,432
Shares outstanding ($0.01 par value, unlimited shares authorized)	50,895,932
Net asset value per share	$ 14.75
The accompanying Notes are an integral part of these financial statements.
100	Statement of Assets and Liabilities

State Street Total Return V.I.S. Fund
Statement of Operations — For the year ended December 31, 2023
Investment Income
Income
Dividend	$ 20,697,654
Interest	7,790,378
Income from affiliated investments	9,103,095
Less: Foreign taxes withheld	(1,287,548)
Total income	36,303,579
Expenses
Advisory and administration fees	4,696,543
Distribution and service fees
Class 1	1,193,210
Class 3	3,353,691
Directors' fees	31,862
Custody, fund accounting and sub-administration fees	348,431
Professional fees	85,383
Registration fees	1,193
Other expenses	25,969
Total expenses	9,736,282
Net investment income (loss)	$ 26,567,297
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$ (14,257,353)(a)
Affiliated investments	(8,428,630)
Futures	514,537
Foreign currency transactions	(176,293)
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	172,834,656 (b)
Affiliated investments	13,702,100
Futures	775,370
Foreign currency translations	251,174
Net realized and unrealized gain (loss) on investments	165,215,561
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 191,782,858
(a)	Includes $(11,326) of net realized gains from foreign capital tax gain.
(b)	Includes change in deferred foreign capital gains tax amounted to $(369,340).
The accompanying Notes are an integral part of these financial statements.
Statement of Operations	101

State Street Total Return V.I.S. Fund
Statements of Changes in Net Assets
	Year Ended December 31, 2023	Year Ended December 31, 2022
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$ 26,567,297	$ 28,023,620
Net realized gain (loss) on investments, futures and foreign currency transactions	(22,347,739)	(97,521,454)
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures and foreign currency translations	187,563,300	(221,082,442)
Net increase (decrease) from operations	191,782,858	(290,580,276)
Distributions to shareholders:
Total distributions
Class 1	(13,520,779)	(15,319,576)
Class 3	(14,685,388)	(15,466,507)
Total distributions	(28,206,167)	(30,786,083)
Increase (decrease) in assets from operations and distributions	163,576,691	(321,366,359)
Share transactions:
Proceeds from sale of shares
Class 1	2,733,621	1,961,800
Class 3	12,013,475	14,471,950
Value of distributions reinvested
Class 1	13,520,779	15,319,576
Class 3	14,685,388	15,466,507
Cost of shares redeemed
Class 1	(62,632,529)	(58,470,940)
Class 3	(115,760,740)	(134,235,003)
Net increase (decrease) from share transactions	(135,440,006)	(145,486,110)
Total increase (decrease) in net assets	28,136,685	(466,852,469)
Net Assets
Beginning of year	1,336,788,496	1,803,640,965
End of year	$ 1,364,925,181	$ 1,336,788,496
Changes in Fund Shares
Class 1
Shares sold	198,196	137,320
Issued for distributions reinvested	918,531	1,173,015
Shares redeemed	(4,504,249)	(4,136,020)
Net increase (decrease) in fund shares	(3,387,522)	(2,825,685)
Class 3
Shares sold	868,314	998,611
Issued for distributions reinvested	998,327	1,185,173
Shares redeemed	(8,325,107)	(9,515,299)
Net increase (decrease) in fund shares	(6,458,466)	(7,331,515)
The accompanying Notes are an integral part of these financial statements.
102	Statements of Changes in Net Assets

State Street Total Return V.I.S. Fund
Notes to Financial Statements — December 31, 2023
1. Organization of the Company
State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund (the “Fund”), State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act, except for the State Street Premier Growth Equity V.I.S. Fund, which is a non-diversified investment company.
Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.
The Company currently offers two share classes of the Fund as investment options for variable life insurance and variable annuity contracts — Class 1 and Class 3. Class 3 shares were first offered on May 1, 2006, and Fund shares outstanding prior to May 1, 2006 were designated as Class 1 shares. Each class of shares has different fees and expenses, and as a result, each class of shares will have different share price and performance. Not all variable contracts offer each class of the Fund’s shares.
Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.
2.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company's Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•	Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
Notes to Financial Statements	103

State Street Total Return V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2023
•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•	Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•	Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of the Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
104	Notes to Financial Statements

State Street Total Return V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2023
The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2023 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
The Fund invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Fund’s policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year-end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.
Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2023, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.
Distributions The Fund declares and pays any dividends from net investment income annually.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities During the fiscal year ended December 31, 2023, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities
Notes to Financial Statements	105

State Street Total Return V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2023 purchased on a delayed delivery or when-issued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
To-Be-Announced Transactions The Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. The Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
4.Derivative Financial Instruments
Futures Contracts The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is shown as Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the fiscal year ended December 31, 2023, the Fund entered into futures contracts for cash equitization.
106	Notes to Financial Statements

State Street Total Return V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2023
The following tables summarize the value of the Fund’s derivative instruments as of December 31, 2023 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Total Return V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	$ 525,782	$ —	$ 525,782

Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Total Return V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	$ 514,537	$ —	$ 514,537

Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Total Return V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	$ 775,370	$ —	$ 775,370
5.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.35%.
Investor Service Plan — Class 1 and Class 3 Shares The Company adopted an Investor Service Plan (the “Service Plan”) on December 9, 2005 for Class 1 shares and on May 1, 2009 for Class 3 shares of the Fund. The Service Plan was not adopted pursuant to Rule 12b-1 under the 1940 Act. Each Service Plan provides that during any fiscal year, the amount of compensation paid under the Service Plan by the Fund Class 1 or Class 3 shares may not exceed the annual rate of 0.20% of the average daily net assets of the Fund attributable to each such share class.
Distribution and Shareholder Service (12b-1) Fees The Company has adopted a Distribution and Service (12b-1) Plan (the “12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to each of Class 1 and Class 3 shares of the Fund. Under the 12b-1 Plan for Class 1 shares that became effective May 1, 2009, payments made under the Class 1 Investor Service Plan are covered in the event that any portion of compensation paid pursuant to the Class 1 Investor Service Plan is determined to be an indirect use of the assets attributable to the Class 1 shares to finance distribution of such shares. Under the 12b-1 Plan for Class 3 shares, the Company, on behalf of the Fund, may have compensated State Street Global Advisors Funds Distributors, LLC (“SSGA FD”), the distributor of the shares of the Fund, for certain sales services provided by SSGA FD or other broker dealers and investor services provided by SSGA FD or other service providers relating to the Fund’s Class 3 shares, including services to owners or prospective owners of variable contracts issued by insurance companies that offer Class 3 shares as an investment option under such variable contracts. The amount of compensation paid under the 12b-1 Plan for Class 3 shares may not exceed 0.25% of the average daily net assets of the Fund attributable to such
Notes to Financial Statements	107

State Street Total Return V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2023 share class. The 12b-1 Plan continues in effect from year to year for so long as such continuance is approved annually by the Board, including by those Directors who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to it. In addition, the Class 3 12b-1 Plan covers payments made under the Class 3 Investor Service Plan in the event that any portion of compensation paid pursuant to the Class 3 Investor Service Plan is determined to be an indirect use of the assets attributable to the Class 3 shares to finance distribution of such shares.
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.
Other Transactions with Affiliates The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the fiscal year ended December 31, 2023 are disclosed in the Schedule of Investments.
6.Directors' Fees
The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the fiscal year ended December 31, 2023 were as follows:
U.S. Government Securities
Purchases	Sales
$ 65,098,107	$ 104,797,300
Non-U.S. Government Securities
Purchases	Sales
$ 851,308,815	$ 927,365,461
8.Income Taxes
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on NAVs or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to capital loss carryforwards, nontaxable dividend adjustments to income, foreign currencies, foreign capital gains taxes, REITs, TIPS
108	Notes to Financial Statements

State Street Total Return V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2023 adjustments, premium amortization, investments in futures, investments in partnerships, passive foreign investment company gains and losses, paydown gains and losses, and wash sale loss deferrals.
The tax character of distributions paid during the fiscal year ended December 31, 2023 were as follows:
Ordinary Income	Long-Term Capital Gains	Total
$ 28,206,167	$ —	$ 28,206,167
The tax character of distributions paid during the fiscal year ended December 31, 2022 was as follows:
Ordinary Income	Long-Term Capital Gains	Total
$ 16,660,494	$ 14,125,589	$ 30,786,083
At December 31, 2023, the components of distributable earnings on a tax basis were as follows:
Undistributed Ordinary Income	Tax Exempt Income	Capital Loss Carryforwards	Undistributed long term gain	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
$ 23,433,136	$ —	$ (79,985,555)	$ —	$ 56,746,747	$ —	$ 194,328
As of December 31, 2023, the Fund had capital loss carryforwards available to offset future realized capital gains as follows:
Non-Expiring Short Term	Non-Expiring Long Term
$ 47,191,529	$ 32,794,026
As of December 31, 2023, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$ 1,309,726,199	$ 128,810,571	$ 71,824,912	$ 56,985,659
9.Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $180 million of a $960 million ($200 million of $1.275 billion prior to October 5, 2023) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2024 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Fund had no outstanding loans as of December 31, 2023.
10.Risks
Concentration Risk As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Notes to Financial Statements	109

State Street Total Return V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2023
Interest Rate Risk The risk that fixed income securities will decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise. Changes in governmental policy, including changes in central bank monetary policy, could cause interest rates to rise rapidly, or cause investors to expect a rapid rise in interest rates. This could lead to heightened levels of interest rate, volatility and liquidity risks for the fixed income markets generally and could have a substantial and immediate effect on the values of the Fund’s investments. The U.S. Federal Reserve has been engaged in an aggressive campaign to raise interest rates in an effort to combat high levels of inflation. Interest rate increases may continue. High levels of inflation and/or a significantly changing interest rate environment can lead to heightened levels of volatility and reduced liquidity.
Foreign and Emerging Markets Risk Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
Russian Sanctions Risk Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Fund. Sanctions, or the threat of new or modified sanctions, could impair the ability of a Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund, even if a Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
11.Recent Accounting Pronouncement
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2206 Reference Rate Reform (Topic 848). ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract
110	Notes to Financial Statements

State Street Total Return V.I.S. Fund
Notes to Financial Statements, continued — December 31, 2023 modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
12.Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
Notes to Financial Statements	111

State Street Total Return V.I.S. Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of State Street Total Return V.I.S. Fund and the Board of Directors of State Street Variable Insurance Series Funds, Inc.
Opinion on the Financial Statements and Schedule of Investments in Securities
We have audited the accompanying statement of assets and liabilities of State Street Total Return V.I.S. Fund (the “Fund”) (one of the series constituting State Street Variable Insurance Series Funds, Inc. (the “Company”)), including the summary schedule of investments, as of December 31, 2023, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements and schedule of investments in securities present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Variable Insurance Series Funds, Inc.) at December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 16, 2024
112	Report of Independent Registered Public Accounting Firm

State Street Total Return V.I.S. Fund
Other Information — December 31, 2023 (Unaudited)
Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2023.
Dividends Received Deduction
The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Interest Dividends
The Fund reports the maximum amount allowable as Section 163(j) Interest Dividend.
Proxy Voting Policies and Procedures and Record
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Adviser to vote proxies relating to the Fund’s portfolios of securities are available (i) without charge, upon request by calling 1-800-242-0134 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Fund voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov and on the Fund's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, a complete Schedule of Investments is filed with the SEC as an exhibit to its reports on Form N-PORT, which can be found on the SEC’s website at www.sec.gov and on the Fund's website at www.ssga.com. The Fund's Schedules of Investments are available upon request, without charge, by calling 1-800-242-0134 (toll free).
Other Information	113

State Street Total Return V.I.S. Fund
Other Information, continued — December 31, 2023 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Director and Chairperson of the Board	Term: Indefinite Appointed: 4/16 Elected: 1/19	Associate Justice of the Superior Court, Commonwealth of Massachusetts (2002 – May 2010); Partner, Riley, Burke & Donahue, L.L.P. (law firm) (1985 – 2002); Independent Director, State Street Global Advisors Europe (investment company) (1998 – 2023); Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc) (1998 – 2023); Independent Director, SSGA Fixed Income plc (January 2009 – present); and Independent Director, SSGA Qualified Funds plc (January 2009 – 2019).	54	Board Director and Chairman,
SSGA SPDR ETFs Europe I, plc Board (2011 – March 2023); Board Director and Chairman, SPDR Europe II, plc (2013 – March 2023). Board Director,
State Street Liquidity plc
(1998 – March 2023).

John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1997	Executive, Kleinfeld Bridal Corp. (January 2023 – present); Senior Advisor to NGN Capital LLC (January 2020 – present); Managing General Partner, NGN Capital LLC (2006 – December 2019).	54	Director of Kleinfeld Bridal
Corp. (January 2016 – present);
Trustee of Neuroscience
Research Institute (1986 – 2017); Trustee of Fordham
University (1989 – 1995 and
2001 – 2007) and Trustee
Emeritus (2007 – present);
Trustee and Independent Chairperson of GE Funds (1993 – February 2011); Director, Muscular Dystrophy Association (2019 – present);
Trustee of Gregorian
University Foundation (1992 –
2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 – present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 – present); Trustee, Gallim Dance (December 2021 – present).
114	Other Information

State Street Total Return V.I.S. Fund
Other Information, continued — December 31, 2023 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS (continued)

Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Director, Chairperson of the Audit Committee, Vice-Chairperson of the Nominating Committee and Vice Chairperson of the Governance Committee	Term: Indefinite Appointed: 1/12 Elected: 6/16	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	54	Director- Graduate Management Admissions Council (2015 – present); Trustee of Emmanuel College (2010 – 2019).

Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Chairperson of the Valuation Committee	Term: Indefinite Elected: 1/19	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004 – 2016).	54	None.

Margaret McLaughlin c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Director, Vice-Chairperson of the Audit Committee and Vice-Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Appointed: 9/22	Consultant, Bates Group (consultants) (September 2020 – January 2023); Consultant, Madison Dearborn Partners (private equity) (2019 – 2020); General Counsel/CCO, Kramer Van Kirk Credit Strategies L.P./Mariana Systems LLC (Investment Adviser/SaaS Technology) (2011 – 2019).	54	Director, Manning & Napier Fund Inc (2021 – 2022).

George M. Pereira c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1964	Director, Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Indefinite Appointed: 9/22	Chief Operating Officer (January 2011 – September 2020) and Chief Financial Officer (November 2004 – September 2020), Charles Schwab Investment Management.	54	Director, Pave Finance Inc. (May 2023 – present); Director, Pacific Premier Bancorp, Pacific Premier Bank (2021 – present); Director, Charles Schwab Asset Management (Ireland) Ltd., & Charles Schwab Worldwide Funds plc (2005 – 2020); Director, Rotaplast International, Inc. (non-profit providing free medical services to children worldwide) (2012 – 2018).
Other Information	115

State Street Total Return V.I.S. Fund
Other Information, continued — December 31, 2023 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS (continued)

Mark E. Swanson c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1963	Director and Vice-Chairperson of the Valuation Committee	Term: Indefinite Appointed: 3/23	Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Funds (“RIF”) (1998 – 2022); Global Head of Fund Services, Russell Investments (2013 – 2022); Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Company (“RIC”) (1998 – 2022); President and Chief Executive Officer, RIF (2016 – 2017 and 2020 – 2022); President and Chief Executive Officer, RIC (2016 – 2017 and 2020 – 2022).	54	Director and
President, Russell
Investments Fund
Services, LLC
(2010 – 2023
Director, Russell
Investment
Management, LLC,
Russell Investments
Trust Company and Russell Investments
Financial Services,
LLC (2010 – 2023).

†	For the purpose of determining the number of portfolios overseen by the Directors, “Fund Complex” comprises registered investment companies for which SSGA FM serves as Adviser.

Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS:
Ann M. Carpenter SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	President and Principal Executive Officer; Deputy Treasurer	Term: Indefinite Served: since 10/12 Term: Indefinite Served: since 5/23	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 – present)*; Managing Director, State Street Global Advisors (April 2005 – present).*

Bruce S. Rosenberg SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Served: since 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).
116	Other Information

State Street Total Return V.I.S. Fund
Other Information, continued — December 31, 2023 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS: (continued)

Chad C. Hallett SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Served: since 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present).

Darlene Anderson-Vasquez SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Served: since 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).

Arthur A. Jensen SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Served: since 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present).

David K. Lancaster SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Served: since 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 – present); Assistant Vice President, State Street Bank and Trust Company (November 2011 – July 2017).*

John Bettencourt SSGA Funds Management, Inc. One Iron Street Boston MA 02210 YOB: 1976	Assistant Treasurer	Term: Indefinite Served: since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (March 2020 – present); Assistant Vice President, State Street Global Advisors (June 2007 – March 2020).

Vedran Vukovic SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Treasurer	Term: Indefinite Served: since 2/24	Vice President, State Street Global Advisors (2023 – present); Assistant Vice President, Brown Brothers Harriman & Co. (2011 – 2023).

Brian Harris SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Served: since 6/16 Term: Indefinite Served: since 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 – present).*
Other Information	117

State Street Total Return V.I.S. Fund
Other Information, continued — December 31, 2023 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS: (continued)

Andrew J. DeLorme SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1975	Chief Legal Officer	Term: Indefinite Served: since 2/24	Managing Director and Managing Counsel, State Street Global Advisors (March 2023 – present); Counsel, K&L Gates (February 2021 – March 2023); Vice President and Senior Counsel, State Street Global Advisors (August 2014 – February 2021).

David Barr SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Served: since 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 – present); Vice President and Counsel, Eaton Vance Corp. (October 2010 – October 2019).

E. Gerard Maiorana, Jr. SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Secretary	Term: Indefinite Served: Since 5/23	Assistant Vice President, State Street Global Advisors (July 2014 – present).

David Urman SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Served: since 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).

*	Served in various capacities and/or with various affiliated entities during noted time period.
118	Other Information

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Directors
Patrick J. Riley, Chairperson
John R. Costantino
Michael A. Jessee
Margaret McLaughlin
George M. Pereira
Donna M. Rapaccioli
Mark E. Swanson
Officers
Ann M. Carpenter, President and Principal Executive Officer; Deputy Treasurer
Bruce S. Rosenberg, Treasurer and Principal Financial Officer
Chad C. Hallett, Deputy Treasurer
Darlene Anderson-Vasquez, Deputy Treasurer
Arthur A. Jensen, Deputy Treasurer
David Lancaster, Assistant Treasurer
John Bettencourt, Assistant Treasurer
Vedran Vukovic, Assistant Treasurer
Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer, Code of Ethics Compliance Officer
Andrew J. DeLorme, Chief Legal Officer
David Barr, Secretary
E. Gerard Maiorana, Jr., Assistant Secretary
David Urman, Assistant Secretary
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, Massachusetts 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, Massachusetts 02210
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

(b)	Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, State Street Variable Insurance Series Funds, Inc. (the “Company,” “Fund Entity” or “Registrant”) has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code”). That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote: (1) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (2) full, fair, accurate, timely and understandable disclosure in reports and documents that the Registrant files with, or submits to, the U.S. Securities Exchange Commission (the “SEC”) and in other public communications made by the Registrant; (3) compliance with applicable laws and governmental rules and regulations; (4) the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and (5) accountability for adherence to the Code. For the period covered by the report, the Code was combined with other mutual funds advised by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). The Registrant has not made any amendments to the Code that relates to any element of the code of ethics definition set forth in Item 2(b) of Form N-CSR during the covered period. The Registrant has not granted any waivers from any provisions of the Code during the covered period. A copy of the Code is filed as Exhibit 13(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The Company’s Board of Directors (the “Board”) has determined that the Company has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its audit committee (the “Audit Committee”): Mr. John R. Costantino, Mr. George M. Pereira, Mr. Mark E. Swanson and Ms. Donna M. Rapaccioli. Each of the “audit committee financial experts” is “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or the Board.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

For the fiscal years ended December 31, 2023 and December 31, 2022, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP (“E&Y”), the Company’s principal accountant, for the audit of the Company’s annual financial statements or services normally provided by E&Y in connection with the Company’s statutory and regulatory filings and engagements were $217,458 and $217,458, respectively.

(b)	Audit-Related Fees

For the fiscal years ended December 31, 2023 and December 31, 2022, there were no fees for assurance and related services by E&Y reasonably related to the performance of the audit of the Company’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees

For the fiscal years ending December 31, 2023 and December 31, 2022 the aggregate tax fees billed for professional services rendered by E&Y for the review of year-end distribution requirements were $13,407 and $13,407, respectively.

(d)	All Other Fees

For the fiscal years ended December 31, 2023 and December 31, 2022, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Company, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended December 31, 2023 and December 31, 2022, the aggregate fees for professional services rendered by E&Y for products and services provided by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Company that (i) relate directly to the operations and financial reporting of the Company and (ii) were pre-approved by the Audit Committee were approximately $9,540,002 and $9,327,125, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

The Company’s Audit Committee Charter states the following with respect to pre-approval procedures:

The Audit Committee shall have the following duties and powers:

•

To pre-approve engagements by a Fund Entity’s independent auditor for non-audit services to be rendered to the Fund’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund;

•

To establish, if deemed necessary or appropriate as an alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required by paragraph (b) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member or members of the Audit Committee, subject to the requirement that the decision of any member to whom authority is delegated to pre-approve an activity shall be presented to the full Audit Committee at its next scheduled meeting;

Alternate Pre-Approval Procedure:

•

The Chairperson, or a Co-Chairperson, of the Audit Committee is authorized to pre-approve any engagement involving the Fund Entity’s independent auditors to the same extent as the Audit Committee. Any pre-approval decision by the Chairperson, or a Co-Chairperson, under the foregoing authority shall be presented to the Audit Committee at its next scheduled meeting.

(e)(2)	Percentages of Services

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f)	Not applicable.

(g)	Total Fees Paid By Adviser and Certain Affiliates

For the fiscal years ended December 31, 2023 and December 31, 2022, the aggregate non-audit fees billed by E&Y for services rendered to the Company and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Company were approximately $39,000,000 and $38,000,000, respectively.

(h)

E&Y notified the Company’s Audit Committee of all non-audit services that were rendered by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Company, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Company’s Audit Committee to consider whether such services were compatible with maintaining E&Y’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is attached hereto.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable.

(b)

Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date:	February 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date:	February 26, 2024

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	February 26, 2024